AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 21, 2006.

SECURITIES ACT FILE NO. 333-

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933   ☒

PRE-EFFECTIVE AMENDMENT NO.   ☐

POST-EFFECTIVE AMENDMENT NO.   ☐

LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

125 BROAD STREET, NEW YORK, NY 10004

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

1-800-451-2010

(REGISTRANT’S AREA CODE AND TELEPHONE NUMBER)

R. JAY GERKEN

LEGG MASON & CO., LLC

399 PARK AVENUE, 4TH FLOOR

NEW YORK, NY 10022

(NAME AND ADDRESS OF AGENT FOR SERVICE)

WITH COPIES TO:

DIANNE E. O’DONNELL, ESQ.	SARAH E. COGAN, ESQ.	ROBERT I. FRENKEL, ESQ.

WILLKIE FARR & GALLAGHER LLP	SIMPSON THACHER & BARTLETT LLP	LEGG MASON & CO., LLC
787 SEVENTH AVENUE	425 LEXINGTON AVENUE	300 FIRST STAMFORD PLACE
NEW YORK, NY 10019-6099	NEW YORK, NY 10017-3954	STAMFORD, CT 06902

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: Registrant proposes that the Registration Statement become effective August 20, 2006 pursuant to Rule 488 under the Securities Act of 1933, as amended.

TITLE OF SECURITIES BEING REGISTERED:

Class I and Class II shares of the Registrant

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933, as amended, pursuant to Section 24(f) under the Investment Company Act of 1940, as amended; accordingly, no fee is payable herewith because of reliance upon Section 24(f).

LEGG MASON PARTNERS FUNDS

(formerly, Smith Barney Funds)

SALOMON BROTHERS FUNDS

125 Broad Street

New York, New York 10004

Special Meeting of Shareholders to be held October 4, 2006

August 20, 2006

Dear Shareholder:

You are being asked to vote on one or more proposed transactions related to the legacy Citigroup Asset Management funds you own. These funds consist of the Legg Mason Partners funds (formerly known as Smith Barney funds), the Salomon Brothers funds and the CitiFunds.

A chart summarizing the proposals to reorganize the funds is included on the reverse side of this letter, and detailed information about each of the proposals is contained in the enclosed materials.

The Board of Trustees/Directors of each of the funds identified as “your fund” on the reverse side of this letter has called a special meeting of shareholders (“Meeting”) for your fund to be held on October 4, 2006, at the offices of Bingham McCutchen LLP, 399 Park Avenue, 19th Floor, New York, New York 10022, at 2:00 p.m. Eastern Time in order to vote on the proposed transaction regarding your fund(s). Each transaction involves a proposal to reorganize a fund into a corresponding surviving fund (a “Reorganization”). The attached Proxy Statement/Prospectus only asks for your approval of the proposed Reorganization for your fund(s). After careful consideration, the Board(s) of the respective fund(s) recommends that you vote “FOR” each proposed Reorganization.

The Reorganizations are part of a larger set of initiatives that Legg Mason has recently undertaken following its acquisition of Citigroup Asset Management in 2005. These initiatives are designed to integrate and streamline many of the company’s mutual fund offerings, including the legacy Citigroup Asset Management funds, in an effort to focus on those funds that Legg Mason believes offer the best prospects for long-term viability and attractive long-term performance. The other initiatives, which are not included in the attached materials, include proposals to reorganize other funds as well as proposed changes in the investment strategies, policies and restrictions of certain funds and changes to the funds’ fee structures and forms of organization. Certain of these initiatives will require shareholder approval. The Boards of the affected funds have recently approved these initiatives and if the initiatives apply to your funds, they will be presented for your consideration and approval in separate sets of proxy materials that will be sent to you during the next few months. Legg Mason believes that these initiatives also will create a stronger and more cohesive family of funds.

Your vote is very important to us regardless of the number of shares you own. Whether or not you plan to attend the Meeting in person, please read the Proxy Statement/Prospectus and cast your vote promptly. To cast your vote, simply complete, sign and return the Proxy Card in the enclosed postage-paid envelope or follow the instructions on the proxy card for voting by touch-tone telephone or on the internet.

It is important that your vote be received no later than the time of the Meeting.

Sincerely,

R. Jay Gerken

President and Chief Executive Officer

Legg Mason Partners Investment Series

Legg Mason Partners Variable Portfolios I, Inc.

Legg Mason Partners Variable Portfolios II

Legg Mason Partners Variable Portfolios III, Inc.

Legg Mason Partners Variable Portfolios V

Your Fund	Surviving Fund

Legg Mason Partners Variable Large Cap Value Portfolio	Legg Mason Partners Variable Investors Portfolio (formerly Salomon Brothers Variable Investors Fund)

Legg Mason Partners Variable All Cap Portfolio	Legg Mason Partners Variable Fundamental Value Portfolio (formerly Fundamental Value Portfolio)

Legg Mason Partners Variable Growth and Income Portfolio (A) (formerly Smith Barney Growth and Income Portfolio)	Legg Mason Partners Variable Appreciation Portfolio (formerly Appreciation Portfolio)

Legg Mason Partners Variable Growth and Income Portfolio (B) (formerly Greenwich Street Series Fund—Salomon Brothers Variable Growth and Income Fund)	Legg Mason Partners Variable Appreciation Portfolio (formerly Appreciation Portfolio)

Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio	Legg Mason Partners Variable Small Cap Growth Portfolio (formerly Salomon Brothers Variable Small Cap Growth Portfolio)

Legg Mason Partners Variable Capital and Income Portfolio	Legg Mason Partners Variable Multiple Discipline Portfolio—Balanced All Cap Growth and Value (formerly Multiple Discipline Portfolio)

Legg Mason Partners Variable Total Return Portfolio	Legg Mason Partners Variable Multiple Discipline Portfolio—Balanced All Cap Growth and Value (formerly Multiple Discipline Portfolio)

LEGG MASON PARTNERS FUNDS

SALOMON BROTHERS FUNDS

IMPORTANT NEWS FOR SHAREHOLDERS

The enclosed combined Proxy Statement/Prospectus describes a proposal to reorganize your fund into a compatible fund. While we encourage you to read the full text of the enclosed combined Proxy Statement/Prospectus, here is a brief overview of the proposed fund reorganizations. The information in this overview applies generally to all of the funds, except where more specific information about a fund is included. Please refer to the more complete information contained elsewhere in the combined Proxy Statement/Prospectus about the reorganizations.

COMMON QUESTIONS ABOUT THE PROPOSED REORGANIZATIONS

Q.	WHY IS A SHAREHOLDER MEETING BEING HELD?

A. The Board of your fund has approved a reorganization, subject to shareholder approval, under which your fund would be combined with another Legg Mason-affiliated fund that has investment objectives and policies similar to your fund. If shareholders of your fund approve the reorganization, you would become a shareholder of the corresponding surviving fund in the chart below.

Your Fund	Surviving Fund

Legg Mason Partners Variable Large Cap Value Portfolio	Legg Mason Partners Variable Investors Portfolio (formerly Salomon Brothers Variable Investors Fund)

Legg Mason Partners Variable All Cap Portfolio	Legg Mason Partners Variable Fundamental Value Portfolio (formerly Fundamental Value Portfolio)

Legg Mason Partners Variable Growth and Income Portfolio (A) (formerly Smith Barney Growth and Income Portfolio)	Legg Mason Partners Variable Appreciation Portfolio (formerly Appreciation Portfolio)

Legg Mason Partners Variable Growth and Income Portfolio (B) (formerly Greenwich Street Series Fund—Salomon Brothers Variable Growth and Income Fund)	Legg Mason Partners Variable Appreciation Portfolio (formerly Appreciation Portfolio)

Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio	Legg Mason Partners Variable Small Cap Growth Portfolio (formerly Salomon Brothers Variable Small Cap Growth Portfolio)

Legg Mason Partners Variable Capital and Income Portfolio	Legg Mason Partners Variable Multiple Discipline Portfolio—Balanced All Cap Growth and Value (formerly Multiple Discipline Portfolio)

Legg Mason Partners Variable Total Return Portfolio	Legg Mason Partners Variable Multiple Discipline Portfolio—Balanced All Cap Growth and Value (formerly Multiple Discipline Portfolio)

Q.	HOW WILL A REORGANIZATION AFFECT ME?

A. If the reorganization of your fund is approved, your fund’s assets and liabilities will be combined with the assets and liabilities of the surviving fund and you will become a shareholder of the surviving fund. You will receive shares of the surviving fund having an aggregate net asset value equal to the aggregate net asset value of the shares of your fund that you own on the date of the reorganization.

Q.	WHY ARE THE REORGANIZATIONS BEING RECOMMENDED?

A. As you may be aware, on December 1, 2005, Legg Mason acquired substantially all the asset management businesses of Citigroup Asset Management. Since that time, Legg Mason has undertaken a broad set of initiatives, including a comprehensive review of its various products, with the goal of integrating and streamlining the legacy Citigroup Asset Management funds, in an effort to focus on the funds that we believe offer the best prospects for superior long-term growth and attractive long-term performance.

Q.	ARE MY FUND’S INVESTMENT OBJECTIVES AND POLICIES SIMILAR TO THOSE OF ITS SURVIVING FUND?

A. Legg Mason has recommended the surviving fund in each reorganization based on, among other factors, its evaluation of the compatibility of your fund’s investment objectives and policies with those of its surviving fund. There are, however, certain differences in investment objectives, principal investment policies and strategies, and principal risks between your fund(s) and the surviving fund(s). Please see “Comparison of Investment Objectives, Strategies, and Principal Risks of Investing in the Funds” in the Proxy Statement/Prospectus. The following chart provides a brief summary of some of the most significant of these differences, as considered by your fund’s Board:

Reorganization	Significant Differences in Objectives, Policies and Strategies

• Legg Mason Partners Variable Large Cap Value Portfolio into Legg Mason Partners Variable Investors Portfolio

The investment objectives of the funds are substantially identical.

The principal investment policies and strategies are substantially similar. The principal differences between the Funds is in how they define market capitalization.

• Legg Mason Partners Variable All Cap Portfolio into Legg Mason Partners Variable Fundamental Value Portfolio

The investment objectives of the funds are comparable, except that the surviving fund treats current income as a secondary consideration.

The principal investment policies and strategies are similar—both seek capital appreciation—except for the fact that the surviving fund is diversified while the fund is non-diversified.

The surviving fund may invest up to 35% of its assets in convertible bonds and preferred stocks, warrants and interest paying debt securities, whereas your fund may invest in investment grade fixed income securities and convertible debt securities without specified limitation. Your fund may invest up to 20% of its assets in non-convertible debt securities rated below investment grade (commonly known as “junk bonds”) while the surviving fund may invest up to 10% in junk bonds. Your fund may invest up to 20% of its assets in securities of foreign issuers; the surviving fund has no similar limitation.

• Legg Mason Partners Variable Growth and Income Portfolio (A) into Legg Mason Partners Variable Appreciation Portfolio

The surviving fund’s investment objective is long-term appreciation of capital, while your fund seeks reasonable growth and income.

Your fund focuses on large cap stocks while the surviving fund has a broader focus, including medium and small cap stocks.

Your fund also focuses on stocks that pay dividends or produce income and is prevented from investing in companies that derive more than 25% of their gross revenues from the manufacture of alcohol or tobacco. The surviving fund does not have equivalent policies.

Your fund does not invest principally in debt securities with the exception of investments in convertible securities, which may include junk bonds. The surviving fund may invest up to 35% of its assets in debt securities and money market instruments for cash management or other purposes.

Your fund may invest up to 20% on foreign investments, compared to 10% for the surviving fund.

Your fund may sell securities short while the surviving Fund does not intend to engage in such activities.

Reorganization	Significant Differences in Objectives, Policies and Strategies

• Legg Mason Partners Variable Growth and Income Portfolio (B) into Legg Mason Partners Variable Appreciation Portfolio

Both funds’ investment objective is long-term appreciation of capital, while the fund also seeks income.

The funds have similar investment policies and strategies. Your fund will focus on large cap stocks while the surviving fund has a broader focus, including medium and small cap stocks.

Your fund and the surviving fund may invest in similar fixed income securities, but the surviving fund has a 35% cap on such investments.

• Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio into Legg Mason Partners Variable Small Cap Growth Portfolio

The investment objectives are substantially identical.

The funds have similar investment policies and strategies. Your fund may invest up to 25% of its assets in foreign securities while the surviving fund may only invest up to 20%.

• Legg Mason Partners Variable Capital and Income Portfolio into Legg Mason Partners Variable Multiple Discipline Portfolio-Balanced All Cap Growth and Value

The investment objectives of the funds are similar except that, while the fund seeks total return, which includes income and long-term capital appreciation, the surviving fund seeks long-term growth of capital and principal preservation, but not income.

The surviving fund has a 70% target allocation to equity investments and a 30% target allocation to fixed income investments. Your fund does not have similar target allocations. The surviving fund will maintain a minimum of 25% of its net assets in a fixed income segment consisting of certain U.S. government securities. The surviving fund also targets its fixed income investments to short- to intermediate-term maturities and U.S. government securities, while your fund does not have similar target allocations. Your fund is not restricted from investing in securities rated below investment grade (commonly referred to as “junk bonds”), but the surviving fund may not invest in those bonds.

Should a proposed change in investment objectives be approved by shareholders of the surviving fund, that fund would adopt the investment objective and investment strategies currently in use for the fund. As a result, there would be no material difference between the investment objective and investment strategies of the fund and the surviving fund.

• Legg Mason Partners Variable Total Return Portfolio into Legg Mason Partners Variable Multiple Discipline Portfolio-Balanced All Cap Growth and Value

The investment objectives of the funds are different. The surviving fund seeks long-term growth of capital and principal preservation while your fund’s primary objective is above-average income and has a secondary objective of taking advantage of opportunities to achieve growth of capital and income.

Both funds allocate investments between equity and fixed income. The surviving fund’s target allocation is 70% equity and 30% fixed income while the fund invests at least 40% in equity. The surviving fund will maintain a minimum of 25% of its net assets in a fixed income segment consisting of certain U.S. government securities. Your fund also invests up to 20% in foreign issuers and up to 20% in non-convertible fixed income securities rated below investment grade.

Reorganization	Significant Differences in Objectives, Policies and Strategies

The surviving fund’s fixed income investments are in U.S. government securities, while those of the fund are in a broad range of fixed income securities of U.S. and foreign issuers.

Should a proposed change in investment objective be approved by shareholders of the surviving fund, that Fund would adopt a new investment objective and investment strategies. Should such change be rejected, the surviving fund would retain its current investment objective and investment strategies.

The proposed investment objective of the the surviving fund differs from that of the fund. The proposed investment objective of the surviving fund seeks total return, which includes income and long-term capital appreciation, while the fund seeks to obtain above-average income (compared to a portfolio entirely invested in equity securities) and has a secondary objective of taking advantage of opportunities to achieve growth of capital and income.

Both Funds allocate investments between equity and fixed income. The fund’s target allocation is 40% equity. The surviving fund’s proposed strategy has no stated target. The fund places a 20% limit on allocations to foreign securities and allocations to junk bonds while the proposed strategy of the surviving fund has no such limitations.

Please see “Comparison of Investment Objectives, Strategies, and Principal Risks of Investing in the Funds” in the Proxy Statement/Prospectus.

Q.	HOW WILL THE REORGANIZATIONS AFFECT FUND FEES AND EXPENSES?

A. The chart below illustrates the effect of the reorganizations on your fund’s fees and expenses:

Legg Mason Partners Variable Large Cap Value Portfolio

•     Total operating expenses of the combined fund are lower than the fund’s current total operating expenses

•     Effective management fee of the combined fund is the same as the fund’s current effective management fee

Legg Mason Partners Variable All Cap Portfolio

•     Total operating expenses of the combined fund are lower than the fund’s current total operating expenses

•     Effective management fee of the combined fund is the same as the fund’s current effective management fee

Legg Mason Partners Variable Growth and Income Portfolio (A) (formerly Smith Barney Growth and Income Portfolio)

•     Total operating expenses of the combined fund are lower than the fund’s current total operating expenses

•     Effective and contractual management fees of the combined fund are higher than the fund’s current effective and contractual management fees

Legg Mason Partners Variable Growth and Income Portfolio (B) (formerly Greenwich Street Series Fund—Salomon Brothers Variable Growth and Income Fund)

•     Total operating expenses of the combined fund are lower than the fund’s current total operating expenses

•     Effective and contractual management fees of the combined fund are higher than the fund’s current effective and contractual management fees

Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio

•     Total operating expenses of the combined fund are lower than the fund’s current total operating expenses

•     Effective management fee of the combined fund is the same as the fund’s current effective management fee

Legg Mason Partners Variable Capital and Income Portfolio

•     Total operating expenses of the combined fund are lower than the fund’s current total operating expenses

•     Effective management fee of the combined fund is the same as the fund’s current effective management fee

Legg Mason Partners Variable Total Return Portfolio

•     Total operating expenses of Class I and Class II shares of the combined fund are lower than the fund’s current total operating expenses

•     Expense caps for Class II shares of the surviving fund will limit expenses for a period of time

•     Effective management fee of the combined fund is the same as the fund’s current effective management fee

In the reorganization of Legg Mason Partners Variable Total Return Portfolio, management has agreed to impose an expense cap that will remain in effect for one year from the date of the next annual prospectus update of the surviving fund.

Please see “Comparison of Fees and Expenses” in the Proxy Statement/Prospectus for a detailed breakdown of the fees and expenses paid by your fund in comparison with those paid by the surviving fund.

Q.	WILL I HAVE TO PAY ANY CHARGE OR OTHER COMMISSION IN CONNECTION WITH A REORGANIZATION?

A. No. No sales load, deferred sales charge, commission, redemption fee, or other transactional fee will be charged by your fund as a result of the reorganizations. You will receive shares of the surviving fund having an aggregate net asset value equal to the aggregate net asset value of the shares of your fund that you own on the date of the reorganization.

Q.	WHAT IF I REDEEM OR EXCHANGE MY SHARES BEFORE THE CLOSING OF THE REORGANIZATION?

A. Redemptions or exchanges of fund shares which occur before the closing of the reorganization will be processed according to your fund’s policies and procedures in effect at the time of the redemption or exchange.

Q.	WILL MY SHAREHOLDER PRIVILEGES CHANGE AS A RESULT OF THE REORGANIZATION?

A. Generally, no. In most instances, shareholders will receive the same class of shares of the surviving fund as they currently hold. There are the following exceptions, however:

•	Class I and Class II of Legg Mason Partners Variable All Cap Portfolio will receive the single share class of Legg Mason Partners Variable Fundamental Value Portfolio;

•	Class I of Legg Mason Partners Variable Growth and Income Portfolio (B) will receive shares of the single class of Legg Mason Partners Variable Appreciation Portfolio; and

•	The single share class of Legg Mason Partners Variable Large Cap Value Portfolio, Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio and Legg Mason Partners Variable Capital and Income Portfolio will receive shares of Class I of Legg Mason Partners Variable Investors Portfolio, Legg Mason Partners Variable Small Cap Growth Portfolio and Legg Mason Partners Variable Multiple Discipline Portfolio – Balanced All Cap Growth and Value, respectively.

Please see “Comparison of Distribution and Shareholder Servicing Arrangements and Purchase, Redemption and Exchange Policies and Procedures” and “Appendix C—Purchases, Redemptions and Exchanges of Fund Shares—Other Shareholder Information” in the Proxy Statement/Prospectus for a description of the differences among fund classes.

Q.	WILL I HAVE TO PAY ANY TAXES AS A RESULT OF THE REORGANIZATIONS?

A. Each reorganization is intended to qualify as a tax-free transaction for Federal income tax purposes. Assuming the reorganization of your fund qualifies for such treatment, you will not recognize a gain or loss for Federal income tax purposes as a result of the reorganization. As a condition to the closing of the reorganization, your fund will receive an opinion of counsel to the effect that the reorganization will qualify for such treatment. Opinions of counsel are not binding on the Internal Revenue Service or the courts. You should talk to your tax advisor about any state, local and other tax consequences of your fund’s reorganization.

Q.	WHAT HAPPENS IF SHAREHOLDERS OF SOME FUNDS APPROVE THEIR REORGANIZATIONS, WHILE SHAREHOLDERS OF OTHER FUNDS DO NOT?

A. None of the proposed reorganizations is contingent upon the approval of any other reorganization, including those reorganizations that contemplate the reorganization of more than one fund into a surviving fund. Thus, if shareholders of your fund approve the reorganization of your fund, your fund will be reorganized into the surviving fund even if shareholders of other funds do not approve their reorganizations.

Q.	WHO WILL PAY FOR THE REORGANIZATIONS?

A. Legg Mason and the funds will share the costs of the reorganizations involving the Legg Mason Partners and Salomon Brothers funds. Please see “Proxy Solicitation” in the Proxy Statement/Prospectus for a description of the costs to be borne by Legg Mason and those to be borne by the funds.

Q.	WILL I BE RECEIVING ANY OTHER PROXY MATERIALS OR OTHER MATERIALS FROM MY FUND?

A. Yes. Legg Mason has developed a broader set of initiatives designed to integrate and streamline the legacy Citigroup Asset Management funds. The other initiatives, which are not included in the attached materials, include proposals to reorganize other legacy Citigroup Asset Management funds as well as a number of other governance- and investment-related matters. Certain of these initiatives will require shareholder approval. The Boards of the funds recently have approved these initiatives and if the initiatives apply to your fund they will be presented for your consideration and approval in separate sets of proxy materials that will be sent to you during the next few months. For a discussion of certain of these proposals, see “Effect of Proposed ‘Shell’ Reorganizations of the Funds,” “Fundamental Investment Restrictions” and “Form of Organization” in the Proxy Statement/Prospectus.

Q.	ARE THERE ANY PROPOSED CHANGES TO THE SURVIVING FUNDS THAT I SHOULD KNOW ABOUT?

A. Yes. As part of the initiatives referred to in the previous question, shareholders of the surviving funds will be asked to approve certain proposals, including electing Board members and approving certain other governance- and investment-related proposals. If these proposals are approved by shareholders of the surviving funds, it is currently anticipated that they would take effect no later than the completion date of the proposed reorganization of your fund into its surviving fund.

Q.	HOW DOES MY BOARD RECOMMEND THAT I VOTE?

A. Your fund’s Board, including all of the independent Board members, unanimously recommends that you vote FOR the reorganization of your fund.

Q.	WHAT HAPPENS IF A REORGANIZATION IS NOT APPROVED?

A. If the shareholders of your Fund do not approve the reorganization of your Fund, then you will remain a shareholder of your Fund.

Q.	I AM AN INVESTOR WHO HOLDS A SMALL NUMBER OF SHARES. WHY SHOULD I VOTE?

A. Your vote makes a difference. If many shareholders just like you fail to vote their proxies, your fund may not receive enough votes to go forward with the shareholder meeting, and additional costs will be incurred to solicit additional proxies.

Q.	WHEN IS THE REORGANIZATION OF MY FUND EXPECTED TO HAPPEN?

A. If shareholders approve the reorganization of your fund, the reorganization of your fund is expected to occur on or about                     , 2007.

Q.	HOW CAN I VOTE?

A. In addition to voting by mail by returning the enclosed proxy card, you may also vote by either touch-tone telephone or online via the Internet, as follows:

To vote by touch-tone telephone:	To vote by Internet:

(1) Read the Proxy Statement/Prospectus and have your voting instruction form at hand.	(1) Read the Proxy Statement/Prospectus and have your voting instruction form at hand.

(2) Call the toll-free number that appears on your voting instruction form.	(2) Go to the website that appears on your voting instruction form.

(3) Enter the control number set out on the voting instruction form and follow the simple instructions.	(3) Enter the control number set out on the voting instruction form and follow the simple instructions.

Q.	WHO GETS TO VOTE?

A. If you owned shares of your fund at the close of business on August 10, 2006, you are entitled to vote those shares, even if you are no longer a shareholder of the fund.

Q.	WHO DO I CALL IF I HAVE QUESTIONS?

A. If you need more information or have any questions on how to cast your vote, please call Computershare Fund Services, your fund’s proxy solicitor, at 866-813-8523.

Your vote is important. Please vote promptly to avoid the additional expense of another solicitation.

LEGG MASON PARTNERS INVESTMENT SERIES

Legg Mason Partners Variable Growth and Income Portfolio

(formerly Smith Barney Growth and Income Portfolio)

LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.

Legg Mason Partners Variable All Cap Portfolio

Legg Mason Partners Variable Total Return Portfolio

LEGG MASON PARTNERS VARIABLE PORTFOLIOS II

Legg Mason Partners Variable Capital and Income Portfolio

Legg Mason Partners Variable Growth and Income Portfolio

(formerly Greenwich Street Series Fund—Salomon Brothers Variable Growth and Income Fund)

LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.

Legg Mason Partners Variable Large Cap Value Portfolio

LEGG MASON PARTNERS VARIABLE PORTFOLIOS V

Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To Be Held on October 4, 2006

Please take notice that a Special Meeting of Shareholders (the “Meeting”) of each of the above referenced Funds (each an “Acquired Fund”), will be held at the offices of Bingham McCutchen LLP, 399 Park Avenue, 19th Floor, New York, NY 10022, on October 4, 2006, at 2:00 p.m., Eastern time, for the following purposes:

PROPOSAL 1:	To approve an Agreement and Plan of Reorganization (a “Reorganization Agreement”), providing for (i) the acquisition of all of the assets and the assumption of all of the liabilities of the Acquired Fund, in exchange for shares of the corresponding Acquiring Fund listed opposite its name in the following chart (a “Reorganization”) to be distributed to the shareholders of the Acquired Fund and (ii) the subsequent termination of the Acquired Fund:

Acquired Fund	Acquiring Fund
Legg Mason Partners Variable Large Cap Value Portfolio	Legg Mason Partners Variable Investors Portfolio

Legg Mason Partners Variable All Cap Portfolio	Legg Mason Partners Variable Fundamental Value Portfolio

Legg Mason Partners Variable Growth and Income Portfolio (A) (formerly Smith Barney Growth and Income Portfolio)	Legg Mason Partners Variable Appreciation Portfolio

Legg Mason Partners Variable Growth and Income Portfolio (B) (formerly Greenwich Street Series Fund—Salomon Brothers Variable Growth and Income Fund)	Legg Mason Partners Variable Appreciation Portfolio

Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio	Legg Mason Partners Variable Small Cap Growth Portfolio

Legg Mason Partners Variable Capital and Income Portfolio	Legg Mason Partners Variable Multiple Discipline Portfolio—Balanced All Cap Growth and Value

Legg Mason Partners Variable Total Return Portfolio	Legg Mason Partners Variable Multiple Discipline Portfolio—Balanced All Cap Growth and Value

PROPOSAL 2:	To transact such other business as may properly come before the Meeting or any adjournments or postponements thereof.

The appointed proxies will vote in their discretion on any other business as may properly come before the Meeting or any adjournments or postponements thereof.

I

Holders of record of shares of each Acquired Fund at the close of business on August 10, 2006 are entitled to vote at the Meeting and at any adjournments or postponements thereof.

Shares of the Funds are offered only to variable annuity and variable life insurance separate accounts established by insurance companies (each, a “Participating Insurance Company,” and collectively, “the Participating Insurance Companies”) to fund variable annuity contracts and variable life insurance policies (the “Variable Annuity Funds”). The rights accompanying shares of the Variable Annuity Funds are legally vested in the variable annuity contracts and variable life insurance products offered by the separate accounts of Participating Insurance Companies. However, in accordance with current law and interpretations thereof, Participating Insurance Companies will vote shares held in the separate accounts in a manner consistent with voting instructions timely received from the holders of variable annuity contracts and variable life insurance policies. A signed voting instruction form or other authorization by a holder that does not specify how the holder’s shares should be voted on a proposal may be deemed an instruction to vote such shares in favor of the applicable proposal. Those persons who have a voting interest at the close of business on August 10, 2006 will be entitled to submit instructions to their Participating Insurance Company. Each Participating Insurance Company will vote Variable Annuity Fund shares held in separate accounts for which no timely instructions are received from the holders of variable annuity contracts and variable life insurance policies, as well as shares it owns, in the same proportion as those shares for which such insurance company receives voting instructions. For purposes of this Joint Proxy Statement/Prospectus, the term “shareholder” (when used to refer to the beneficial holder of ownership interests in a Fund) shall also be deemed to include holders of variable annuity contracts and variable life insurance policies.

If you hold shares through a variable annuity contract or a variable life insurance policy, and if you do not give specific voting instructions for your shares, they may not be voted at all or, as described above, they may be voted in a manner that you may not intend. Therefore, you are strongly encouraged to give your Participating Insurance Company specific instructions as to how you want your shares to be voted.

Votes cast by proxy or in person at the Meeting will be tabulated by the inspectors of election appointed for the Meeting. The inspectors of election will determine whether or not a quorum is present at the Meeting. The inspectors of election will treat abstentions as present for purposes of determining a quorum.

PLEASE DATE, SIGN AND RETURN PROMPTLY THE ENCLOSED VOTING INSTRUCTION FORM IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES, OR FOLLOW THE INSTRUCTIONS ON THE VOTING INSTRUCTION FORM IN ORDER TO AUTHORIZE THE PROXIES BY TELEPHONE OR INTERNET.

By Order of the Boards of Directors/Trustees,

Robert I. Frenkel

Secretary

August     , 2006

“Smith Barney” and “Salomon Brothers” are service marks of Citigroup, licensed for use by Legg Mason as the names of funds and investment advisers. Legg Mason and its affiliates, as well as the Funds’ investment manager, are not affiliated with Citigroup.

II

The information in this Prospectus/Proxy Statement is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus/Proxy Statement is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

SUBJECT TO COMPLETION, DATED JULY         , 2006

PROXY STATEMENT/PROSPECTUS

AUGUST     , 2006

PROXY STATEMENT FOR:

LEGG MASON PARTNERS INVESTMENT SERIES

Legg Mason Partners Variable Growth and Income Portfolio

(formerly Smith Barney Growth and Income Portfolio)

LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.

Legg Mason Partners Variable All Cap Portfolio

Legg Mason Partners Variable Total Return Portfolio

LEGG MASON PARTNERS VARIABLE PORTFOLIOS II

Legg Mason Partners Variable Capital and Income Portfolio

Legg Mason Partners Variable Growth and Income Portfolio

(formerly Greenwich Street Series Fund—Salomon Brothers Variable Growth and Income Fund)

LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.

Legg Mason Partners Variable Large Cap Value Portfolio

LEGG MASON PARTNERS VARIABLE PORTFOLIOS V

Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio

(collectively, the “Acquired Funds”)

125 Broad Street

New York, New York 10004

1-800-451-2010

PROSPECTUS FOR

LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.

Legg Mason Partners Variable Investors Portfolio

Legg Mason Partners Variable Small Cap Growth Portfolio

LEGG MASON PARTNERS VARIABLE PORTFOLIOS II

Legg Mason Partners Variable Fundamental Value Portfolio

Legg Mason Partners Variable Appreciation Portfolio

LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV

Legg Mason Partners Variable Multiple Discipline Portfolio—

Balanced All Cap Growth and Value

(collectively, the “Acquiring Funds”)

125 Broad Street

New York, New York 10004

1-800-451-2010

This combined Proxy Statement and Prospectus (the “Proxy Statement/Prospectus”) is being furnished in connection with the solicitation of proxies by the Board of Trustees/Directors (each a “Board”) of each of the Acquired Funds for a Special Meeting of Shareholders of each Acquired Fund (the “Meetings”). Each Meeting will be held on October 4, 2006 at 2:00 p.m., Eastern time, at the offices of Bingham McCutchen LLP, 399 Park Avenue, 19th Floor, New York, New York 10022. At the Meeting, shareholders of each Acquired Fund will be asked to consider and act upon the following:

PROPOSAL 1:	To approve an Agreement and Plan of Reorganization (a “Reorganization Agreement”), providing for (i) the acquisition of all of the assets and the assumption of all of the liabilities of the Acquired Fund, in exchange for shares of the corresponding Acquiring Fund listed opposite its name in the following chart (each, a “Reorganization” and collectively, the “Reorganizations”) to be distributed to the stockholders of the Acquired Fund and (ii) the subsequent termination of the Acquired Fund:

Acquired Fund	Acquiring Fund
Legg Mason Partners Variable Large Cap Value Portfolio	Legg Mason Partners Variable Investors Portfolio

Legg Mason Partners Variable All Cap Portfolio	Legg Mason Partners Variable Fundamental Value Portfolio

Legg Mason Partners Variable Growth and Income Portfolio (A) (formerly Smith Barney Growth and Income Portfolio)	Legg Mason Partners Variable Appreciation Portfolio

Legg Mason Partners Variable Growth and Income Portfolio (B) (formerly Greenwich Street Series Fund—Salomon Brothers Variable Growth and Income Fund)	Legg Mason Partners Variable Appreciation Portfolio

Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio	Legg Mason Partners Variable Small Cap Growth Portfolio

Legg Mason Partners Variable Capital and Income Portfolio	Legg Mason Partners Variable Multiple Discipline Portfolio—Balanced All Cap Growth and Value

Legg Mason Partners Variable Total Return Portfolio	Legg Mason Partners Variable Multiple Discipline Portfolio—Balanced All Cap Growth and Value

PROPOSAL 2:	To transact such other business as may properly come before the Meeting or any adjournments or postponements thereof.

Each Reorganization Agreement contemplates the transfer of all of the assets and the assumption of all of the liabilities of an Acquired Fund to a corresponding Acquiring Fund in exchange for shares of the corresponding Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the Acquired Fund. Each Acquired Fund would then distribute to its shareholders the portion of the shares of the corresponding Acquiring Fund to which each such shareholder is entitled, with each shareholder receiving shares of the corresponding Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of the Acquired Fund held by that shareholder as of the close of business on the day of the closing of the Reorganization. Thereafter, each Acquired Fund would be promptly terminated.

You are being asked to approve a Reorganization Agreement pursuant to which a Reorganization would be accomplished. Because shareholders of the Acquired Funds are being asked to approve a transaction that will result in their holding shares of the corresponding Acquiring Funds, this Proxy Statement also serves as a Prospectus for the Acquiring Funds.

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If a Reorganization Agreement is approved, the shareholders of the Acquired Fund will receive shares of the Acquiring Fund according to the following chart:

Acquired Fund - Share Class Exchanged	Acquiring Fund - Share Class Received
Legg Mason Partners Variable Large Cap Value Portfolio	Legg Mason Partners Variable Investors Portfolio
Single Class	Class I

Legg Mason Partners Variable All Cap Portfolio	Legg Mason Partners Variable Fundamental Value Portfolio
Class I	Single Class
Class II
Legg Mason Partners Variable Growth and Income Portfolio (A)	Legg Mason Partners Variable Appreciation Portfolio
Single Class	Single Class

Legg Mason Partners Variable Growth and Income Portfolio (B)	Legg Mason Partners Variable Appreciation Portfolio
Class I	Single Class

Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio	Legg Mason Partners Variable Small Cap Growth Portfolio
Single Class	Class I

Legg Mason Partners Variable Capital and Income Portfolio	Legg Mason Partners Variable Multiple Discipline Portfolio—Balanced All Cap Growth and Value
Single Class	Class I

Legg Mason Partners Variable Total Return Portfolio	Legg Mason Partners Variable Multiple Discipline Portfolio—Balanced All Cap Growth and Value
Class I	Class I
Class II	Class II

If a reorganization is approved, each shareholder of a class of an Acquired Fund will receive shares of the corresponding class of the Acquiring Fund in the Reorganization, except as follows:

•	Shareholders of Class I and Class II of Legg Mason Partners Variable All Cap Portfolio will receive shares of the single share class of Legg Mason Partners Variable Fundamental Value Portfolio;

•	Shareholders of Class I of Legg Mason Partners Variable Growth and Income Portfolio (B) will receive shares of the single class of Legg Mason Partners Variable Appreciation Portfolio; and

•	The single share class of Legg Mason Partners Variable Large Cap Value Portfolio, Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio and Legg Mason Partners Variable Capital and Income Portfolio will receive shares of Class I of Legg Mason Partners Variable Investors Portfolio, Legg Mason Partners Variable Small Cap Growth Portfolio and Legg Mason Partners Variable Multiple Discipline Portfolio – Balanced All Cap Growth and Value, respectively.

Shareholders should be aware that for those Reorganizations that contemplate the reorganization of two Acquired Funds into the same Acquiring Fund, if shareholders of one Acquired Fund approve the Reorganization Agreement for that Fund, the reorganization of that Fund will be effected, even if the shareholders of the other Acquired Fund do not approve its Reorganization Agreement. In addition, no Reorganization proposal is contingent on any other Reorganization proposal being approved by an Acquired Fund’s shareholders.

The Reorganizations are being structured as tax-free reorganizations for Federal income tax purposes. See “Information about the Reorganizations—Federal Income Tax Consequences” below. Shareholders should consult their tax advisors to determine the actual impact of the Reorganizations in light of their individual tax circumstances.

Each Fund is a series of an open-end management investment company. The investment objectives and principal investment strategies of each Acquired Fund are comparable to those of the corresponding Acquiring Fund. There are, however, certain differences in investment objectives, policies, strategies and principal risks. Please see “Comparison of Investment Objectives, Strategies and Principal Risks of Investing in the Funds” in this Proxy Statement/Prospectus.

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This Proxy Statement/Prospectus, which you should retain for future reference, sets forth concisely the information about the Acquiring Funds that a prospective investor should know before investing. A Statement of Additional Information (the “Reorganization SAI”) dated August 19, 2006 relating to this Proxy Statement/Prospectus and the Reorganizations has been filed with the Securities and Exchange Commission (the “SEC”) and is incorporated by reference into this Proxy Statement/Prospectus. A copy of the Reorganization SAI is available upon request and without charge by writing to the Funds at the address listed above or calling Shareholder Services at 800-451-2010.

For more information regarding the Funds, see the current prospectuses and statements of additional information of the Funds (the “Fund SAIs” and each, a “Fund SAI”) filed with the SEC on the dates as listed in Appendix A; the Acquired Funds’ prospectuses and the Fund SAIs are incorporated into this Proxy Statement/Prospectus by reference.

The most recent annual report and the semi-annual report next succeeding such annual report, if any, for each Fund, which highlights certain important information such as investment performance and expense and financial information and which have been filed with the SEC, are incorporated herein by reference. The annual reports for the fiscal years ended December 31, 2004 for Legg Mason Partners Variable All Cap Portfolio, Legg Mason Partners Variable Investors Portfolio, Legg Mason Partners Variable Small Cap Growth Portfolio, Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio and Legg Mason Partners Variable Total Return Portfolio are also incorporated by reference. You may receive a copy of the prospectus, Fund SAI, annual report and semi-annual report for each Fund by contacting Shareholder Services at 800-451-2010, by writing the Funds at the address listed above, or by visiting the Funds’ website at www.leggmason.com/InvestorServices.

In addition, you can copy and review this Proxy Statement/Prospectus and the complete filing on Form N-14 containing the Proxy Statement/Prospectus and any of the above-referenced documents at the SEC’s Public Reference Room in Washington, DC. You may obtain information about the operation of the Public Reference Room by calling the SEC at (202) 551-8090. Reports and other information about each Fund are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Room, 100 F Street, N.E., Washington, DC 20549.

A copy of the form of Reorganization Agreement pertaining to each Reorganization accompanies this Proxy Statement/Prospectus as Appendix B.

The information contained herein concerning the Acquired Funds has been provided by, and is included herein in reliance upon, the Acquired Funds. The information contained herein concerning the Acquiring Funds has been provided by, and is included herein in reliance upon, the Acquiring Funds.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT/ PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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I

II

SUMMARY

This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Proxy Statement/Prospectus and each Reorganization Agreement, the form of which is attached to this Proxy Statement/Prospectus as Appendix B.

Proposed Reorganizations

At meetings held in June 2006, the Board of each Acquired Fund and the Board of each Acquiring Fund, including all of the Board members who are not “interested persons” of the Funds under the Investment Company Act of 1940, as amended (the “1940 Act”) (“Independent Board Members”), unanimously approved the applicable Reorganization Agreement. Each Reorganization Agreement provides for:

1.	the transfer of all of the assets and the assumption of all of the liabilities of the applicable Acquired Fund in exchange for shares of the corresponding Acquiring Fund listed opposite its name in the following chart having an aggregate net asset value equal to the aggregate net asset value of the shares of the Acquired Fund;

Acquired Fund	Acquiring Fund
Legg Mason Partners Variable Large Cap Value Portfolio	Legg Mason Partners Variable Investors Portfolio

Legg Mason Partners Variable All Cap Portfolio	Legg Mason Partners Variable Fundamental Value Portfolio

Legg Mason Partners Variable Growth and Income Portfolio (A) (formerly Smith Barney Growth and Income Portfolio)	Legg Mason Partners Variable Appreciation Portfolio

Legg Mason Partners Variable Growth and Income Portfolio (B) (formerly Greenwich Street Series Fund—Salomon Brothers Variable Growth and Income Fund)	Legg Mason Partners Variable Appreciation Portfolio

Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio	Legg Mason Partners Variable Small Cap Growth Portfolio

Legg Mason Partners Variable Capital and Income Portfolio	Legg Mason Partners Variable Multiple Discipline Portfolio – Balanced All Cap Growth and Value

Legg Mason Partners Variable Total Return Portfolio	Legg Mason Partners Variable Multiple Discipline Portfolio – Balanced All Cap Growth and Value

2.	the distribution of shares of the Acquiring Fund to the shareholders of the Acquired Fund; and

3.	the subsequent termination of the Acquired Fund.

Each Reorganization Agreement is subject to approval by the shareholders of the applicable Acquired Fund. The Reorganizations, if approved by shareholders, are scheduled to be effective as of the close of business on [                      ], or on such later date as the parties may agree (“Closing Date”). As a result of the Reorganizations, each shareholder of an Acquired Fund will become the owner of the number of full and fractional shares of the corresponding Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the shareholder’s Acquired Fund shares as of the close of business on the Closing Date. See “Information about the Reorganizations” below. For more information about the shares offered by the Acquired Funds and the Acquiring Funds see “Purchases, Redemptions and Exchanges of Fund Shares—Other Shareholder Information” in Appendix C.

For the reasons set forth below in “Information about the Proposed Reorganizations—Reasons for the Reorganizations and Board Considerations,” the Board of each Acquired Fund, including all of the Independent Board Members, has concluded that the Reorganization of such Acquired Fund would be in the best interests of the Acquired Fund and that the interests of the Acquired Fund’s existing shareholders would not be diluted as a result of the Reorganization. The Boards, therefore, have submitted the Reorganization Agreements to the shareholders of the Acquired Funds and recommend that shareholders of each Acquired Fund vote “FOR” the Reorganization Agreement effecting the Reorganization for that Fund. The Board of each Acquiring Fund has approved the Reorganization on behalf of the corresponding Acquiring Fund.

For each Acquired Fund, approval of the relevant Reorganization Agreement will require, if a quorum is present at the Meeting, the affirmative vote of a majority of the outstanding voting securities of the Acquired Fund, as defined in the 1940 Act. A “majority of the outstanding voting securities” is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at the Meeting, if the holders of more than 50% of the outstanding voting securities of the Acquired Fund are present at the Meeting or represented by proxy, or (b) more than 50% of the outstanding voting securities of the Acquired Fund. See “Voting Information” below.

Prior to completion of a Reorganization, the Funds will have received from Dechert LLP an opinion of legal counsel to the effect that the Reorganization will qualify as a tax-free reorganization for Federal income tax purposes. Accordingly, no gain or loss will be recognized by an Acquired Fund or its shareholders as a result of the Reorganization of such Acquired Fund, and the aggregate tax basis of the Acquiring Fund shares received by each Acquired Fund shareholder will be the same as the aggregate tax basis of the shareholder’s Acquired Fund shares. For more information about the Federal income tax consequences of the Reorganizations, see “Information about the Proposed Reorganizations—Federal Income Tax Consequences” below.

Some of the portfolio assets of an Acquired Fund may be sold in connection with the Reorganization. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the Acquired Fund’s basis in such assets. Any capital gains recognized in these sales on a net basis, after the application of any available capital loss carryforwards, will be distributed to the Acquired Fund shareholders as capital gain dividends (to the extent of net realized long-term capital gains distributed) and/or ordinary dividends (to the extent of net realized short-term capital gains distributed) during or with respect to the year of sale, and such distributions will be taxable to shareholders.

Certain Defined Terms Used in this Proxy Statement and Prospectus

All of the Funds are Massachusetts business trusts (the “Massachusetts Funds”) except for Legg Mason Partners Variable Large Cap Value Portfolio, Legg Mason Partners Variable All Cap Portfolio, Legg Mason Partners Variable Total Return Portfolio and Legg Mason Partners Variable Investors Portfolio, which are Maryland corporations (the “Maryland Corporations”). For ease of reference and clarity of presentation, shares of common stock of the Maryland Corporations and beneficial interests of the Massachusetts Funds are hereinafter referred to as “shares,” and holders of shares are hereinafter referred to as “shareholders”; the Boards of Trustees overseeing the Massachusetts Funds and the Boards of Directors overseeing the Maryland Corporations are each referred to herein as a “Board” and collectively as the “Boards”; the Declarations of Trusts governing the Massachusetts Funds and the Articles of Incorporation governing the Maryland Corporations, each as amended and supplemented, are referred to herein as a “declaration of trust”; the term “termination” refers to the termination and redemption for purposes of a portfolio of a Maryland corporation and for the purposes of a series of a Massachusetts business trust refers to the liquidation of the assets and the distribution of the remaining trust property to the shareholders in accordance with their respective rights.

Comparison of Investment Objectives and Principal Investment Strategies

This section will help you compare the investment objectives and principal investment strategies of the Acquired Funds and the Acquiring Funds. Please be aware that this is only a brief discussion. More detailed comparisons of the Funds, including risks, appear later in this Proxy Statement/Prospectus, and a chart providing a side-by-side comparison of the Funds and their investment objectives, principal investment strategies and management can be found in Appendix D. These discussions include any material differences in the Funds’ “fundamental” investment policies, meaning those that can be changed only by shareholder vote. In each case, unless otherwise noted, the investment objective and principal investment strategies of the Acquiring Fund will apply to the combined fund following a Reorganization. More information can be found in each Fund’s prospectus and Fund SAI.

Legg Mason Partners Variable Investors Portfolio (Acquiring Fund) and Legg Mason Partners Variable Large Cap Value Portfolio (Acquired Fund)

The investment objectives of both Funds are substantially identical. Both Funds seek long-term growth of capital with current income as a secondary objective.

The principal investment policies of both Funds are substantially similar. Both Funds invest primarily in equity securities of companies with large market capitalizations. Both Funds may invest up to 20% of their assets in foreign securities and may use derivatives for hedging purposes and as a cash flow management technique. Both Funds are “diversified” under the 1940 Act, which means they are limited as to the percentage of assets that can be invested in the securities of a single issuer.

The principal differences between the Funds is in how they define large market capitalizations. Legg Mason Partners Variable Large Cap Value Portfolio has a policy requiring it to invest, under normal circumstances, at least 80% of its net assets in securities of companies with large market capitalizations, which are defined as market capitalizations similar to companies within the Russell 1000 Index. As of May 31, 2006, capitalizations of companies in the Russell 1000 Index ranged from $660 million to $387 billion. On the other hand, Legg Mason Partners Variable Investors Portfolio invests primarily in common stocks of established U.S. companies, which are defined as companies with over $5 billion in market capitalization. Legg Mason Partners Variable Investors Portfolio may invest up to 5% of its net assets in non-convertible debt securities rated below investment grade or, if unrated, of equivalent quality as determined by the manager, while Legg Mason Partners Variable Large Cap Value Portfolio does not make such investments.

The same team of portfolio managers manages both Funds and employs the same investment strategy for selecting securities for each Fund’s portfolio.

Legg Mason Partners Variable Fundamental Value Portfolio (Acquiring Fund) and Legg Mason Partners Variable All Cap Portfolio (Acquired Fund)

The investment objectives of both Funds are comparable. Legg Mason Partners Variable Fundamental Value Portfolio’s investment objective is long-term capital growth and Legg Mason Partners Variable All Cap Portfolio’s investment objective is capital appreciation through investments in securities which the manager believes have above-average capital appreciation potential. Legg Mason Partners Variable Fundamental Value Portfolio has current income as a secondary consideration.

In pursuing these respective investment objectives, both Funds invest primarily in common stocks and common stock equivalents of companies the manager believes are undervalued in the marketplace. While the manager selects investments primarily for their capital appreciation potential, secondary consideration is given to a company’s dividend record and the potential for an improved dividend return. Both Funds generally invest in securities of large, well-known companies but may also invest a significant portion of their assets in securities of small to medium-sized companies when the manager believes such companies offer more attractive value opportunities.

There are several principal differences between the Funds:

•	Legg Mason Variable Partners Fundamental Value Portfolio may invest up to 35% of its assets in convertible bonds and preferred stock, warrants and interest paying debt securities. Legg Mason Partners Variable All Cap Portfolio may invest in investment grade fixed income securities and convertible debt securities without specified limitation.

•	Legg Mason Partners Variable All Cap Portfolio may invest up to 20% of its assets in non-convertible debt securities rated below investment grade (junk bonds), whereas Legg Mason Partners Variable Fundamental Value Portfolio may invest up to 10% in junk bonds.

•	Legg Mason Partners Variable All Cap Portfolio may invest up to 20% of its assets in securities of foreign issuers, while Legg Mason Partners Variable Fundamental Value Portfolio is not limited to a specific percentage of its assets that may be invested in such securities.

•	Legg Mason Partners Variable Fundamental Value Portfolio is diversified under the 1940 Act, while Legg Mason Partners Variable All Cap Portfolio is non-diversified under the 1940 Act, which means it may invest a greater percentage of its assets in a particular issuer.

The portfolio manager for Legg Mason Partners Variable Fundamental Value Portfolio also is one of the managers of Legg Mason Partners Variable All Cap Fund and employs the same investment strategy for selecting securities for each Fund’s portfolio.

Legg Mason Partners Variable Appreciation Portfolio (Acquiring Fund) and Legg Mason Partners Variable Growth and Income Portfolio (A) (Acquired Fund)

The investment objective of Legg Mason Partners Variable Appreciation Portfolio is long-term appreciation of capital. The investment objective of Legg Mason Partners Variable Growth and Income Portfolio (A) is to seek reasonable growth and income.

Both Funds invest in a similar universe of investment instruments, principally equity securities of U.S. companies. Both Funds are “diversified” under the 1940 Act, which means they are limited as to the percentage of assets that can be invested in the securities of a single issuer. In addition, both Funds may use derivatives for hedging purposes, as a cash flow management technique or as a substitute for buying and selling securities. Both Funds may also engage in frequent portfolio turnover.

There are several principal differences between the Funds:

•	Legg Mason Partners Variable Growth and Income Portfolio (A) focuses on large cap stocks, while Legg Mason Partners Variable Appreciation Portfolio has a broader focus, including medium and small cap stocks. Legg Mason Partners Variable Growth and Income Portfolio (A) focuses on stocks that pay dividends or produce income.

•	Legg Mason Partners Variable Growth and Income Portfolio (A) is prevented from investing in companies that derive more than 25% of their gross revenues from the manufacture of alcohol or tobacco companies while the Legg Mason Variable Appreciation Portfolio has no such restriction.

•	Legg Mason Partners Variable Appreciation Portfolio may invest up to 35% of its assets in debt securities and money market instruments for cash management or other purposes. Legg Mason Partners Variable Growth and Income Portfolio (A) does not invest principally in these types of securities with the exception of investments in convertible securities, which may include junk bonds.

•	Legg Mason Partners Variable Growth and Income Portfolio (A) may invest up to 20% of its assets in foreign securities, compared to 10% for Legg Mason Partners Variable Appreciation Portfolio.

•	Legg Mason Partners Variable Growth and Income Portfolio (A) may sell securities short. Legg Mason Partners Variable Appreciation Portfolio does not intend to engage in such activities.

Legg Mason Partners Variable Appreciation Portfolio (Acquiring Fund) and Legg Mason Partners Variable Growth and Income Portfolio (B) (Acquired Fund)

Both Funds’ investment objective is long-term appreciation of capital. Legg Mason Partners Variable Growth and Income Portfolio (B) also seeks income.

Both Funds invest primarily in equity securities of U.S. companies. Both Funds may invest up to 10% of their net assets in securities of foreign issuers directly or in the form of American Depositary Receipts, European Depositary Receipts or similar securities representing interests in common stock of foreign issuers. Both Funds are “diversified” under the 1940 Act, which means they are limited as to the percentage of assets that can be invested in the securities of a single issuer. In addition, both Funds may use derivatives as a hedge, as a cash flow management technique or as a substitute for buying and selling securities.

The principal differences between the Funds are:

•	Legg Mason Partners Variable Growth and Income Portfolio (B) focuses on large cap stocks, while Legg Mason Partners Variable Appreciation Portfolio has a broader focus, including medium and small capitalization stocks.

•	Legg Mason Partners Variable Appreciation Portfolio and Legg Mason Partners Variable Growth and Income Portfolio (B) may invest in similar fixed income securities, but Legg Mason Partners Variable Appreciation Portfolio has a 35% cap on such investments.

Legg Mason Partners Variable Small Cap Growth Portfolio (Acquiring Fund) and Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio (Acquired Fund)

The Funds have substantially identical investment objectives. Both Funds seek long-term capital growth. In the case of Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio, dividend income, if any, is incidental to this goal.

The Funds have similar investment policies. Both Funds invest at least 80% of their net assets in equity securities of companies with small market capitalizations, defined as companies with market cap values not exceeding (i) $3 billion or (ii) the highest month-end market capitalization value of any stock in the Russell 2000 Index for the previous 12 months, whichever is greater. As of March 31, 2006, the highest month-end market capitalization value of any stock in the Russell 2000 Index for the previous 12 months was $5.4 billion. Both Funds are diversified under the 1940 Act, which means they are limited as to the percentage of assets that can be invested in the securities of a single issuer. Both Funds may invest up to 20% their assets in medium or large capitalization companies and in debt securities.

The principal difference between the Funds is that Legg Mason Partners Variable Small Cap Growth Fund may invest up to 20% of its assets in foreign securities, while Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio may invest up to 25% of its assets in foreign securities.

Legg Mason Partners Variable Multiple Discipline Portfolio—Balanced All Cap Growth and Value (Acquiring Fund) and Legg Mason Partners Variable Capital and Income Portfolio (Acquired Fund)

The investment objectives of both Funds are similar except that while Legg Mason Partners Variable Capital and Income Portfolio seeks total return (that is a combination of income and long-term capital appreciation), Legg Mason Partners Variable Multiple Discipline Portfolio—Balanced All Cap Growth and Value seeks long-term growth of capital and principal preservation, but not income.

Both Funds allocate investments between equity and fixed income. Both Funds are “diversified” under the 1940 Act, which means they are limited as to the percentage of assets that can be invested in the securities of a single issuer. Both Funds may use derivatives for hedging purposes, as a substitute for buying and selling securities and as a cash flow management technique.

There are several principal differences between the Funds:

	Legg Mason Partners Variable Multiple Discipline Portfolio—Balanced All Cap Growth and Value	Legg Mason Partners Variable Capital and Income Portfolio
Target Allocation	70% equity 30% fixed income	No target allocation

Maturity of Fixed Income Securities	Short-to intermediate-term maturity	Any maturity

Fixed Income Investments	U.S. Treasury bills, notes, bonds and U.S. government agency securities	Broad range of securities of U.S. and foreign issuers including investment grade and junk bonds

Junk Bonds	No investments in junk bonds	May invest in junk bonds

Comparison based on new strategy: The Board of Legg Mason Partners Variable Multiple Discipline Portfolio—Balanced All Cap Growth and Value recently approved a change in the Fund’s investment objective and investment strategy and in its name to Legg Mason Partners Variable Capital and Income Portfolio. These changes will only go into effect if the proposed changes to the Fund’s investment objective are approved by shareholders of that Fund at a meeting to be held on [date], 2006. Currently, the Acquiring Fund’s investment objective is balanced between long-term growth of capital and principal preservation. Under the proposed change the Acquiring Fund’s new investment objective will be total return (that is, a combination of income and long-term capital appreciation).

Should the proposed change in investment objective be approved by shareholders of Legg Mason Partners Variable Multiple Discipline Portfolio—Balanced All Cap Growth and Value, that Fund would adopt the investment objective and investment strategies currently in place for Legg Mason Partners Variable Capital and Income Portfolio. As a result, there would be no material difference between the investment objective and investment strategies of Legg Mason Partners Variable Multiple Discipline Portfolio—Balanced All Cap Growth and Value and Legg Mason Partners Variable Capital and Income Portfolio.

Legg Mason Partners Variable Multiple Discipline Portfolio—Balanced All Cap Growth and Value (Acquiring Fund) and Legg Mason Partners Variable Total Return Portfolio (Acquired Fund)

The investment objectives of the Funds are different. Legg Mason Partners Variable Multiple Discipline Portfolio—Balanced All Cap Growth and Value seeks long-term growth of capital and principal preservation, while Legg Mason Partners Variable Total Return Portfolio seeks to obtain above-average income (compared to a portfolio entirely invested in equity securities) and has a secondary objective of taking advantage of opportunities to achieve growth of capital and income. The investment objective of Legg Mason Partners Variable Multiple Discipline Portfolio—Balanced All Cap Growth and Value does not specifically provide that the Fund will seek income, but permits it to do so.

Both Funds allocate investments between equity and fixed income. Both Funds are “diversified” under the 1940 Act, which means they are limited as to the percentage of assets that can be invested in the securities of a single issuer. Both Funds may use derivatives for hedging purposes and as a cash flow management technique.

There are several principal differences between the Funds:

	Legg Mason Partners Variable Multiple Discipline Portfolio—Balanced All Cap Growth and Value	Legg Mason Partners Variable Total Return Portfolio
Allocation	70% equity target 30% fixed income target	At least 40% equity required No specified target for fixed income

Maturity of Fixed Income Securities	Short-to intermediate-term maturity	Any maturity

Fixed Income Investments	U.S. Government Securities	Primarily investment grade; Up to 20% in non-convertible fixed income securities rated below investment grade

Foreign Issuers	Not a principal investment policy	Up to 20%

Junk Bonds	No investments in junk bonds	Up to 20% in non-convertible fixed income securities rated below investment grade

Comparison based on new strategy: The Board of Legg Mason Partners Variable Multiple Discipline Portfolio—Balanced All Cap Growth and Value recently approved a change in the Fund’s investment objective and investment strategy and in its name to Legg Mason Partners Variable Capital and Income Portfolio. These changes will only go into effect if the proposed changes to the Fund’s investment objective are approved by shareholders of that Fund at a meeting to be held on [date], 2006.

Should the proposed change in investment objective be approved by shareholders of Legg Mason Partners Variable Multiple Discipline Portfolio—Balanced All Cap Growth and Value, that Fund would implement a new investment objective and new investment strategies and they would apply to the combined fund following the Reorganization. Should such change be rejected, Legg Mason Partners Variable Multiple Discipline Portfolio—Balanced All Cap Growth and Value would retain its current investment objective and investment strategies and they would apply to the combined fund following the Reorganization. In either case, in pursuing its investment objective, the combined fund would still be permitted to allocate investments between equity and fixed income.

The proposed investment objective of Legg Mason Partners Variable Multiple Discipline Portfolio—Balanced All Cap Growth and Value differs from that of Legg Mason Partners Variable Total Return Portfolio. The proposed investment objective of Legg Mason Partners Variable Multiple Discipline Portfolio—Balanced All Cap Growth and Value is total return, which includes income and long-term capital appreciation, while Legg Mason Partners Variable Total Return Portfolio seeks to obtain above-average income (compared to a portfolio entirely invested in equity securities) and has a secondary objective of taking advantage of opportunities to achieve growth of capital and income.

If shareholders of Legg Mason Partners Variable Multiple Discipline Portfolio—Balanced All Cap Growth and Value approve the changes noted above, both Funds would continue to allocate investments between equity and fixed income. Both Funds are “diversified” under the 1940 Act, which means they are limited as to the percentage of assets that can be invested in the securities of a single issuer. Both Funds may use derivatives for hedging purposes and as a cash flow management technique.

If shareholders of Legg Mason Partners Variable Multiple Discipline Portfolio—Balanced All Cap Growth and Value approve the changes noted above, there would continue to be several principal differences between the Funds:

	Legg Mason Partners Variable Multiple Discipline Portfolio—Balanced All Cap Growth and Value with Proposed Strategy	Legg Mason Partners Variable Total Return Portfolio
Target Allocation	No target allocation	At least 40% equity required No specified target for fixed income

Foreign Issuers	May invest in foreign issuers	Up to 20%

Junk Bonds	May invest in junk bonds	Up to 20% in non-convertible fixed income securities rated below investment grade quality

Comparison of Fees and Expenses

The information below (1) compares the estimated fees and expenses of each class of each Fund, as of March 31, 2006 and (2) shows the estimated fees and expenses of each class of each combined Fund, on a pro forma basis, as if the Reorganizations occurred on March 31, 2006.

The estimated expenses of Legg Mason Partners Variable Large Cap Value Portfolio and Legg Mason Partners Variable Investors Portfolio as of March 31, 2006 and pro forma expenses following the proposed reorganization are set forth below:

FEE TABLES AND EXPENSE EXAMPLES:

Legg Mason Partners Variable Large Cap Value Portfolio (Acquired Fund) and Legg Mason Partners Variable Investors Portfolio (Acquiring Fund)

	Pre-Reorganization
	Legg Mason Partners Variable Large Cap Value Portfolio*	Legg Mason Partners Variable Investors Portfolio*	Legg Mason Partners Variable Investors Portfolio*	Legg Mason Partners Variable Investors Portfolio (Pro Forma Combined Fund)*
		Class I	Class II**	Class I
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	None	None	None	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.60%	0.65%	0.65%	0.60%
Distribution and/or Service (12b-1) Fees	0.00%	0.00%	0.25%	0.00%
Other Expenses	0.05%	0.05%	0.83%	0.04%

Total Annual Fund Operating Expenses	0.65%	0.70%	1.73%	0.64%

Fee Waiver and/or Expense Reimbursement	N/A	N/A	N/A	N/A

Net Total Annual Fund Operating Expenses	N/A (a)	N/A (b)	N/A (b)	N/A

*	Pre-Reorganization and Pro Forma ratios include the estimated effect of new transfer agency and custody contracts which were effective January 1, 2006.
**	Class II shares of Legg Mason Partners Variable Investors Portfolio will be converted to Class I shares of the Pro Forma Combined Fund.
(a)	Management has agreed to voluntarily cap expenses at 1.25%. The Manager may discontinue this waiver and/or reimbursement at any time.
(b)	Management has agreed to voluntarily cap expenses at 1.00% and 1.25% for Class I and Class II shares, respectively. The Manager may discontinue this waiver and/or reimbursement at any time.

The following examples help you compare the costs of investing in each of the Funds with the costs of investing in other mutual funds. The examples assume that you invest $10,000 for the periods shown, that your investment has a 5% return each year, that you reinvest all distributions and dividends, and that the Funds’ operating expenses (before voluntary fee waivers and/or expense reimbursements, if any) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

SHAREHOLDER FEES:

	1 Year	3 Years	5 Years	10 Years
Legg Mason Partners Variable Large Cap Value Portfolio	$66	$207	$361	$808
Legg Mason Partners Variable Investors Portfolio-Class I	$72	$225	$391	$871
Legg Mason Partners Variable Investors Portfolio-Class II*	$176	$546	$940	$2,042
Legg Mason Partners Variable Investors Portfolio (Pro Forma Combined Fund)	$65	$204	$356	$797

*	Class II shares of Legg Mason Partners Variable Investors Portfolio will be converted to Class I shares of the Pro Forma Combined Fund.

Legg Mason Partners Variable All Cap Portfolio (Acquired Fund) and Legg Mason Partners Variable Fundamental Value Portfolio (Acquiring Fund)

The estimated expenses of Legg Mason Partners Variable All Cap Portfolio and Legg Mason Partners Variable Fundamental Value Portfolio as of March 31, 2006 and pro forma expenses following the proposed reorganization are set forth below:

	Pre-Reorganization
	Legg Mason Partners Variable All Cap Portfolio*	Legg Mason Partners Variable All Cap Portfolio*	Legg Mason Partners Variable Fundamental Value Portfolio*	Legg Mason Partners Variable Fundamental Value Portfolio (Pro Forma Combined Fund)*
	Class I	Class II
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	None	None	None	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.00%	0.25%	0.00%	0.00%
Other Expenses	0.07%	0.07%	0.02%	0.02%

Total Annual Fund Operating Expenses	0.82%	1.07%	0.77%	0.77%

Fee Waiver and/or Expense Reimbursement	N/A	N/A	N/A	N/A

Net Total Annual Fund Operating Expenses	N/A (a)	N/A (a)	N/A	N/A

*	Pre-Reorganization and Pro Forma ratios include the estimated effect of new transfer agency and custody contracts which were effective January 1, 2006.
(a)	Management has agreed to voluntarily cap expenses at 1.00% and 1.25% for Class I and Class II shares, respectively. The Manager may discontinue this waiver and/or reimbursement at any time.

The following examples help you compare the costs of investing in each of the Funds with the costs of investing in other mutual funds. The examples assume that you invest $10,000 for the periods shown, that your investment has a 5% return each year, that you reinvest all distributions and dividends, and that the Funds’ operating expenses (before voluntary fee waivers and/or expense reimbursements, if any) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

SHAREHOLDER FEES:

	1 Year	3 Years	5 Years	10 Years
Legg Mason Partners Variable All Cap Portfolio-Class I	$84	$262	$456	$1,015
Legg Mason Partners Variable All Cap Portfolio-Class II*	$109	$340	$589	$1,304
Legg Mason Partners Variable Fundamental Value Portfolio	$79	$246	$428	$955
Legg Mason Partners Variable Fundamental Value Portfolio (Pro Forma Combined Fund)	$79	$246	$428	$955

*	Class II shares of Legg Mason Partners Variable All Cap Portfolio will be converted to shares of the Pro Forma Combined Fund.

Legg Mason Partners Variable Growth and Income Portfolio (A) (Acquired Fund), Legg Mason Partners Variable Growth and Income Portfolio (B) (Acquired Fund) and Legg Mason Partners Variable Appreciation Portfolio (Acquiring Fund)

The estimated expenses of Legg Mason Partners Variable Growth and Income (A), Legg Mason Partners Variable Growth and Income (B) and Legg Mason Partners Variable Appreciation Portfolio as of March 31, 2006 and pro forma expenses following the proposed reorganization are set forth below:

	Pre-Reorganization
	Legg Mason Partners Variable Growth and Income (A)*	Legg Mason Partners Variable Growth and Income (B)*	Legg Mason Partners Variable Appreciation*	Legg Mason Partners Variable Appreciation (Pro Forma Combined Fund)*
		Class I
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	None	None	None	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.65%	0.65%	0.69%	0.69%
Distribution and/or Service (12b-1) Fees	0.00%	0.00%	0.00%	0.00%
Other Expenses	0.12%	0.42%	0.02%	0.02%

Total Annual Fund Operating Expenses	0.77%	1.07%	0.71%	0.71%

Fee Waiver and/or Expense Reimbursement	N/A	N/A	N/A	N/A

Net Total Annual Fund Operating Expenses	N/A (a)	N/A	N/A	N/A

*	Pre-Reorganization and Pro Forma ratios include the estimated effect of new transfer agency and custody contracts which were effective January 1, 2006.
(a)	Management has agreed to voluntarily cap expenses at 0.95%. The Manager may discontinue this waiver and/or reimbursement at any time.

The following examples help you compare the costs of investing in each of the Funds with the costs of investing in other mutual funds. The examples assume that you invest $10,000 for the periods shown, that your investment has a 5% return each year, that you reinvest all distributions and dividends, and that the Funds’ operating expenses (before voluntary fee waivers and/or expense reimbursements, if any) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

SHAREHOLDER FEES:

	1 Year	3 Years	5 Years	10 Years

Legg Mason Partners Variable Growth and Income (A)	$79	$246	$428	$955
Legg Mason Partners Variable Growth and Income (B)-Class I	$109	$340	$589	$1,304
Legg Mason Partners Variable Appreciation Portfolio	$73	$228	$396	$882
Legg Mason Partners Variable Appreciation Portfolio (Pro Forma Combined Fund)	$73	$228	$396	$882

Legg Mason Partners Variable Growth and Income Portfolio (A) (Acquired Fund) and Legg Mason Partners Variable Appreciation Portfolio (Acquiring Fund)

The estimated expenses of Legg Mason Partners Variable Growth and Income Portfolio (A) and Legg Mason Partners Variable Appreciation Portfolio as of March 31, 2006 and pro forma expenses following the proposed reorganization are set forth below:

	Pre-Reorganization
	Legg Mason Partners Variable Growth and Income Portfolio (A)*	Legg Mason Partners Variable Appreciation Portfolio*	Legg Mason Partners Variable Appreciation Portfolio (Pro Forma Combined Fund)*
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	None	None	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.65%	0.69%	0.69%
Distribution and/or Service (12b-1) Fees	0.00%	0.00%	0.00%
Other Expenses	0.12%	0.02%	0.02%

Total Annual Fund Operating Expenses	0.77%	0.71%	0.71%

Fee Waiver and/or Expense Reimbursement	N/A	N/A	N/A

Net Total Annual Fund Operating Expenses	N/A (a)	N/A	N/A

*	Pre-Reorganization and Pro Forma ratios include the estimated effect of new transfer agency and custody contracts which were effective January 1, 2006.
(a)	Management has agreed to voluntarily cap expenses at 0.95%. The Manager may discontinue this waiver and/or reimbursement at any time.

The following examples help you compare the costs of investing in each of the Funds with the costs of investing in other mutual funds. The examples assume that you invest $10,000 for the periods shown, that your investment has a 5% return each year, that you reinvest all distributions and dividends, and that the Funds’ operating expenses (before voluntary fee waivers and/or expense reimbursements, if any) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

SHAREHOLDER FEES:

	1 Year	3 Years	5 Years	10 Years
Legg Mason Partners Variable Growth and Income Portfolio (A)	$79	$246	$428	$955
Legg Mason Partners Variable Appreciation Portfolio	$73	$228	$396	$882
Legg Mason Partners Variable Appreciation Portfolio (Pro Forma Combined Fund)	$73	$228	$396	$882

Legg Mason Partners Variable Growth and Income Portfolio (B) (Acquired Fund) and Legg Mason Partners Variable Appreciation Portfolio (Acquiring Fund)

The estimated expenses of Legg Mason Partners Variable Growth and Income Portfolio (B) and Legg Mason Partners Variable Appreciation Portfolio as of March 31, 2006 and pro forma expenses following the proposed reorganization are set forth below:

	Pre-Reorganization
	Legg Mason Partners Variable Growth and Income Portfolio (B)*	Legg Mason Partners Variable Appreciation Portfolio*	Legg Mason Partners Variable Appreciation Portfolio (Pro Forma Combined Fund)*
	Class I
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	None	None	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.65%	0.69%	0.69%
Distribution and/or Service (12b-1) Fees	0.00%	0.00%	0.00%
Other Expenses	0.42%	0.02%	0.02%

Total Annual Fund Operating Expenses	1.07%	0.71%	0.71%

Fee Waiver and/or Expense Reimbursement	N/A	N/A	N/A

Net Total Annual Fund Operating Expenses	N/A	N/A	N/A

*	Pre-Reorganization and Pro Forma ratios include the estimated effect of new transfer agency and custody contracts which were effective January 1, 2006.

The following examples help you compare the costs of investing in each of the Funds with the costs of investing in other mutual funds. The examples assume that you invest $10,000 for the periods shown, that your investment has a 5% return each year, that you reinvest all distributions and dividends, and that the Funds’ operating expenses (before voluntary fee waivers and/or expense reimbursements, if any) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

SHAREHOLDER FEES:

	1 Year	3 Years	5 Years	10 Years
Legg Mason Partners Variable Growth and Income Portfolio (B)-Class I	$109	$340	$589	$1,304
Legg Mason Partners Variable Appreciation Portfolio	$73	$228	$396	$882
Legg Mason Partners Variable Appreciation Portfolio (Pro Forma Combined Fund)	$73	$228	$396	$882

Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio (Acquired Fund) and Legg Mason Partners Variable Small Cap Growth Portfolio (Acquiring Fund)

The estimated expenses of Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio and Legg Mason Partners Variable Small Cap Growth Portfolio as of March 31, 2006 and pro forma expenses following the proposed reorganization are set forth below:

	Pre-Reorganization
	Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio*	Legg Mason Partners Variable Small Cap Growth Portfolio*	Legg Mason Partners Variable Small Cap Growth Portfolio*	Legg Mason Partners Variable Small Cap Growth Portfolio (Pro Forma Combined Fund)*
		Class I	Class II**	Class I
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	None	None	None	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.00%	0.00%	0.25%	0.00%
Other Expenses	0.18%	0.16%	0.86%	0.13%

Total Annual Fund Operating Expenses	0.93%	0.91%	1.86%	0.88%

Fee Waiver and/or Expense Reimbursement	N/A	N/A	N/A	N/A

Net Total Annual Fund Operating Expenses	N/A (a)	N/A (b)	N/A (b)	N/A

*	Pre-Reorganization and Pro Forma ratios include the estimated effect of new transfer agency and custody contracts which were effective January 1, 2006.
**	Class II shares of Legg Mason Partners Variable Small Cap Growth Portfolio will be converted to Class I shares of the Pro Forma Combined Fund.
(a)	Management has agreed to voluntarily cap expenses at 0.90%. The Manager may discontinue this waiver and/or reimbursement at any time.
(b)	Management has agreed to voluntarily cap expenses at 1.50% and 1.75% for Class I and Class II shares, respectively. The Manager may discontinue this waiver and/or reimbursement at any time.

The following examples help you compare the costs of investing in each of the Funds with the costs of investing in other mutual funds. The examples assume that you invest $10,000 for the periods shown, that your investment has a 5% return each year, that you reinvest all distributions and dividends, and that the Funds’ operating expenses (before voluntary fee waivers and/or expense reimbursements, if any) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

SHAREHOLDER FEES:

	1 Year	3 Years	5 Years	10 Years
Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio	$95	$297	$515	$1,144
Legg Mason Partners Variable Small Cap Growth Portfolio-Class I	$93	$291	$505	$1,120
Legg Mason Partners Variable Small Cap Growth Portfolio-Class II*	$189	$585	$1,006	$2,181
Legg Mason Partners Variable Small Cap Growth Portfolio (Pro Forma Combined Fund)	$90	$281	$488	$1,084

*	Class II shares of Legg Mason Partners Variable Small Cap Growth Portfolio will be converted to Class I shares of the Pro Forma Combined Fund.

Legg Mason Partners Variable Total Return Portfolio (Acquired Fund) and Legg Mason Partners Variable Capital and Income Portfolio (Acquired Fund) and Legg Mason Partners Variable Multiple Discipline Portfolio Balanced All Cap Growth and Value (Acquiring Fund)

The estimated expenses of Legg Mason Partners Variable Total Return Portfolio, Legg Mason Partners Variable Capital and Income Portfolio and Legg Mason Partners Variable Multiple Discipline Portfolio Balanced All Cap Growth and Value as of March 31, 2006 and pro forma expenses following the proposed reorganization are set forth below:

	Pre-Reorganization				Pre-Reorganization
	Legg Mason Partners Variable Total Return Portfolio*	Legg Mason Partners Variable Capital and Income Portfolio*	Legg Mason Partners Variable Multiple Discipline Portfolio Balanced All Cap Growth and Value#	Legg Mason Partners Variable Multiple Discipline Portfolio Balanced All Cap Growth and Value (Pro Forma Combined Fund)*@	Legg Mason Partners Variable Total Return Portfolio*	Legg Mason Partners Variable Multiple Discipline Portfolio Balanced All Cap Growth and Value*	Legg Mason Partners Variable Multiple Discipline Portfolio Balanced All Cap Growth and Value (Pro Forma Combined Fund)*@
	Class I		Class I**	Class I	Class II	Class I**	Class II***
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	None	None	None	None	None	None	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.00%	0.00%	0.00%	0.00%	0.25%	0.25%	0.25%
Other Expenses	0.16%	0.15%	0.08%	0.08%	0.27%	0.05%	0.06%

Total Annual Fund Operating Expenses	0.91%	0.90%	0.83%	0.83%	1.27%	1.05%	1.06%

Fee Waiver and/or Expense Reimbursement	N/A	N/A	N/A	N/A	N/A	N/A	-0.11%

Net Total Annual Fund Operating Expenses	N/A (a)	N/A	N/A	N/A	N/A (a)	N/A (b)	0.95	%(c)

*	Pre-Reorganization and Pro Forma ratios include the estimated effect of new transfer agency and custody contracts which were effective January 1, 2006.
**	Class I shares of Legg Mason Partners Variable Multiple Discipline Portfolio—Balanced All Cap Growth and Value will be redesignated as Class II shares of the Pro-Forma Combined Fund.
***	Prior to the Reorganization, Legg Mason Partners Variable Multiple Discipline Portfolio—Balanced All Cap Growth and Value did not issue Class II shares.
(a)	Management has agreed to voluntarily cap expenses at 1.00% and 1.25% for Class I and Class II shares, respectively. The Manager may discontinue this waiver and/or reimbursement at any time.
(b)	Management has agreed to voluntarily cap expenses at 1.00%. In addition, 0.10% of 12b-1 fees will be voluntarily waived. The Manager may discontinue this waiver and/or reimbursement at any time.
(c)	Management has contractually agreed to waive fees and/or reimburse expenses to limit total annual operating expenses for one year from the date of the next annual prospectus update for the Acquiring Fund following the Reorganization.
#	Ratios are estimated as Legg Mason Partners Variable Multiple Discipline Portfolio—Balanced All Cap Growth and Value Class I shares will be redesignated Class II shares and new Class I shares will be issued to shareholders of Legg Mason Partners Variable Total Return Portfolio and Legg Mason Partners Variable Capital and Income Portfolio.
@	Assumes shareholders of Legg Mason Partners Variable Total Return Portfolio and Legg Mason Partners Variable Capital and Income Portfolio approve the reorganization with Legg Mason Partners Variable Multiple Discipline Portfolio—Balanced All Cap Growth and Value.

The following examples help you compare the costs of investing in each of the Funds with the costs of investing in other mutual funds. The examples assume that you invest $10,000 for the periods shown, that your investment has a 5% return each year, that you reinvest all distributions and dividends, and that the Funds’ operating expenses (before voluntary fee waivers and/or expense reimbursements, if any) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

SHAREHOLDER FEES:

	1 Year	3 Years	5 Years	10 Years
Legg Mason Partners Variable Total Return Portfolio-Class I	$93	$291	$505	$1,120
Legg Mason Partners Variable Capital and Income Portfolio	$92	$288	$500	$1,110
Legg Mason Partners Variable Multiple Discipline Portfolio—Balanced All Cap Growth and Value-Class I#	$85	$265	$461	$1,025
Legg Mason Partners Variable Multiple Discipline Portfolio—Balanced All Cap Growth and Value-Class I (Pro Forma Combined Fund)@	$85	$265	$461	$1,025

Class II:
Legg Mason Partners Variable Total Return Portfolio	$129	$402	$696	$1,532
Legg Mason Partners Variable Multiple Discipline Portfolio—Balanced All Cap Growth and Value-Class I*	$107	$334	$579	$1,282
Legg Mason Partners Variable Multiple Discipline Portfolio—Balanced All Cap Growth and Value (Pro Forma Combined Fund)@	$97	$326	$574	$1,283

*	Class I shares of Legg Mason Partners Variable Multiple Discipline Portfolio—Balanced All Cap Growth and Value will be redesignated as to Class II shares of the pro forma combined fund.
#	Amounts are estimated as Legg Mason Partners Variable Multiple Discipline Portfolio—Balanced All Cap Growth and Value Class I shares will be renamed Class II shares and new Class I shares will be issued to shareholders of Legg Mason Partners Variable Total Return Portfolio and Legg Mason Partners Variable Capital and Income Portfolio.
@	Assumes shareholders of Legg Mason Partners Variable Total Return Portfolio and Legg Mason Partners Variable Capital and Income Portfolio approve the reorganization with Legg Mason Partners Variable Multiple Discipline Portfolio—Balanced All Cap Growth and Value.

Legg Mason Partners Variable Total Return Portfolio (Acquired Fund) and Legg Mason Partners Variable Multiple Discipline Portfolio—Balanced All Cap Growth and Value (Acquiring Fund)

The estimated expenses of Legg Mason Partners Total Return Portfolio and Legg Mason Partners Variable Multiple Discipline Portfolio Balanced All Cap Growth and Value as of March 31, 2006 and pro forma expenses following the proposed reorganization are set forth below:

	Pre-Reorganization			Pre-Reorganization
	Legg Mason Partners Variable Total Return Portfolio*	Legg Mason Partners Variable Multiple Discipline Portfolio Balanced All Cap Growth and Value#	Legg Mason Partners Variable Multiple Discipline Portfolio Balanced All Cap Growth and Value (Pro Forma Combined Fund)*	Legg Mason Partners Variable Total Return Portfolio*	Legg Mason Partners Variable Multiple Discipline Portfolio Balanced All Cap Growth and Value*	Legg Mason Partners Variable Multiple Discipline Portfolio Balanced All Cap Growth and Value (Pro Forma Combined Fund)*
	Class I	Class I**	Class I	Class II	Class I**	Class II***
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	None	None	None	None	None	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.00%	0.00%	0.00%	0.25%	0.25%	0.25%
Other Expenses	0.16%	0.10%	0.10%	0.27%	0.05%	0.06%

Total Annual Fund Operating Expenses	0.91%	0.85%	0.85%	1.27%	1.05%	1.06%

Fee Waiver and/or Expense Reimbursement	N/A	N/A	N/A	N/A	N/A	-0.11%

Net Total Annual Fund Operating Expenses	N/A (a)	N/A	N/A	N/A (a)	N/A (b)	0.95	%(c)

*	Pre-Reorganization and Pro Forma ratios include the estimated effect of new transfer agency and custody contracts which were effective January 1, 2006.
**	Class I shares of Legg Mason Partners Variable Multiple Discipline Portfolio—Balanced All Cap Growth and Value will convert to Class II shares upon consummation of the reorganization.
***	Prior to the reorganization, Legg Mason Partners Variable Multiple Discipline Portfolio—Balanced All Cap Growth and Value did not issue Class II shares.
(a)	The Manager has agreed to voluntarily cap expenses at 1.00% and 1.25% for Class I and Class II shares, respectively. The Manager may discontinue this waiver and/or reimbursement at any time.
(b)	The Manager has agreed to voluntarily cap expenses at 1.00%. In addition, 0.10% of 12b-1 fees will be voluntarily waived. The Manager may discontinue this waiver and/or reimbursement at any time.
(c)	The Manager has contractually agreed to waive fees and/or reimburse expenses to limit total annual operating expenses for one year from the date of the next annual prospectus update for the Acquiring Fund following the reorganization.
#	Ratios are estimated as Legg Mason Partners Variable Multiple Discipline Portfolio—Balanced All Cap Growth and Value Class I shares will be renamed Class II shares and new Class I shares will be issued to shareholders of Legg Mason Partners Variable Total Return Portfolio.

The following examples help you compare the costs of investing in each of the Funds with the costs of investing in other mutual funds. The examples assume that you invest $10,000 for the periods shown, that your investment has a 5% return each year, that you reinvest all distributions and dividends, and that the Funds’ operating expenses (before voluntary fee waivers and/or expense reimbursements, if any) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

SHAREHOLDER FEES:

	1 Year	3 Years	5 Years	10 Years
Class I:
Legg Mason Partners Variable Total Return Portfolio	$93	$291	$505	$1,120
Legg Mason Partners Variable Multiple Discipline Portfolio—Balanced All Cap Growth and Value#	$87	$271	$471	$1,048
Legg Mason Partners Variable Multiple Discipline Portfolio—Balanced All Cap Growth and Value Pro Forma Combined Fund	$87	$271	$471	$1,048

Class II:
Legg Mason Partners Variable Total Return Portfolio	$129	$402	$696	$1,532
Legg Mason Partners Variable Multiple Discipline Portfolio—Balanced All Cap Growth and Value-Class I*	$107	$334	$579	$1,282
Legg Mason Partners Variable Multiple Discipline Portfolio—Balanced All Cap Growth and Value-Pro Forma Combined Fund	$97	$326	$574	$1,283

*	Class I shares of Legg Mason Partners Variable Multiple Discipline Portfolio—Balanced All Cap Growth and Value will be converted to Class II shares of the Pro Forma Combined Fund.
#	Amounts are estimated as Legg Mason Partners Variable Multiple Discipline Portfolio—Balanced All Cap Growth and Value Class I shares will be renamed Class II shares and new Class I shares will be issued to shareholders of Legg Mason Partners Variable Total Return Portfolio.

Legg Mason Partners Variable Capital and Income Portfolio (Acquired Fund) and Legg Mason Partners Variable Multiple Discipline Portfolio Balanced All Cap Growth and Value (Acquiring Fund)

The estimated expenses of Legg Mason Partners Variable Capital and Income Portfolio and Legg Mason Partners Variable Multiple Discipline Portfolio—Balanced All Cap Growth and Value as of March 31, 2006 and pro forma expenses following the proposed reorganization are set forth below:

	Pre-Reorganization		Legg Mason Partners Variable Multiple Discipline Portfolio Balanced All Cap Growth and Value (Pro-Forma Combined Fund)*
	Legg Mason Partners Variable Capital and Income Portfolio*	Legg Mason Partners Variable Multiple Discipline Portfolio Balanced All Cap Growth and Value#
		Class I	Class I
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	None	None	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.00%	0.00%	0.00%
Other Expenses	0.15%	0.06%	0.06%

Total Annual Fund Operating Expenses	0.90%	0.81%	0.81%

Fee Waiver and/or Expense Reimbursement	N/A	N/A	N/A

Net Total Annual Fund Operating Expenses	N/A	N/A	N/A

*	Pre-Reorganization and Pro Forma ratios include the estimated effect of new transfer agency and custody contracts which were effective January 1, 2006. The Manager may discontinue this waiver and/or reimbursement at any time.
#	Ratios are estimated as Legg Mason Partners Variable Multiple Discipline Portfolio—Balanced All Cap Growth and Value Class I shares will be renamed Class II shares and new Class I shares will be issued to shareholders of Legg Mason Partners Variable Capital and Income Portfolio.

The following examples help you compare the costs of investing in each of the Funds with the costs of investing in other mutual funds. The examples assume that you invest $10,000 for the periods shown, that your investment has a 5% return each year, that you reinvest all distributions and dividends, and that the Funds’ operating expenses (before voluntary fee waivers and/or expense reimbursements, if any) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

SHAREHOLDER FEES:

	1 Year	3 Years	5 Years	10 Years
Legg Mason Partners Variable Capital and Income Portfolio	$92	$288	$500	$1,110
Legg Mason Partners Variable Multiple Discipline Portfolio—Balanced All Cap Growth and Value-Class I#	$83	$259	$450	$1,003
Legg Mason Partners Variable Multiple Discipline Portfolio—Balanced All Cap Growth and Value Pro Forma Combined Fund	$83	$259	$450	$1,003

#	Amounts are estimated as Legg Mason Partners Variable Multiple Discipline Portfolio—Balanced All Cap Growth and Value Class I shares will be renamed Class II shares and new Class I shares will be issued to shareholders of Legg Mason Partners Variable Capital and Income Portfolio.

Effect on Expenses

The Reorganizations will have the following effects on expenses:

Legg Mason Partners Variable Investors Portfolio (Acquiring Fund) and Legg Mason Partners Variable Large Cap Value Portfolio (Acquired Fund)

Following the Reorganization, total annual operating expenses paid by Acquired Fund shareholders are expected to decline from 0.65% to 0.64%.

Legg Mason Partners Fundamental Value Portfolio (Acquiring Fund) and Legg Mason Partners Variable All Cap Portfolio (Acquired Fund)

Following the Reorganization, total annual operating expenses paid by Acquired Fund shareholders are expected to decline for holders of Class I and Class II shares from 0.82% and 1.07%, respectively, to 0.77%.

Legg Mason Partners Variable Appreciation Portfolio (Acquiring Fund) and Legg Mason Partners Variable Growth and Income Portfolio (A) (Acquired Fund)

Following the Reorganization, the management fee of the Acquiring Fund will be 0.04% higher than that of the Acquired Fund (0.69% of average daily net assets as opposed to 0.65% of average daily net assets) and will remain so after the Reorganization. However, because other expenses are expected to decline, total annual operating expenses paid by Acquired Fund shareholders following the Reorganization are expected to decline from 0.77% to 0.71%.

Legg Mason Partners Variable Appreciation Portfolio (Acquiring Fund) and Legg Mason Partners Variable Growth and Income Portfolio (B) (Acquired Fund)

Following the Reorganization, the management fee of the Acquiring Fund will be 0.04% higher than that of the Acquired Fund (0.69% of average daily net assets as opposed to 0.65% of average daily net assets) and will remain so after the Reorganization. However, because other expenses are expected to decline, total annual operating expenses paid by Acquired Fund shareholders following the Reorganization are expected to decline from 1.07% to 0.71%.

Legg Mason Partners Variable Small Cap Growth Portfolio (Acquiring Fund) and Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio (Acquired Fund)

Following the Reorganization, total annual operating expenses paid by Acquired Fund shareholders are expected to decline from 0.93% (gross) and 0.90% (net of fee waivers) to 0.88%.

Legg Mason Partners Variable Multiple Discipline Portfolio—Balanced All Cap Growth and Value (Acquiring Fund) and Legg Mason Partners Variable Capital and Income Portfolio (Acquired Fund)

Following the Reorganization, total annual operating expenses paid by Acquired Fund shareholders are expected to decline from 0.90% to 0.83% (and from 0.90% to 0.81% if this Reorganization is approved, but not the Reorganization involving the Legg Mason Partners Variable Total Return Portfolio).

Legg Mason Partners Variable Multiple Discipline Portfolio—Balanced All Cap Growth and Value (Acquiring Fund) and Legg Mason Partners Variable Total Return Portfolio (Acquired Fund)

Following the Reorganization, total annual operating expenses paid by Acquired Fund shareholders are expected to decline from 0.91% to 0.83% for Class I (and from 0.91% to 0.85% if this Reorganization is approved, but not the Reorganization involving Legg Mason Partners Variable Capital and Income Portfolio) and from 1.27% (gross) and 1.25% (net of fee waivers) to 1.06% (gross) and 0.95% (net of fee waivers) for Class II. The Acquiring Fund, unlike the Acquired Fund, does not have a breakpoint schedule whereby management fees decline as assets increase.

Expense Caps

Legg Mason has contractually agreed to cap total annual operating expenses for Legg Mason Partners Variable Multiple Discipline Portfolio—Balanced All Cap Growth and Value after the Reorganization such that expenses will not increase above current levels paid by the Acquiring Fund. The expense caps will continue in effect for one year from the date of the next annual prospectus update for the Acquiring Fund following the Reorganization, and will be re-evaluated thereafter by management and the Board.

Comparison of Distribution and Shareholder Servicing Arrangements and Purchase, Redemption and Exchange Policies and Procedures

Distribution arrangements for the Funds are substantially similar with respect to purchases, redemptions and exchanges.

More information about the distribution and shareholder servicing arrangements of Class I, Class II and single class shares of the Acquiring Funds following the Reorganizations and the procedures for making purchases, redemptions and exchanges of these classes of shares are set forth in “Purchases, Redemptions and Exchanges of Fund Shares—Other Shareholder Information” in Appendix C to this Proxy Statement/Prospectus.

COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES AND PRINCIPAL

RISKS OF INVESTING IN THE FUNDS

The following discussion comparing the investment objectives, strategies and principal risks of each Acquired Fund with its corresponding Acquiring Fund is based upon, and qualified in its entirety by, the disclosure appearing in the prospectuses (as supplemented) of the Acquired Funds and the Acquiring Funds under the captions “Investments, Risks and Performance” (for the Legg Mason Partners Funds) or “Fund Goals, Strategies and Risks” (for the Salomon Brothers Funds) and “More about the Fund’s Investments” (for the Legg Mason Partners Funds) or “More on the Funds Investments and Related Risks” (for the Salomon Brothers Funds). The prospectuses (each of which has been supplemented from time to time) are dated as follows:

Fund	Prospectus Dated
Legg Mason Partners Variable Large Cap Value Portfolio	February 28, 2006

Legg Mason Partners Variable All Cap Portfolio	May 1, 2006

Legg Mason Partners Variable Growth and Income Portfolio (A)	February 28, 2006

Legg Mason Partners Variable Growth and Income Portfolio (B)	May 1, 2006

Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio	May 1, 2006

Legg Mason Partners Variable Capital and Income Portfolio	May 1, 2006

Legg Mason Partners Variable Total Return Portfolio	May 1, 2006

Legg Mason Partners Variable Investors Portfolio	May 1, 2006

Legg Mason Partners Variable Fundamental Value Portfolio	May 1, 2006

Legg Mason Partners Variable Appreciation Portfolio	May 1, 2006

Legg Mason Partners Variable Small Cap Growth Portfolio	May 1, 2006

Legg Mason Partners Variable Multiple Discipline Portfolio—Balanced All Cap Growth and Value	May 1, 2006

Additional information about each Fund’s investment objectives and principal investment strategies may also be found in Appendix D to this Proxy Statement/Prospectus.

In each case, unless otherwise noted, the investment objectives and principal investment strategies and principal risks of the Acquiring Fund will apply to the combined fund following a reorganization.

Legg Mason Partners Variable Investors Portfolio (Acquiring Fund) and Legg Mason Partners Variable Large Cap Value Portfolio (Acquired Fund)

Investment Objectives

The primary investment objective of both Funds is to seek long-term growth of capital. Current income is a secondary objective. These objectives may be changed without shareholder approval.

Principal Investment Policies and Strategies

The same team of portfolio managers manages both Funds and follows substantially similar investment policies and the same investment strategies for each Fund.

The manager of the Acquiring Fund emphasizes individual security selection while diversifying the Fund’s investments across industries, which may help to reduce risk. The manager focuses on established U.S. large capitalization companies (over $5 billion in market capitalization), seeking to identify those companies with favorable valuations and attractive growth potential. The manager employs fundamental analysis to analyze each company in detail, ranking its management, strategy and competitive market position.

In selecting individual companies for investment, the manager of the Funds looks for:

•	Share prices that appear to be temporarily oversold or do not reflect positive company developments;

•	Share prices that appear to undervalue the company’s assets, particularly on a sum-of-the-parts basis;

•	Special situations including corporate events, changes in management, regulatory changes or turnaround situations; and

•	Company-specific items such as competitive market position, competitive products and services, experienced management team and stable financial conditions.

The Acquiring Fund invests primarily in common stocks of established U.S. companies. The Acquiring Fund may also invest in other equity securities. To a lesser degree, the Acquiring Fund invests in income producing securities such as debt securities. The Acquiring Fund may also invest up to 20% of its net assets in securities of foreign issuers. In addition, the Acquiring Fund may invest up to 5% of its net assets in non-convertible debt securities rated below investment grade or, if unrated, of equivalent quality as determined by the manager.

Under normal conditions, the Acquired Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities or other investments with similar economic characteristics of U.S. companies with large market capitalizations. Large capitalization companies are defined by the Acquired Fund as those companies with market capitalizations similar to companies in the Russell 1000 Index. Securities of companies whose market capitalizations no longer meet this definition after purchase by the Acquired Fund still will be considered securities of large capitalization companies for purposes of the Acquired Fund’s 80% investment policy.

The principal differences between the Funds is in how they define large market capitalizations. The Acquired Fund has a policy requiring it to invest, under normal circumstances, at least 80% of its net assets in securities of companies with large market capitalizations, which are defined as market capitalizations similar to companies in the Russell 1000 Index. As of May 31, 2006, capitalizations of companies in the Russell 1000 Index ranged from $660 million to $387 billion. On the other hand, the Acquiring Fund invests primarily in common stocks of established U.S. companies, which is defined as companies with over $5 billion in market capitalization. The Acquiring Fund may invest up to 5% of its net assets in non-convertible debt securities rated below investment grade or, if unrated, of equivalent quality as determined by the manager, while the Acquired Fund has no such investment restriction.

Risk Factors

The following summarizes the risks of investing in the Funds:

•	U.S. stock markets decline or perform poorly relative to other types of investments;

•	An adverse event, such as an unfavorable earnings report, negatively affects the stock price of a company in which the Fund invests;

•	Large capitalization stocks or growth stocks fall out of favor with investors;

•	The manager’s judgment about the attractiveness, growth prospects or potential appreciation of a particular sector or stock proves to be incorrect;

•	Key economic trends become materially unfavorable;

•	Using derivatives can disproportionately increase losses and reduce opportunities for gains when market prices, currency rates or interest rates are changing. A Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make the Fund less liquid and harder to value, especially in declining markets; and

•	Investments in securities of foreign entities, including emerging markets entities, and securities quoted or denominated in foreign currencies involve special risks. These include possible political and economic instability, more limited availability of accurate information about foreign issuers and the possible imposition of exchange controls or other restrictions on investments. If the Fund invests in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency rates relative to the U.S. dollar will affect the U.S. dollar value of the Fund’s assets.

The Acquiring Fund is subject to the following additional risks:

Because the Acquiring Fund may invest in non-convertible debt securities rated below investment grade it faces additional risks. The issuers of lower quality bonds may be highly leveraged and have difficulty servicing their debt, especially during prolonged economic recessions or periods of rising interest rates. The prices of lower quality securities are volatile and may go down due to market perceptions of deteriorating issuer creditworthiness or economic conditions. Lower quality securities may become illiquid and hard to value in down markets. Securities rated below investment grade are considered speculative and, compared to investment grade securities, tend to have more volatile prices and:

•	Increased price sensitivity to changing interest rates and to adverse economic and business developments;

•	Greater risk of loss due to default or declining credit quality;

•	Greater likelihood that adverse economic or company specific events will make the issuer unable to make interest and/or principal payments; and

•	Greater susceptibility to negative market sentiments leading to depressed prices and a decrease of liquidity.

Sovereign government and supranational debt involve many of the risks described above of foreign and emerging markets investments as well as the risk of debt moratorium, repudiation or renegotiation and an Acquiring Fund may be unable to enforce its rights against the issuers.

Fundamental Investment Restrictions

Shareholders of the Acquired Funds and the Acquiring Funds are being asked in a separate proxy statement to approve revised fundamental investment policies for their Funds, which are set forth below. The Boards of the Funds have adopted, and have recommended that shareholders approve, a uniform set of fundamental investment policies that cover certain broad topics as to which mutual funds, such as the Funds, must have policies that may be changed only with shareholder approval. In connection with this proposal, the Boards have also approved the elimination, or the reclassification as non-fundamental, of all other investment policies that are not required to be classified as fundamental, and the redesignation of the investment objectives of certain Funds as non-fundamental, which means they could be changed without shareholder approval.

Comparison between Fund Fundamental Investment Restrictions

If shareholders of a Fund approve the proposed changes to the Fund’s fundamental investment restrictions, the Fund’s current fundamental restrictions with respect to borrowing, underwriting the securities of other issuers, lending money or other assets, issuing senior securities, purchasing or selling real estate, purchasing or selling commodities or contracts related to commodities and concentrating in a particular industry will be replaced by the new policies. Management of the Funds believes that adoption of the new policies will have no material effect on the manner in which the Funds are managed.

The following table lists (1) the current fundamental investment restrictions for the Acquired Fund, (2) the current fundamental investment restrictions for the Acquiring Fund and (3) the proposed changes to the fundamental investment restrictions that will be voted on by shareholders of the Funds, but in a separate proxy statement. Identical proposed fundamental investment restrictions are being voted on by shareholders of the Acquiring Fund so that if (1) shareholders of the Acquired Fund approve the Reorganization and (2) shareholders of the Acquiring Fund approve their proposed fundamental investment restrictions, shareholders of the Acquired Fund will become shareholders of a Fund with the same fundamental investment restrictions as are being proposed for their Fund. Following the table is an explanation of certain differences between (1) the Acquired Fund’s current fundamental investment restrictions and the proposed fundamental investment restrictions and (2) the Acquired Fund’s and the Acquiring Fund’s fundamental investment restrictions should shareholders of the Funds not approve the proposed changes to such restrictions.

Subject	Legg Mason Partners Variable Large Cap Value Portfolio (Acquired Fund) Current Restrictions	Legg Mason Partners Variable Investors Portfolio (Acquiring Fund) Current Restrictions	Legg Mason Partners Variable Investors Portfolio (Acquiring Fund) and Legg Mason Partners Variable Large Cap Value Portfolio (Acquired Fund) Proposed Restrictions
	The Fund may not:	The Fund may not:	The Fund may not:

Diversification:	Invest in a manner that would cause it to fail to be a “diversified company” under the 1940 Act and the rules, regulations and orders thereunder.	Purchase securities of any issuer if the purchase would cause more than 5% of the value of the fund’s total assets to be invested in the securities of any one issuer (excluding securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and bank obligations) or cause more than 10% of the voting securities of the issuer to be held by the fund, except that up to 25% of the value of the fund’s total assets may be invested without regard to this restriction and provided that the fund may invest all or substantially all of its assets in another registered investment company having substantially the same investment objective(s) and policies and substantially the same investment restrictions as those with respect to the fund. For purposes of this restriction both the borrower under a loan and the lender selling a participation will be considered an “issuer.”	No restriction.

Subject	Legg Mason Partners Variable Large Cap Value Portfolio (Acquired Fund) Current Restrictions	Legg Mason Partners Variable Investors Portfolio (Acquiring Fund) Current Restrictions	Legg Mason Partners Variable Investors Portfolio (Acquiring Fund) and Legg Mason Partners Variable Large Cap Value Portfolio (Acquired Fund) Proposed Restrictions
Borrowing:	Borrow money, except that (a) the fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed), is derived from such transactions.	Borrow money (including entering into reverse repurchase agreements), except for temporary or emergency purposes and then not in excess of 10% of the value of the total assets of the fund at the time the borrowing is made, except that for the purpose of this restriction, short-term credits necessary for settlement of securities transactions are not considered borrowings (the fund will not purchase additional securities at any time its borrowings exceed 5% of total assets, provided, however, that the fund may increase its interest in another registered investment company having substantially the same investment objective(s) and policies and substantially the same investment restrictions as those with respect to the fund while such borrowings are outstanding).	Borrow money except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

Underwriting:	Engage in the business of underwriting securities issued by other persons, except to the extent that the fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, in disposing of portfolio securities.	Underwrite securities of other issuers, except to the extent that the purchase of investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a fund’s investment program may be deemed to be an underwriting.	Engage in the business of underwriting the securities of other issuers except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

Subject	Legg Mason Partners Variable Large Cap Value Portfolio (Acquired Fund) Current Restrictions	Legg Mason Partners Variable Investors Portfolio (Acquiring Fund) Current Restrictions	Legg Mason Partners Variable Investors Portfolio (Acquiring Fund) and Legg Mason Partners Variable Large Cap Value Portfolio (Acquired Fund) Proposed Restrictions
Lending:	Make loans. This restriction does not apply to: (a) the purchase of debt obligations in which the fund may invest consistent with its investment objectives and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.	Make loans, except that (a) a fund may purchase and hold debt securities in accordance with its investment objective(s) and policies, (b) a fund may enter into repurchase agreements with respect to portfolio securities, (c) a fund may lend portfolio securities with a value not in excess of one-third of the value of its total assets, provided that collateral arrangements with respect to options, forward currency and futures transactions will not be deemed to involve loans of securities, and (d) delays in the settlement of securities transactions will not be considered loans.	Lend money or other assets to the extent permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

Senior Securities:	Issue “senior securities” as defined in the 1940 Act and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.	Issue any senior security except as permitted by the 1940 Act.	Issue senior securities except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

Real Estate:	Purchase or sell real estate or real estate mortgages, but this restriction shall not prevent the fund from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; or (c) investing in real estate investment trust securities.	Purchase or sell real estate, although a fund may purchase and sell securities of companies which deal in real estate, may purchase and sell securities which are secured by interests in real estate and may invest in mortgages and mortgage-backed securities.	Purchase or sell real estate except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

Subject	Legg Mason Partners Variable Large Cap Value Portfolio (Acquired Fund) Current Restrictions	Legg Mason Partners Variable Investors Portfolio (Acquiring Fund) Current Restrictions	Legg Mason Partners Variable Investors Portfolio (Acquiring Fund) and Legg Mason Partners Variable Large Cap Value Portfolio (Acquired Fund) Proposed Restrictions
Commodities:	Purchase or sell commodities or commodity contracts, but this restriction shall not prevent the Fund from trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the Fund’s investment objective and policies).	Purchase or sell commodities or commodity contracts, except that a fund may engage in derivative transactions to the extent permitted by its investment policies as stated in its prospectus and statement of additional information.	Purchase or sell commodities or contracts related to commodities to the extent permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

Concentration:	Invest more than 25% of its total assets in securities, the issuers of which conduct their principal business activities in the same industry. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.	Invest more than 25% of the total assets of the fund in the securities of issuers having their principal activities in any particular industry, except for obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities or by any state, territory or any possession of the United States or any of their authorities, agencies, instrumentalities or political subdivisions, or with respect to repurchase agreements collateralized by any of such obligations (for purposes of this restriction, supranational issuers will be considered to comprise an industry as will each foreign government that issues securities purchased by the fund), provided, however, that the fund may invest all or substantially all of its assets in another registered investment company having substantially the same investment objective(s) and policies and substantially the same investment restrictions as those with respect to the fund. For purposes of this restriction both the borrower under a loan and the lender selling a participation will be considered an “issuer.”	Except as permitted by exemptive or other relief or permission from the SEC, SEC staff or other authority with appropriate jurisdiction, the Fund may not make any investment if, as a result, the Fund’s investments will be concentrated in any one industry.

Other:	The Fund’s investment objectives are “fundamental,” and therefore may only be changed by the “vote of a majority of the outstanding voting securities” as defined under the 1940 Act.	No restriction.	No restriction.

	No restriction.	Purchase the securities of other investment companies except as permitted under the 1940 Act or in connection with a merger, consolidation, acquisition or reorganization.	No restriction.

Comparison between the Acquired Fund’s Current and Proposed Fundamental Investment Restrictions

The actual investment practices of the Acquired Fund would not be expected to change as a result of the revised policies. However, these practices could change in the future and for various reasons (for instance, a change in the 1940 Act could result in an investment practice that would not be permitted under the current investment restrictions to be permitted under the proposed investment restrictions).

The primary differences between the Acquired Fund’s current and proposed fundamental investment restrictions are as follows:

•	The Acquired Fund’s current restriction on borrowing permits the Acquired Fund to borrow only for temporary or emergency purposes. The proposed restriction would allow the Acquired Fund to borrow under other circumstances as permissible under the 1940 Act or pursuant to specific SEC guidance.

•	The Acquired Fund’s investment objectives are fundamental as defined under the 1940 Act, while under the proposed restrictions the investment objectives would not be fundamental.

•	If approved by shareholders of the Acquired Fund, these proposals would result in the elimination of the fundamental policy requiring the Fund to operate as a “diversified” company under the 1940 Act. However, this difference has no practical effect because under the 1940 Act a shareholder vote is required to change a fund’s status from diversified to non-diversified.

Comparison between the Acquired Fund’s and Acquiring Fund’s Current Fundamental Investment Restrictions

The following is the material difference between the two Funds with respect to their current fundamental investment restrictions assuming shareholders of the Funds do not approve the proposed changes to the fundamental investment restrictions:

•	The Acquired Fund’s investment objectives are fundamental as defined under the 1940 Act while the Acquiring Fund’s are not.

•	Although both Funds’ current restrictions on borrowing permit the Funds to borrow only for temporary or emergency purposes, the Acquiring Fund’s current restriction on borrowing permits the Fund to borrow not in excess of 10% of its total assets, while the Acquired Fund may invest up to 33 1/3% of its total assets. In addition, the Acquiring Fund may not purchase any securities at any time when borrowings exceed 5% of the total assets of the Fund, while the Acquired Fund is not so restricted.

Legg Mason Partners Variable Fundamental Value Portfolio (Acquiring Fund) and Legg Mason Partners Variable All Cap Portfolio (Acquired Fund)

Investment Objectives

The Funds have similar investment objectives. The investment objective of the Acquiring Fund is to seek long-term capital growth, with current income as a secondary objective. The investment objective of the Acquired Fund is to seek capital appreciation through investments in securities that the manager believes have above-average capital appreciation potential.

Principal Investment Policies and Strategies

The portfolio manager of the Acquired Fund serves as the portfolio manager of the Acquiring Fund and follows substantially similar investment policies and the same investment strategies.

Each Fund invests primarily in common stocks and common stock equivalents of companies the manager believes are undervalued in the marketplace. While the manager selects investments primarily for their capital appreciation potential, secondary consideration is given to a company’s dividend record and the potential for an improved dividend return. Each Fund generally invests in securities of large, well-known companies but may also invest a significant portion of its assets in securities of small to medium-sized companies when the manager believes smaller companies offer more attractive value opportunities.

The manager of each Fund employs a two-step stock selection process in its search for undervalued stocks of temporarily out-of-favor companies. First, the manager uses proprietary models and fundamental research to try to identify stocks that are underpriced in the market relative to their fundamental value. Next, the manager looks for a positive catalyst in the company’s near term outlook which the manager believes will accelerate earnings or improve the value of the company’s assets. The manager also emphasizes companies in those sectors of the economy that the manager believes are undervalued relative to other sectors.

When evaluating an individual stock, the manager of each Fund looks for: (1) low market valuations measured by the manager’s valuation models; and (2) positive changes in earnings prospects because of factors such (a) as new, improved or unique products and services; (b) new or rapidly expanding markets for the company’s products; (c) new management; (d) changes in the economic, financial, regulatory or political environment particularly affecting the company; (e) effective research, product development and marketing; and (f) business strategy not yet recognized by the marketplace.

The Funds differ with respect to the percentage of their investments in fixed income securities:

•	The Acquiring Fund may invest up to 35% of its assets in convertible bonds and preferred stock, warrants and interest paying debt securities. The Acquired Fund may invest in investment grade fixed income securities and convertible debt securities, but is not limited to a specific percentage of its assets that may be invested in such securities.

•	Up to 10% of the Acquiring Fund’s assets may be invested in below investment grade bonds (commonly known as “junk bonds”). The Acquired Fund may also invest up to 20% of its assets in non-convertible debt securities rated below investment grade, or if unrated, of equivalent quality as determined by the manager.

In addition, the Acquired Fund may invest up to 20% of its assets in securities of foreign issuers, while the Acquiring Fund is not limited to a specific percentage of its assets that may be invested in such securities.

The Funds also differ with respect to their diversification status. The Acquiring Fund is diversified, as defined in the 1940 Act, while the Acquired Fund is non-diversified, which means the Fund may invest a greater percentage of its assets in a particular issuer.

Risk Factors

The following summarizes the risks of investing in the Funds:

•	Stock prices decline generally;

•	The manager’s judgment about the attractiveness, value or potential appreciation of a particular stock proves to be incorrect;

•	An adverse event, such as negative press reports about a company in which the Fund invests, depresses the value of the company’s stock;

•	Compared to mutual funds that focus only on large capitalization companies, each Fund’s share price may be more volatile because each Fund also invests a significant portion of its assets in small and medium capitalization companies. Compared to large companies, small and medium capitalization companies are more likely to have:

•	More limited product lines or markets and less mature businesses;

•	Fewer capital resources; and

•	More limited management depth.

Further, securities of small and medium capitalization companies are more likely to:

•	Experience sharper swings in market values;

•	Be harder to sell at times and at prices the manager believes appropriate; and

•	Offer greater potential for gains and losses;

•

High-yield, high-risk securities, commonly called “junk bonds,” are considered speculative. While generally providing greater income than investments in higher-quality securities, these securities will involve greater risk of principal and income (including the possibility of default or bankruptcy of the issuer of the security). Like other fixed income securities, the value of high-yield securities will also fluctuate as interest rates change;

•	The value of debt securities varies inversely with interest rates. This means generally that the value of these investments increases as interest rates fall and decreases as interest rates rise. Yields from short-term securities normally may be lower than yields from longer-term securities. A bond’s price is affected by the credit quality of its issuer. An issuer may not always make payments on a fixed income security. Some fixed income securities, such as mortgage-backed securities, are subject to prepayment risk, which occurs when an issuer can prepay the principal owed on a security before its maturity;

•	An investment in foreign securities involves risks in addition to those of U.S. securities, including possible political and economic instability and the possible imposition of exchange controls or other restrictions on investments. There are also risks associated with the different accounting, auditing, and financial reporting standards in many foreign countries. If the Fund invests in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency rates relative to the U.S. dollar will affect the U.S. dollar value of the Fund’s assets. Foreign securities may be less liquid than U.S. securities; and

•	Even a small investment in derivative contracts can have a big impact on the Fund’s stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gain when stock prices, currency rates or interest rates are changing.

The Acquiring Fund’s prospectus states that the Fund is subject to the following additional risk:

•	The markets strongly favor growth stocks over stocks with value characteristics.

The Acquired Fund is subject to the following additional risk:

•	The Fund is not diversified as defined by the 1940 Act, which means that it is permitted to invest a higher percentage of its assets in any one issuer than a diversified fund. Being non-diversified may magnify the Acquired Fund’s losses from the adverse events affecting a particular issuer.

Fundamental Investment Restrictions

Shareholders of the Acquired Funds and the Acquiring Funds are being asked in a separate proxy statement to approve revised fundamental investment policies for their Funds, which are set forth below. The Boards of the Funds have adopted, and recommended that shareholders approve, a uniform set of fundamental investment policies that cover certain broad topics as to which mutual funds, such as the Funds, must have policies that may be changed only with shareholder approval. In connection with this proposal, the Boards have also approved the elimination, or the reclassification as non-fundamental, of all other investment policies that are not required to be classified as fundamental, and the redesignation of the investment objectives of certain Funds as non-fundamental, which means they could be changed without shareholder approval.

Comparison between Fund Fundamental Investment Restrictions

If shareholders of a Fund approve the proposed changes to the Fund’s fundamental investment restrictions, the Fund’s current fundamental restrictions with respect to borrowing, underwriting the securities of other issuers, lending money or other assets, issuing senior securities, purchasing or selling real estate, purchasing or selling commodities or contracts related to commodities and concentrating in a particular industry will be replaced by the new policies. Management of the Funds believes that adoption of the new policies will have no material effect on the manner in which the Funds are managed.

The following table lists (1) the current fundamental investment restrictions for the Acquired Fund, (2) the current fundamental investment restrictions for the Acquiring Fund and (3) the proposed changes to the fundamental investment restrictions that will be voted on by shareholders of the Funds, but in a separate proxy statement. Identical proposed fundamental investment restrictions are being voted on by shareholders of the Acquiring Fund so that if (1) shareholders of the Acquired Fund approve the Reorganization and (2) shareholders of the Acquiring Fund approve their proposed fundamental investment restrictions, shareholders of the Acquired Fund will become shareholders of a Fund with the same fundamental investment restrictions as are being proposed for their Fund. Following the table is an explanation of certain differences between (1) the Acquired Fund’s current fundamental investment restrictions and the proposed fundamental investment restrictions and (2) the Acquired Fund’s and the Acquiring Fund’s fundamental investment restrictions should shareholders of the Funds not approve the proposed changes to such restrictions.

Subject	Legg Mason Partners Variable All Cap Portfolio (Acquired Fund) Current Restrictions	Legg Mason Partners Variable Fundamental Value Portfolio (Acquiring Fund) Current Restrictions	Legg Mason Partners Variable Fundamental Value Portfolio (Acquiring Fund) and Legg Mason Partners Variable All Cap Portfolio (Acquired Fund) Proposed Restrictions
	The Fund may not:	The Fund may not:	The Fund may not:

Diversification:	No restriction.	Invest in a manner that would cause it to fail to be a “diversified company” under the 1940 Act and the rules, regulations and orders thereunder.	No restriction.

Borrowing:

Borrow money, except as described under “Investment Objective and Policies” and except that for the purpose of this restriction, short-term credits necessary for settlement of securities transactions are not considered borrowings.

The Acquired Fund’s policies for borrowing as described under “investment objectives and policies” in the Fund’s prospectus permit the Fund to borrow up to an aggregate of 15% of the value of the Fund’s total assets taken at the time of borrowing. In addition, the Fund may borrow for temporary or emergency purposes an aggregate amount which may not exceed 5% of the value of its total assets at the time of borrowing. The Fund shall borrow only from banks. Borrowings may be unsecured, or may be secured by not more than 15% of the value of the Fund’s total assets. As a matter of operating policy, however, the Fund will not secure borrowings by more than 10% of the value of the Fund’s total assets.

		Borrow money, except that (a) the Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the Fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent the Fund engages in transactions classified in (a) and (b), the Fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed), is derived from such transactions.	Borrow money except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

Underwriting:	Underwrite securities of other issuers, except to the extent that the purchase of investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Fund’s investment program may be deemed to be an underwriting.	Engage in the business of underwriting securities issued by other persons, except to the extent that the portfolio may technically be deemed to be an underwriter under the 1933 Act, in disposing of portfolio securities.	Engage in the business of underwriting the securities of other issuers except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

Subject	Legg Mason Partners Variable All Cap Portfolio (Acquired Fund) Current Restrictions	Legg Mason Partners Variable Fundamental Value Portfolio (Acquiring Fund) Current Restrictions	Legg Mason Partners Variable Fundamental Value Portfolio (Acquiring Fund) and Legg Mason Partners Variable All Cap Portfolio (Acquired Fund) Proposed Restrictions
Lending:	Make loans, except that (a) the Fund may purchase and hold debt securities in accordance with its investment objective(s) and policies, (b) the Fund may enter into repurchase agreements with respect to portfolio securities, (c) the Fund may lend portfolio securities with a value not in excess of one-third of the value of its total assets, provided that collateral arrangements with respect to options, forward currency and futures transactions will not be deemed to involve loans of securities, and (d) delays in the settlement of securities transactions will not be considered loans.	Make loans. This restriction does not apply to: (a) the purchase of debt obligations in which the Fund may invest consistent with its investment objectives and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.	Lend money or other assets to the extent permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

Senior Securities:	Issue any senior security except as permitted by the 1940 Act.	Issue “senior securities” as defined in the 1940 Act and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.	Issue senior securities except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

Real Estate:	Purchase or sell real estate, although the Fund may purchase and sell securities of companies which deal in real estate, may purchase and sell securities which are secured by interests in real estate and may invest in mortgages and mortgage-backed securities.	Purchase or sell real estate, real estate mortgages but, this restriction does not prevent the Fund from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b); holding or selling real estate received in connection with securities it holds or held or (c) investing in real estate investment trusts (“REITs”).	Purchase or sell real estate except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

Subject	Legg Mason Partners Variable All Cap Portfolio (Acquired Fund) Current Restrictions	Legg Mason Partners Variable Fundamental Value Portfolio (Acquiring Fund) Current Restrictions	Legg Mason Partners Variable Fundamental Value Portfolio (Acquiring Fund) and Legg Mason Partners Variable All Cap Portfolio (Acquired Fund) Proposed Restrictions
Commodities:	Purchase or sell commodities or commodity contracts, except that the Fund may engage in derivative transactions to the extent permitted by its investment policies as stated in its Prospectus and SAI.	Purchase or sell commodities or commodity contracts but this restriction does not prevent the Fund from trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with a Fund’s investment objective and policies).	Purchase or sell commodities or contracts related to commodities to the extent permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

Concentration:	Invest more than 25% of the total assets of the Fund in the securities of issuers having their principal activities in any particular industry, except for obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities or by any state, territory or any possession of the United States or any of their authorities, agencies, instrumentalities or political subdivisions, or with respect to repurchase agreements collateralized by any of such obligations (for purposes of this restriction, supranational issuers will be considered to comprise an industry as will each foreign government that issues securities purchased by the Fund), provided, however, that the Fund may invest all or substantially all of its assets in another registered investment company having substantially the same investment objective(s) and policies and substantially the same investment restrictions as the Fund.	Invest more than 25% of its total assets in securities, the issuers of which conduct their principal business activities in the same industry. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.	Except as permitted by exemptive or other relief or permission from the SEC, SEC staff or other authority with appropriate jurisdiction, make any investment if, as a result, the Fund’s investments will be concentrated in any one industry.

Other:	Purchase the securities of other investment companies except as permitted under the 1940 Act or in connection with a merger, consolidation, acquisition or reorganization.	No restriction.	No restriction.

Comparison between the Acquired Fund’s Current and Proposed Fundamental Investment Restrictions

There are no material differences between the Acquired Fund’s current and proposed investment restrictions.

Comparison between the Acquired Fund’s and Acquiring Fund’s Current Fundamental Investment Restrictions

The primary differences between the Acquired Fund’s and Acquiring Fund’s fundamental investment restrictions are as follows:

•	The Acquired Fund is permitted to borrow in an amount (currently up to 33 1/3% of the Fund’s total assets) as permissible under the 1940 Act or pursuant to specific SEC guidance, unless limited by the Fund’s prospectus or statement of additional information. The Acquiring Fund is permitted to borrow for temporary or emergency purposes (including to meet redemption requests) in an amount up to 33 1/3% of the Fund’s total assets.

•	The Acquiring Fund requires that it be “diversified” under the 1940 Act, while the Acquired Fund has no such provision.

Legg Mason Partners Variable Appreciation Portfolio (Acquiring Fund) and Legg Mason Partners Variable Growth and Income Portfolio (A) (Acquired Fund)

Investment Objectives

The investment objective of the Acquiring Fund is long-term appreciation of capital. The investment objective of the Acquired Fund is to seek reasonable growth and income.

Principal Investment Policies and Strategies

The Acquiring Fund invests primarily in equity securities of U.S. companies. The Acquiring Fund typically invests in medium and large capitalization companies, but may also invest in small capitalization companies. Equity securities include exchange-traded and over-the-counter common stocks and preferred stocks, debt securities convertible into equity securities, and warrants and rights relating to equity securities. The Acquiring Fund may invest up to 10% of its assets in securities of other investment companies, up to 35% of its total assets in debt securities and money market instruments for cash management or other purposes, and up to 10% of its net assets in securities of foreign issuers directly or in the form of American Depositary Receipts, European Depositary Receipts or similar securities representing interests in common stock of foreign issuers.

The Acquiring Fund’s investment strategy consists of individual company selection and management of cash reserves. The manager looks for investments among a strong core of growth and value stocks, consisting primarily of blue chip companies dominant in their industries. The Acquiring Fund may also invest in companies with prospects for sustained earnings growth and/or a cyclical earnings record. In selecting individual companies for the Acquiring Fund’s portfolio, the manager looks for the following: (a) strong or rapidly improving balance sheets, (b) recognized industry leadership, and (c) effective management teams that exhibit a desire to earn consistent returns for shareholders. In addition, the manager considers the following characteristics: past growth records, future earnings prospects, technological innovation, general market and economic factors and current yield or potential for dividend growth.

Generally, companies in the Acquiring Fund’s portfolio fall into one of the following categories:

•	Companies with assets or earning power that are either unrecognized or undervalued. The manager generally looks for a catalyst that will unlock these values. The manager also looks for companies that are expected to have unusual earnings growth or whose stocks appear likely to go up in value because of marked changes in the way they do business (for example, a corporate restructuring).

•	Companies with superior demonstrated and expected growth characteristics whose stocks are available at a reasonable price. Typically, there is strong recurring demand for these companies’ products.

The manager of the Acquiring Fund adjusts the amount held in cash reserves depending on the manager’s outlook for the stock market. The manager will increase the Acquiring Fund’s allocation to cash when, in the manager’s opinion, market valuation levels become excessive. The manager may sometimes hold a significant portion of the Acquiring Fund’s assets in cash while waiting for buying opportunities or to provide a hedge against stock market declines.

The Acquired Fund invests in a portfolio consisting principally of equity securities, including convertible securities, that provide dividend or interest income. However, it may also invest in non-income producing investments for potential appreciation in value. The Acquired Fund emphasizes U.S. stocks with large market capitalizations. The Acquired Fund’s convertible securities may be of any credit quality and may include junk bonds. The Acquired Fund may invest up to 20% of its assets in foreign securities, including those of issuers in emerging market countries.

The manager of the Acquired Fund emphasizes individual security selection while spreading the Fund’s investments among industries and sectors for broad market exposure. The manager seeks to construct an investment portfolio whose weighted average market capitalization is similar to the S&P 500 Index. The manager uses fundamental analysis to identify high-quality companies and then considers whether the stocks are relatively over- or under-valued. The manager also looks for a catalyst for stock price appreciation, such as good management, positive changes in strategy or improvement in the company’s competitive position. The manager favors companies with above-average dividend yields.

Each Fund may also use derivatives for hedging purposes, as a substitute for buying or selling securities or for cash flow management purposes. Each Fund is also diversified, as defined in the 1940 Act.

The investment policies for the two Funds are substantially similar. However, the Acquiring Fund typically invests in medium and large capitalization companies, and to a lesser degree in small capitalization companies. The Acquired Fund emphasizes U.S. stocks with large market capitalizations and also focuses on stocks that pay dividends or produce income. In addition, the Acquiring Fund may invest up to 35% of its assets in debt securities and money market instruments for cash management or other purposes, while the Acquired Fund does not invest principally in debt securities with the exception of convertible securities, which may include junk bonds. Further, the Acquiring Fund may invest up to 10% in foreign securities, while the Acquired Fund may invest up to 20%. The Acquired Fund is also prevented from investing in companies that derive more than 25% of their gross revenues from the manufacture of alcohol or tobacco, while the Acquiring Fund has no such restriction. The Acquired Fund may sell securities short. The Acquiring Fund does not intend to engage in such activities.

Risk Factors

The following summarizes the risks of investing in the Funds:

•	The U.S. stock market declines;

•	Large and/or medium capitalization companies fall out of favor with investors;

•	An adverse event depresses the value of a company’s stock;

•	The manager’s judgment about the attractiveness, value or potential appreciation of a particular stock or about the amount to hold in cash reserves proves to be incorrect;

•	An investment in foreign securities involves risks in addition to those of U.S. securities, including possible political and economic instability and the possible imposition of exchange controls or other restrictions on investments. There are also risks associated with the different accounting, auditing, and financial reporting standards in many foreign countries. If the Fund invests in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency rates relative to the U.S. dollar will affect the U.S. dollar value of the Fund’s assets. Foreign securities may be less liquid than U.S. securities;

•	Even a small investment in derivative contracts can have a big impact on the Fund’s stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gain when stock prices, currency rates or interest rates are changing; and

•	High-yield, high-risk securities, commonly called “junk bonds,” are considered speculative. While generally providing greater income than investments in higher-quality securities, these securities will involve greater risk of principal and income (including the possibility of default or bankruptcy of the issuer of the security). Like other fixed income securities, the value of high-yield securities will also fluctuate as interest rates change.

•	The fund may actively trade portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate. Actively trading portfolio securities increases the Fund’s trading costs and may have an adverse impact on the Fund’s performance.

The Acquiring Fund’s prospectus states that the Fund is subject to the following additional risks:

•	The value of debt securities varies inversely with interest rates. This means generally that the value of these investments increases as interest rates fall and decreases as interest rates rise. Yields from short-term securities normally may be lower than yields from longer-term securities. A bond’s price is affected by the credit quality of its issuer. An issuer may not always make payments on a fixed income security. Some fixed income securities, such as mortgage-backed securities, are subject to prepayment risk, which occurs when an issuer can prepay the principal owed on a security before its maturity.

Fundamental Investment Restrictions

Shareholders of the Acquired Funds and the Acquiring Funds are being asked in a separate proxy statement to approve revised fundamental investment policies for their Funds, which are set forth below. The Boards of the Funds have adopted, and recommended that shareholders approve, a uniform set of fundamental investment policies that cover certain broad topics as to which mutual funds, such as the Funds, must have policies that may be changed only with shareholder approval. In connection with this proposal, the Boards have also approved the elimination, or the reclassification as non-fundamental, of all other investment policies that are not required to be classified as fundamental, and the redesignation of the investment objectives of certain Funds as non-fundamental, which means they could be changed without shareholder approval.

Comparison between the Fund Fundamental Investment Restrictions

If shareholders of a Fund approve the proposed changes to the Fund’s fundamental investment restrictions, the Fund’s current fundamental restrictions with respect to borrowing, underwriting the securities of other issuers, lending money or other assets, issuing senior securities, purchasing or selling real estate, purchasing or selling commodities or contracts related to commodities and concentrating in a particular industry will be replaced by the new policies. Management of the Funds believes that adoption of the new policies will have no material effect on the manner in which the Funds are managed.

The following table lists (1) the current fundamental investment restrictions for the Acquired Fund, (2) the current fundamental investment restrictions for the Acquiring Fund and (3) the proposed changes to the fundamental investment restrictions that will be voted on by shareholders of the Funds, but in a separate proxy statement. Identical proposed fundamental investment restrictions are being voted on by shareholders of the Acquiring Fund so that if (1) shareholders of the Acquired Fund approve the Reorganization and (2) shareholders of the Acquiring Fund approve their proposed fundamental investment restrictions, shareholders of the Acquired Fund will become shareholders of a Fund with the same fundamental investment restrictions as are being proposed for their Fund. Following the table is an explanation of certain differences between (1) the Acquired Fund’s current fundamental investment restrictions and the proposed fundamental investment restrictions and (2) the Acquired Fund’s and the Acquiring Fund’s fundamental investment restrictions should shareholders of the Funds not approve the proposed changes to such restrictions.

Subject	Legg Mason Partners Variable Growth and Income Portfolio (A) (Acquired Fund) Current Restrictions	Legg Mason Partners Variable Appreciation Portfolio (Acquiring Fund) Current Restrictions	Legg Mason Partners Variable Appreciation Portfolio (Acquiring Fund) and Legg Mason Partners Variable Growth and Income Portfolio (A) (Acquired Fund) Proposed Restrictions
	The Fund may not:	The Fund may not:	The Fund may not:

Diversification:	No restriction.	Invest in a manner that would cause it to fail to be a “diversified company” under the 1940 Act and the rules, regulations and orders thereunder.	No restriction.

Borrowing:	Borrow money except to the extent such borrowing is not prohibited by the 1940 Act and exemptive orders granted under such Act.	Borrow money, except that (a) the Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the Fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the Fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed), is derived from such transactions.	Borrow money except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

Underwriting:	Underwrite securities issued by other persons, except that all or any portion of the assets of the Fund may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act, and except insofar as the Fund may technically be deemed an underwriter under the Securities Act of 1933, as amended, in selling a security.	Engage in the business of underwriting securities issued by other persons, except to the extent that the Fund may technically be deemed to be an underwriter under the 1933 Act, in disposing of Fund securities.	Engage in the business of underwriting the securities of other issuers except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

Subject	Legg Mason Partners Variable Growth and Income Portfolio (A) (Acquired Fund) Current Restrictions	Legg Mason Partners Variable Appreciation Portfolio (Acquiring Fund) Current Restrictions	Legg Mason Partners Variable Appreciation Portfolio (Acquiring Fund) and Legg Mason Partners Variable Growth and Income Portfolio (A) (Acquired Fund) Proposed Restrictions
Lending:	Make loans except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act.	Make loans. This restriction does not apply to: (a) the purchase of debt obligations in which the Fund may invest consistent with its investment objectives and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.	Lend money or other assets to the extent permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

Senior Securities:	Issue any senior securities except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act. For purposes of this restriction, collateral arrangements with respect to any type of swap, option, forward contract and futures contract and collateral arrangements with respect to initial and variation margin are not deemed to be the issuance of a senior security.	Issue “senior securities” as defined in the 1940 Act and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.	Issue senior securities except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

Real Estate:	Purchase or sell real estate (excluding securities secured by real estate or interests therein and securities of companies, such as real estate investment trusts, which deal in real estate or interests therein), in the ordinary course of its business. The Fund reserves the freedom of action to hold and to sell real estate or mineral leases acquired as a result of the ownership of securities.	Purchase or sell real estate or real estate mortgages, but this restriction shall not prevent the Fund from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; or (c) investing in real estate investment trust securities.	Purchase or sell real estate except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

Subject	Legg Mason Partners Variable Growth and Income Portfolio (A) (Acquired Fund) Current Restrictions	Legg Mason Partners Variable Appreciation Portfolio (Acquiring Fund) Current Restrictions	Legg Mason Partners Variable Appreciation Portfolio (Acquiring Fund) and Legg Mason Partners Variable Growth and Income Portfolio (A) (Acquired Fund) Proposed Restrictions
Commodities:	Purchase or sell interests in oil, gas or mineral leases, commodities or commodity contracts (excluding currencies and any type of option, futures contract and forward contract) in the ordinary course of its business. The Fund reserves the freedom of action to hold and to sell commodities or commodity contracts (including currencies and any type of option, futures contract and forward contract) acquired as a result of the ownership of securities.	Purchase or sell commodities or commodity contracts, but this restriction shall not prevent the Fund from trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with a Fund’s investment objective and policies).	Purchase or sell commodities or contracts related to commodities to the extent permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

Concentration:	Purchase any securities of an issuer in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry.	Invest more than 25% of its total assets in securities, the issuers of which conduct their principal business activities in the same industry. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.	Except as permitted by exemptive or other relief or permission from the SEC, SEC staff or other authority with appropriate jurisdiction, make any investment if, as a result, the Fund’s investments will be concentrated in any one industry.

Other:	Purchase any security issued by any company deriving more than 25% of its gross revenue from the manufacture of alcohol and tobacco.	No restriction.	No restriction.

Comparison between the Acquired Fund’s Current and Proposed Fundamental Investment Restrictions

The actual investment practices of the Acquired Fund would not be expected to change as a result of the revised policies. However, these practices could change in the future and for various reasons (for instance, a change in the 1940 Act could result in an investment practice that would not be permitted under the current investment restrictions to be permitted under the proposed investment restrictions).

There are no material differences between the Acquired Fund’s current and proposed investment restrictions except that the Acquired Fund’s restriction limiting investment in securities issued by companies deriving more than 25% of their gross revenue from the manufacture of alcohol or tobacco is proposed to be made non-fundamental in a separate proxy statement of the Acquired Fund.

Comparison between the Acquired Fund’s and Acquiring Fund’s Current Fundamental Investment Restrictions

The primary differences between the Acquired Fund’s and Acquiring Fund’s fundamental investment restrictions are as follows:

•	The Acquired Fund’s current restriction on borrowing permits the Fund to borrow only for temporary or emergency purposes, such as to meet redemption requests. The Acquiring Fund is permitted to borrow to the extent such borrowing is not prohibited by the 1940 Act and exemptive orders granted under such Act.

•	The Acquired Fund has a fundamental policy requiring that it be “diversified,” while the Acquiring Fund has no such provision. However, this difference has no practical effect because under the 1940 Act a shareholder vote is required to change a fund’s status from diversified to non-diversified.

•	The Acquired Fund’s current restrictions limit investments in securities issued by companies deriving more than 25% of their gross revenue from the manufacture of alcohol or tobacco, while the Acquiring Fund has no such restrictions.

Legg Mason Partners Variable Appreciation Portfolio (Acquiring Fund) and Legg Mason Partners Variable Growth and Income Portfolio (B) (Acquired Fund)

Investment Objectives

The investment objective of the Acquiring Fund is long-term appreciation of capital. The investment objective of the Acquired Fund is income and long-term growth of capital.

Principal Investment Policies and Strategies

The Acquiring Fund invests primarily in equity securities of U.S. companies. The Acquiring Fund typically invests in medium and large capitalization companies, but may also invest in small capitalization companies. Equity securities include exchange-traded and over-the-counter common stocks and preferred stocks, debt securities convertible into equity securities, and warrants and rights relating to equity securities. The Acquiring Fund may invest up to 10% of its assets in securities of other investment companies, up to 35% of its total assets in debt securities and money market instruments for cash management or other purposes, and up to 10% of its net assets in securities of foreign issuers directly or in the form of American Depositary Receipts, European Depositary Receipts or similar securities representing interests in common stock of foreign issuers.

The Acquiring Fund’s investment strategy consists of individual company selection and management of cash reserves. The manager looks for investments among a strong core of growth and value stocks, consisting primarily of blue chip companies dominant in their industries. The Acquiring Fund may also invest in companies with prospects for sustained earnings growth and/or a cyclical earnings record. In selecting individual companies for the Acquiring Fund’s portfolio, the manager looks for the following: (a) strong or rapidly improving balance sheets, (b) recognized industry leadership, and (c) effective management teams that exhibit a desire to earn consistent returns for shareholders. In addition, the manager considers the following characteristics: past growth records, future earnings prospects, technological innovation, general market and economic factors and current yield or potential for dividend growth.

Generally, companies in the Acquiring Fund’s portfolio fall into one of the following categories:

•	Companies with assets or earning power that are either unrecognized or undervalued. The manager generally looks for a catalyst that will unlock these values. The manager also looks for companies that are expected to have unusual earnings growth or whose stocks appear likely to go up in value because of marked changes in the way they do business (for example, a corporate restructuring).

•	Companies with superior demonstrated and expected growth characteristics whose stocks are available at a reasonable price. Typically, there is strong recurring demand for these companies’ products.

The manager of the Acquiring Fund adjusts the amount held in cash reserves depending on the manager’s outlook for the stock market. The manager will increase the Acquiring Fund’s allocation to cash when, in the manager’s opinion, market valuation levels become excessive. The manager may sometimes hold a significant portion of the Acquiring Fund’s assets in cash while waiting for buying opportunities or to provide a hedge against stock market declines.

The Acquired Fund invests primarily in equity securities, including convertible securities, that provide dividend or interest income. However, it may also invest in non-income producing stocks for potential appreciation in value. The Fund emphasizes U.S. stocks with large market capitalizations. The Fund may purchase junk bonds. The Acquired Fund may invest up to 10% of its assets in securities of other investment companies and also may invest in fixed income securities and foreign securities.

The manager of the Acquired Fund emphasizes individual security selection while spreading the Fund’s investments among industries and sectors. The Fund’s return will be comprised of capital appreciation (growth) and dividends (income). The Fund will own a mixture of growth and value stocks. Stock selection is based on analysis of company fundamentals. Criteria examined include: size, balance sheet strength, franchise value, aggressiveness of accounting policies, history of consistent dividend payments, capacity to raise dividends in the future and potential for capital appreciation. The manager may change the investment criteria from time to time in response to changes in economic or market conditions.

Each Fund may also use derivatives for hedging purposes, as a substitute for buying or selling securities or for cash flow management purposes. In addition, each Fund is diversified, as defined in the 1940 Act.

The investment strategies for the Funds are substantially similar. There is substantial overlap in the permissible universe of investment instruments for the Funds. However, the Acquired Fund focuses on large cap stocks, while the Acquiring Fund’s primary investment policy has a broader focus, including medium and small cap stocks. In addition, the Acquiring Fund has a 35% limit on investments in fixed income securities, while the Acquired Fund has no such limit.

The Acquiring Fund’s individual stock selection is based on selecting dominant players within particular industries, with a focus on future earnings growth and potential. The Acquired Fund uses a more traditional fundamental analysis approach, looking to franchise value, corporate accounting policies and dividend history, although both Funds look to factors that may drive future price appreciation.

Risk Factors

The following summarizes the risks of investing in the Funds:

•	The U.S. stock market declines;

•	Large and/or medium capitalization companies fall out of favor with investors;

•	An adverse event depresses the value of a company’s stock;

•	The manager’s judgment about the attractiveness, value or potential appreciation of a particular stock or about the amount to hold in cash reserves proves to be incorrect;

•	The value of debt securities varies inversely with interest rates. This means generally that the value of these investments increases as interest rates fall and decreases as interest rates rise. Yields from short-term securities normally may be lower than yields from longer-term securities. A bond’s price is affected by the credit quality of its issuer. An issuer may not always make payments on a fixed income security. Some fixed income securities, such as mortgage-backed securities, are subject to prepayment risk, which occurs when an issuer can prepay the principal owed on a security before its maturity;

•	An investment in foreign securities involves risks in addition to those of U.S. securities, including possible political and economic instability and the possible imposition of exchange controls or other restrictions on investments. There are also risks associated with the different accounting, auditing, and financial reporting standards in many foreign countries. If the Fund invests in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency rates relative to the U.S. dollar will affect the U.S. dollar value of the Fund’s assets. Foreign securities may be less liquid than U.S. securities;

•	Even a small investment in derivative contracts can have a big impact on the Fund’s stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gain when stock prices, currency rates or interest rates are changing; and

•	High-yield, high-risk securities, commonly called “junk bonds,” are considered speculative. While generally providing greater income than investments in higher-quality securities, these securities will involve greater risk of principal and income (including the possibility of default or bankruptcy of the issuer of the security). Like other fixed income securities, the value of high-yield securities will also fluctuate as interest rates change.

•	The fund may actively trade portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate. Actively trading portfolio securities increases the Fund’s trading costs and may have an adverse impact on the Fund’s performance.

The Acquired Fund’s prospectus states that the Fund is subject to the following additional risks:

•	Rising interest rates depress the value of dividend paying stocks or debt securities in the Fund’s portfolio.

•	The issuer of a debt security owned by the Fund defaults on its obligation to pay principal and/or interest or the credit rating of the security is downgraded. This risk is higher for below investment grade bonds.

Fundamental Investment Restrictions

Shareholders of the Acquired Funds and the Acquiring Funds are being asked in a separate proxy statement to approve revised fundamental investment policies for their Funds, which are set forth below. The Boards of the Funds have adopted, and recommended that shareholders approve, a uniform set of fundamental investment policies that cover certain broad topics as to which mutual funds, such as the Funds, must have policies that may be changed only with shareholder approval. In connection with this proposal, the Boards have also approved the elimination, or the reclassification as non-fundamental, of all other investment policies that are not required to be classified as fundamental, and the redesignation of the investment objectives of certain Funds as non-fundamental, which means they could be changed without shareholder approval.

Comparison between Fund Fundamental Investment Restrictions

If shareholders of a Fund approve the proposed changes to the Fund’s fundamental investment restrictions, the Fund’s current fundamental restrictions with respect to borrowing, underwriting the securities of other issuers, lending money or other assets, issuing senior securities, purchasing or selling real estate, purchasing or selling commodities or contracts related to commodities and concentrating in a particular industry will be replaced by the new policies. Management of the Funds believes that adoption of the new policies will have no material effect on the manner in which the Funds are managed.

The following table lists (1) the current fundamental investment restrictions for the Acquired Fund, (2) the current fundamental investment restrictions for the Acquiring Fund and (3) the proposed changes to the fundamental investment restrictions that will be voted on by shareholders of the Funds, but in a separate proxy statement. Identical proposed fundamental investment restrictions are being voted on by shareholders of the Acquiring Fund so that if (1) shareholders of the Acquired Fund approve the Reorganization and (2) shareholders of the Acquiring Fund approve their proposed fundamental investment restrictions, shareholders of the Acquired Fund will become shareholders of a Fund with the same fundamental investment restrictions as are being proposed for their Fund. Following the table is an explanation of certain differences between (1) the Acquired Fund’s current fundamental investment restrictions and the proposed fundamental investment restrictions and (2) the Acquired Fund’s and the Acquiring Fund’s fundamental investment restrictions should shareholders of the Funds not approve the proposed changes to such restrictions.

Subject	Legg Mason Partners Variable Growth and Income Portfolio (B) (Acquired Fund) Current Restrictions	Legg Mason Partners Variable Appreciation Portfolio (Acquiring Fund) Current Restrictions	Legg Mason Partners Variable Appreciation Portfolio (Acquiring Fund) and Legg Mason Partners Variable Growth and Income Portfolio (B) (Acquired Fund) Proposed Restrictions
	The Fund may not:	The Fund may not:	The Fund may not:

Diversification:	Invest in a manner that would cause it to fail to be a “diversified company” under the 1940 Act and the rules, regulations and orders thereunder.	Invest in a manner that would cause it to fail to be a “diversified company” under the 1940 Act and the rules, regulations and orders thereunder.	No restriction.

Borrowing:	Borrow money, except that (a) the Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the Fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the Fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed), is derived from such transactions.	Borrow money, except that (a) the Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the Fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the Fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed), is derived from such transactions.	Borrow money except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

Underwriting:	Engage in the business of underwriting securities issued by other persons, except to the extent that the Fund may technically be deemed to be an underwriter under the 1933 Act, in disposing of portfolio securities.	Engage in the business of underwriting securities issued by other persons, except to the extent that the Fund may technically be deemed to be an underwriter under the 1933 Act, in disposing of portfolio securities.	Engage in the business of underwriting the securities of other issuers except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

Subject	Legg Mason Partners Variable Growth and Income Portfolio (B) (Acquired Fund) Current Restrictions	Legg Mason Partners Variable Appreciation Portfolio (Acquiring Fund) Current Restrictions	Legg Mason Partners Variable Appreciation Portfolio (Acquiring Fund) and Legg Mason Partners Variable Growth and Income Portfolio (B) (Acquired Fund) Proposed Restrictions

Lending:	Make loans. This restriction does not apply to: (a) the purchase of debt obligations in which the Fund may invest consistent with its investment objectives and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.	Make loans. This restriction does not apply to: (a) the purchase of debt obligations in which the Fund may invest consistent with its investment objectives and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.	Lend money or other assets to the extent permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

Senior Securities:	Issue “senior securities” as defined in the 1940 Act and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.	Issue “senior securities” as defined in the 1940 Act and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.	Issue senior securities except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

Real Estate:	Purchase or sell real estate, real estate mortgages, but this restriction shall not prevent the Portfolio from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; or (c) investing in real estate investment trust securities.	Purchase or sell real estate, or real estate mortgages, but this restriction shall not prevent the Fund from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; or (c) investing in real estate investment trust securities.	Purchase or sell real estate except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

Subject	Legg Mason Partners Variable Growth and Income Portfolio (B) (Acquired Fund) Current Restrictions	Legg Mason Partners Variable Appreciation Portfolio (Acquiring Fund) Current Restrictions	Legg Mason Partners Variable Appreciation Portfolio (Acquiring Fund) and Legg Mason Partners Variable Growth and Income Portfolio (B) (Acquired Fund) Proposed Restrictions
Commodities:	Purchase or sell commodities or commodity contracts, but this restriction shall not prevent the Fund from trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the Fund’s investment objective and policies).	Purchase or sell commodities or commodity contracts, but this restriction shall not prevent the Fund from trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the Fund’s investment objective and policies).	Purchase or sell commodities or contracts related to commodities to the extent permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

Concentration:	Invest more than 25% of its total assets in securities, the issuers of which conduct their principal business activities in the same industry. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.	Invest more than 25% of its total assets in securities, the issuers of which conduct their principal business activities in the same industry. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.	Except as permitted by exemptive or other relief or permission from the SEC, SEC staff or other authority with appropriate jurisdiction, make any investment if, as a result, the Fund’s investments will be concentrated in any one industry.

Comparison between the Acquired Fund’s Current and Proposed Fundamental Investment Restrictions

The actual investment practices of the Acquired Fund would not be expected to change as a result of the revised policies. However, these practices could change in the future and for various reasons (for instance, a change in the 1940 Act could result in an investment practice that would not be permitted under the current investment restrictions to be permitted under the proposed investment restrictions).

The primary differences between the Acquired Fund’s current and proposed fundamental investment restrictions are as follows:

•	The Acquired Fund’s current restriction on borrowing permits the Acquired Fund to borrow only for temporary or emergency purposes. The proposed restriction would allow the Acquired Fund to borrow under other circumstances as permissible under the 1940 Act or pursuant to specific SEC guidance.

•	The Acquired Fund’s fundamental policy requiring it to operate as a “diversified” company under the 1940 Act would be eliminated. However, this difference has no practical effect because under the 1940 Act a shareholder vote is required to change a fund’s status from diversified to non-diversified.

Comparison between the Acquired Fund’s and Acquiring Fund’s Current Fundamental Investment Restrictions

There are no material differences between each Fund’s current investment restrictions.

Legg Mason Partners Variable Small Cap Growth Portfolio (Acquiring Fund) and Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio (Acquired Fund)

Investment Objectives

The investment objectives of both Funds are to seek long-term growth of capital. In the case of the Acquired Fund, dividend income, if any, is incidental to this goal.

Principal Investment Policies and Strategies

Each Fund invests, under normal circumstances, at least 80% of its assets in equity securities of companies with small market capitalizations and related investments. For purposes of this 80% policy, small capitalization companies are considered to be companies with market capitalization values not exceeding (i) $3 billion or (ii) the highest month-end market capitalization value of any stock in the Russell 2000 Index for the previous 12 months, whichever is greater. Securities of companies whose market capitalizations no longer meet this definition after purchase by either Fund are still considered to be securities of small capitalization companies for purposes of the Fund’s 80% policy. As of March 31, 2006, the Russell 2000 Index included companies between $25 million and $5.4 billion. The size of companies in the Russell 2000 Index changes with market conditions and the composition of the Index.

Each Fund may, but need not, use derivative contracts for hedging purposes, to enhance potential gains or as a substitute for buying or selling securities.

The Acquired Fund may invest up to 25% of its assets in foreign securities. While the Acquired Fund expects to invest mainly in equity securities, it may also invest in other securities that the manager believes provide opportunity for appreciation, such as fixed income securities. The Acquired Fund may hold cash pending investment, and may invest in money market instruments, repurchase agreements and reverse repurchase agreements for cash management purposes.

The Acquiring Fund may invest up to 20% of its assets in equity securities of companies that are not considered to be small capitalization companies. The Acquiring Fund may also invest up to 20% of its assets in non-convertible bonds, notes and debt securities and may invest up to 20% of its assets in securities of foreign issuers.

The manager of the Acquiring Fund emphasizes companies which it believes have favorable growth prospects and potential for significant capital appreciation. In selecting individual companies for investment, the manager looks for: companies that either occupy a dominant position in an emerging industry or possess a growing market share in larger, fragmented industries; favorable sales and/or earnings growth trends; high or improving return on capital; strong financial condition; and experienced and effective management.

The Acquired Fund is managed by a team of portfolio managers, with each member of the team focusing on a different industry sector. The manager uses a growth-oriented investment style that emphasizes small U.S. companies believed to have one or more of the following: superior management teams; good prospects for growth; predictable, growing demand for their products or services; dominant positions in a niche market or customers who are very large companies; cyclical recovery potential; and strong or improving financial conditions.

In addition, the Acquired Fund may invest in companies believed to be emerging companies relative to potential markets or undervalued relative to their peers. The Acquired Fund may continue to hold securities of issuers that become mid cap or large cap issuers if, in the manager’s judgment, these securities remain good investments for the Fund. The manager generally uses a “bottom-up” approach when selecting securities for the Fund. This means that the manager looks primarily at individual companies against the context of broader market forces.

The principal difference between the Funds is that the Acquiring Fund may invest up to 20% of its assets in foreign securities while the Acquired Fund may invest up to 25% of its assets in foreign securities.

Risk Factors

The following summarizes the risks of investing in the Funds:

•	Stock prices decline generally or stocks perform poorly relative to other types of investments;

•	Small capitalization stocks fall out of favor with investors;

•	Recession or adverse economic trends adversely affect the earnings or financial condition of small companies;

•	The manager’s judgment about the attractiveness, growth prospects or potential appreciation of the Fund’s investments proves to be incorrect;

•	Stock prices of smaller, newer companies decline further and more abruptly than those of larger, more established companies in response to negative stock market movements;

•	Greater volatility of share price because of the Fund’s focus on small cap companies;

•	Compared to large cap companies, small cap companies and the market for their equity securities are more likely to:

•	Be more sensitive to changes in the earnings results and investor expectations;

•	Have more limited product lines, capital resources and management depth;

•	Experience sharper swings in market values;

•	Be harder to sell at the times and prices the manager believes appropriate; and

•	Offer greater potential for gain and loss.

•	A particular product or service developed by a company in which the Fund invests is delayed or unsuccessful, the company does not meet earnings expectations or other events depress the value of the company’s stock;

•	An adverse event, such as an unfavorable earnings report, negatively affects the stock price of a company in which the Fund invests;

•	Large capitalization companies fall out of favor with investors;

•	In addition, growth securities typically are sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall;

•	Generally, the value of debt securities will decline if interest rates rise, the credit rating of the security is downgraded or the issuer defaults on its obligation to pay principal or interest;

•	Investing in foreign issuers, including emerging market issuers, may involve additional risks compared to investing in the securities of U.S. issuers. Some of these risks do not apply to larger more developed countries. These risks are more pronounced to the extent the Fund invests in issuers in countries with emerging markets or if the Fund invests significantly in one country. These risks may include:

•	Less information about non-U.S. issuers or markets may be available due to less rigorous disclosure and accounting standards or regulatory practices;

•	Many non-U.S. markets are smaller, less liquid and more volatile than U.S. markets. In a changing market, the manager may not be able to sell the Fund’s portfolio securities in amounts and at prices the manager considers reasonable or the Fund may have difficulty determining the fair value of its securities;

•	The U.S. dollar may appreciate against non-U.S. currencies or a foreign government may impose restrictions on currency conversion or trading;

•	The economies of non-U.S. countries may grow at a slower rate than expected or may experience a downturn or recession; and

•	Economic, political and social developments may adversely affect non-U.S. securities markets.

•	Even a small investment in derivative contracts can have a big impact on the Fund’s market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when market prices, currency rates or interest rates are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make the Fund less liquid and harder to value, especially in declining markets.

Fundamental Investment Restrictions

Shareholders of the Acquired Funds and the Acquiring Funds are being asked in a separate proxy statement to approve revised fundamental investment policies for their Funds, which are set forth below. The Boards of the Funds have adopted, and recommended that shareholders approve, a uniform set of fundamental investment policies that cover certain broad topics as to which mutual funds, such as the Funds, must have policies that may be changed only with shareholder approval. In connection with this proposal, the Boards have also approved the elimination, or the reclassification as non-fundamental, of all other investment policies that are not required to be classified as fundamental, and the redesignation of the investment objectives of certain Funds as non-fundamental, which means they could be changed without shareholder approval.

Comparison between Fund Fundamental Investment Restrictions

If shareholders of a Fund approve the proposed changes to the Fund’s fundamental investment restrictions, the Fund’s current fundamental restrictions with respect to borrowing, underwriting the securities of other issuers, lending money or other assets, issuing senior securities, purchasing or selling real estate, purchasing or selling commodities or contracts related to commodities and concentrating in a particular industry will be replaced by the new policies. Management of the Funds believes that adoption of the new policies will have no material effect on the manner in which the Funds are managed.

The following table lists (1) the current fundamental investment restrictions for the Acquired Fund, (2) the current fundamental investment restrictions for the Acquiring Fund and (3) the proposed changes to the fundamental investment restrictions that will be voted on by shareholders of the Funds, but in a separate proxy statement. Identical proposed fundamental investment restrictions are being voted on by shareholders of the Acquiring Fund so that if (1) shareholders of the Acquired Fund approve the Reorganization and (2) shareholders of the Acquiring Fund approve their proposed fundamental investment restrictions, shareholders of the Acquired Fund will become shareholders of a Fund with the same fundamental investment restrictions as are being proposed for their Fund. Following the table is an explanation of certain differences between (1) the Acquired Fund’s current fundamental investment restrictions and the proposed fundamental investment restrictions and (2) the Acquired Fund’s and the Acquiring Fund’s fundamental investment restrictions should shareholders of the Funds not approve the proposed changes to such restrictions.

Subject	Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio (Acquired Fund) Current Restrictions	Legg Mason Partners Variable Small Cap Growth Portfolio (Acquiring Fund) Current Restrictions	Legg Mason Partners Variable Small Cap Growth Portfolio (Acquiring Fund) and Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio (Acquired Fund) Proposed Restrictions
	The Fund may not:	The Fund may not:	The Fund may not:

Diversification:

Purchase securities of any issuer if such purchase at the time thereof would cause with respect to 75% of the total assets of the Fund more than 10% of the voting securities of such issuer to be held by the Fund; provided that, for purposes of this restriction, the issuer of an option or futures contract shall not be deemed to be the issuer of the security or securities underlying such contract; and provided further that the Fund may invest all or substantially all of its assets in one or more investment companies, to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act.

Purchase securities of any issuer if such purchase at the time thereof would cause as to 75% of the Fund’s total assets more than 5% of the Fund’s assets (taken at market value) to be invested in the securities of such issuer (other than securities or obligations issued or guaranteed by the United States, any state or political subdivision thereof, or any political subdivision of any such state, or any agency or instrumentality of the United States or of any state or of any political subdivision of any state); provided that for purposes of this restriction, the issuer of an option or futures contract shall not be deemed to be the issuer of the security or securities

		Purchase securities of any issuer if the purchase would cause more than 5% of the value of the Fund’s total assets to be invested in the securities of any one issuer (excluding securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and bank obligations) or cause more than 10% of the voting securities of the issuer to be held by the Fund, except that up to 25% of the value of the Fund’s total assets may be invested without regard to this restriction and provided that the Fund may invest all or substantially all of its assets in another registered investment company having substantially the same investment objective(s) and policies and substantially the same investment restrictions as those with respect to the Fund. For purposes of this restriction both the borrower under a loan and the lender selling a participation will be considered an “issuer.”	No restriction.

Subject	Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio (Acquired Fund) Current Restrictions	Legg Mason Partners Variable Small Cap Growth Portfolio (Acquiring Fund) Current Restrictions	Legg Mason Partners Variable Small Cap Growth Portfolio (Acquiring Fund) and Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio (Acquired Fund) Proposed Restrictions
underlying such contract; and provided further that the Fund may invest all or any portion of its assets in one or more investment companies, to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act.

Borrowing:	Borrow money, if such borrowing is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder.	Borrow money (including entering into reverse repurchase agreements), except for temporary or emergency purposes and then not in excess of 10% of the value of the total assets of the Fund at the time the borrowing is made, except that for the purpose of this restriction, short-term credits necessary for settlement of securities transactions are not considered borrowings (the Fund will not purchase additional securities at any time its borrowings exceed 5% of total assets, provided, however, that the Fund may increase its interest in another registered investment company having substantially the same investment objective(s) and policies and substantially the same investment restrictions as those with respect to the Fund while such borrowings are outstanding).	Borrow money except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

Subject	Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio (Acquired Fund) Current Restrictions	Legg Mason Partners Variable Small Cap Growth Portfolio (Acquiring Fund) Current Restrictions	Legg Mason Partners Variable Small Cap Growth Portfolio (Acquiring Fund) and Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio (Acquired Fund) Proposed Restrictions
Underwriting:	Underwrite securities issued by other persons, except that all or any portion of the assets of the Fund may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act, and except insofar as the fund may technically be deemed an underwriter under the Securities Act in selling a security.	Underwrite securities of other issuers, except to the extent that the purchase of investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a fund’s investment program may be deemed to be an underwriting.	Engage in the business of underwriting the securities of other issuers except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

Lending:	Make loans to other persons if such loans are specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder.	Make loans, except that (a) the fund may purchase and hold debt securities in accordance with its investment objective(s) and policies, (b) the fund may enter into repurchase agreements with respect to portfolio securities, (c) the fund may lend portfolio securities with a value not in excess of one-third of the value of its total assets, provided that collateral arrangements with respect to options, forward currency and futures transactions will not be deemed to involve loans of securities, and (d) delays in the settlement of securities transactions will not be considered loans.	Lend money or other assets to the extent permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

Senior Securities:	Issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder.	Issue any senior security except as permitted by the 1940 Act.	Issue senior securities except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

Subject	Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio (Acquired Fund) Current Restrictions	Legg Mason Partners Variable Small Cap Growth Portfolio (Acquiring Fund) Current Restrictions	Legg Mason Partners Variable Small Cap Growth Portfolio (Acquiring Fund) and Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio (Acquired Fund) Proposed Restrictions

Real Estate:	Purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein) (the Fund reserves the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities by the Fund).	Purchase or sell real estate, although the fund may purchase and sell securities of companies which deal in real estate, may purchase and sell securities which are secured by interests in real estate and may invest in mortgages and mortgage-backed securities.	Purchase or sell real estate except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

Commodities:	Purchase or sell interests in oil, gas or mineral leases, commodities or commodity contracts in the ordinary course of business (the foregoing shall not be deemed to preclude the Fund from purchasing or selling futures contracts or options thereon).	Purchase or sell commodities or commodity contracts, except that the fund may engage in derivative transactions to the extent permitted by its investment policies as stated in its prospectus or statement of additional information.	Purchase or sell commodities or contracts related to commodities to the extent permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

Concentration:	Concentrate its investments in any particular industry, but if it is deemed appropriate for the achievement of the Fund’s investment objectives, up to 25% of its assets, at market value at the time of each investment, may be invested in any one industry, except that positions in futures contracts shall not be subject to this restriction.	Invest more than 25% of the total assets of the Fund in the securities of issuers having their principal activities in any particular industry, except for obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities or by any state, territory or any possession of the United States or any of their authorities, agencies, instrumentalities or political subdivisions, or with respect to repurchase agreements collateralized by any of such obligations (for purposes of this restriction, supranational issuers will be considered to comprise an industry as will each foreign government that issues securities purchased by the Fund),	Except as permitted by exemptive or other relief or permission from the SEC, SEC staff or other authority with appropriate jurisdiction, the Fund may not make any investment if, as a result, the Fund’s investments will be concentrated in any one industry.

Subject	Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio (Acquired Fund) Current Restrictions	Legg Mason Partners Variable Small Cap Growth Portfolio (Acquiring Fund) Current Restrictions	Legg Mason Partners Variable Small Cap Growth Portfolio (Acquiring Fund) and Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio (Acquired Fund) Proposed Restrictions
provided, however, that the Fund may invest all or substantially all of its assets in another registered investment company having substantially the same investment objective(s) and policies and substantially the same investment restrictions as those with respect to the Fund.

Other:	No restriction.	Purchase the securities of other investment companies except as permitted under the 1940 Act or in connection with a merger, consolidation, acquisition or reorganization.	No restriction.

Comparison between the Acquired Fund’s Current and Proposed Fundamental Investment Restrictions

The actual investment practices of the Acquired Fund would not be expected to change as a result of the revised policies. However, these practices could change in the future and for various reasons (for instance, a change in the 1940 Act could result in an investment practice that would not be permitted under the current investment restrictions to be permitted under the proposed investment restrictions). The Acquired Fund’s fundamental policy requiring it to operate as a “diversified” company under the 1940 Act would be eliminated. However, this difference has no practical effect because under the 1940 Act a shareholder vote is required to change a fund’s status from diversified to non-diversified.

Comparison between the Acquired Fund’s and Acquiring Fund’s Current Fundamental Investment Restrictions

The material difference between the two Funds with respect to their fundamental investment restrictions, assuming that shareholders of the Funds do not approve the proposed changes to the fundamental investment restriction, is that the Acquiring Fund’s current restriction on borrowing permits the Fund to borrow only for temporary or emergency purposes and then not in excess of 10% of its total assets. The Acquired Fund is permitted to borrow under other circumstances and in an amount (currently up to 33 1/3% of the Fund’s total assets) as permissible under the 1940 Act. In addition, the Acquiring Fund may not purchase any securities at any time at which borrowings exceed 5% of the total assets of the Fund, while the Acquired Fund is not so restricted.

Legg Mason Partners Variable Multiple Discipline Portfolio—Balanced All Cap Growth and Value (Acquiring Fund) and Legg Mason Partners Variable Capital and Income Portfolio (Acquired Fund)

The Board of the Acquiring Fund recently approved a change in the Fund’s investment objective and investment strategy and in its name to Legg Mason Partners Variable Capital and Income Portfolio. These changes will only go into effect if the proposed changes to the Fund’s investment objective are approved by shareholders of the Acquiring Fund at a meeting to be held on [date], 2006. Currently, the Acquiring Fund’s investment objective is balanced between long-term growth of capital and principal preservation. Under the proposed change the Acquiring Fund’s new investment objective will be total return (that is, a combination of income and long-term capital appreciation).

Should the proposed change in investment objective be approved by shareholders of the Acquiring Fund, that Fund would adopt the investment objective and investment strategies currently in place for Legg Mason Partners Variable Capital and Income Portfolio. As a result, there would be no material difference between the Acquiring Fund and the Acquired Fund.

The discussion below sets forth the differences between the Acquiring Fund and the Acquired Fund should the change in the Acquiring Fund’s investment objective not be approved by shareholders.

Investment Objectives

The investment objectives of the two Funds are similar. The investment objective of the Acquiring Fund is balanced between long-term growth of capital and principal preservation. The investment objective of the Acquired Fund is total return (that is, a combination of income and long-term capital appreciation).

Principal Investment Policies and Strategies

The Acquiring Fund is made up of an All Cap Growth segment, an All Cap Value segment and a Fixed Income segment—Government Securities Management. The Acquiring Fund invests in a mix of equity securities within all market capitalization ranges and fixed income securities in the short to intermediate average maturity ranges to help reduce market volatility.

The All Cap Growth segment seeks to combine the long-term growth potential of small- to medium-size company stocks with the relative stability of large company growth stocks believed by the segment’s managers to be of high quality. The All Cap Value segment seeks to structure a high-quality portfolio by investing in large-, medium- and small-company stocks whose market prices, in the opinion of the segment’s managers, are attractive in relation to their business fundamentals. The Fixed Income segment—Government Securities Management seeks to invest in short-term to intermediate-term U.S. Treasury bills, notes, bonds and U.S. government agency securities—with an average maturity of approximately 2.5 to 7 years—using active portfolio management. This segment seeks to provide total returns that exceed returns over a market cycle from certificates of deposit, money market funds, or passively buying and holding government securities until maturity.

The Acquiring Fund’s strategy is to combine the efforts of three segment co-managers and to invest in the stock or government securities selections considered most attractive in the opinion of each segment’s managers. The target allocations are 35% to each of the All Cap Growth and All Cap Value segments and 30% to the Fixed Income—Government Securities Management segment. The Acquiring Fund is coordinated by portfolio managers who purchase and sell securities for the portfolio on the basis of recommendations received from each segment’s managers. The coordinating portfolio managers identify and analyze duplicate positions that may occur if different segment managers direct the purchase of the same security for their respective segments, and determine whether the size of each position is appropriate for the Acquiring Fund.

In order to maintain approximately the target allocations of the Acquiring Fund’s assets among the three segment co-managers, the coordinating portfolio managers will:

•	Divide all daily cash inflows (purchases and reinvested distributions) and outflows (redemptions and expense items) among the three segment managers, as appropriate;

•	Rebalance the allocation of segments in the Fund’s assets promptly to the extent the percentage of the Fund’s assets invested in any of All Cap Growth, All Cap Value or Fixed Income—Government Securities Management segment’s securities diverges from the target allocation, except that the portfolio will maintain a minimum of 25% of its net assets in the Fixed Income segment—Government Securities Management.

Upon consultation with the segment managers, the coordinating managers may also (but are not required to) make adjustments if one or more segments becomes over- or under- weighted as a result of market appreciation or depreciation. Such adjustments will be made at the discretion of the coordinating portfolio managers and the segment managers. As a result of the possibility of allocation adjustments, the performance of the Acquiring Fund may differ from the performance of each segment if it had been maintained as a separate portfolio.

As a consequence of their efforts to maintain assets at targeted percentages, the coordinating portfolio managers will allocate assets and rebalance when necessary by (1) allocating cash inflow to portfolio segments that are below their targeted percentages, or (2) selling securities in the portfolio segments that exceed their targeted percentages with proceeds being reallocated to the portfolio segments that are below their targeted percentages. Reallocations may result in early recognition of taxable gains and in additional transaction costs to the extent the sales of securities as part of these reallocations result in higher portfolio turnover. In addition, if one segment manager buys a security during a time frame when another segment manager sells it, the net position of the Acquiring Fund in the security may be approximately the same as it would have been with a single segment manager and no such sale and purchase. The coordinating portfolio managers will consider these costs in determining the allocation and reallocation of assets. Where possible, in these instances, the coordinating portfolio managers will seek to avoid transaction costs.

All Cap Growth Segment

The All Cap Growth segment managers seek to identify the stocks of companies of all capitalizations that exhibit superior balance sheets, exceptional management, and long-term consistent operating histories. The managers also consider stocks of companies that they believe have rapid earnings growth potential, unrecognized values and industry leadership, and favor management teams that have a significant ownership stake in a company.

All Cap Value Segment

The All Cap Value segment managers apply a selection process that is based on fundamental security analysis and stresses a long-term value orientation. The managers seek to invest in companies whose stock prices, in their opinion, are undervalued relative to the long-term business fundamentals of the company. The managers favor companies that generally have strong balance sheets and that, in their opinion, have stock prices that do not accurately reflect cash flows, tangible assets or management skills. Cyclical stocks and companies currently out of favor with analysts and investors are also emphasized. The segment managers emphasize industry sectors perceived to be undervalued relative to the broad market.

The segment managers monitor portfolio holdings on both a technical and fundamental basis. The managers also track the buying and selling patterns by company insiders in company stock.

Fixed Income segment—Government Securities Management

The segment managers focus on short-term to intermediate-term U.S. Treasury bills, notes and bonds and U.S. government agency securities, with an average maturity of approximately 2.5 to 7 years. The segment is managed based on analysis of specific fundamental factors. The segment managers are responsible for monitoring daily market activity in an attempt to provide incremental return exceeding that expected under certain buy and hold and random trading strategies. As a general procedure, the segment managers determine the average maturity position according to the following guidelines:

Market Conditions	Portfolio Position	Average Maturity for the Segment
Rising interest rates	Defensive	2.5 years
Conditions unclear	Neutral	4.0 years
Falling interest rates	Positive	7.0 years

In selecting securities and assembling the segment, the segment managers screen for greatest relative value and structure the segment to maximize total return and reduce risk.

In addition, the Acquiring Fund may use derivatives for hedging purposes, as a substitute for buying and selling and as a cash flow management technique.

The Acquired Fund invests in equity and fixed income securities of both U.S. and foreign issuers. The Fund seeks to generate income and appreciation by allocating Fund assets to income and non-income producing equity and equity related securities, including common stocks, real estate investment trusts and convertible securities. To generate income and enhance exposure to the equity markets, the Fund will purchase investment grade and high yield fixed income securities or unrated securities of equivalent quality along with options on securities indices. Fixed income securities may be of any maturity.

By investing in a combination of equity and fixed income securities, the Acquired Fund seeks to produce a pattern of total return that moves with the S&P 500 Index, while generating high income. The Acquired Fund may also use options, futures and options on futures to increase exposure to part or all of the market or to hedge against adverse changes in the market value of its securities. The Fund may invest in foreign securities.

The manager of the Acquired Fund employs fundamental research and due diligence to assess a company’s:

•	Growth potential, stock price, potential appreciation and valuation;

•	Credit quality, taking into account financial condition and profitability;

•	Future capital needs;

•	Potential for change in bond rating and industry outlook; and

•	Competitive environment and management ability.

The Funds’ principal investment strategies differ materially in the following respects:

•	Though both Funds allocate investments between equity and fixed income, the Acquiring Fund’s target allocation is 70% equity and 30% fixed income, while the Acquired Fund has no specified target allocation. The Acquiring Fund maintains a minimum of 25% of its net assets in the Fixed Income Segment—Government Securities Management.

•	The Acquiring Fund’s fixed income investments focus on short- to intermediate-term maturity, while the Acquired Fund may invest in securities of any maturity.

•	The Acquiring Fund’s fixed income investments are in U.S. government securities while those of the Acquired Fund are in a broad range of fixed income securities of U.S. and foreign issuers.

•	The Acquired Fund uses options on securities indices to generate income and enhance exposure to the equity markets.

•	The maturity of the Acquiring Fund’s fixed income segment is fixed within limited parameters, while the Acquired Fund may invest in fixed income securities of any maturity.

•	The Acquired Fund may invest in junk bonds.

•	The Acquiring Fund invests in growth and value stocks while the Acquired Fund favors growth stocks.

Risk Factors

The following summarizes the risks of investing in the Funds:

•	Equity securities are subject to market risk. Many factors affect the stock market prices and dividend payouts of equity investments. These factors include general business conditions, investor confidence in the economy, and current conditions in a particular industry or company. Each company determines whether or not to pay dividends on common stock. Equity securities are subject to financial risks relating to the issuer’s earning stability and overall financial soundness. Smaller and emerging growth companies are particularly sensitive to these factors.

•	An adverse company-specific event, such as an unfavorable earnings report, negatively affects the stock price of a company in which the Fund invests.

•	The value of debt securities varies inversely with interest rates. This means generally that the value of these investments increases as interest rates fall and decreases as interest rates rise. Yields from short-term securities normally may be lower than yields from longer-term securities. A bond’s price is affected by the credit quality of its issuer. An issuer may not always make payments on a fixed income security. Some fixed income securities, such as mortgage-backed securities, are subject to prepayment risk, which occurs when an issuer can prepay the principal owed on a security before its maturity.

•	The manager’s judgment about interest rates or the attractiveness, value or income potential of a particular security proves incorrect.

•	Even a small investment in derivative contracts can have a big impact on the Fund’s stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gain when stock prices, currency rates or interest rates are changing.

The Acquiring Fund is subject to the following additional risks:

•	Large capitalization stocks fall out of favor with investors.

•	Medium or small capitalization stocks fall out of favor with investors. An investment in the Fund may be more volatile and more susceptible to loss than an investment in a fund which invests primarily in large capitalization companies and government securities. Medium and small capitalization companies may have more limited product lines, markets and financial resources than large capitalization companies. They may have shorter operating histories and less mature businesses. The prices of medium capitalization company stocks tend to be more volatile than the prices of large capitalization company stocks. In addition, small capitalization company stocks may be less liquid than large capitalization company stocks.

•	Key economic trends become materially unfavorable, such as rising interest rates and levels of inflation or slowdown of economic growth.

The Acquired Fund is subject to the following additional risks:

•	The issuer of a security owned by the Fund defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.

•	An investment in foreign securities involves risks in addition to those of U.S. securities, including possible political and economic instability and the possible imposition of exchange controls or other restrictions on investments. There are also risks associated with the different accounting, auditing, and financial reporting standards in many foreign countries. If the Fund invests in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency rates relative to the U.S. dollar will affect the U.S. dollar value of the fund’s assets. Foreign securities may be less liquid than U.S. securities.

•	High-yield, high-risk securities, commonly called “junk bonds,” are considered speculative. While generally providing greater income than investments in higher-quality securities, these securities will involve greater risk of principal and income (including the possibility of default or bankruptcy of the issuer of the security). Like other fixed income securities, the value of high-yield securities will also fluctuate as interest rates change.

Fundamental Investment Restrictions

Shareholders of the Acquired Funds and the Acquiring Funds are being asked in a separate proxy statement to approve revised fundamental investment policies for their Funds, which are set forth below. The Boards of the Funds have adopted, and recommended that shareholders approve, a uniform set of fundamental investment policies that cover certain broad topics as to which mutual funds, such as the Funds, must have policies that may be changed only with shareholder approval. In connection with this proposal, the Boards have also approved the elimination, or the reclassification as non-fundamental, of all other investment policies that are not required to be classified as fundamental, and the redesignation of the investment objectives of certain Funds as non-fundamental, which means they could be changed without shareholder approval.

Comparison between Fund Fundamental Investment Restrictions

If shareholders of a Fund approve the proposed changes to the Fund’s fundamental investment restrictions, the Fund’s current fundamental restrictions with respect to borrowing, underwriting the securities of other issuers, lending money or other assets, issuing senior securities, purchasing or selling real estate, purchasing or selling commodities or contracts related to commodities and concentrating in a particular industry will be replaced by the new policies. Management of the Funds believes that adoption of the new policies will have no material effect on the manner in which the Funds are managed.

The following table (1) lists the current fundamental investment restrictions for the Acquired Fund, (2) the current fundamental investment restrictions for the Acquiring Fund and (3) and the proposed changes to the fundamental investment restrictions that will be voted on by shareholders of the Funds, but in a separate proxy statement. Identical proposed fundamental investment restrictions are being voted on by shareholders of the Acquiring Fund so that if (1) shareholders of the Acquired Fund approve the Reorganization and (2) shareholders of the Acquiring Fund approve their proposed fundamental investment restrictions, shareholders of the Acquired Fund will become shareholders of a Fund with the same fundamental investment restrictions as are being proposed for their Fund. Following the table is an explanation of certain differences between (1) the Acquired Fund’s current fundamental investment restrictions and the proposed fundamental investment restrictions and (2) the Acquired Fund’s and the Acquiring Fund’s fundamental investment restrictions should shareholders of the Funds not approve the proposed changes to such restrictions.

Subject	Legg Mason Partners Variable Capital and Income Portfolio (Acquired Fund) Current Restrictions	Legg Mason Partners Variable Multi-Discipline Portfolio—Balanced All Cap Growth and Value Portfolio (Acquiring Fund) Current Restrictions

Legg Mason Partners Variable Multiple
Discipline Portfolio—Balanced All Cap Growth
and Value (Acquiring Fund) and Legg Mason
Partners Variable Capital and Income Portfolio
(Acquired Fund) Proposed Restrictions

	The Fund may not:	The Fund may not:	The Fund may not:

Diversification:	Invest in a manner that would cause it to fail to be a “diversified company” under the 1940 Act and the rules, regulations and orders thereunder.	No restriction.	No restriction.

Borrowing:	Borrow money, except that the Fund (a) may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques (to the extent that the Fund engages in transactions described in (a) and (b), it will be limited so that no more than 1/3 of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed), is derived from such transactions.	Borrow money in excess of that permitted under the 1940 Act. Specifically, (a) the Fund may borrow from banks to leverage its assets or to meet redemption requests which might otherwise require the untimely disposition of securities, and (b) the Fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the Fund will be limited so that no more than 1/3 of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) is derived from such transactions.	Borrow money except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

Underwriting:	Engage in the business of underwriting securities issued by other persons, except to the extent that the Fund may technically be deemed to be an underwriter under the 1933 Act, in disposing of portfolio securities.	Engage in the business of underwriting securities issued by other persons, except to the extent that the Fund may technically be deemed to be an underwriter under the 1933 Act in disposing of portfolio securities.	Engage in the business of underwriting the securities of other issuers except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

Subject	Legg Mason Partners Variable Capital and Income Portfolio (Acquired Fund) Current Restrictions	Legg Mason Partners Variable Multi-Discipline Portfolio—Balanced All Cap Growth and Value Portfolio (Acquiring Fund) Current Restrictions

Legg Mason Partners Variable Multiple
Discipline Portfolio—Balanced All Cap Growth
and Value (Acquiring Fund) and Legg Mason
Partners Variable Capital and Income Portfolio
(Acquired Fund) Proposed Restrictions

Lending:	Make loans. This restriction does not apply to: (a) the purchase of debt obligations in which the Fund may invest consistent with its investment objectives and policies, (b) repurchase agreements, and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.	Make loans. This restriction does not apply to: (a) the purchase of debt obligations in which the Fund may invest consistent with its investment objectives and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.	Lend money or other assets to the extent permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

Senior Securities:	Issue “senior securities” as defined in the 1940 Act and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.	Issue “senior securities” as defined under the 1940 Act, except as permitted thereunder.	Issue senior securities except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

Real Estate:	Purchase or sell real estate or real estate mortgages, but this restriction shall not prevent the Fund from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein, (b) holding or selling real estate received in connection with securities it holds or held, (c) investing in real estate investment trust securities.	Purchase or sell real estate or real estate mortgages, but this restriction shall not prevent the Fund from (a) investing in securities of issuers engaged in the real estate business or business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held or; (c) investing in real estate investment trust securities.	Purchase or sell real estate except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

Subject	Legg Mason Partners Variable Capital and Income Portfolio (Acquired Fund) Current Restrictions	Legg Mason Partners Variable Multi-Discipline Portfolio—Balanced All Cap Growth and Value Portfolio (Acquiring Fund) Current Restrictions

Legg Mason Partners Variable Multiple
Discipline Portfolio—Balanced All Cap Growth
and Value (Acquiring Fund) and Legg Mason
Partners Variable Capital and Income Portfolio
(Acquired Fund) Proposed Restrictions

Commodities:	Purchase or sell commodities or commodity contracts, but this restriction shall not prevent the Fund from trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the Fund’s investment objective and policies).	Purchase commodities or commodity contracts, but this restriction shall not prevent the Fund from trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the Fund’s investment objective and policies).	Purchase or sell commodities or contracts related to commodities to the extent permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

Concentration:	Invest more than 25% of its total assets in securities, the issuers of which conduct their principal business activities in the same industry (for purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry).	Purchase any securities which would cause 25% or more of the value of the Fund’s total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that there shall be no limit on the purchase of U.S. government securities.	Except as permitted by exemptive or other relief or permission from the SEC, SEC staff or other authority with appropriate jurisdiction, make any investment if, as a result, the Fund’s investments will be concentrated in any one industry.

Comparison between the Acquired Fund’s Current and Proposed Fundamental Investment Restrictions

The actual investment practices of the Acquired Fund would not be expected to change as a result of the revised policies. However, these practices could change in the future and for various reasons (for instance, a change in the 1940 Act could result in an investment practice that would not be permitted under the current investment restrictions to be permitted under the proposed investment restrictions).

The primary differences between the Acquired Fund’s current and proposed fundamental investment restrictions are as follows:

•	The Acquired Fund’s current restriction on borrowing permits the Acquired Fund to borrow only for temporary or emergency purposes. The proposed restriction would allow the Acquired Fund to borrow under other circumstances as permissible under the 1940 Act or pursuant to specific SEC guidance.

•	The proposal would result in the elimination of the fundamental policy requiring the Acquired Fund to operate as a “diversified” company under the 1940 Act. However, this difference has no practical effect because under the 1940 Act a shareholder vote is required to change a fund’s status from diversified to non-diversified.

Comparison between the Acquired Fund’s and Acquiring Fund’s Current Fundamental Investment Restrictions

The primary differences between the Acquired Fund’s and Acquiring Fund’s fundamental investment restrictions are as follows:

•	The Acquired Fund’s current restriction on borrowing permits the Fund to borrow only for temporary or emergency purposes, such as to meet redemption requests. The Acquiring Fund is permitted to borrow to leverage assets or to meet redemption requests.

•	The Acquired Fund has a fundamental policy requiring that it be “diversified,” while the Acquiring Fund has no such provision. However, this difference has no practical effect because under the 1940 Act a shareholder vote is required to change a fund’s status from diversified to non-diversified.

Legg Mason Partners Variable Multiple Discipline Portfolio—Balanced All Cap Growth and Value (Acquiring Fund) and Legg Mason Partners Variable Total Return Portfolio (Acquired Fund)

The Board of Legg Mason Partners Variable Multiple Discipline Portfolio—Balanced All Cap Growth and Value recently approved a change in the Fund’s investment objective and investment strategy and in its name to Legg Mason Partners Variable Capital and Income Portfolio. These changes will only go into effect if the proposed changes to the Fund’s investment objective are approved by shareholders of Legg Mason Partners Variable Multiple Discipline Portfolio—Balanced All Cap Growth and Value at a meeting to be held on [date], 2006.

Should the proposed change in investment objective be approved by shareholders of Legg Mason Partners Variable Multiple Discipline Portfolio—Balanced All Cap Growth and Value, that Fund would implement a new investment objective and new investment strategies and they would apply to the combined fund following the reorganization. Should such change be rejected, Legg Mason Partners Variable Multiple Discipline Portfolio—Balanced All Cap Growth and Value would retain its current investment objective and investment strategies and they would apply to the combined fund following the reorganization. Both scenarios are discussed below. In either case, the combined fund would still be permitted to allocate investments between equity and fixed income in pursuing its investment objective, but would not be required to allocate investments to fixed income in the case of the proposed investment strategies for the Acquiring Fund.

Investment Objectives

The current investment objective of the Acquiring Fund is balanced between long-term growth of capital and principal preservation. The Acquiring Fund’s proposed investment objective is total return (that is, a combination of income and long-term capital appreciation). The investment objective of the Acquired Fund is to seek to obtain above-average income (compared to a portfolio entirely invested in equity securities), with a secondary objective to take advantage of opportunities to achieve growth of capital and income. The current investment objective of the Acquired Fund does not require investment in fixed income securities, but does permit allocation of investments between equity and fixed income where consistent with seeking above-average income. In fact, the Acquired Fund has allocated investments between equity and fixed income in pursuing its investment objectives.

Principal Investment Strategies

Proposed Investment Policies and Strategies of Acquiring Fund

As noted above, the Acquiring Fund’s shareholders will vote on a new investment objective. Under this proposed new investment objective, and the new investment strategies that would be adopted following the approval of the change in the investment objective, the Acquiring Fund would invest in equity and fixed income securities of both U.S. and foreign issuers. It would seek to generate income and appreciation by allocating Fund assets to income and non-income producing equity and equity related securities, including common stocks, real estate investment trusts and convertible securities. To generate income and enhance exposure to the equity markets, the Fund would purchase investment grade and high yield fixed income securities or unrated securities of equivalent quality along with options on securities indices. Fixed income securities may be of any maturity.

By investing in a combination of equity and fixed income securities, the Acquiring Fund would seek to produce a pattern of total return that moves with the S&P 500 Index, while generating high income. The Acquiring Fund could also use options, futures and options on futures to increase exposure to part or all of the market or to hedge against adverse changes in the market value of its securities. It could invest in foreign securities.

The manager of the Acquiring Fund under the Proposed Strategy would employ fundamental research and due diligence to assess a company’s:

•	Growth potential, stock price, potential appreciation and valuation;

•	Credit quality, taking into account financial condition and profitability;

•	Future capital needs;

•	Potential for change in bond rating and industry outlook; and

•	Competitive environment and management ability.

Current Investment Policies and Strategies of Acquiring Fund

The Acquiring Fund is made up of an All Cap Growth segment, an All Cap Value segment and a Fixed Income segment —Government Securities Management. The Acquiring Fund invests in a mix of equity securities within all market capitalization ranges and fixed income securities in the short to intermediate average maturity ranges to help reduce market volatility.

The All Cap Growth segment seeks to combine the long-term growth potential of small- to medium-size company stocks with the relative stability of large company growth stocks believed by the segment’s managers to be of high quality. The All Cap Value segment seeks to structure a high-quality portfolio by investing in large-, medium- and small-company stocks whose market prices, in the opinion of the segment’s managers, are attractive in relation to their business fundamentals. The Fixed Income segment—Government Securities Management seeks to invest in short-term to intermediate-term U.S. Treasury bills, notes, bonds and U.S. government agency securities—with an average maturity of approximately 2.5 to 7 years—using active portfolio management. This segment seeks to provide total return that exceeds returns over a market cycle from certificates of deposit, money market funds, or passively buying and holding government securities until maturity.

The Acquiring Fund’s strategy is to combine the efforts of three segment co-managers and to invest in the stock or government securities selections considered most attractive in the opinion of each segment’s managers. The target allocations are 35% to each of the All Cap Growth and All Cap Value segments and 30% to the Fixed Income—Government Securities Management segment. The Acquiring Fund is coordinated by portfolio managers who purchase and sell securities for the portfolio on the basis of recommendations received from each segment’s managers. The coordinating portfolio managers identify and analyze duplicate positions that may occur if different segment managers direct the purchase of the same security for their respective segments, and determine whether the size of each position is appropriate for the Acquiring Fund.

In order to maintain approximately the target allocations of the Acquiring Fund’s assets among the three segment co-managers, the coordinating portfolio managers will:

•	Divide all daily cash inflows (purchases and reinvested distributions) and outflows (redemptions and expense items) among the three segment managers, as appropriate; and

•	Rebalance the allocation of segments in the Fund’s assets promptly to the extent the percentage of the Fund’s assets invested in any of All Cap Growth, All Cap Value or Fixed Income—Government Securities Management segment’s securities diverges from the target allocation, except that the portfolio will maintain a minimum of 25% of its net assets in the Fixed Income Segment—Government Securities Management.

Upon consultation with the segment managers, the coordinating managers may also (but are not required to) make adjustments if one or more segments becomes over- or under- weighted as a result of market appreciation or depreciation. Such adjustments will be made at the discretion of the coordinating portfolio managers and the segment managers. As a result of the possibility of allocation adjustments, the performance of the Acquiring Fund may differ from the performance of each segment if it had been maintained as a separate portfolio.

As a consequence of their efforts to maintain assets at targeted percentages, the coordinating portfolio managers will allocate assets and rebalance when necessary by (1) allocating cash inflow to portfolio segments that are below their targeted percentages, or (2) selling securities in the portfolio segments that exceed their targeted percentages with proceeds being reallocated to the portfolio segments that are below their targeted percentages. Reallocations may result in early recognition of taxable gains and in additional transaction costs to the extent the sales of securities as part of these reallocations result in higher portfolio turnover. In addition, if one segment manager buys a security during a time frame when another segment manager sells it, the net position of the Acquiring Fund in the security may be approximately the same as it would have been with a single segment manager and no such sale and purchase. The coordinating portfolio managers will consider these costs in determining the allocation and reallocation of assets. Where possible, in these instances, the coordinating portfolio managers will seek to avoid transaction costs.

All Cap Growth Segment

The All Cap Growth segment managers seek to identify the stocks of companies of all capitalizations that exhibit superior balance sheets, exceptional management, and long-term consistent operating histories. The managers also consider stocks of companies that they believe have rapid earnings growth potential, unrecognized values and industry leadership, and favor management teams that have a significant ownership stake in a company.

All Cap Value Segment

The All Cap Value segment managers apply a selection process that is based on fundamental security analysis and stresses a long-term value orientation. The managers seek to invest in companies whose stock prices, in their opinion, are undervalued relative to the long-term business fundamentals of the company. The managers favor companies that generally have strong balance sheets and that, in their opinion, have stock prices that do not accurately reflect cash flows, tangible assets or management skills. Cyclical stocks and companies currently out of favor with analysts and investors are also emphasized. The segment managers emphasize industry sectors perceived to be undervalued relative to the broad market.

The segment managers monitor portfolio holdings on both a technical and fundamental basis. The managers also track the buying and selling patterns by company insiders in company stock.

Fixed Income Segment—Government Securities Management

The segment managers focus on short-term to intermediate-term U.S. Treasury bills, notes and bonds and U.S. government agency securities, with an average maturity of approximately 2.5 to 7 years. The segment is managed based on analysis of specific fundamental factors. The segment managers are responsible for monitoring daily market activity in an attempt to provide incremental return exceeding that expected under certain buy and hold and random trading strategies. As a general procedure, the segment managers determine the average maturity position according to the following guidelines:

Market Conditions	Portfolio Position	Average Maturity for the Segment
Rising interest rates	Defensive	2.5 years
Conditions unclear	Neutral	4.0 years
Falling interest rates	Positive	7.0 years

In selecting securities and assembling the segment, the segment managers screen for greatest relative value and structure the segment to maximize total return and reduce risk.

In addition, the Acquiring Fund may invest in derivatives.

Investment Policies and Strategies of Acquired Fund

The Acquired Fund invests in a broad range of equity and fixed income securities of both U.S. and foreign issuers. The Fund varies its allocations between equity and fixed income securities depending on the manager’s view of economic and market conditions, fiscal and monetary policy and security values. However, under normal market conditions at least 40% of the Fund’s assets are allocated to equity securities. The Fund may invest up to 20% of its assets in securities of foreign issuers. The Fund’s investments in fixed income securities are primarily investment grade, but the Fund may invest up to 20% of its assets in nonconvertible fixed income securities rated below investment grade by a recognized rating agency, or in unrated securities of equivalent quality as determined by the manager. The Fund’s investments in fixed income securities may be of any maturity.

In selecting stocks for investment, the Acquired Fund’s manager applies a bottom-up analysis, focusing on companies with:

•	Large market capitalizations;

•	Favorable dividend yields and price to earnings ratios;

•	Stocks that are less volatile than the market as a whole;

•	Strong balance sheets; and

•	A catalyst for appreciation and restructuring potential, product innovation or new development.

The Acquired Fund’s manager considers both macroeconomic and issuer specific factors in selecting debt securities for its portfolio. In assessing the appropriate maturity, rating and sector weighting of the Fund’s portfolio, the manager considers a variety of macroeconomic factors that are expected to influence economic activity and interest rates. These factors include fundamental economic indicators, Federal Reserve monetary policy and the relative value of the U.S. dollar compared to other currencies. Once the manager determines the preferable portfolio characteristics, the manager selects individual securities based upon the terms of the securities (such as yields compared to U.S. Treasuries or comparable issues), liquidity and rating, sector and issuer diversification. The manager also employs fundamental research and due diligence to assess an issuer’s:

•	Credit quality taking into account financial condition and profitability;

•	Future capital needs;

•	Potential for change in rating and industry outlook; and

•	Competitive environment and management ability.

In addition, the Acquired Fund may invest in mortgage-backed and asset-backed securities and mortgage dollar roll transactions to earn income.

Differences between Acquired Fund and Acquiring Fund with New Policies and Strategies

The main differences between the Funds’ principal investment strategies occur in the following respects:

•	Though both funds allocate investments between equity and fixed income, the Acquired Fund requires that under normal market conditions at least 40% of its assets be allocated to equity securities while the proposed strategy of the Acquiring Fund has no stated target.

•	Though both funds allow for investment in foreign securities, the Acquired Fund places a 20% limit on allocations to foreign securities while the proposed strategy of the Acquiring Fund has no such limitation.

•	Though both funds allow for investment in junk bonds, the Acquired Fund places a 20% limit on allocations to junk bonds while the proposed strategy of the Acquiring Fund has no such limitation.

Differences between Acquired Fund and Acquiring Fund with Current Policies and Strategies

The main differences between the Funds’ principal investment strategies occur in the following respects:

•	Although both Funds allocate investments between equity and fixed income, the Acquiring Fund’s target allocation is 70% equity and 30% fixed income, while the Acquired Fund invests at least 40% in equity. The Acquiring Fund will maintain a minimum of 25% of its net assets in the Fixed Income Segment—Government Securities Management.

•	The Acquiring Fund’s fixed income investments focus on short- to intermediate-average maturity, while the Acquired Fund may invest in securities of any maturity. The Acquired Fund can also invest up to 20% of its assets in foreign issuers and up to 20% in non-convertible fixed income securities rated below investment grade.

•	The Acquiring Fund’s fixed income investments are in U.S. government securities, while those of the Acquired Fund are in a broad range of fixed income securities of U.S. and foreign issuers.

Risk Factors

Acquired Fund and Acquiring Fund with New Strategies

•	U.S. stock markets decline, or perform poorly relative to other types of investments.

•	An adverse event, such as an unfavorable earnings report, negatively affects the stock price of a company in which the Fund invests.

•	Interest rates increase, causing the prices of fixed income securities to decline, which would reduce the value of the Fund’s fixed income portfolio.

•	The issuer of a debt security owned by the fund defaults on its obligation to pay principal or interest or has its credit rating downgraded.

•	The manager’s judgment about interest rates or the attractiveness, value or income potential of a particular security proves incorrect.

•	The issuer of a debt security owned by the Fund defaults on its obligation to pay principal or interest or has its credit rating downgraded.

•	During periods of declining interest rates, the issuer of a security may exercise its option to prepay earlier than scheduled, forcing the Fund to reinvest in lower yielding securities. This is known as call or prepayment risk.

•	During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This market effect may lock in a below market interest rate, increase the security’s duration and reduce the value of the security. This market effect is known as extension risk.

•	The issuers of lower quality bonds may be highly leveraged and have difficulty servicing their debt, especially during prolonged economic recessions or periods of rising interest rates. The prices of lower quality securities are volatile and may go down due to market perceptions of deteriorating issuer creditworthiness or economic conditions. Lower quality securities may become illiquid and hard to value in down markets.

•	Securities rated below investment grade are considered speculative and, compared to investment grade securities, tend to have more volatile prices and:

•	Increased price sensitivity to changing interest rates and to adverse economic and business developments;

•	Greater risk of loss due to default or declining credit quality;

•	Greater likelihood that adverse economic or company specific events will make the issuer unable to make interest and/or principal payments; and

•	Greater susceptibility to negative market sentiments leading to depressed prices and a decrease of liquidity.

•	Investing in foreign issuers, including emerging market issuers, may involve additional risks compared to investing in the securities of U.S. issuers. Some of these risks do not apply to larger more developed countries. These risks are more pronounced to the extent the Fund invests in issuers in countries with emerging markets or if the fund invests significantly in one country. These risks may include:

•	Less information about non-U.S. issuers or markets may be available due to less rigorous disclosure and accounting standards or regulatory practices;

•	Many non-U.S. markets are smaller, less liquid and more volatile than U.S. markets. In a changing market, the manager may not be able to sell the Fund’s portfolio securities in amounts and at prices the manager considers reasonable or the Fund may have difficulty determining the fair value of its securities;

•	The U.S. dollar may appreciate against non-U.S. currencies or a foreign government may impose restrictions on currency conversion or trading;

•	The economies of non-U.S. countries may grow at a slower rate than expected or may experience a downturn or recession; and

•	Economic, political and social developments may adversely affect non-U.S. securities markets.

•	Certain debt instruments may only pay principal at maturity or may only represent the right to receive payments of principal or payments of interest, but not both, on underlying pools of mortgages or government securities. The value of these types of instruments may change more drastically than debt securities that pay both principal and interest during periods of changing interest rates. Interest-only and principal-only mortgage-backed securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the prepayment assumptions about those investments and income flows the Fund receives from them. For mortgage derivatives and structured securities that have imbedded leverage features, small changes in interest or prepayment rates may cause large and sudden price movements. Mortgage derivatives can also become illiquid and hard to value in declining markets.

•	With mortgage dollar role transactions the Fund loses the right to receive interest and principal payments on the security it sold. However, the Fund benefits from the interest earned on investing the proceeds of the sale and may receive a fee or a lower repurchase price. The benefits from these transactions depend upon the manager’s ability to forecast mortgage prepayment patterns on different mortgage pools. The Fund may lose money if, during the period between the time it agrees to the forward purchase of the mortgage securities and the settlement date, these securities decline in value due to market conditions or prepayments on the underlying mortgages.

The Acquiring Fund is subject to the following additional risk:

•	Sovereign government and supranational debt involve many of the risks described above of foreign and emerging markets investments as well as the risk of debt moratorium, repudiation or renegotiation and a Fund may be unable to enforce its rights against the issuers.

Acquired Fund and Acquiring Fund with Current Strategies

•	U.S. stock markets decline, or perform poorly relative to other types of investments.

•	An adverse event, such as an unfavorable earnings report, negatively affects the stock price of a company in which the Fund invests.

•	Large capitalization stocks fall out of favor with investors.

•	Interest rates increase, causing the prices of fixed income securities to decline, which would reduce the value of the Fund’s fixed income portfolio.

•	The manager’s judgment about interest rates or the attractiveness, value or income potential of a particular security proves incorrect.

•	Using derivatives can disproportionately increase losses and reduce opportunities for gains when market prices, currency rates or interest rates are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make the Fund less liquid and harder to value, especially in declining markets.

The Acquiring Fund is subject to the following additional risks:

•	Medium or small capitalization stocks fall out of favor with investors. An investment in the Fund may be more volatile and more susceptible to loss than an investment in a fund which invests primarily in large capitalization companies and government securities. Medium and small capitalization companies may have more limited product lines, markets and financial resources than large capitalization companies. They may have shorter operating histories and less mature businesses. The prices of medium capitalization company stocks tend to be more volatile than the prices of large capitalization company stocks. In addition, small capitalization company stocks may be less liquid than large capitalization company stocks.

•	Key economic trends become materially unfavorable, such as rising interest rates and levels of inflation or slowdown of economic growth.

The Acquired Fund is subject to the following additional risks:

•	The issuer of a debt security owned by the Fund defaults on its obligation to pay principal or interest or has its credit rating downgraded.

•	During periods of declining interest rates, the issuer of a security may exercise its option to prepay earlier than scheduled, forcing the Fund to reinvest in lower yielding securities. This is known as call or prepayment risk.

•	During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This market effect may lock in a below market interest rate, increase the security’s duration and reduce the value of the security. This market effect is known as extension risk.

•	The issuers of lower quality bonds may be highly leveraged and have difficulty servicing their debt, especially during prolonged economic recessions or periods of rising interest rates. The prices of lower quality securities are volatile and may go down due to market perceptions of deteriorating issuer creditworthiness or economic conditions. Lower quality securities may become illiquid and hard to value in down markets.

•	Securities rated below investment grade are considered speculative and, compared to investment grade securities, tend to have more volatile prices and:

•	Increased price sensitivity to changing interest rates and to adverse economic and business developments;

•	Greater risk of loss due to default or declining credit quality;

•	Greater likelihood that adverse economic or company specific events will make the issuer unable to make interest and/or principal payments; and

•	Greater susceptibility to negative market sentiments leading to depressed prices and a decrease of liquidity.

•	Investing in foreign issuers, including emerging market issuers, may involve additional risks compared to investing in the securities of U.S. issuers. Some of these risks do not apply to larger more developed countries. These risks are more pronounced to the extent the Fund invests in issuers in countries with emerging markets or if the Fund invests significantly in one country. These risks may include:

•	Less information about non-U.S. issuers or markets may be available due to less rigorous disclosure and accounting standards or regulatory practices;

•	Many non-U.S. markets are smaller, less liquid and more volatile than U.S. markets. In a changing market, the manager may not be able to sell the Fund’s portfolio securities in amounts and at prices the manager considers reasonable or the Fund may have difficulty determining the fair value of its securities;

•	The U.S. dollar may appreciate against non-U.S. currencies or a foreign government may impose restrictions on currency conversion or trading;

•	The economies of non-U.S. countries may grow at a slower rate than expected or may experience a downturn or recession; and

•	Economic, political and social developments may adversely affect non-U.S. securities markets.

•	Sovereign government and supranational debt involve many of the risks described above of foreign and emerging markets investments as well as the risk of debt moratorium, repudiation or renegotiation and a fund may be unable to enforce its rights against the issuers.

•	Certain debt instruments may only pay principal at maturity or may only represent the right to receive payments of principal or payments of interest, but not both, on underlying pools of mortgages or government securities. The value of these types of instruments may change more drastically than debt securities that pay both principal and interest during periods of changing interest rates. Interest-only and principal-only mortgage-backed securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the prepayment assumptions about those investments and income flows the Fund receives from them. For mortgage derivatives and structured securities that have imbedded leverage features, small changes in interest or prepayment rates may cause large and sudden price movements. Mortgage derivatives can also become illiquid and hard to value in declining markets.

•	With mortgage dollar role transactions the Fund loses the right to receive interest and principal payments on the security it sold. However, the Fund benefits from the interest earned on investing the proceeds of the sale and may receive a fee or a lower repurchase price. The benefits from these transactions depend upon the manager’s ability to forecast mortgage prepayment patterns on different mortgage pools. The Fund may lose money if, during the period between the time it agrees to the forward purchase of the mortgage securities and the settlement date, these securities decline in value due to market conditions or prepayments on the underlying mortgages.

Fundamental Investment Restrictions

Shareholders of the Acquired Funds and the Acquiring Funds are being asked in a separate proxy statement to approve revised fundamental investment policies for their Funds, which are set forth below. The Boards of the Funds have adopted, and recommended that shareholders approve, a uniform set of fundamental investment policies that cover certain broad topics as to which mutual funds, such as the Funds, must have policies that may be changed only with shareholder approval. In connection with this proposal, the Boards have also approved the elimination, or the reclassification as non-fundamental, of all other investment policies that are not required to be classified as fundamental, and the redesignation of the investment objectives of certain Funds as non-fundamental, which means they could be changed without shareholder approval.

Comparison between Fund Fundamental Investment Restrictions

If shareholders of a Fund approve the proposed changes to the Fund’s fundamental investment restrictions, the Fund’s current fundamental restrictions with respect to borrowing, underwriting the securities of other issuers, lending money or other assets, issuing senior securities, purchasing or selling real estate, purchasing or selling commodities or contracts related to commodities and concentrating in a particular industry will be replaced by the new policies. Management of the Funds believes that adoption of the new policies will have no material effect on the manner in which the Funds are managed.

The following table lists (1) the current fundamental investment restrictions for the Acquired Fund, (2) the current fundamental investment restrictions for the Acquiring Fund and (3) the proposed changes to the fundamental investment restrictions that will be voted on by shareholders of the Funds, but in a separate proxy statement. Identical proposed fundamental investment restrictions are being voted on by shareholders of the Acquiring Fund so that if (1) shareholders of the Acquired Fund approve the Reorganization and (2) shareholders of the Acquiring Fund approve their proposed fundamental investment restrictions, shareholders of the Acquired Fund will become shareholders of a Fund with the same fundamental investment restrictions as are being proposed for their Fund. Following the table is an explanation of the differences between (1) the Acquired Fund’s current fundamental investment restrictions and the proposed fundamental investment restrictions and (2) the Acquired Fund’s and the Acquiring Fund’s fundamental investment restrictions should shareholders of the Funds not approve the proposed changes to such restrictions.

Subject	Legg Mason Partners Variable Total Return Portfolio (Acquired Fund) Current Restrictions	Legg Mason Partners Variable Multiple Discipline Portfolio—Balanced All Cap Growth and Value (Acquiring Fund) Current Restrictions

Legg Mason Partners Variable Multiple

Discipline Portfolio—Balanced All Cap

Growth and Value (Acquiring Fund) and Legg
Mason Partners Variable Total Return Portfolio
(Acquired Fund) Proposed Restrictions

Diversification:	The Fund may not purchase securities of any issuer if the purchase would cause more than 5% of the value of its total assets to be invested in the securities of any one issuer (excluding securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and bank obligations) or cause more than 10% of the voting securities of the issuer to be held by the Fund, except that up to 25% of the value of the Fund’s total assets may be invested without regard to this restriction and provided that the Fund may invest all or substantially all of its assets in another registered investment company having substantially the same investment objective(s) and policies and substantially the same investment restrictions as those with respect to the Fund.	No restriction.	No restriction.

Borrowing:	The Fund may not borrow money (including entering into reverse repurchase agreements), except for temporary or emergency purposes and then not in excess of 10% of the value of the total assets of the Fund at the time the borrowing is made, except that for the purpose of this restriction, short-term credits necessary for settlement of securities transactions are not considered borrowings (the Fund will not purchase additional securities at any time its borrowings exceed 5% of total assets,	Borrow money in excess of that permitted under the 1940 Act. Specifically, (a) the Fund may borrow from banks to leverage its assets or to meet redemption requests which might otherwise require the untimely disposition of securities, and (b) the Fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described	The Fund may not borrow money except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

Subject	Legg Mason Partners Variable Total Return Portfolio (Acquired Fund) Current Restrictions	Legg Mason Partners Variable Multiple Discipline Portfolio—Balanced All Cap Growth and Value (Acquiring Fund) Current Restrictions

Legg Mason Partners Variable Multiple

Discipline Portfolio—Balanced All Cap

Growth and Value (Acquiring Fund) and Legg
Mason Partners Variable Total Return Portfolio
(Acquired Fund) Proposed Restrictions

	provided, however, that the Fund may increase its interest in another registered investment company having substantially the same investment objective(s) and policies and substantially the same investment restrictions as those with respect to the Fund while such borrowings are outstanding.	in (a) and (b), the Fund will be limited so that no more than 1/3 of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) is derived from such transactions.

Underwriting:	The Fund may not underwrite securities of other issuers, except to the extent that the purchase of investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Fund’s investment program may be deemed to be an underwriting.	Engage in the business of underwriting securities issued by other persons, except to the extent that the Fund may technically be deemed to be an underwriter under the 1933 Act in disposing of portfolio securities.	The Fund may not engage in the business of underwriting the securities of other issuers except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

Lending:	The Fund may not make loans, except that (a) the Fund may purchase and hold debt securities in accordance with its investment objective(s) and policies, (b) the Fund may enter into repurchase agreements with respect to portfolio securities, (c) the Fund may lend portfolio securities with a value not in excess of 1/3 of the value of its total assets, provided that collateral arrangements with respect to options, forward currency and futures transactions will not be deemed to involve loans of securities, and (d) delays in the settlement of securities transactions will not be considered loans.	Make loans. This restriction does not apply to: (a) the purchase of debt obligations in which the Fund may invest consistent with its investment objectives and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.	The Fund may lend money or other assets to the extent permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

Subject	Legg Mason Partners Variable Total Return Portfolio (Acquired Fund) Current Restrictions	Legg Mason Partners Variable Multiple Discipline Portfolio—Balanced All Cap Growth and Value (Acquiring Fund) Current Restrictions

Legg Mason Partners Variable Multiple

Discipline Portfolio—Balanced All Cap

Growth and Value (Acquiring Fund) and Legg
Mason Partners Variable Total Return Portfolio
(Acquired Fund) Proposed Restrictions

Senior Securities:	The Fund may not issue any senior security except as permitted by the 1940 Act.	Issue “senior securities” as defined under the 1940 Act, except as permitted thereunder.	The Fund may not issue senior securities except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

Real Estate:	The Fund may not purchase or sell real estate, although the Fund may purchase and sell securities of companies which deal in real estate, may purchase and sell securities which are secured by interests in real estate and may invest in mortgages and mortgage-backed securities.	Purchase or sell real estate or real estate mortgages, but this restriction shall not prevent the Fund from (a) investing in securities of issuers engaged in the real estate business or business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; or (c) investing in real estate investment trust securities.	The Fund may not purchase or sell real estate except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

Commodities:	The Fund may not purchase or sell commodities or commodity contracts, except that the Fund may engage in derivative transactions to the extent permitted by its investment policies as stated in its Prospectus and SAI.	Purchase or sell commodities or commodity contracts, but this restriction shall not prevent the Fund from trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the Fund’s investment objective and policies).	The Fund may purchase or sell commodities or contracts related to commodities to the extent permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

Subject	Legg Mason Partners Variable Total Return Portfolio (Acquired Fund) Current Restrictions	Legg Mason Partners Variable Multiple Discipline Portfolio—Balanced All Cap Growth and Value (Acquiring Fund) Current Restrictions

Legg Mason Partners Variable Multiple

Discipline Portfolio—Balanced All Cap

Growth and Value (Acquiring Fund) and Legg
Mason Partners Variable Total Return Portfolio
(Acquired Fund) Proposed Restrictions

Concentration:	The Fund may not invest more than 25% of the total assets of the Fund in the securities of issuers having their principal activities in any particular industry, except for obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities or by any state, territory or any possession of the United States or any of their authorities, agencies, instrumentalities or political subdivisions, or with respect to repurchase agreements collateralized by any of such obligations (for purposes of this restriction, supranational issuers will be considered to comprise an industry as will each foreign government that issues securities purchased by the Fund), provided, however, that the Fund may invest all or substantially all of its assets in another registered investment company having substantially the same investment objective(s) and policies and substantially the same investment restrictions as those with respect to the Fund. For purposes of this restriction both the borrower under a loan and the lender selling a participation will be considered an “issuer.”	Purchase any securities which would cause 25% or more of the value of the Fund’s total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that there shall be no limit on the purchase of U.S. government securities. For purposes of this restriction both the borrower under a loan and the lender selling a participation will be considered an “issuer.”	Except as permitted by exemptive or other relief or permission from the SEC, SEC staff or other authority with appropriate jurisdiction, the Fund may not make any investment if, as a result, the Fund’s investments will be concentrated in any one industry.

Other:	Purchase the securities of other investment companies except as permitted under the 1940 Act or in connection with a merger, consolidation, acquisition or reorganization.	No restriction.	No restriction.

Comparison between the Acquired Fund’s Current and Proposed Fundamental Investment Restrictions

The actual investment practices of the Acquired Fund would not be expected to change as a result of the revised policies. However, these practices could change in the future and for various reasons (for instance, a change in the 1940 Act could result in an investment practice that would not be permitted under the current investment restrictions to be permitted under the proposed investment restrictions).

The primary differences between the Acquired Fund’s current and proposed fundamental investment restrictions are as follows:

•	The Acquired Fund’s current restriction on borrowing permits the Fund to borrow only for temporary or emergency purposes and then not in excess of 10% of its total assets. In addition, the Acquired Fund may not purchase any securities at any time at which borrowings exceed 5% of the total assets of the Acquired Fund. The proposed restriction would allow the Acquired Fund to borrow under other circumstances and in an amount (currently up to 33 1/3% of the Acquired Fund’s total assets) as permissible under the 1940 Act or pursuant to specific SEC guidance. The Acquired Fund would also not be restricted from purchasing securities at any time at which borrowings exceed 5% of the total assets of the Acquired Fund.

•	The Acquired Fund’s fundamental policy requiring it to operate as a “diversified” company under the 1940 Act would be eliminated. However, this difference has no practical effect because under the 1940 Act a shareholder vote is required to change a fund’s status from diversified to non-diversified.

Comparison between the Acquired Fund’s and Acquiring Fund’s Current Fundamental Investment Restrictions

The primary differences between the Acquired Fund’s and Acquiring Fund’s fundamental investment restrictions are as follows:

•	The Acquired Fund’s current restriction on borrowing permits the Fund to borrow only for temporary or emergency purposes (including to meet redemption requests) and then not in excess of 10% of its total assets. The Acquiring Fund is permitted to borrow to meet redemption requests and to leverage its assets in an amount up to 33 1/3% of the Fund’s total assets. In addition, the Acquired Fund may not purchase any securities at any time at which borrowings exceed 5% of the total assets of the Fund, while the Acquiring Fund is not so restricted.

•	The Acquired Fund has a fundamental policy requiring that it be “diversified,” while the Acquiring Fund has no such provision.

INFORMATION ABOUT THE PROPOSED REORGANIZATIONS

The Reorganization Agreements

The following summary of each Reorganization Agreement is qualified in its entirety by reference to the form of Reorganization Agreement attached as Appendix B to this Proxy Statement/Prospectus. Each Reorganization Agreement provides for (1) the transfer of all of the assets and the assumption of all of the liabilities of the applicable Acquired Fund in exchange for shares of the corresponding Acquiring Fund, having an aggregate net asset value equal to the aggregate net asset value of the shares of the Acquired Fund, (2) the distribution of shares of the Acquiring Fund to the shareholders of the Acquired Fund and (3) the subsequent redemption of Acquired Fund shares and the termination of the Acquired Fund. Subject to the satisfaction of the conditions described below, the Reorganizations are scheduled to occur as of the close of business on [                        ], or on such later date as the parties may agree (“Closing Date”). The net asset value of each Acquired Fund shall be computed using the valuation procedures established by the Acquired Fund’s Board. The net asset value per share of each class of the Acquiring Fund shall be determined using the valuation procedures established by the Acquiring Fund’s Board. The number of shares of each class (or single class where there are no designated share classes) of the Acquiring Fund to be issued in exchange for the Acquired Fund’s assets shall be determined with respect to each such class (or single class) by dividing the net asset value of each class (or single class) of the Acquired Fund by the net asset value per share of the corresponding class (or single class) of the Acquiring Fund. Each Acquired Fund’s Board will adopt the valuation procedures of the corresponding Acquiring Fund’s Board before the Reorganizations.

The number of full and fractional shares of the corresponding Acquiring Fund to be received by each Acquired Fund shareholder in the Reorganization will be equal in aggregate net asset value to the aggregate net asset value of the shares of the Acquired Fund held by such shareholder as of the close of regularly scheduled trading on the New York Stock Exchange (“NYSE”) on the Closing Date or such later time as the Acquired Fund’s net asset value is calculated. As promptly as practicable after the Closing Date, each Acquired Fund will liquidate and distribute pro rata to its shareholders of record, as of the close of regularly scheduled trading on the NYSE on the Closing Date, the shares of the corresponding Acquiring Fund received by the Acquired Fund in the Reorganization. The distribution of Acquiring Fund shares with respect to each class (if applicable) of each Acquired Fund’s shares will be accomplished by the transfer of the corresponding Acquiring Fund shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund’s shareholders.

With respect to Funds with share classes, the aggregate net asset value of Class I and Class II shares to be credited to Class I and Class II Acquired Fund shareholders (where such classes exist), respectively, will, with respect to each class, be equal to the aggregate net asset value of the shares of the Acquired Funds of the corresponding class owned by Acquired Fund shareholders on the Closing Date, with the following exceptions:

•	Shareholders of Class I and Class II shares of Legg Mason Partners Variable All Cap Portfolio will receive the single share class of Legg Mason Partners Variable Fundamental Value Portfolio;

•	Shareholders of Class I of Legg Mason Partners Variable Growth and Income Portfolio (B) will receive shares of the single class of Legg Mason Partners Variable Appreciation Portfolio; and

•	The single share class of Legg Mason Partners Variable Large Cap Value Portfolio, Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio and Legg Mason Partners Variable Capital and Income Portfolio will receive shares of Class I of Legg Mason Partners Variable Investors Portfolio, Legg Mason Partners Variable Small Cap Growth Portfolio and Legg Mason Partners Variable Multiple Discipline Portfolio – Balanced All Cap Growth and Value, respectively.

All issued and outstanding shares of the Acquired Funds will simultaneously be redeemed and cancelled and voided on the books of the Acquired Funds after the Closing Date. The Acquiring Funds will not issue certificates representing the shares issued in connection with such Reorganization.

After such distribution and redemption, each Acquired Fund will take any necessary steps under Maryland law or Massachusetts law, as applicable, its respective declaration of trust and any other applicable law to effect its termination.

The Board of each Fund has determined with respect to its Fund that the interests of the Fund’s shareholders will not be diluted as a result of the Reorganization and that participation in the Reorganization is in the best interests of its Fund. In making these determinations, the Board of each Fund took into account that management has agreed to pay all the printing, proxy solicitation, mailing and postage costs of each Reorganization, 75% of the costs attributable to the other proxy materials being sent to shareholders of all the Legg Mason Partners Funds, the Salomon Brothers Funds and CitiFunds (the “Legacy CAM Funds”) and 50% of the additional out-of-pocket costs, such as legal fees, expenses relating to the preparation and filing of various regulatory documents, expenses of preparing and distributing prospectus and SAI supplements, and auditor fees. The transaction costs associated with repositioning the Funds’ portfolios in connection with the Reorganization will be borne by the Funds, as is consistent with industry practice.

Each Reorganization Agreement may be terminated and the Reorganization abandoned at any time prior to the Closing Date, if circumstances should develop that, in the opinion of either Fund’s Board, make proceeding with that Reorganization inadvisable. Each Reorganization Agreement provides that the Acquired Fund and the corresponding Acquiring Fund may waive compliance with any of the covenants or conditions made therein for the benefit of either Fund, other than the requirements that: (a) a Reorganization Agreement be approved by shareholders of the Acquired Fund; and (b) the Funds receive the legal opinion of Dechert LLP that the transaction contemplated by a Reorganization Agreement will constitute a tax-free reorganization for Federal income tax purposes.

Approval of each Reorganization Agreement will require the affirmative vote of a majority of the outstanding voting securities of the Acquired Fund as defined in the 1940 Act, with all classes voting together as a single class. See “Voting Information” below.

Description of the Acquiring Funds’ Shares

Acquired Fund shareholders of record as of the Closing Date will receive full and fractional shares of the corresponding Acquiring Fund in accordance with the procedures provided for in the applicable Reorganization Agreement, as described above. Each such share will be fully paid and non-assessable when issued and will have no pre-emptive or conversion rights as more fully described in “Purchases, Redemptions and Exchanges of Fund Shares – Other Shareholder Information” attached as Appendix C to this Proxy Statement/Prospectus. The Acquiring Funds will not issue share certificates.

Reasons for the Reorganizations and Board Considerations

The Reorganizations are among a series of initiatives that the Boards of the respective Acquired Funds approved following the December 2005 acquisition by Legg Mason, Inc. (“Legg Mason”) of Citigroup Asset Management (“CAM”), which included the Funds’ investment managers. The Reorganizations are part of a broad set of initiatives, including a comprehensive review of Legg Mason’s various products, undertaken by Legg Mason with the goal of integrating and streamlining the Legacy CAM Funds.

At meetings held in June and July 2006, each Board approved a series of initiatives that are designed to: (1) integrate the operations of the Legacy CAM Funds; (2) streamline the operations and product offerings of the Legacy CAM Funds; (3) take advantage of potential economies of scale; and (4) leverage Legg Mason’s broad investment management capabilities and expertise by appointing, for a limited number of Legacy CAM Funds, new portfolio managers from different Legg Mason advisory subsidiaries whose core competency, in the opinion of Legg Mason, is better suited to manage those Legacy CAM Funds. The integration of the Legacy CAM Funds will include, among other things: (1) eliminating overlapping or duplicative funds; (2) reducing the number of registrants and changing the form of organization of all the Funds such that all Funds within the same complex are organized within a single jurisdiction and have a single form of declaration of trust; (3) electing Boards so that each Board oversees Funds generally of a single asset class or form of investment company; (4) proposing a standardized set of fundamental investment policies for the Funds; (5) changing investment strategies of certain Acquiring Funds; (6) rationalizing share classes; and (7) approving a new manager/sub-adviser structure.

These initiatives, certain of which require additional shareholder approvals, are being implemented over a period of time. If approved by shareholders, the proposed Reorganizations and “shell” reorganizations, as discussed below, are expected to close in [                    ]. Other proposed changes to portfolio investment strategies and share classes are expected to be effectuated during the first quarter of 2007.

The proposed Reorganizations were presented to the Boards for consideration at Board meetings held in June and July 2006, with supporting information prepared by Legg Mason and Lipper Inc., an independent provider of investment company data, and were approved at those meetings. Each Acquired Fund Board, including all of its Independent Board Members, following discussion of the advantages and any disadvantages to each Acquired Fund under its supervision, determined, that: (1) the proposed Reorganization would be in the best interests of such Fund; and (2) the proposed Reorganization would not result in the dilution of the interests of such Fund or its shareholders.

In approving the Reorganizations of the Funds under their supervision, the Boards, based on information provided by Legg Mason and Lipper and presentations made at the June and July meetings, considered a number of factors, including the following:

•	the benefits to the Funds and Legg Mason that are expected to be derived from the integration of the Funds, as described below;

•	the objective of management to eliminate comparable or duplicative product offerings among the Legacy CAM Funds as part of the overall integration initiatives to reduce the potential for investor confusion;

•	the compatibility of the investment objectives, strategies, policies, and risks of the Acquired Funds in the Reorganizations with those of the Acquiring Funds;

•	the portfolio managers of the Acquiring Funds as compared to those of the Acquired Funds;

•	greater marketing and distribution focus on a smaller number of funds, which may promote asset growth over time;

•	the relative size of the Acquiring Funds and the Acquired Funds;

•	the expense ratios of the Funds and information as to specific fees and expenses of each Acquiring Fund and each Acquired Fund, including management’s commitments to contractually maintain the net expense level for certain Acquired Funds as low as the net expense level currently in effect, if not lower, for approximately one year; or for other Acquired Funds, the Boards determined that the benefits to the Funds of the Reorganizations offset any expense increases;

•	the absence of a dilutive effect on interests of current shareholders of the Acquired Funds;

•	the Federal tax consequences of each Reorganization to the Acquired Funds and its shareholders, including that each Reorganization has been structured to qualify as a Federal tax-free transaction;

•	benefits that may be derived by Legg Mason and its affiliates as a result of the Reorganizations as well as from various relationships with the Funds;

•	the allocation of expenses associated with the Reorganizations among the Fund and Legg Mason (as noted above, Legg Mason will pay for all printing, proxy solicitation, mailing and postage costs of each Reorganization, 75% of the costs attributable to the other proxy materials being sent to shareholders of all the Legacy CAM Funds and 50% of the additional out-of-pocket costs, such as legal fees, expenses relating to the preparation and filing of various regulatory documents, expenses of preparing and distributing prospectus and SAI supplements, and auditor fees); and

•	the potential for greater economies of scale and lower expenses, resulting from greater asset growth over time.

If a Reorganization is approved by shareholders and is consummated, Legg Mason is expected to achieve higher profitability due to decreased costs and increased revenue resulting in part from the following:

•	Legg Mason is expected to reduce the level of its operational expenses for administrative, compliance and portfolio management services as the number of separate funds declines.

•	To the extent that the Reorganizations help to streamline the fund family, encourage a more focused marketing and distribution effort, reduce investor confusion, produce better performance, and generally make the funds more attractive investment vehicles to the investing public, Legg Mason will benefit from the increased revenues from rising asset levels.

More specifically, with respect to the Reorganizations proposed in this Proxy Statement/Prospectus, the Boards of the respective Acquired Funds made the following determinations, among others:

Legg Mason Partners Variable Investors Portfolio (Acquiring Fund) and Legg Mason Partners Variable Large Cap Value Portfolio (Acquired Fund)

The Board noted that the proposed Reorganization would combine two substantially similar variable annuity funds which have the same portfolio managers and substantially similar investment objectives and investment strategies. The Board also noted that management fees and total annual operating expenses would not increase as a result of the Reorganization and that a larger variable annuity fund will have a greater potential for future economies of scale.

The Board further noted that after the product integration is complete, Legg Mason Partners will no longer market its variable annuity funds under multiple brands (e.g., Smith Barney and Salomon Brothers) and that all variable annuity funds will fall under the Legg Mason Partners brand. Any product duplication that existed as a result of multiple brands is proposed to be eliminated in order to focus sales and marketing efforts on a single fund.

Legg Mason Partners Variable Fundamental Value Portfolio (Acquiring Fund) and Legg Mason Partners Variable All Cap Portfolio (Acquired Fund)

The Board noted that the proposed Reorganization would combine two variable annuity funds that have a common portfolio manager and comparable investment objectives and investment strategies and that had previously been marketed under different brands, thereby reducing product overlap. The Board also considered that the Acquiring Fund is significantly larger than the Acquired Fund and noted Legg Mason’s statement that the Reorganization is expected to benefit the shareholders of the Acquired Fund through lower total annual operating expenses. Following the Reorganization holders of Class II shares of the Acquired Fund, moreover, would be merged into the single class of the Acquiring Fund, and therefore, no longer pay a 12b-1 fee. Combining both Funds, coupled with focusing sales and marketing efforts on a single combined fund, would provide the combined fund with more assets, and therefore, the potential to achieve economies of scale more quickly, since the combined fund would pay management fees subject to breakpoint discounts when the combined fund reached higher asset levels. The Board also considered Legg Mason’s unfavorable analysis of alternatives to the Reorganization, including liquidation, in light of the interests of the Acquired Fund’s shareholders.

Legg Mason Partners Variable Appreciation Portfolio (Acquiring Fund) and Legg Mason Partners Variable Growth and Income Portfolio (A) (Acquired Fund)

The Board recognized that the Reorganization is being proposed in order to combine two similar variable annuity funds which have comparable investment objectives and investment strategies, thus reducing product overlap. The Board also noted that while management fees would increase by 0.04% for current holders of the Acquired Fund as a result of the Reorganization, total annual operating expenses are expected to decline. In addition, the Board recognized that while the Acquired Fund has demonstrated stronger performance for the 1- and 3-year periods on an annualized basis through March 31, 2006, the Acquiring Fund outperformed the Acquired Fund on a 5-year and 10-year annualized basis through March 31, 2006 and had a 4-star Morningstar rating during those periods. In addition, the Board noted that the Acquired Fund would also lose its social investment component which restricts it from investing in companies deriving more than 25% of their gross revenues from the manufacture of alcohol or tobacco.

Legg Mason Partners Variable Appreciation Portfolio (Acquiring Fund) and Legg Mason Partners Variable Growth and Income Portfolio (B) (Acquired Fund)

The Board recognized that the Reorganization is being proposed in order to combine two similar variable annuity funds that have comparable investment objectives and investment strategies, thus reducing product overlap. The Board also noted that while management fees would increase by 0.04% for current holders of the Acquired Fund as a result of the Reorganization, total annual operating expenses are expected to decline. In addition, the Board recognized that while the Acquired Fund has demonstrated stronger performance for the 1- and 3-year periods on an annualized basis through March 31, 2006, the Acquiring Fund outperformed the Acquired Fund on a 5-year and 10-year annualized basis through March 31, 2006 and the Acquiring Fund had a 4-star Morningstar rating during those periods.

Legg Mason Partners Variable Small Cap Growth Portfolio (Acquiring Fund) and Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio (Acquired Fund)

The Board noted that the proposed Reorganization would combine two variable annuity funds that are managed by common portfolio managers and have substantially similar investment objectives and investment strategies, thereby eliminating product overlap. In addition, combining these two Funds creates one larger Fund thereby increasing asset size, and giving both Funds the potential to achieve economies of scale. The Board also considered that total annual operating expenses for current holders of the Acquired Fund are expected to decrease as a result of the Reorganization.

Legg Mason Partners Variable Multiple Discipline Portfolio—Balanced All Cap Growth and Value (Acquiring Fund) and Legg Mason Partners Variable Capital and Income Portfolio (Acquired Fund)

The Board recognized that the larger asset size of the combined variable annuity funds would potentially result in savings from the realization of economies of scale. Furthermore, combining Funds would allow for sales and marketing focus on one Fund rather than two, therefore potentially attracting increased assets. In addition, the Board noted that total annual operating expenses for current holders of the Acquired Fund are expected to decline. The Board also recognized that the combined Fund would not seek income as part of its investment objective if the proposed change to the investment objective was rejected by shareholders.

Legg Mason Partners Variable Multiple Discipline Portfolio—Balanced All Cap Growth and Value (Acquiring Fund) and Legg Mason Partners Variable Total Return Portfolio (Acquired Fund)

The Board noted Legg Mason’s statement that the Acquired Fund has not achieved sufficient asset size, that assets have declined over time and that assets are not expected to grow substantially in the future. The Board considered Legg Mason’s further statement that, combining funds would allow for sales and marketing focus on one fund rather than two, therefore, potentially attracting increased assets. In addition, the Board noted that the shareholders of the Acquired Fund would benefit through lower expected total annual operating expenses although the Acquiring Fund would not have the investment management breakpoint schedule currently in place for the Acquired Fund. The Board considered that management will cap total net annual operating expenses for Class II shares of the Acquiring Fund for one year from the date of the next prospectus of the Acquiring Fund following the Reorganization such that the total net expenses for current holders of Class II Acquiring Fund shares are expected to not increase. The Board further considered that at the end of this period management would review expenses to determine whether the cap should be extended. The Board considered the differences between the investment objective and investment policies and strategies of the Acquired Fund and the investment objective and investment policies and strategies of the Acquiring Fund, including both the Acquiring Fund’s investment objective currently in effect and the investment objective which is being proposed to the Acquiring Fund’s shareholders for approval. In this regard, the Board noted that the Acquiring Fund, under its proposed investment objectives and investment strategies, is not required to allocate investments to fixed income, but is permitted to do so and would be expected to allocate investments between equity and fixed income under its proposed investment objective, if approved by its shareholders. The Board also took into consideration that the differences between the investment objectives of the Acquired Fund and the Acquiring Fund would be explained to shareholders of the Acquired Fund in connection with their consideration of the Reorganization. Lastly, the Board considered the possibility that, without the Reorganization the Acquired Fund’s assets may continue to decline with unfavorable effects on the Fund’s expense ratios and Legg Masons’ unfavorable analyses of alternatives to the Reorganization in light of the interests of the Acquired Fund’s shareholders.

Finally, in making its determination, each Board evaluated the Reorganization proposal in light of the overall integration of the Legacy CAM Funds as well as of the specific Fund’s Reorganization.

Federal Income Tax Consequences

Each of the Reorganizations is conditioned upon the receipt by each of the Funds of a legal opinion from Dechert LLP, substantially to the effect that, based upon certain facts, assumptions and representations of the parties, for Federal income tax purposes:

(i) The acquisition by each of the Acquiring Funds of all of the assets of each of the Acquired Funds solely in exchange for shares of each of the respective Acquiring Funds and the assumption by each of the Acquiring Funds of all of the liabilities of each of the respective Acquired Funds, followed by the distribution by each of the Acquired Funds to its shareholders of shares of each of the respective Acquiring Funds and termination of each of the Acquired Funds, all pursuant to each of the Plans, each constitute a reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”);

(ii) Each of the Acquired Funds will not recognize gain or loss upon the transfer of its assets to each of the Acquiring Funds in exchange for shares of each of the Acquiring Funds and the assumption of all of the liabilities of each of the Acquired Funds by each of the Acquiring Funds; and each of the Acquired Funds will not recognize gain or loss upon the distribution to its shareholders of shares of each of the Acquiring Funds and termination of each of the Acquired Funds;

(iii) Shareholders will not recognize gain or loss on the receipt of shares of each Acquiring Fund solely in exchange for shares of each of the Acquired Funds pursuant to each of the Reorganizations;

(iv) The aggregate basis of the shares of each of the Acquiring Funds received by each shareholder pursuant to the Reorganization will be the same as the aggregate basis of the shares of each of the Acquired Funds exchanged therefor;

(v) The holding period of the shares of each of the Acquiring Funds received by each shareholder pursuant to each of the Reorganizations will include the holding period of the shares of each of the Acquired Funds exchanged therefor, provided that the shareholder held the shares of each of the Acquired Funds as a capital asset at the time of the Reorganization;

(vi) Each of the Acquiring Funds will not recognize gain or loss upon the receipt of the assets of each of the Acquired Funds in exchange for shares of each of the Acquiring Funds and the assumption by each of the Acquiring Funds of all of the liabilities of each of the Acquired Funds;

(vii) The basis of the assets of each of the Acquired Funds transferred to each of the Acquiring Funds in each of the Reorganizations will be the same in the hands of each of the Acquiring Funds as the basis of such assets in the hands of each of the Acquired Funds immediately prior to the transfer; and

(viii) The holding periods of the assets of each of the Acquired Funds transferred to each of the Acquiring Funds in the Reorganization in the hands of each of the Acquiring Funds will include the periods during which such assets were held by each of the Acquired Funds (except to the extent that the investment activities of each of the Acquiring Funds act to reduce or eliminate such holding period).

While the Funds are not aware of any adverse state or local tax consequences of the proposed Reorganization, they have not requested any ruling or opinion with respect to such consequences and shareholders should consult their own tax advisor with respect to such matters.

On the business day prior to the Reorganization, each of the Acquired Funds, to the extent necessary, will pay a dividend or dividends, which together with all previous dividends, are intended to have the effect of distributing to its shareholders all of its investment company taxable income for taxable years ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and all of its net capital gain, if any, realized in taxable years ending on or prior to the Closing Date (after reduction for any available capital loss carryforward).

Information Regarding Tax Capital Loss Carryforwards:

Legg Mason Partners Variable Large Cap Value Portfolio (Acquired Fund) and Legg Mason Partners Variable Investors Portfolio (Acquiring Fund)

As of the dates indicated below, the Funds had the following unused capital loss carryforwards:

Legg Mason Partners Variable Large Cap Value Portfolio (As of October 31, 2005)			Legg Mason Partners Variable Investors Value Portfolio (As of December 31, 2005)
Fiscal Year Generated	Amount of Carryforward	Fiscal Year of Expiration Prior to Reorganization	Fiscal Year Generated	Amount of Carryforward	Fiscal Year of Expiration Prior to Reorganization
10/31/2002	$(6,134,506)	10/31/2010	12/31/2003	$(22,931,567)	12/31/2011
10/31/2003	(23,150,678)	10/31/2011

Total	$(29,285,184)		Total	$(22,931,567)

Legg Mason Partners Variable Large Cap Value Portfolio (Acquired Fund)

The Reorganization would impact the use of these loss carryforwards in the following manner: (1) the expiration date of the loss carryforwards would move up approximately by one year and realign themselves with the fiscal year end of Legg Mason Partners Variable Investors Portfolio; for example, the losses due to expire on October 31, 2011 would expire on December 31, 2010; and (2) the loss carryforwards will benefit the shareholders of the combined fund, rather than only the shareholders of Legg Mason Partners Variable Large Cap Value Portfolio. Additionally, the use of these loss carryforwards is limited to approximately $13,900,000 per year based on a limitation from an ownership change that took place in a prior year.

Legg Mason Partners Variable Investors Portfolio (Acquiring Fund)

The Reorganization would impact the use of these loss carryforwards by benefiting the shareholders of the combined fund, rather than only the shareholders of Legg Mason Partners Variable Investors Portfolio. Additionally, the use of these loss carryforwards is limited to approximately $15,000,000 per year based on a limitation from an ownership change that took place in a prior year.

Legg Mason Partners Variable All Cap Portfolio (Acquired Fund) and Legg Mason Partners Variable Fundamental Value Portfolio (Acquiring Fund)

Legg Mason Partners Variable All Cap Portfolio did not have any capital loss carryforwards as of its prior fiscal year end. As of the date indicated below, Legg Mason Partners Variable Fundamental Value Portfolio had the following unused capital loss carryforwards:

LMP Variable Fundamental Value Portfolio (As of December 31, 2005)
Fiscal Year Generated	Amount of Carryforward	Fiscal Year of Expiration Prior to Reorganization
12/31/2001	$(766,672)	12/31/2009
12/31/2002	(191,668)	12/31/2010

Total	$(958,340)

The Reorganization would impact the use of these loss carryforwards by benefiting the shareholders of the combined fund, rather than only the shareholders of Legg Mason Partners Variable Fundamental Value Portfolio. Additionally, the use of these loss carryforwards is limited to approximately $192,000 per year based on a limitation from an ownership change that took place in a prior year.

Legg Mason Partners Variable Growth and Income Portfolio (A) (Acquired Fund) and Legg Mason Partners Variable Appreciation Portfolio (Acquiring Fund)

As of the dates indicated below, the Funds had the following unused capital loss carryforwards:

Legg Mason Partners Growth and Income Portfolio(A) As of October 31, 2005			Legg Mason Partners Variable Appreciation Portfolio As of December 31, 2005
Fiscal Year Generated	Amount of Carryforward	Fiscal Year of Expiration Prior to Reorganization	Fiscal Year Generated	Amount of Carryforward	Fiscal Year of Expiration Prior to Reorganization
10/31/2002	$(3,058,834)	10/31/2010	12/31/2002	$(1,683,148)	12/31/2010
10/31/2003	(3,755,495)	10/31/2011	12/31/2003	(7,312,341)	12/31/2011

Total	$(6,814,329)		Total	$(8,995,489)

Legg Mason Partners Variable Growth and Income Portfolio (A) (Acquired Fund)

The Reorganization would impact the use of these loss carryforwards in the following manner: 1) the expiration date of the loss carryforwards would move up approximately by one year and realign themselves with the fiscal year end of Legg Mason Partners Variable Appreciation Portfolio; for example the losses due to expire on October 31, 2010 would expire on December 31, 2009; and (2) the loss carryforwards will benefit the shareholders of the combined fund, rather than only the shareholders of Legg Mason Partners Variable Growth and Income Portfolio (A). Additionally, the use of these loss carryforwards is limited to approximately $3,300,000 per year based on a limitation from an ownership change that took place in a prior year.

Legg Mason Partners Variable Appreciation Portfolio (Acquiring Fund)

As of June 2006, Legg Mason Partners Variable Appreciation Portfolio had fully utilized its capital loss carryforwards available from prior years. However, since this is only part way through the Fund’s taxable year, the Fund’s realized capital gains may change substantially prior to the closing of the tax year. If the Fund has capital loss carryforwards at the time of the Reorganization, the use of those carryforwards will benefit the shareholders of the combined fund, rather than only the shareholders of Legg Mason Partners Variable Appreciation Portfolio.

Legg Mason Partners Variable Growth and Income Portfolio (B) (Acquired Fund) and Legg Mason Partners Variable Appreciation Portfolio (Acquiring Fund)

As of the dates indicated below, the Funds had the following unused capital loss carryforwards:

Legg Mason Partners Growth and Income Portfolio (B) As of December 31, 2005			Legg Mason Partners Variable Appreciation Portfolio (B) As of December 31, 2005
Fiscal Year Generated	Amount of Carryforward	Fiscal Year of Expiration Prior to Reorganization	Fiscal Year Generated	Amount of Carryforward	Fiscal Year of Expiration Prior to Reorganization
12/31/2003	$(625,649)	12/31/2011	12/31/2002	$(1,683,148)	12/31/2010

			12/31/2003	(7,312,341)	12/31/2011

Total	$(625,649)		Total	$(8,995,489)

Legg Mason Partners Variable Growth and Income Portfolio (B) (Acquired Fund)

The Reorganization would impact the use of these loss carryforwards in the following manner: (1) the expiration date of the loss carryforwards would move up by one year, for example the losses due to expire on December 31, 2011 would expire on December 31, 2010; and (2) the loss carryforwards will benefit the shareholders of the combined fund, rather than only the shareholders of Legg Mason Partners Variable Growth and Income Portfolio (B).

Legg Mason Partners Variable Appreciation Portfolio (Acquiring Fund)

As of June 2006, Legg Mason Partners Variable Appreciation Portfolio had fully utilized its capital loss carryforwards available from prior years. However, since this is only part way through the Fund’s taxable year, the Fund’s realized capital gains may change substantially prior to the closing of the tax year. If the Fund has capital loss carryforwards at the time of the Reorganization, the use of those carryforwards will benefit the shareholders of the combined fund, rather than only the shareholders of Legg Mason Partners Variable Appreciation Portfolio.

Legg Mason Variable Small Cap Growth Opportunities Portfolio (Acquired Fund) and Legg Mason Partners Variable Small Cap Growth (Acquiring Fund)

Neither Fund had any capital loss carryforwards as of their prior fiscal year ends.

Legg Mason Variable Capital and Income Portfolio (Acquired Fund) and Legg Mason Partners Variable Balanced All Cap Growth (Acquiring Fund)

Neither Fund had any capital loss carryforwards as of their prior fiscal year ends.

Legg Mason Variable Total Return Portfolio (Acquired Fund) and Legg Mason Partners Variable Balanced All Cap Growth (Acquiring Fund)

Neither Fund had any capital loss carryforwards as of their prior fiscal year ends.

Information Applicable to All Funds with Capital Loss Carryforwards:

Because each of the Reorganizations is not expected to close until                                       , the capital loss carryforwards and limitations described above may change significantly between now and the completion of the Reorganizations. Further, the ability of each of the Funds to use these losses (even in the absence of a Reorganization) depends on factors other than loss limitations, such as the future realization of capital gains or losses. The combination of these factors on the use of loss carryforwards may result in some portion of the loss carryforwards of each of the Funds, or both, expiring unused.

Effect of Proposed “Shell” Reorganizations of the Funds

In a separate proxy statement, shareholders of each Fund are being asked to approve a number of governance-related matters, including the consolidation of the Boards, so that each of the Funds would be overseen by one of two boards, with one board focusing generally on equity funds and the other board focusing generally on fixed income funds. In conjunction with this board consolidation, shareholders of certain Funds are also being asked to approve an agreement and plan of reorganization, in connection with a two-step restructuring initiative, that is intended to reduce the number of separate legal entities in the Legacy CAM Fund complex that are registered with the SEC and to adopt the Maryland business trust form of organization for all the Funds.

If shareholders of an Acquired Fund approve the Reorganization Agreement for that Fund, it is intended that the Reorganization be effective before these restructurings. In such event, the Acquired Fund would not go through the two-step restructuring mentioned above.

As noted in Appendix E, each Acquiring Fund is organized as a series of a Maryland corporation or a series of a Massachusetts business trust. Assuming all required shareholder approvals with regard to the restructurings are obtained and the shareholders of an Acquired Fund approve the Reorganization Agreement, then the corresponding Acquiring Fund would become a series of a Maryland business trust and the Acquired Fund’s shareholders would become shareholders of that series of a Maryland business trust following the closing of the Reorganization and restructurings. On the other hand, if shareholders of an Acquired Fund approve the Reorganization Agreement but all required shareholder approvals with regard to the restructurings applicable to the corresponding Acquiring Fund are not obtained, then the Acquiring Fund will remain a series of a Maryland corporation or a series of a Massachusetts business trust, as the case may be, if the first step of the Acquiring Fund restructuring is not approved, or will become or will remain a series of a Massachusetts business trust, as the case may be, if the second step is not approved, and the shareholders of the Acquired Fund would become shareholders of that entity as a result of the Reorganization and restructurings.

A comparison of Maryland corporations, Massachusetts business trusts and Maryland business trusts is attached to this Proxy Statement/Prospectus in Appendix F.

TERMINATION OF THE ACQUIRED FUNDS

If the Reorganizations are effected, each of the Acquired Fund’s issued and outstanding shares will be redeemed and each of the Acquired Funds will be terminated.

PORTFOLIO SECURITIES

If each of the Reorganizations is effected, Management will analyze and evaluate the portfolio securities of each of the Acquired Funds being transferred to each of the Acquiring Funds. Consistent with each of the Acquiring Fund’s investment objectives and policies, any restrictions imposed by the Code and in the best interests of each of the Acquiring Fund’s shareholders (including former shareholders of each of the Acquired Funds), Management will determine the extent and duration to which the portfolio securities of each of the Acquired Funds will be maintained by each of the Acquiring Funds. It is possible that there may be some dispositions of the portfolio securities of each of the Acquired Funds in connection with the Reorganization. Subject to market conditions at the time of any such disposition, the disposition of the portfolio securities of each of the Acquired Funds may result in a capital gain or loss. The actual tax consequences of any disposition of portfolio securities will vary depending upon the specific security(ies) being sold and each Acquiring Fund’s ability to use any available loss carryforwards.

INFORMATION ABOUT MANAGEMENT OF THE ACQUIRING FUNDS

Investment Manager and Sub-Advisers

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) serves as each Acquiring Fund’s investment manager, effective August 1, 2006. LMPFA, a subsidiary of Legg Mason located at 399 Park Avenue, New York, New York 10022, is a newly-organized investment adviser that will provide administrative and compliance oversight services to the Funds. Other than the cash management services it will provide for certain equity funds, LMPFA will not provide day-to-day portfolio management services. Rather, portfolio management will be provided by the following sub-advisers that are also affiliates of Legg Mason, as further described in the chart below:

•	CAM North America, LLC (“CAM NA”), a subsidiary of Legg Mason located at 100 Light Street, Baltimore, Maryland 21202. CAM NA is a newly-organized investment adviser that has assumed certain equity management functions of CAM.

•	Western Asset Management Company (“Western Asset”), a subsidiary of Legg Mason located at 385 East Colorado Boulevard, Pasadena, California 91101.

Management and sub-advisory fees will be paid to LMPFA and the applicable sub-adviser at the following rates as a percentage of each Acquiring Fund’s average daily net assets:

Fund (Fiscal Year End)	Investment Manager	Effective Fee Rate Paid to Investment Manager	Sub-Adviser	Fee Received by Sub-Adviser
Legg Mason Partners Variable Investors Portfolio	LMPFA	The Fund has a fee schedule that reduces management fees at higher asset levels as follows: 0.65% on average daily net assets up to and including $350 million; 0.55% on average daily net assets over $350 million and up to and including $500 million; 0.525% on average daily net assets over $500 million and up to and including $750 million; 0.50% on average daily net assets over $750 million and up to and including $1.0 billion; and 0.45% on average daily net assets in excess of $1.0 billion.	CAM NA	70% of the management fee paid to LMPFA, net of expense waivers and reimbursements.

Legg Mason Partners Variable Fundamental Value Portfolio	LMPFA	The Fund has a fee schedule that reduces management fees at higher asset levels as follows: 0.750% on assets up to and including $1.5 billion; 0.700% on assets over $1.5 billion and up to and including $2 billion; 0.650% on assets over $2 billion and up to and including $2.5 billion; 0.600% on assets over $2.5 billion and up to and including $3.5 billion; and 0.500% on assets over $3.5 billion.	CAM NA	70% of the management fee paid to LMPFA, net of expense waivers and reimbursements.

Fund (Fiscal Year End)	Investment Manager	Effective Fee Rate Paid to Investment Manager	Sub-Adviser	Fee Received by Sub-Adviser

Legg Mason Partners Variable Appreciation Portfolio	LMPFA	The Fund has a fee schedule that reduces management fees at higher asset levels as follows: 0.75% on assets up to and including $250 million; 0.70% on assets over $250 million and up to and including $500 million; 0.65% on assets over $500 million and up to and including $1 billion; 0.60% on assets over $1 billion and up to and including $2 billion; 0.55% on assets over $2 billion and up to and including $3 billion; and 0.50% on assets over $3 billion.	CAM NA	70% of the management fee paid to LMPFA, net of expense waivers and reimbursements.

Legg Mason Partners Variable Small Cap Growth Portfolio	LMPFA	0.75%	CAM NA	70% of the management fee paid to LMPFA, net of expense waivers and reimbursements.

Legg Mason Partners Variable Multiple Discipline Portfolio—Balanced All Cap Growth and Value	LMPFA	0.75%*	CAM NA/Western Asset	70% of the management fee paid to LMPFA, net of expense waivers and reimbursements, allocated to the respective sub-advisers based on proportionate assets.

During the fiscal years indicated below, management fees were paid to the prior investment manager at the following effective rates as a percentage of each Acquiring Fund’s average daily net assets:

Acquiring Fund	Investment Manager	Rate of Fee
Legg Mason Partners Variable Investors Portfolio (12/31/05)	Salomon Brothers Asset Management Inc (“SaBAM”)	0.65%

Legg Mason Partners Variable Fundamental Value Portfolio (12/31/05)	Smith Barney Fund Management LLC (“SBFM”)	0.57%

Legg Mason Partners Variable Appreciation Portfolio (12/31/05)	SBFM	0.52%

Legg Mason Partners Variable Small Cap Growth Portfolio (12/31/05)	SaBAM	0.75%

Legg Mason Partners Variable Multiple Discipline Portfolio—Balanced All Cap Growth and Value (12/31/05)	SBFM	0.75%

Additional information about the factors considered by the Board of each Acquiring Fund in approving the investment management agreement and sub-advisory agreement, if any, applicable to that Fund is contained in the shareholder report for each Fund, dated December 31, 2005. A discussion of the factors considered by the Boards in approving the new investment management agreement and sub-advisory agreement, applicable to each Acquiring Fund, will be disclosed in future reports to shareholders following Board approval.

*	If shareholders of the Fund approve a proposed change in the investment objective, a breakpoint schedule will be implemented that reduces management fees at higher level as follows: 0.75% of the first $1 billion of net assets; 0.725% of the next $1 billion of net assets; 0.70% of the next $3 billion of net assets; 0.675% of the next $5 billion of net assets; 0.65% of the assets over $10 billion.

Certain Legal Proceedings

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (“CGMI”) and a number of its then affiliates, including Smith Barney Fund Management, LLC (“SBFM”) and Salomon Brothers Asset Management Inc (“SaBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board Members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGMI created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGMI for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. While the lawsuit is in its earliest stages, to the extent that the Complaint purports to state causes of action against the Defendant Funds, CAM believes the Defendant Funds have significant defenses to such allegations, which the Defendant Funds intend to vigorously assert in responding to the Complaint.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Defendant Funds in the future.

On May 31, 2005, the Securities and Exchange Commission (the “SEC”) issued an order in connection with the settlement of an administrative proceeding against SBFM, the then-investment adviser or manager to certain of the Funds, and Citigroup Global Markets Inc. CGMI, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Affected Funds”).

The SEC order finds that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940 (the “Advisers Act”). Specifically, the order finds that SBFM and CGMI knowingly or recklessly failed to disclose to the Boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also finds that SBFM and CGMI willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed. SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Fund Boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGMI would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ Boards selected a new transfer agent for the Affected Fund. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, SBFM does not believe that this matter will have a material adverse effect on the Affected Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

Certain of the Funds are not Affected Funds, and therefore did not implement the transfer agent arrangement described above. These Funds have not received and will not receive any portion of the distributions.

On or about May 30, 2006, John Halebian, a purported shareholder of Citi New York Tax Free Reserves, a series of CitiFunds Trust III (the “Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit). The independent trustees of the Trust are also members of the Boards that oversee Legg Mason Partners Variable Growth and Income Portfolio (A) and Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio Funds and have been nominated to the Boards that oversee certain Legacy CAM Funds, including certain of the Acquiring Funds. (The Trust is also named in the complaint as a nominal defendant.)

The complaint alleges both derivative claims on behalf of the Trust and class claims on behalf of a putative class of shareholders of the Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the trustees violated the proxy solicitation requirements of the Investment Company Act of 1940, and breached their fiduciary duty to shareholders, by virtue of the voting procedures used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the Investment Company Act of 1940. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Trust, and the independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. An answer to the complaint is due in September 2006.

Portfolio Managers of the Acquiring Funds

Information about the portfolio managers of each Acquiring Fund is listed below. Several Acquiring Funds have been managed since February 2006 by portfolio managers employed by WAM as well as SBFM or Salomon Brothers Asset Management (“SaBAM”). The Fund SAI for each Acquiring Fund provides information about each portfolio manager’s compensation, other accounts managed by the portfolio managers and the portfolio manager’s ownership of securities in the Acquiring Fund. Similar information with respect to portfolio manager compensation is also included in Appendix G.

Legg Mason Partners Variable Investors Portfolio

Mark McAllister has served as a co-portfolio manager of the Fund since April 2000. He is an equity analyst responsible for day-to-day management of the Fund and joined SaBAM or its affiliates or their predecessor firms in 1999. He has more than 18 years of investment experience.

Robert Feitler, Jr. has served as a co-portfolio manager of the Fund since August 2004. He is a co-manager for large cap value strategies, a team leader for small cap growth strategies, a sector manager for small cap growth and balanced strategies and joined SaBAM or its affiliates or their predecessor firms in 1995. He has more than 11 years of investment experience.

Legg Mason Partners Variable Fundamental Value Portfolio

John Goode has served as portfolio manager and has been responsible for the day-to-day management of the Fund since 1993. He is also an Investment Officer of SBFM and CAM NA.

Legg Mason Partners Variable Appreciation Portfolio

Harry D. Cohen has served as co-portfolio manager of the Fund since 1991. He shares responsibility for the day-to-day management of the portfolio. He is an investment officer of CAM NA. Mr. Cohen is also Chief Investment Officer of SBFM and Citi Fund Management Inc.

Mr. Glasser has served as co-portfolio manager of the Fund since 1996. He shares responsibility for the day-to-day management of the portfolio. He is an investment officer of CAM NA. Mr. Glasser is also Co-Director of Research of CAM NA and investment officer of SBFM.

Legg Mason Partners Variable Small Cap Growth Portfolio

Vincent Gao, CFA, has served as team leader responsible for oversight and portfolio strategy since August 2004. He is a sector manager for small cap growth and balanced strategies and an analyst covering technology. He joined SaBAM or its affiliates or their predecessor firms in 1999. He has more than 10 years of investment experience.

Robert Feitler Jr. has served as a team member analyst responsible for financial services with responsibility for buy and sell decisions in that sector since August 2004. He is a co-manager for large cap value strategies, a team leader for small cap growth strategies, a sector manager for small cap growth and balanced strategies and joined SaBAM or its affiliates or their predecessor firms in 1995.

Dmitry Khaykin has served since August 2004 as a team member analyst responsible for media and telecommunications with responsibility for buy and sell decisions in those sectors. He is a sector manager for small cap growth and balanced strategies and an analyst covering communications and media. He joined SaBAM or its affiliates or their predecessor firms in 2003; prior to 2003, he was a research analyst (telecommunications) at Gabelli & Company, Inc. and an associate in the risk management division of Morgan Stanley & Co. Inc.

Margaret Blaydes has served since August 2004 as a team member analyst responsible for the consumer sector with responsibility for buy and sell decisions in that sector. She is a sector manager for small cap growth and balanced strategies and an analyst covering tobacco, beverages, retail and consumer sectors. She joined SaBAM or its affiliates or their predecessor firms in 2003; prior to 2003 she was an equity research analyst covering entertainment and leisure industries at Salomon Smith Barney Inc.

Legg Mason Partners Variable Multiple Discipline Portfolio—Balanced All Cap Growth and Value

Robert Gendelman has served since July 2006 as portfolio manager of the Fund. He was a senior portfolio manager with Cobble Creek Partners from 2003 until 2006 and a general partner and portfolio manager at Neuberger Berman from 1994 until 2003. Mr. Gendelman managed the Neuberger Berman Partners Fund from 1994 to 2000 and was a portfolio manager of the Neuberger Berman Regency Fund from 1999 to 2003.

Performance of the Funds

Historical performance of each Fund is detailed in Appendix J of this Proxy Statement/Prospectus.

ADDITIONAL INFORMATION ABOUT THE ACQUIRED FUNDS AND THE ACQUIRING FUNDS

Legg Mason and certain of the Acquiring Funds’ service providers, which include Legg Mason affiliated service providers, have a financial interest in the Reorganizations because their respective fees under agreements with the Acquiring Funds generally increase as the amount of the assets of the Acquiring Funds increase and the amount of those assets will increase as a result of the Reorganization (although this increase in assets is expected to be offset by the concomitant loss of the Acquired Fund’s assets).

Information about the Acquired Funds and the Acquiring Funds is included in the Prospectuses and SAIs, annual reports and semi-annual reports filed with the SEC and dated as listed in Appendix A. Copies of these documents, the SAI related to this Proxy Statement/Prospectus and any subsequently released shareholder reports are available upon request and without charge by calling the Acquired Funds at 800-451-2010 or by writing to the Funds at 125 Broad Street, New York, New York 10022 or by visiting Legg Mason’s website at www.leggmason.com/InvestorServices.

The Funds are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and in accordance therewith file reports and other information including proxy material, reports and charter documents with the SEC. These reports and other information can be inspected and copied at the public reference facilities maintained by the SEC at 100 F Street, NE, Washington, DC 20549. Reports and other information about each Fund are available on the Edgar Database on the SEC’s website at www.sec.gov. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, 100 F Street, NE, Washington, DC 20549 at prescribed rates.

Financial Highlights

The fiscal year ends of the Funds are December 31 with the exception of Legg Mason Partners Variable Large Cap Value Portfolio and Legg Mason Partners Variable Growth and Income Portfolio (A) which have October 31 fiscal year ends.

The financial highlights of each Acquiring Fund that are contained in Appendix H have been derived from financial statements audited by KPMG LLP, each Fund’s independent registered public accounting firm. For Legg Mason Partners Variable Investors Portfolio, Legg Mason Partners Variable Small Cap Growth Portfolio and Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio, the financial statements containing the information for each of the periods ended on or prior to December 31, 2004 in the financial highlights were audited by another independent registered public accounting firm.

Discussions regarding “Management’s Discussion of Fund Performance for Each Acquiring Fund” are contained in Appendix I and the historical performance of each Acquiring Fund is contained in Appendix J.

Distributors

Legg Mason Investor Services, LLC (“LMIS”), located at 100 Light Street, Baltimore, Maryland 21202, and CGMI, located at 388 Greenwich Street, New York, New York 10013, serve as each Acquiring Fund’s co-distributors. LMIS is a wholly owned subsidiary of Legg Mason.

A distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. A distributor may also make payments to dealers for marketing, promotional or related expenses. The amount of these payments is determined by the distributor and may be substantial. Legg Mason or an affiliate may make similar payments under similar arrangements.

The payments described above are often referred to as “revenue sharing payments.” The recipients of such payments may include the Funds’ distributors, affiliates of Legg Mason, broker-dealers, financial institutions and other financial intermediaries through which investors may purchase shares of the Funds. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a Fund to you. Please contact your financial intermediary for details about revenue sharing payments it may receive.

FORM OF ORGANIZATION

As discussed above under “Effect of Proposed ‘Shell’ Reorganizations of the Funds,” it is proposed that the Funds be reorganized as series of Massachusetts business trusts aligned by asset class in order to reduce the number of registrants and that the surviving Massachusetts business trusts be reorganized as Maryland business trusts. A comparison of Maryland corporations, Massachusetts business trusts and Maryland business trusts is attached to this Proxy Statement/Prospectus as Appendix F. In addition, each Fund’s current form of organization is set out in Appendix E.

It is being proposed, in separate proxy materials, that shareholders of each Fund approve the consolidation of the Funds’ current Boards into one of two boards, generally one for equity funds and one for fixed income funds. If the consolidated Boards are elected by Fund shareholders and the transactions described in the preceding paragraph are consummated, all of the Funds will be overseen by the Equity Board.

A comparison of the current composition of the Funds’ Boards and their proposed composition is attached to this Proxy Statement/Prospectus as Appendix K.

CAPITALIZATION

The following table sets forth the unaudited capitalization of each Acquired Fund and Acquiring Fund as of the date set out below, and on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value. The pro forma capitalization information is for informational purposes only. No assurance can be given as to how many shares of the Acquiring Fund will be received by shareholders of the Acquired Funds on the Closing Date, and the information should not be relied upon to reflect the number of shares of the Acquiring Fund that actually will be received.

Legg Mason Partners Variable Large Cap Value Portfolio (Acquired Fund) and Legg Mason Partners Variable Investors Portfolio (Acquiring Fund)

The following table sets out the effect of the proposed acquisition of assets at net asset value on a pro forma basis:

Pro Forma Combined Capitalization Table

As of December 31, 2005 (Unaudited)

	Legg Mason Partners Variable Large Cap Value Portfolio	Legg Mason Partners Variable Investors Portfolio	Pro Forma Adjustments	Pro Forma Combined Legg Mason Partners Variable Investors Portfolio
		Class I		Class I(a)
Net Assets	$303,621,208	$339,529,004	$2,269,377	$645,419,589
Shares Outstanding	16,053,796	23,356,513	4,988,702	44,399,011
Net Asset Value Per Share	$18.91	$14.54		$14.54

		Class II(a)
Net Assets	—	$2,269,377	$(2,269,377)	—
Shares Outstanding	—	155,747	(155,747)	—
Net Asset Value Per Share	—	$14.57		—

(a)	Legg Mason Partners Variable Investors Portfolio Class II shares will be converted to Legg Mason Partners Variable Investors Portfolio Class I shares.

Legg Mason Partners Variable All Cap Portfolio (Acquired Fund) and Legg Mason Partners Variable Fundamental Value Portfolio (Acquiring Fund)

The following table sets out the effect of the proposed acquisition of assets at net asset value on a pro forma basis:

Pro Forma Combined Capitalization Table

As of December 31, 2005 (Unaudited)

	Legg Mason Partners Variable All Cap Portfolio	Legg Mason Partners Variable Fundamental Value Portfolio	Pro Forma Adjustments	Pro Forma Combined Legg Mason Partners Variable Fundamental Value Portfolio(a)
	Class I
Net Assets	$295,109,109	$896,467,946	$18,199,223	$1,209,776,278
Shares Outstanding	17,012,849	43,461,455	(1,823,394)	58,650,910
Net Asset Value Per Share	$17.35	$20.63		$20.63

	Class II(a)
Net Assets	$18,199,223	—	$(18,199,223)	—
Shares Outstanding	1,048,148	—	(1,048,148)	—
Net Asset Value Per Share	$17.36	—		—

(a)	Legg Mason Partners Variable All Cap Portfolio Class II shares will be exchanged for Legg Mason Partners Variable Fundamental Value Portfolio shares.

Legg Mason Partners Variable Growth and Income Portfolio (A) (Acquired Fund), Legg Mason Partners Variable Growth and Income Portfolio (B) (Acquired Fund) and Legg Mason Partners Variable Appreciation Portfolio (Acquiring Fund)

The following table sets out the effect of the proposed acquisition of assets at net asset value on a pro forma basis:

Pro Forma Combined Capitalization Table

	Legg Mason Partners Variable Growth and Income Portfolio (A)	Legg Mason Partners Variable Growth and Income Portfolio (B)	Legg Mason Partners Variable Appreciation Portfolio	Pro Forma Adjustments	Pro Forma Combined Legg Mason Partners Variable Appreciation Portfolio
		Class I(a)
Net Assets	$76,666,905	$11,096,181	$898,857,091	—	$986,620,177
Shares Outstanding	7,798,823	2,186,650	37,092,978	(6,363,763)	40,714,688
Net Asset Value Per Share	$9.83	$5.07	$24.23		$24.23

(a)	Legg Mason Partners Variable Growth and Income (B) Class I shares will be exchanged for shares of the Legg Mason Partners Variable Appreciation Portfolio.

Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio (Acquired Fund) and Legg Mason Partners Variable Small Cap Growth Portfolio (Acquiring Fund)

The following table sets out the effect of the proposed acquisition of assets at net asset value on a pro forma basis:

Pro Forma Combined Capitalization Table

As of December 31, 2005 (Unaudited)

	Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio	Legg Mason Partners Variable Small Cap Growth Portfolio	Pro Forma Adjustments	Pro Forma Combined Legg Mason Partners Variable Small Cap Growth Portfolio
		Class I		Class I(a)
Net Assets	$63,523,905	$72,690,515	$148,674	$136,363,094
Shares Outstanding	5,859,180	5,329,417	(1,190,931)	9,997,666
Net Asset Value Per Share	$10.84	$13.64		$13.64

		Class II(a)
Net Assets	—	$148,674	$(148,674)	—
Shares Outstanding	—	10,907	(10,907)	—
Net Asset Value Per Share	—	$13.63		—

(a)	Legg Mason Partners Variable Small Cap Growth Portfolio Class II shares will be converted to Legg Mason Partners Variable Small Cap Growth Portfolio Class I shares.

Legg Mason Partners Variable Capital and Income Portfolio (Acquired Fund), Legg Mason Partners Variable Total Return Portfolio (Acquired Fund) and Legg Mason Partners Variable Multiple Discipline Portfolio—Balanced All Cap Growth and Value (Acquiring Fund)

The following table sets out the effect of the proposed acquisition of assets at net asset value on a pro forma basis:

Pro Forma Combined Capitalization Table

As of December 31, 2005 (Unaudited)

	Legg Mason Partners Variable Capital and Income Portfolio	Legg Mason Partners Variable Total Return Portfolio	Legg Mason Partners Variable Multiple Discipline Portfolio—Balanced All Cap Growth and Value	Pro Forma Adjustments	Pro Forma Combined Legg Mason Partners Variable Multiple Discipline Portfolio—Balanced All Cap Growth and Value
		Class I	Class I		Class I
Net Assets	$35,977,902	$72,726,356	$216,930,468	$(216,930,468)	$108,704,258
Shares Outstanding	3,385,767	6,411,214	16,134,642	(17,846,522)	8,085,101
Net Asset Value Per Share	$10.63	$11.34	$13.45		$13.45

		Class II(a)			Class II(a)
Net Assets	—	$10,682,411	—	$216,930,468	$227,612,879
Shares Outstanding	—	929,856	—	15,999,312	16,929,168
Net Asset Value Per Share	—	$11.49	—		$13.45

(a)	Class I shares of Legg Mason Partners Variable Multiple Discipline Portfolio—Balanced All Cap Growth and Value will be converted to Class II shares of the Pro Forma Combined Fund.

DIVIDENDS AND DISTRIBUTIONS

Each Fund distributes income and capital gains, if any, annually.

The Funds pay dividends and distributions on a per-share basis. This means that the value of your shares will be reduced by the amount of the payment. If you purchase shares shortly before the record date for a dividend or a distribution of capital gains, you will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

For more information on the distribution policies of the Acquiring Funds, see “Purchases, Redemptions and Exchanges of Fund Shares—Other Shareholder Information” at Appendix C to this Proxy Statement/ Prospectus.

OTHER BUSINESS

The Boards of the Acquired Funds do not intend to present any other business at the Meeting. If, however, any other matters are properly brought before the Meeting or any adjournment or postponement thereof, the persons named as proxies will vote thereon in accordance with their discretion.

SHAREHOLDER COMMUNICATIONS WITH THE BOARDS

Shareholders who want to communicate with the Boards or any individual Board member should write their Fund to the attention of Robert I. Frenkel, Secretary, 125 Broad St., 10th Floor, New York, New York 10004. The letter should indicate that you are a Fund shareholder. If the communication is intended for a specific Board member and so indicates, it will be sent only to that Board member. If a communication does not indicate a specific Board member it will be sent to the chair of the nominating and governance committee of the Board and the outside counsel to the Independent Board Members for further distribution as deemed appropriate by such persons.

VOTING INFORMATION

This Proxy Statement/Prospectus is furnished in connection with a solicitation of proxies by the Boards of the Acquired Funds to be used at the Meeting. This Proxy Statement/Prospectus, along with the Notice of Special Meeting and a proxy card, are first being mailed to shareholders of each Acquired Fund on or about August 19, 2006 or as soon as practicable thereafter. Only shareholders of record as of the close of business on August 10, 2006 (the “Record Date”) will be entitled to notice of, and to vote at, the Meeting, and at any adjournments or postponements thereof. If the enclosed form of proxy card set forth in Appendix L is properly signed and dated and returned in time to be voted at the Meeting, the proxies named thereon will vote the shares represented by the proxy in accordance with the instructions marked thereon. Unmarked but properly signed and dated proxy cards will be voted “FOR” approval of the relevant Reorganization Agreement and “FOR” any other matters the proxies deem appropriate. Please see Appendix L to this Proxy Statement for instructions on how to sign your voting instruction form.

A shareholder may revoke a proxy at any time on or before the Meeting by either (1) submitting to the applicable Acquired Fund a subsequently dated proxy, (2) delivering to the applicable Acquired Fund a written notice of revocation (addressed to the Secretary at the principal executive office of the Acquired Fund at the address shown at the beginning of this Proxy Statement/Prospectus) or (3) otherwise giving notice of revocation at the Meeting, at all times prior to the exercise of the authority granted in the proxy card. Merely attending the Meeting, however, will not revoke any previously executed proxy. Unless revoked, all valid and executed proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, for approval of the Reorganization Agreement and the Reorganization contemplated thereby. Contract Owners should consult their Participating Insurance Company regarding their ability to revoke voting instructions after such instructions have been provided to the Participating Insurance Company.

Shares of the Funds are offered only to variable annuity and variable life insurance separate accounts established by insurance companies (each, a “Participating Insurance Company”) to fund variable annuity contracts and variable life insurance policies (the “Variable Annuity Funds”). The rights accompanying shares of the Variable Annuity Funds are legally vested in the variable annuity contracts and variable life insurance products offered by the separate accounts of

Participating Insurance Companies. However, in accordance with current law and interpretations thereof, Participating Insurance Companies will vote shares held in the separate accounts in a manner consistent with voting instructions timely received from the holders of variable annuity contracts and variable life insurance policies. A signed and dated voting instruction form or other authorization by a holder that does not specify how the holder’s shares should be voted on a proposal may be deemed an instruction to vote such shares in favor of the applicable proposal. Those persons who have a voting interest at the close of business on August 10, 2006 will be entitled to submit instructions to their Participating Insurance Company. Each Participating Insurance Company will vote Variable Annuity Fund shares held in separate accounts for which no timely instructions are received from the holders of variable annuity contracts and variable life insurance policies, as well as shares it owns, in the same proportion as those shares for which such insurance company receives voting instructions.

If you hold shares through a variable annuity contract or a variable life insurance policy, and if you do not give specific voting instructions for your shares, they may not be voted at all or, as described above, they may be voted in a manner that you may not intend. Therefore, you are strongly encouraged to give your Participating Insurance Company specific instructions as to how you want your shares to be voted.

Even if you plan to attend the Meeting, we ask that you sign, date and return the enclosed voting instruction card or authorized proxies by telephone or through the Internet. This will help us ensure that an adequate number of shares are present for the Meeting to be held.

Photographic identification will be required for admission to the Meeting.

Proxy Solicitation

The cost of printing and mailing the enclosed Proxy Statement/Prospectus, accompanying Notice of Special Meeting and voting instruction card, along with postage and proxy solicitation costs will be borne by Legg Mason and will not be borne by the Funds. These costs will be borne by Legg Mason whether or not the Reorganizations are approved. Solicitation may be made by letter or telephone by officers or employees of Legg Mason, or by dealers and their representatives. Brokerage houses, banks and other fiduciaries and others may be requested to forward proxy solicitation material to the beneficial owner of shares of the applicable Fund to obtain authorization for the execution of proxies. Legg Mason will reimburse brokerage firms, custodians, banks and fiduciaries for their expenses in forwarding the Proxy Statement/Prospectus and proxy materials to the beneficial owners of each Acquired Fund’s shares. In addition, Legg Mason, on behalf of each Fund, has retained Computershare Fund Services, Inc. (“Computershare”), a proxy solicitation firm, to assist in the solicitation of proxies. It is anticipated that Computershare will be paid approximately $650,000 for such solicitation services (plus reimbursements of out-of-pocket expenses), to be borne by Legg Mason. Computershare may solicit proxies personally and by telephone.

Quorum

The chart below shows the quorum requirement for each Acquired Fund. A Fund’s shareholders may hold a meeting for that Fund if the quorum requirement for that Fund is met, regardless of whether any other Fund’s quorum requirement is met.

Acquired Fund	Quorum
Legg Mason Partners Variable Large Cap Value Portfolio	1/3 of shares entitled to vote

Legg Mason Partners Variable All Cap Portfolio	1/3 of shares entitled to vote

Legg Mason Partners Variable Growth and Income Portfolio (A)	30% of voting power entitled to vote

Legg Mason Partners Variable Growth and Income Portfolio (B)	Majority of shares entitled to vote

Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio	Majority of shares entitled to vote

Legg Mason Partners Variable Capital and Income Portfolio	Majority of shares entitled to vote

Legg Mason Partners Variable Total Return Portfolio	1/3 of shares entitled to vote

Vote Required

For each Acquired Fund, approval of a Reorganization Agreement will require, if a quorum is present at the Meeting, the affirmative vote of a majority of the outstanding voting securities of such Acquired Fund, which under applicable law means the lesser of (a) 67% or more of the voting power of the voting securities present at the Meeting, if the holders of more than 50% of the outstanding voting securities of the Acquired Fund are present at the Meeting or represented by proxy, or (b) more than 50% of the voting power of the outstanding voting securities of the Acquired Fund. Shareholders of the Acquired Funds other than Legg Mason Partners Variable Growth and Income Portfolio (A) are entitled to one vote for each share and fractional shares are entitled to proportional voting rights. Shareholders of Legg Mason Partners Variable Growth and Income Portfolio (A) are entitled to vote based on the dollar value of shares held by the shareholders on the record date, so called “dollar-weighted” voting.

Effect of Abstentions

For purposes of determining the presence of a quorum for transacting business at the Meeting, executed proxies marked as abstentions will be treated as shares that are present for quorum purposes but which have not been voted.

Adjournments

If the necessary quorum to transact business or the vote required to approve a proposal is not obtained at the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting in accordance with applicable law to permit further solicitation of proxies. Any such adjournment due to insufficient votes will require an affirmative vote by the holders of a majority of the shares present in person or by proxy and voted at the Meeting. If in the judgment of persons named as proxies, it is advisable to defer action on one or more proposals, the persons named as proxies may propose one or more adjournments of the Meeting with respect to such proposal or proposals for a reasonable period or periods. In the event of an adjournment, no further notice is needed for the Acquired Funds organized as series of Massachusetts business trusts other than an announcement at the Meeting to be adjourned. For Acquired Funds organized as Maryland corporations, a meeting may be adjourned without notice, other than announcement at the meeting, for up to 120 days after the original record date. The persons named as proxies will vote upon such adjournment in their discretion.

Future Shareholder Proposals

The Acquired Funds do not hold annual meetings of shareholders. A shareholder proposal intended to be presented at a future special meeting of shareholders of an Acquired Fund must be received at the offices of the Fund, 125 Broad Street, 10th Floor, New York, New York 10004, at a reasonable time before the Fund begins to print and mail its proxy materials. However, the Bylaws of Legg Mason Partners Variable Portfolios I, Inc. provide that, in the case of a special meeting called for the purpose of electing directors, the notice from the shareholder must be provided to the Fund not later than ten days after the meeting notice was mailed or the meeting was publicly announced. With respect to annual meetings, director nominations or business proposals generally must be submitted to the Fund 90 to 120 days prior to the first anniversary of the prior year’s annual meeting. Additionally, the Bylaws of Legg Mason Variable Portfolios III, Inc. generally provide that in order for a shareholder to present a business proposal or nominate a director at a meeting of shareholders, the shareholder must submit the proposal or nomination to the Fund at least sixty days before the meeting. Timely submission of a proposal does not guarantee that such proposal will be included in a proxy statement.

Record Date and Outstanding Shares

Only shareholders of record of each Acquired Fund at the close of business on August 10, 2006 are entitled to notice of and to vote at the Meeting and at any postponement or adjournment thereof. The chart below lists the number of shares of each class of each Acquired Fund that were outstanding and entitled to vote as of the close of business on the Record Date:

[insert chart]

To the knowledge of the Acquired Funds and the Acquiring Funds, as of August 10, 2006, except as set forth in Appendix M, no person owned beneficially or of record 5% or more of any class of an Acquired Fund’s or an Acquiring Fund’s outstanding shares.

[As of August 10, 2006, less than 1% of the outstanding shares of each class of Acquired Fund and Acquiring Fund were owned directly or beneficially in the aggregate by the Board members and officers of each Acquired Fund and each Acquiring Fund.]

LEGAL MATTERS

Certain legal matters concerning the issuance of shares of the Acquiring Funds will be passed upon by:

•	Venable LLP for Legg Mason Partners Variable Investors Portfolio and Legg Mason Partners Variable Small Cap Growth Portfolio; and

•	Willkie Farr & Gallagher LLP for Legg Mason Partners Fundamental Value Portfolio, Legg Mason Partners Variable Appreciation Portfolio and Legg Mason Partners Variable Multiple Discipline Portfolio—Balanced All Cap Growth and Value.

THE BOARDS OF THE ACQUIRED FUNDS, INCLUDING THE INDEPENDENT BOARD MEMBERS, RECOMMEND APPROVAL OF THE REORGANIZATION AGREEMENTS. ANY UNMARKED PROXIES WITHOUT INSTRUCTIONS TO THE CONTRARY WILL BE VOTED IN FAVOR OF APPROVAL OF THE RELEVANT REORGANIZATION AGREEMENT.

By order of the Boards of Directors/Trustees,

Robert I. Frenkel

Secretary

INDEX OF APPENDICES

Appendix A:	Regulatory Filing Dates for Acquired and Acquiring Funds

Appendix B:	Form of Agreement and Plan of Reorganization

Appendix C:	Purchases, Redemptions and Exchanges of Fund Shares—Other Shareholder Information

Appendix D:	Comparison of Investment Objectives, Principal Investment Strategies and Management

Appendix E:	Form of Organization

Appendix F:	Similarities and Differences in the Forms of Organization of the Acquired Funds and the Acquiring Funds

Appendix G:	Portfolio Manager Compensation

Appendix H:	Financial Highlights of Each Acquiring Fund

Appendix I:	Management’s Discussion of Fund Performance for Each Acquiring Fund

Appendix J:	Historical Performance for Each Fund

Appendix K:	Comparison of Board Composition

Appendix L:	Instructions for Signing Voting Instruction Card

Appendix M:	5% Shareholders of the Acquired and Acquiring Funds

APPENDIX A

Regulatory Filing Dates for Acquired and Acquiring Funds

Fund	Prospectus and SAI	Annual Report	Semi-Annual Report
Legg Mason Partners Variable Large Cap Value Portfolio	February 28, 2006 Filed on February 28, 2006	October 31, 2005 Filed on January 9, 2006 (Board Approval Language / Yes)	April 30, 2005 Filed on July 7, 2005 (Board Approval Language / No)

Legg Mason Partners Variable All Cap Portfolio	May 1, 2006 Filed on April 27, 2006	December 31, 2005 Filed on March 13, 2006 (Board Approval Language / Yes)	June 30, 2005 Filed on September 2, 2005 (Board Approval Language / No)

Legg Mason Partners Variable Growth and Income Portfolio (A)	February 28, 2006 Filed on February 27, 2006	October 31, 2005 Filed on January 9, 2006 (Board Approval Language / Yes)	April 30, 2006 Filed on July 7, 2006 (Board Approval Language / No)

Legg Mason Partners Variable Growth and Income Portfolio (B)	May 1, 2006 Filed on May 1, 2006	December 31, 2005 Filed on March 13, 2006 (Board Approval Language / Yes)	June 30, 2005 Filed on September 8, 2005 (Board Approval Language / No)

Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio	May 1, 2006 Filed on April 27, 2006	December 31, 2005 Filed on March 10, 2006 (Board Approval Language / Yes)	June 30, 2005 Filed on September 7, 2005 (Board Approval Language / No)

Legg Mason Partners Variable Capital and Income Portfolio	May 1, 2006 Filed on May 1, 2006	December 31, 2005 Filed on March 13, 2006 (Board Approval Language / Yes)	June 30, 2005 Filed on September 8, 2005 (Board Approval Language / No)

Legg Mason Partners Variable Total Return Portfolio	May 1, 2006 Filed on April 27, 2006	December 31, 2005 Filed on March 10, 2006 (Board Approval Language / Yes)	June 30, 2005 Filed on September 7, 2005 (Board Approval Language / No)

Legg Mason Partners Variable Investors Portfolio	May 1, 2006 Filed on April 27, 2006	December 31, 2005 Filed on March 10, 2006 (Board Approval Language / Yes)	June 30, 2005 Filed on September 2, 2005 (Board Approval Language / No)

Legg Mason Partners Variable Fundamental Value Portfolio	May 1, 2006 Filed on May 1, 2006	December 31, 2005 Filed on March 13, 2006 (Board Approval Language / Yes)	June 30, 2005 Filed on September 8, 2005 (Board Approval Language / No)

Legg Mason Partners Variable Appreciation Portfolio	May 1, 2006 Filed on May 1, 2006	December 31, 2005 Filed on March 13, 2006 (Board Approval Language / Yes)	June 30, 2005 Filed on September 8, 2005 (Board Approval Language / No)

Legg Mason Partners Variable Small Cap Growth Portfolio	May 1, 2006 Filed on April 27, 2006	December 31, 2005 Filed on March 13, 2006 (Board Approval Language / Yes)	June 30, 2005 Filed on September 6, 2005 (Board Approval Language / No)

Legg Mason Partners Variable Multiple Discipline Portfolio—Balanced All Cap Growth and Value	May 1, 2006 Filed on April 27, 2006	December 31, 2005 Filed on March 13, 2006 (Board Approval Language / Yes)	June 30, 2005 Filed on September 7, 2005 (Board Approval Language / No)

A-1

APPENDIX B

Form of Agreement and Plan of Reorganization

THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is made as of this day of , 2006, by and among [            ], a [Massachusetts business trust/Maryland corporation] (the “Acquiring Entity”), with its principal place of business at [125 Broad Street, New York, New York 10004/100 Light Street, Baltimore, Maryland 21202], on behalf of its series [name of series] (the “Acquiring Fund”), [            ], a [Massachusetts business trust/Maryland corporation] (the “Acquired Entity”), with its principal place of business at [125 Broad Street, New York, New York 10004/100 Light Street, Baltimore, Maryland 21202], [on behalf of its series [name of series]] (the “Acquired Fund”), and, solely for purposes of paragraph 10.2 hereof, Legg Mason Partners Fund Advisor, LLC.

WHEREAS, each of the Acquired Fund and the Acquiring Fund is a series or the sole series of an open-end management investment company registered pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”);

WHEREAS, it is intended that, for United States federal income tax purposes (i) the transactions contemplated by this Agreement shall qualify as a “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”) and (ii) this Agreement shall constitute a plan of reorganization within the meaning of Treasury Regulation Section 1.368-2(g);

WHEREAS, the reorganization will consist of (1) the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Acquired Fund to the Acquiring Fund in exchange solely for classes of shares of [beneficial interest/common stock] of the Acquiring Fund (the “Acquiring Fund Shares”) corresponding to the classes of outstanding shares of [beneficial interest/common stock] of the Acquired Fund (the “Acquired Fund Shares”), as described herein, (2) the assumption by the Acquiring Fund of all liabilities of the Acquired Fund, and [(3) the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund and termination of the Acquired Fund] [(3) the distribution of the Acquiring Fund Shares and any other remaining properties and assets to the shareholders of the Acquired Fund and the termination of the Acquired Fund], as provided herein (the “Reorganization”), all upon the terms and conditions hereinafter set forth in this Agreement;

[Include if Acquired Entity will have no remaining series after the Reorganization:] WHEREAS, following the Reorganization, the Acquired Entity will deregister as an investment company in accordance with the rules of the Securities and Exchange Commission (the “Commission”);]

[Include if Acquired Entity is organized in Massachusetts and will have no remaining series after the Reorganization: WHEREAS, following the effective date of its deregistration, the Acquired Entity shall voluntarily dissolve in accordance with Massachusetts law;]

WHEREAS, the Acquired Fund currently owns securities that are generally assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, the Board of [Trustees/Directors] of the Acquiring Entity (the “Acquiring Entity Board”) has determined, with respect to the Acquiring Fund, that the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquiring Fund and its shareholders and that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of this transaction;

WHEREAS, the Board of [Trustees/Directors] of the Acquired Entity (the “Acquired Entity Board”) has determined, with respect to the Acquired Fund, that the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of this transaction;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR ACQUIRING FUND SHARES, THE ASSUMPTION OF ALL ACQUIRED FUND LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED FUND

1.1 Subject to requisite approvals and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Entity, on behalf of the Acquired Fund, agrees to sell, assign, convey, transfer and deliver all of its property and assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Entity, on behalf of the Acquiring Fund, agrees in exchange therefor: (a) to deliver to the Acquired Fund the number of full and fractional Acquiring Fund Shares corresponding to each class of the Acquired Fund Shares as of the time and date set forth in paragraph 3.1, determined by dividing the value of the Acquired Fund’s net assets with respect to each class of the Acquired Fund (computed in the manner and as of the time and date set forth in paragraph 2.1) by the net asset value of one share of the corresponding class of Acquiring Fund Shares (computed in the manner and as of the time and date set forth in paragraph 2.2); and (b) to assume all liabilities of the Acquired Fund. Such transactions shall take place on a closing date as provided for in paragraph 3.1 (the “Closing Date”). [Add as appropriate: For purposes of this Agreement, the Class [ ] shares of the Acquired Fund correspond to the Class [ ] shares of the Acquiring Fund, and the term “Acquiring Fund Shares” should be read to include each such class of shares of the Acquiring Fund.]

1.2 The property and assets of the Acquired Entity, attributable to the Acquired Fund, to be sold, assigned, conveyed, transferred and delivered to and acquired by the Acquiring Entity, on behalf of the Acquiring Fund, shall consist of all assets and property of every kind and nature of the Acquired Fund, including, without limitation, all rights, receivables (including dividend, interest and other receivables), cash, cash equivalents, claims (whether absolute or contingent, known or unknown), securities, commodities and futures interests, good will and other intangible property, any deferred or prepaid expenses and all interests, rights, privileges and powers, the Acquired Fund owns at the Valuation Date (as defined in paragraph 2.1) (collectively, “Assets”). The Acquiring Entity, on behalf of the Acquiring Fund, shall assume all of the liabilities and obligations of the Acquired Fund, including, without limitation, all indemnification obligations of the Acquired Fund with respect to the current and former members of the Acquired Entity Board and officers of the Acquired Entity, whether accrued or contingent, known or unknown, existing at the Valuation Date (collectively, “Liabilities”). The Acquired Fund will sell, assign, convey, transfer and deliver to the Acquiring Entity, on behalf of the Acquiring Fund, any rights, stock dividends, or other securities received by the Acquired Fund after the Closing Date as stock dividends or other distributions on or with respect to the property and assets transferred, which rights, stock dividends, and other securities shall be deemed included in the property and assets transferred to the Acquiring Entity, on behalf of the Acquiring Fund, at the Closing Date and shall not be separately valued, in which case any such distribution that remains unpaid as of the Closing Date shall be included in the determination of the value of the assets of the Acquired Fund acquired by the Acquiring Entity on behalf of the Acquiring Fund.

1.3 The Acquired Fund will make reasonable efforts to discharge all of its known Liabilities prior to the Valuation Date.

1.4 On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all of its investment company taxable income as defined in the Code (computed without regard to any deduction for dividends paid) and realized net capital gain as defined in the Code (after deduction for any available capital loss carryover), if any, for all tax periods ending on or before the Closing Date (and treating the current taxable year as ending on the Closing Date) such that the Acquired Fund will have no tax liability under Section 852 or Section 4982 for the current and any prior tax periods.

1.5 Immediately following the actions contemplated by paragraph 1.1, the Acquired Entity shall [take such actions necessary to complete the liquidation of the Acquired Fund. To complete the liquidation, the Acquired Entity, on behalf of the Acquired Fund, shall] (a) distribute to the latter’s shareholders of record with respect to each class of Acquired Fund Shares as of the Closing Date (“Acquired Fund Shareholders”), on a pro rata basis within that class, the Acquiring Fund Shares of the corresponding class received by the Acquired Entity, on behalf of the Acquired Fund, pursuant to paragraph 1.1 [and (b) completely liquidate and dissolve in accordance with Massachusetts law] [and (b) thereafter, redeem or cancel, as the case may be, shares of the Acquired Fund in accordance with Maryland law and (c) terminate the Acquired Fund]. Such distribution [and liquidation] shall be accomplished, with respect to each class of Acquired Fund Shares, by the transfer of the corresponding Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of each class of Acquiring Fund Shares to be so credited to each corresponding class of Acquired Fund Shareholders shall, with respect to each class, be equal to the aggregate net asset value of the Acquired Fund Shares of each corresponding class owned by Acquired Fund Shareholders on the Closing Date. [All issued and outstanding Acquired Fund Shares will be canceled on the books of the Acquired Fund.] The Acquiring Fund shall not issue certificates representing any class of Acquiring Fund Shares in connection with such exchange.

1.6 Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent.

1.7 Any reporting responsibility of the Acquired Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns, or other documents with the [Securities and Exchange Commission (“Commission”)] [if already defined: Commission], any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Entity, on behalf of the Acquired Fund. [The Acquiring Entity shall fully cooperate to the extent necessary or desirable for these responsibilities to be discharged.]

[Include if the Acquired Entity is organized in Massachusetts and has no remaining series following the Reorganization: 1.8 As promptly as practicable following the Reorganization, the Acquired Entity will take all necessary action to effect its deregistration as an investment company in accordance with the rules and regulations of the Commission and shall subsequently voluntarily dissolve in accordance with the requirements of Massachusetts law.]

2. VALUATION

2.1 The value of the Assets and the amount of the Liabilities shall be determined as of the time for calculation of net asset value as set forth in the then-current prospectus for the Acquired Fund, and after the declaration of any dividends by the Acquired Fund, on the Closing Date (such time and date being hereinafter called the “Valuation Date”), computed using the valuation procedures established by the Acquired Entity Board. All computations of value and amounts shall be made by (a) State Street Bank and Trust Company, in its capacity as accounting agent for the Acquired Fund, or (b) in the case of securities subject to fair valuation, in accordance with the valuation procedures of the Acquired Entity adopted in good faith by the Acquired Entity Board. All computations of value and amounts pursuant to this paragraph 2.1 shall be subject to confirmation by the Acquiring Fund’s independent registered public accounting firm.

2.2. The net asset value per share of each class of Acquiring Fund Shares shall be determined to the nearest full cent on the Valuation Date, using the valuation procedures established by the Acquiring Entity Board. All computations of value shall be made by (a) State Street Bank and Trust Company, in its capacity as accounting agent for the Acquiring Fund, or (b) in the case of securities subject to fair valuation, in accordance with the valuation procedures of the Acquiring Entity adopted in good faith by the Acquiring Entity Board. All computations of value pursuant to this paragraph 2.2 shall be subject to confirmation by the Acquired Fund’s independent registered public accounting firm.

2.3 The number of Acquiring Fund Shares of each class to be issued in exchange for the Assets shall be determined with respect to each such class by dividing the value of the net assets with respect to each class of Acquired Fund Shares, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Fund Share of the corresponding class, determined using the same valuation procedures referred to in paragraph 2.2.

3. CLOSING AND CLOSING DATE

3.1 Subject to the terms and conditions set forth herein, the Closing Date shall be [ ], 2007, or such other date as the parties may agree. All acts taking place at the closing of the transactions provided for in this Agreement (“Closing”) shall be deemed to take place simultaneously as of the “close of business” on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time or such later time on that date as the Acquired Fund’s net asset value and/or the net asset value per share of each class of shares of the Acquiring Fund is calculated in accordance with paragraph 2.2 and after the declaration of any dividends. The Closing shall be held at the offices of [ ] or at such other time and/or place as the parties may agree.

3.2 The Acquired Entity shall direct State Street Bank and Trust Company (the “Custodian”) to transfer ownership of the Assets from the accounts of the Acquired Fund that the Custodian maintains as custodian for the Acquired Fund to the accounts of the Acquiring Fund that the Custodian maintains as custodian for the Acquiring Fund and to deliver to the

Acquiring Entity, at the Closing, a certificate of an authorized officer stating that (i) the Assets of the Acquired Fund have been so transferred as of the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets of the Acquired Fund, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.

3.3 The Acquired Entity shall direct [ ], in its capacity as transfer agent for the Acquired Fund (“Transfer Agent”), to deliver to the Acquiring Entity at the Closing a certificate of an authorized officer stating that its records contain the name and address of each Acquired Fund Shareholder and the number and percentage ownership of each outstanding class of Acquired Fund Shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall deliver to the Secretary of the Acquired Fund a confirmation evidencing that (a) the appropriate number of Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund pursuant to paragraph 1.1 prior to the actions contemplated by paragraph 1.4 and (b) the appropriate number of Acquiring Fund Shares have been credited to the accounts of the Acquired Fund Shareholders on the books of the Acquiring Fund pursuant to paragraph 1.4. At the Closing, each party shall deliver to the other party such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as the other party or its counsel may reasonably request.

3.4 In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund is impracticable (in the judgment of the Acquiring Entity Board with respect to the Acquiring Fund and the Acquired Entity Board with respect to the Acquired Fund), the Closing Date shall be postponed until the first Friday (that is also a business day) after the day when trading shall have been fully resumed and reporting shall have been restored.

4. REPRESENTATIONS AND WARRANTIES

4.1 Except as has been fully disclosed to the Acquiring Entity in Schedule 4.1 of this Agreement, the Acquired Entity, on behalf of the Acquired Fund, represents and warrants to the Acquiring Entity and the Acquiring Fund as follows:

(a) The Acquired Fund is duly established as a series of the Acquired Entity, which is a [business trust/corporation] duly organized, validly existing and in good standing under the laws of the [Commonwealth of Massachusetts/State of Maryland], with power under its [Declaration of Trust/Articles of Incorporation], as amended and/or supplemented (the “Acquired Entity Charter”), to own all of its assets and to carry on its business as it is being conducted as of the date hereof. The Acquired Entity is duly qualified to do business as a foreign [trust/corporation] in each jurisdiction in which the conduct of its business makes such qualification necessary except where the failure to so qualify would not have a material adverse effect on the condition (financial or otherwise), business, properties, net assets or results of operations of the Acquired Entity. The Acquired Entity has all necessary federal, state and local authorization to carry on its business as now being conducted and to fulfill the terms of this Agreement, except as set forth in paragraph 4.1(c).

(b) The Acquired Entity is a registered open-end management investment company, and its registration with the Commission as an investment company under the 1940 Act, and the registration of each class of Acquired Fund Shares under the Securities Act of 1933, as amended (“1933 Act”), is in full force and effect.

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as may be required under the 1933 Act, the Securities Exchange Act of 1934 (“1934 Act”), the 1940 Act, state securities laws and the Hart-Scott-Rodino Act.

(d) The current prospectus and statement of additional information of the Acquired Fund (true and correct copies of which have been delivered to the Acquiring Entity) and each prospectus and statement of additional information of the Acquired Fund used during the three (3) years prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(e) On the Closing Date, the Acquired Entity, on behalf of the Acquired Fund, will have good and marketable title to the Assets and full right, power and authority to sell, assign, convey, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for the Assets, the Acquiring Entity, on behalf of the Acquiring

Fund, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, excluding such restrictions as might arise under the 1933 Act.

(f) The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement by the Acquired Entity, on behalf of the Acquired Fund, will not result, in a material violation of [Massachusetts/Maryland] law or of the Acquired Entity Charter or the by-laws of the Acquired Entity, or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Entity, on behalf of the Acquired Fund, is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Acquired Entity, on behalf of the Acquired Fund, will not result in the acceleration of any material obligation, or the imposition of any material penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquired Entity, on behalf of the Acquired Fund, is a party or by which it is bound.

(g) All material contracts or other commitments of the Acquired Fund (other than this Agreement, certain investment contracts, including options, futures, swaps and forward contracts, the indemnification agreements of the current and former members of the Acquired Entity Board, and those contracts listed in Schedule 4.1) will terminate without liability to the Acquired Fund on or prior to the Closing Date. Each contract listed in Schedule 4.1 is a valid, binding and enforceable obligation of the Acquired Fund and, to the Acquired Fund’s knowledge, the other parties thereto (assuming due authorization, execution and delivery by the other parties thereto) and the assignment by the Acquired Fund to the Acquiring Fund of each such contract will not result in the termination of such contract, any breach or default thereunder by the Acquired Fund or the imposition of any penalty thereunder.

(h) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the Acquired Entity’s knowledge, threatened against the Acquired Entity, with respect to the Acquired Fund or any of its properties or assets, that, if adversely determined, would materially and adversely affect its financial condition or the conduct of the Acquired Fund’s business. The Acquired Entity, on behalf of the Acquired Fund, is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquired Fund’s business or the Acquired Entity’s ability to consummate the transactions herein contemplated on behalf of the Acquired Fund.

(i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquired Fund as at the last day of and for the most recently completed fiscal year of the Acquired Fund prior to the date of this Agreement, have been audited by [ ], an independent registered public accounting firm, and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements (true and correct copies of which have been furnished to the Acquiring Entity) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date and for such period in accordance with GAAP, and there are no known contingent, accrued or other liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date that are not disclosed therein. [Add if the Acquired Fund has issued a more recent semi-annual report or will issue a semi-annual report prior to closing: The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments (unaudited) of the Acquired Fund as at the last day of and for the most recently completed fiscal half year of the Acquired Fund following the date of the audited annual statements referenced above [are/will be when sent to Acquired Fund shareholders in the regular course] in accordance with GAAP consistently applied, and such statements (true and correct copies of which [have been/will be] furnished to the Acquiring Entity) [present/will present] fairly, in all material respects, the financial condition of the Acquired Fund, and all known contingent, accrued or other liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date [are/will be] disclosed therein.]

(j) Since the last day of the most recently completed fiscal year of the Acquired Fund prior to the date of this Agreement, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness for money borrowed maturing more than one year from the date such indebtedness was incurred. For the purposes of this subparagraph (j), a decline in net asset value per share of Acquired Fund Shares due to declines in market values of securities held by the Acquired Fund, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund Shares by shareholders of the Acquired Fund shall not constitute a material adverse change.

(k) On the Closing Date, all federal and other tax returns, dividend reporting forms and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof and, to the best of the Acquired Entity’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns.

(l) For each taxable year of its operation (including the current taxable year, assuming such year ends on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Subchapter M of Chapter 1 of the Code for qualification and treatment as a “regulated investment company,” has elected to be treated as such, and has been (or will be) eligible to compute and has computed (or will compute) its federal income tax under Section 852 of the Code, and on or before the Closing Date, will have distributed or will have declared dividends intended to be sufficient to distribute substantially all of (i) the excess of (x) its investment income excludible from gross income under Section 103 of the Code over (y) its deductions disallowed under Sections 265 and 171 of the Code (“net tax-exempt income”), (ii) its investment company taxable income (as defined in the Code) (computed without regard to any deduction for dividends paid) and (iii) any net capital gain (after reduction for any allowable capital loss carryover) (as defined in the Code) that has accrued or been recognized, respectively, through the Closing Date such that for all tax periods ending on or before the Closing Date (and treating the current tax year as ending on the Closing Date) the Acquired Fund will not have any tax liability under Section 852 or Section 4982.

(m) All issued and outstanding Acquired Fund Shares are, and on the Closing Date will be, duly authorized and validly and legally issued and outstanding, fully paid and non-assessable by the Acquired Entity and have been offered and sold in any state, territory or the District of Columbia in compliance in all material respects with applicable registration requirements of all applicable federal and state securities laws. All of the issued and outstanding Acquired Fund Shares will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund Shares, nor is there outstanding any security convertible into any of the Acquired Fund Shares.

(n) The Acquired Fund will review its assets to ensure that at any time after its shareholders have approved this Agreement and prior to the Closing Date its assets do not include any assets that the Acquiring Fund is not permitted, or reasonably believes to be unsuitable for it, to acquire, including without limitation any security that, prior to its acquisition by the Acquired Fund, is unsuitable for the Acquiring Fund to acquire.

(o) The execution, delivery and performance of this Agreement, and the transactions contemplated herein, have been duly authorized by all necessary action on the part of the Acquired Entity Board, on behalf of the Acquired Fund, and this Agreement constitutes a valid and binding obligation of the Acquired Entity, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(p) The combined proxy statement and prospectus (“Proxy Statement”) to be included in the Registration Statement (as defined in paragraph 5.6), insofar as it relates to the Acquired Fund, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Fund contemplated therein and on the Closing Date, will (i) not contain any statement which, at the time and in light of the circumstances under which it is made, is false or misleading with respect to any material fact, or which omits to state any material fact necessary in order to make the statements therein not false or misleading (provided that this representation and warranty shall not apply to statements in or omissions from the Proxy Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Entity for use therein) and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder. The information to be furnished by the Acquired Fund for use in registration statements and other documents filed or to be filed with any federal, state or local regulatory authority, which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

4.2 Except as has been fully disclosed to the Acquired Entity in Schedule 4.2 to this Agreement, the Acquiring Entity, on behalf of the Acquiring Fund, represents and warrants to the Acquired Entity and the Acquired Fund as follows:

(a) The Acquiring Fund is duly established as a series of the Acquiring Entity, which is a [business trust/corporation] duly organized, validly existing and in good standing under the laws of the [Commonwealth of Massachusetts/State of Maryland], with the power under its [Declaration of Trust/Articles of Incorporation], as amended and/or supplemented (the “Acquiring Entity Charter”), to own all of its assets and to carry on its business as it is being conducted as of the date hereof. The Acquiring Entity is duly qualified to do business as a foreign [trust/corporation] in each jurisdiction in which the conduct of its business makes such qualification necessary except where the failure to so qualify would not have a material adverse effect on the condition (financial or otherwise), business, properties, net assets or results of operations of the Acquiring Entity. The Acquiring Entity has all necessary federal, state and local authorization to carry on its business as now being conducted and to fulfill the terms of this Agreement except as described in paragraph 4.2(c).

(b) The Acquiring Entity is a registered open-end management investment company, and its registration with the Commission as an investment company under the 1940 Act, and the registration of each class of Acquiring Fund Shares under the 1933 Act, is in full force and effect or will be in full force and effect as of the Closing Date.

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, state securities laws and the Hart-Scott-Rodino Act.

(d) The current prospectus and statement of additional information of the Acquiring Fund (true and correct copies of which have been delivered to the Acquired Entity) and each prospectus and statement of additional information of the Acquiring Fund used during the three (3) years prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(e) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement by the Acquiring Entity, on behalf of the Acquiring Fund, will not result, in a material violation of [Massachusetts/Maryland] law or of the Acquiring Entity Charter or the by-laws of the Acquiring Entity, or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Entity, on behalf of the Acquiring Fund, is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Acquiring Entity, on behalf of the Acquiring Fund, will not result in the acceleration of any material obligation, or the imposition of any material penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Entity, on behalf of the Acquiring Fund, is a party or by which it is bound.

(f) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the Acquiring Entity’s knowledge, threatened against the Acquiring Entity, with respect to the Acquiring Fund, or any of its properties or assets, that, if adversely determined, would materially and adversely affect its financial condition or the conduct of such Acquiring Fund’s business. The Acquiring Entity, on behalf of the Acquiring Fund, is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund’s business or the Acquiring Entity’s ability to consummate the transactions herein contemplated on behalf of the Acquiring Fund.

(g) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquiring Fund as at the last day of and for the most recently completed fiscal year of the Acquiring Fund prior to the date of this Agreement, have been audited by [ ], an independent registered public accounting firm, and are in accordance with GAAP consistently applied, and such statements (true and correct copies of which have been furnished to the Acquired Entity) present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date and for such period in accordance with GAAP, and there are no known contingent, accrued or other liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date that are not disclosed therein. [Add if the Acquiring Fund has issued a more recent semi-annual report or will issue a semi-annual report prior to closing: The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments (unaudited) of the Acquiring Fund as at the last day of and for the most recently completed fiscal half year of the Acquiring Fund following the date of the audited annual statements referenced above [are/will be when sent to Acquiring Fund shareholders in the regular course] in accordance with GAAP consistently applied, and such statements (true and correct copies of which [have been/will be] furnished to the Acquired Entity) [present/will present] fairly, in all material respects, the financial condition of the Acquiring Fund, and all known contingent, accrued or other liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date [are/will be] disclosed therein.]

(h) Since the last day of the most recently completed fiscal year of the Acquiring Fund prior to the date of this Agreement, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness for money borrowed maturing more than one year from the date such indebtedness was incurred. For the purposes of this subparagraph (h), a decline in net asset value per share of Acquiring Fund Shares due to declines in market values of securities held by the Acquiring Fund, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund Shares by shareholders of the Acquiring Fund shall not constitute a material adverse change.

(i) On the Closing Date, all federal and other tax returns, dividend reporting forms and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof and, to the best of the Acquiring Entity’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns.

(j) For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Fund has met (or will meet) the requirements of Subchapter M of Chapter 1 of the Code for qualification and treatment as a “regulated investment company,” has elected to be treated as such, and has been (or will be) eligible to compute and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed (or will distribute pursuant to the provisions of Section 855 of the Code) substantially all of (i) its net tax-exempt income, (ii) its investment company taxable income (computed without regard to any deduction for dividends paid) (as defined in the Code) and (iii) any net capital gain (after reduction for any capital loss carryover) (as defined in the Code) for taxable years ending prior to the Closing Date such that for all those years the Acquiring Fund will have no tax liability under Section 852 or Section 4982.

(k) All issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, duly authorized and validly and legally issued and outstanding, fully paid and non-assessable by the Acquiring Entity and will have been offered and sold in any state, territory or the District of Columbia in compliance in all material respects with applicable registration requirements of all applicable federal and state securities laws. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares. All of the Acquiring Fund Shares to be issued and delivered to the Acquired Entity, for the account of the Acquired Fund Shareholders, pursuant to this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly and legally issued Acquiring Fund Shares and be fully paid and non-assessable by the Acquiring Entity.

(l) The execution, delivery and performance of this Agreement, and the transactions contemplated herein, have been duly authorized by all necessary action on the part of the Acquiring Entity Board, on behalf of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Entity, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(m) The Proxy Statement to be included in the Registration Statement, insofar as it relates to the Acquiring Fund and the Acquiring Fund Shares, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Fund contemplated therein and on the Closing Date, will (i) not contain any statement which, at the time and in the light of the circumstances under which it is made, is false or misleading with respect to any material fact, or which omits to state any material fact necessary to make the statements therein not false or misleading (provided that this representation and warranty shall not apply to statements in or omissions from the Proxy Statement made in reliance upon and in conformity with information that was furnished by the Acquired Entity for use therein) and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder. The information to be furnished by the Acquiring Fund for use in registration statements and other documents filed or to be filed with any federal, state or local regulatory authority, which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto.

5. COVENANTS

The Acquired Entity, on behalf of the Acquired Fund, and the Acquiring Entity, on behalf of the Acquiring Fund, respectively, hereby further covenant as follows:

5.1 The Acquired Fund and the Acquiring Fund each will operate its business in the ordinary course and shall comply in all material respects with all applicable laws, rules and regulations between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and other distributions, and any other distribution that may be advisable.

5.2 The Acquired Entity will call and hold a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3 The Acquiring Fund Shares to be acquired by the Acquired Fund hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4 The Acquired Entity, on behalf of the Acquired Fund, will assist the Acquiring Entity in obtaining such information as the Acquiring Entity reasonably requests concerning the beneficial ownership of the Acquired Fund Shares.

5.5 Subject to the provisions of this Agreement, the Acquiring Entity, on behalf of the Acquiring Fund, and the Acquired Entity, on behalf of the Acquired Fund, each will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6 The Acquiring Entity, on behalf of the Acquiring Fund, shall prepare and file a Registration Statement on Form N-14 in compliance with the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder with respect to the Reorganization (the “Registration Statement”). The Acquired Entity, on behalf of the Acquired Fund, will provide to the Acquiring Entity such information regarding the Acquired Fund as may be reasonably necessary for the preparation of the Registration Statement.

5.7 The Acquiring Entity, on behalf of the Acquiring Fund, and the Acquired Entity, on behalf of the Acquired Fund, each will use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.8 The Acquired Entity, on behalf of the Acquired Fund, will, from time to time, as and when reasonably requested by the Acquiring Entity, execute and deliver or cause to be executed and delivered all such assignments and other instruments and will take or cause to be taken such further action as the Acquiring Entity, on behalf of the Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) the Acquired Entity’s title to and possession of the Acquiring Fund Shares to be delivered hereunder and (b) the Acquiring Entity’s title to and possession of all the Assets and to otherwise to carry out the intent and purpose of this Agreement.

5.9 The Acquiring Entity, on behalf of the Acquiring Fund, will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

5.10 The Acquiring Entity shall not change the Acquiring Entity Charter, prospectus or statement of additional information so as to restrict permitted investments for the Acquiring Fund, except as required by the Commission prior to the Closing.

5.11 Prior to the Valuation Date, the Acquired Entity Board shall adopt the valuation procedures of the Acquiring Entity with respect to the Acquired Fund.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRED ENTITY

The obligations of the Acquired Entity, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at the Acquired Entity’s election, to the following conditions:

6.1 All representations and warranties of the Acquiring Entity, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

6.2 The Acquiring Entity, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Entity, on behalf of the Acquiring Fund, on or before the Closing Date.

6.3 The Acquiring Entity, on behalf of the Acquiring Fund, shall have executed and delivered an assumption of the Liabilities and all such other agreements and instruments as the Acquired Entity may reasonably deem necessary or desirable in order to vest in and confirm (a) the Acquired Fund’s title to and possession of the Acquiring Fund Shares to be delivered hereunder and (b) the Acquiring Entity’s assumption of all of the Liabilities and to otherwise to carry out the intent and purpose of this Agreement.

6.4 The Acquiring Entity, on behalf of the Acquiring Fund, shall have delivered to the Acquired Fund a certificate executed in the name of the Acquiring Entity on behalf of the Acquiring Fund, by the Acquiring Entity’s President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquired Entity and dated as of the Closing Date, as to the matters set forth in paragraphs 6.1 and 6.2 and as to such other matters as the Acquired Entity shall reasonably request.

6.5 The Acquiring Entity, on behalf of the Acquiring Fund, and the Acquired Entity, on behalf of the Acquired Fund, shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRING ENTITY

The obligations of the Acquiring Entity, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject, at the Acquiring Entity’s election, to the following conditions:

7.1 All representations and warranties of the Acquired Entity, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

7.2 The Acquired Entity, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquired Entity, on behalf of the Acquired Fund, on or before the Closing Date.

7.3 The Acquired Entity shall have delivered to the Acquiring Entity, on behalf of the Acquiring Fund, a Statement of Assets and Liabilities of the Acquired Fund as of the Closing Date, including a schedule of investments, certified by the Treasurer of the Acquired Entity on behalf of the Acquired Fund. The Acquired Entity, on behalf of the Acquired Fund, shall have executed and delivered all such assignments and other instruments of transfer as the Acquiring Entity may reasonably deem necessary or desirable in order to vest in and confirm (a) the Acquired Fund’s title to and possession of the Acquiring Fund Shares to be delivered hereunder and (b) the Acquiring Fund’s title to and possession of all the Assets and to otherwise to carry out the intent and purpose of this Agreement.

7.4 The Acquired Entity, on behalf of the Acquired Fund, shall have delivered to the Acquiring Entity a certificate executed in the name of the Acquired Entity, on behalf of the Acquired Fund, by the Acquired Entity’s President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquiring Entity and dated as of the Closing Date, as to the matters set forth in paragraphs 7.1 and 7.2 and as to such other matters as the Acquiring Entity shall reasonably request.

7.5 The Acquired Entity, on behalf of the Acquired Fund, and the Acquiring Entity, on behalf of the Acquiring Fund, shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRING ENTITY AND ACQUIRED ENTITY

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Acquired Entity, on behalf of the Acquired Fund, or the Acquiring Entity, on behalf of the Acquiring Fund, the other party to this Agreement shall be entitled on behalf of the Acquired Fund or Acquiring Fund, as applicable, at its option, to refuse to consummate the transactions contemplated by this Agreement:

8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund, in accordance with the provisions of the Acquired Entity Charter, the by-laws of the Acquired Entity, and [Massachusetts/Maryland] law, [Include for Massachusetts Acquired Entity that has no remaining series after the Reorganization: which approval shall include approval of the dissolution of the Acquired Entity under Massachusetts law], and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Entity. Notwithstanding anything herein to the contrary, neither the Acquiring Entity nor the Acquired Entity may waive the condition set forth in this paragraph 8.1.

8.2 On the Closing Date, no court or governmental agency of competent jurisdiction shall have issued any order that remains in effect and that restrains or enjoins the Acquired Entity, with respect to the Acquired Fund, or the Acquiring Entity, with respect to the Acquiring Fund, from completing the transactions contemplated by this Agreement.

8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Acquiring Entity or the Acquired Entity to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions.

8.4 The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending.

8.5 The parties shall have received the opinion of Dechert LLP, dated the Closing Date, substantially to the effect that, based upon certain facts, assumptions and representations made by the Acquired Entity, on behalf of the Acquired Fund, the Acquiring Entity, on behalf of the Acquiring Fund, and their respective authorized officers, (i) the transactions contemplated by this Agreement will constitute a reorganization within the meaning of Section 368(a) of the Code; (ii) no gain or loss will be recognized by the Acquiring Fund upon receipt of the Assets in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Acquired Fund Liabilities; (iii) the basis in the hands of the Acquiring Fund in the Assets will be the same as the basis of the Acquired Fund in the Assets immediately prior to the transfer thereof; (iv) the holding periods of the Assets in the hands of the Acquiring Fund will include the periods during which the Assets were held by the Acquired Fund (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating the holding period with respect to an asset); (v) no gain or loss will be recognized by the Acquired Fund upon the transfer of the Assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Acquired Fund Liabilities, or upon the distribution of the Acquiring Fund Shares by the Acquired Fund to its shareholders in liquidation except for gain or loss that may be recognized with respect to contracts subject to Section 1256 of the Code and/or stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code; (vi) no gain or loss will be recognized by the Acquired Fund shareholders upon the exchange of their Acquired Fund Shares for the Acquiring Fund Shares; (vii) the aggregate basis of the Acquiring Fund Shares that each Acquired Fund shareholder receives in connection with the transaction will be the same as the aggregate basis of his or her Acquired Fund Shares exchanged therefor; and (viii) an Acquired Fund shareholder’s holding period for his or her Acquiring Fund Shares will be determined by including the period for which he or she held the Acquired Fund Shares exchanged therefor, provided that he or she held the Acquired Fund Shares as capital assets. The delivery of such opinion is conditioned upon the receipt by Dechert LLP of representations it shall request of the Acquiring Entity and the Acquired Entity. Notwithstanding anything herein to the contrary, neither the Acquiring Entity nor the Acquired Entity may waive the condition set forth in this paragraph 8.5.

8.6 The Acquiring Entity, on behalf of the Acquiring Fund, shall have received on the Closing Date an opinion of [Acquired Fund Counsel], in a form reasonably satisfactory to the Acquiring Entity, and dated as of the Closing Date, substantially to the effect that, based upon certain facts and certifications made by the Acquired Entity, on behalf of the Acquired Fund, and its authorized officers: (a) the Acquired Entity is a [business trust/corporation] existing under the laws of the [Commonwealth of Massachusetts/State of Maryland]; (b) the Acquired Entity, with respect to the Acquired Fund, has the [power as a business trust/corporate power] to carry on its business as an open-end investment company registered under the 1940 Act; (c) this Agreement has been duly authorized, executed and, so far as known to such counsel, delivered by the Acquired Entity, on behalf of the Acquired Fund, and assuming due authorization, execution and delivery of this Agreement by the Acquiring Entity, on behalf of the Acquiring Fund, constitutes a valid and legally binding obligation of the Acquired Entity, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject to applicable bankruptcy, insolvency, fraudulent conveyance, reorganization, moratorium and laws of general applicability relating to or affecting creditors’ rights and to general equity principles (whether in a proceeding under equity or at law); provided that such counsel shall be entitled to state that it expresses no opinion with respect to the validity, binding effect or enforceability of any contractual provisions purporting to provide indemnification of any person for any claims, damages, liabilities or expenses which may be limited by any applicable federal or state securities laws or as a matter of public policy; (d) the execution and delivery of this Agreement did not, and the transfer of the Assets for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Liabilities pursuant to this Agreement will not, violate the Acquired Entity Charter or the by-laws of the Acquired Entity or any contracts or other documents known to [Acquired Fund Counsel] which can affect the rights or obligations of the Acquired Entity; (e) to the knowledge of such counsel, all regulatory or court consents, authorizations, approvals, orders or filings required to be obtained or made by the Acquired Entity, on behalf of the Acquired Fund, under the federal laws of the United States or the laws of the [Commonwealth of Massachusetts/State of Maryland] for the transfer of the Assets for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Liabilities pursuant to this Agreement have been obtained or made, except such as may be required under state securities or blue sky laws as to which such counsel need express no opinion; and (f) to the knowledge of such counsel, and without any independent investigation, other than as disclosed on the schedule provided by the Acquired Entity pursuant to paragraph 4.1 of this Agreement, the Acquired Fund is not subject to any litigation or administrative proceeding that could reasonably be expected to have a materially adverse effect on the operations of the Acquired Fund. Such opinion may state that it is solely for the benefit of the Acquiring Entity and the Acquiring Entity Board. Such opinion may contain such assumptions and limitations as shall be in the opinion of [Acquired Fund Counsel] appropriate to render the opinions expressed therein. Such opinion also shall include such other matters incident to the transactions contemplated hereby as the Acquiring Entity, on behalf of the Acquiring Fund, may reasonably request. With respect to all matters of [Massachusetts/Maryland] law, such counsel shall be entitled to state that, with the approval of the Acquiring Entity, they have relied on the opinion of [            ] and that their opinion is subject to the same assumptions, qualifications and limitations with respect to such matters as are contained in the opinion of [            ].

8.7 The Acquired Entity, on behalf of the Acquired Fund, shall have received on the Closing Date an opinion of [Acquiring Fund Counsel], in a form reasonably satisfactory to the Acquired Entity, and dated as of the Closing Date, substantially to the effect that, based upon certain facts and certifications made by the Acquiring Entity, on behalf of the Acquiring Fund and its authorized officers: (a) the Acquiring Entity is a [business trust/corporation] existing under the laws of the [Commonwealth of Massachusetts/State of Maryland]; (b) the Acquiring Entity, with respect to the Acquiring Fund, has the [power as a business trust/corporate power] to carry on its business as an open-end investment company registered under the 1940 Act; (c) this Agreement has been duly authorized, executed and, so far as is known to such counsel, delivered by the Acquiring Entity, on behalf of the Acquiring Fund, and assuming due authorization, execution and delivery of this Agreement by the Acquired Entity, on behalf of the Acquired Fund, constitutes a valid and legally binding obligation of the Acquiring Entity, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject to applicable bankruptcy, insolvency, fraudulent conveyance, reorganization, moratorium and laws of general applicability relating to or affecting creditors’ rights and to general equity principles (whether in a proceeding under equity or at law); provided that such counsel shall be entitled to state that it expresses no opinion with respect to the validity, binding effect or enforceability of any contractual provisions purporting to provide indemnification of any person for any claims, damages, liabilities or expenses which may be limited by any applicable federal or state securities laws or as a matter of public policy; (d) the execution and delivery of this Agreement did not, and the issuance of the Acquiring Fund Shares and the assumption of the Liabilities in exchange for the transfer of the Assets pursuant to this Agreement will not, violate the Acquiring Entity Charter or the by-laws of the Acquiring Entity or any contracts or other documents known to [Acquiring Fund Counsel] which can affect the rights and obligations of the Acquiring Entity; (e) to the knowledge of such counsel, all regulatory or court consents, authorizations, approvals, orders or filings required to be obtained or made by the Acquiring Entity, on behalf of the Acquiring Fund, under the federal laws of the United States or the laws of the [Commonwealth of Massachusetts/State of Maryland] with respect to the issuance of the Acquiring Fund Shares and the assumption of the Liabilities in exchange for the transfer of the Assets pursuant to this Agreement have been obtained or made, except such as may be required under state securities or blue sky laws, as to which such counsel need express no opinion; and (f) to the knowledge of such counsel, and without any independent investigation, other than as disclosed on the schedule provided by the Acquiring Entity pursuant to paragraph 4.2 of this Agreement, the Acquiring Fund is not subject to any litigation or administrative proceeding that could reasonably be expected to have a materially adverse effect on the operations of the Acquiring Fund. Such opinion may state that it is solely for the benefit of the Acquired Entity and the Acquired Entity Board. Such opinion may contain such assumptions and limitations as shall be in the opinion of [Acquiring Fund Counsel] appropriate to render the opinions expressed therein. Such opinion also shall include such other matters incident to the transactions contemplated hereby as the Acquired Entity, on behalf of the Acquired Fund, may reasonably request. With respect to all matters of [Massachusetts/Maryland] law, such counsel shall be entitled to state that, with the approval of the Acquired Entity, they have relied on the opinion of [            ] and that their opinion is subject to the same assumptions, qualifications and limitations with respect to such matters as are contained in the opinion of [            ].

8.8 The Assets will include no assets which the Acquiring Fund, by reason of limitations contained in the Acquiring Entity Charter or in investment restrictions in effect on the Closing Date, may not properly acquire.

9. INDEMNIFICATION

9.1 The Acquiring Entity, out of the Acquiring Fund’s assets and property (including any amounts paid to the Acquiring Fund pursuant to any applicable liability insurance policies or indemnification agreements) agrees to indemnify and hold harmless the Acquired Entity and the members of the Acquired Entity Board and its officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquired Entity and those board members and officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on (a) any breach by the Acquiring Entity, on behalf of the Acquiring Fund, of any of its representations, warranties, covenants or agreements set forth in this Agreement or (b) any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to be committed by the Acquiring Entity or the members of the Acquired Entity Board or its officers prior to the Closing Date, provided that such indemnification by the Acquiring Entity is not (i) in violation of any applicable law or (ii) otherwise prohibited as a result of any applicable order or decree issued by any governing regulatory authority or court of competent jurisdiction.

9.2 The Acquired Entity, out of the Acquired Fund’s assets and property (including any amounts paid to the Acquired Fund pursuant to any applicable liability insurance policies or indemnification agreements) agrees to indemnify and hold harmless the Acquiring Entity and the members of the Acquiring Entity Board and its officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquiring Entity and those board members and officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on (a) any breach by the Acquired Entity, on behalf of the Acquired Fund, of any of its representations, warranties, covenants or agreements set forth in this Agreement or (b) any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to be committed by the Acquired Entity or the members of the Acquired Entity Board or its officers prior to the Closing Date, provided that such indemnification by the Acquired Entity is not (i) in violation of any applicable law or (ii) otherwise prohibited as a result of any applicable order or decree issued by any governing regulatory authority or court of competent jurisdiction.

10. BROKER FEES AND EXPENSES

10.1 The Acquiring Entity, on behalf of the Acquiring Fund, and the Acquired Entity, on behalf of the Acquired Fund, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

10.2 [If this Agreement relates to the Reorganization of a Legg Mason Partners or Salomon Brothers Fund: Legg Mason Partners Fund Advisor, LLC will pay the printing, proxy solicitation, mailing and postage costs of the Reorganization. Additional costs, including expenses related to the preparation and filing of the Registration Statement, legal fees and auditor fees, shall be divided equally between Legg Mason Partners Fund Advisor, LLC, on the one hand, and the Acquiring Entity and the Acquired Entity, on the other hand. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code or would prevent the Reorganization from qualifying as a tax-free reorganization.]

10.2 [If this Agreement relates to the Reorganization of a Legg Mason Fund: Legg Mason Partners Fund Advisor, LLC will pay all the costs of the Reorganization. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code or would prevent the Reorganization from qualifying as a tax-free reorganization.]

11. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

11.1 The Acquiring Entity and the Acquired Entity agree that neither party has made any representation, warranty or covenant, on behalf of either the Acquiring Fund or the Acquired Fund, respectively, not set forth herein and that this Agreement constitutes the entire agreement between the parties.

11.2 The covenants to be performed after the Closing by both the Acquiring Entity and the Acquired Entity, and the obligations of the Acquiring Entity, on behalf of the Acquiring Fund, in Article 9, shall survive the Closing. All other representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder and shall terminate on the Closing.

12. TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned at any time prior to the Closing Date by resolution of either the Acquiring Entity Board or the Acquired Entity Board, if circumstances should develop that, in the opinion of that Board, make proceeding with the Agreement inadvisable with respect to the Acquiring Fund or the Acquired Fund, respectively. Any such termination resolution to be effective shall be promptly communicated to the other party and, in any event, prior to the Closing Date.

13. AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Acquired Entity and the Acquiring Entity; provided, however, that following the meeting of the Acquired Fund shareholders called by the Acquired Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to Acquired Fund shareholders under this Agreement to the detriment of such shareholders without their further approval.

14. NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, electronic delivery (i.e., e-mail), personal service or prepaid or certified mail addressed to the Acquiring Entity or the Acquired Entity, at its address set forth in the preamble to this Agreement, in each case to the attention of its President.

15. HEADINGS; COUNTERPARTS; GOVERNING LAW; SEVERABILITY; ASSIGNMENT; LIMITATION OF   LIABILITY

15.1 The Article headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

15.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

15.3 This Agreement shall be governed by and construed and interpreted in accordance with the internal laws of the State of New York.

15.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

Add the following provision if any party is a Mass. business trust:

[15.5 The [Acquired Entity Charter] [Acquiring Entity Charter] is [are] on file with the Secretary of State of the Commonwealth of Massachusetts. Consistent with the [Acquired Entity Charter] [Acquiring Entity Charter], the obligations of the [Acquired Entity] [Acquiring Entity] with respect to the [Acquired Fund] [Acquiring Fund] entered into in the name or on behalf the [Acquired Entity] [Acquiring Entity] by any of its Trustees, officers, employees or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, officers, employees, agents or shareholders of the [Acquired Entity] [Acquiring Entity], personally, but bind only the assets of the [Acquired Entity] [Acquiring Entity] belonging to the [Acquired Fund] [Acquiring Fund], and all persons dealing with any series or funds of [Acquired Entity]

[Acquiring Entity] must look solely to the assets of the [Acquired Entity] [Acquiring Entity] belonging to such series or fund for the enforcement of any claims against the [Acquired Entity] [Acquiring Entity].

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its duly authorized officer.

[ACQUIRING ENTITY], on behalf of its series [ACQUIRING FUND]			[ACQUIRED ENTITY], on behalf of its series [ACQUIRED FUND]

By:		By:
	Name:		Name:
	Title:		Title:

Solely for purposes of paragraph 10.2 of this Agreement:

LEGG MASON PARTNERS FUND ADVISOR, LLC

By:
Name:
Title:

SCHEDULE 4.1

SCHEDULE 4.2

APPENDIX C

Purchases, Redemptions and Exchanges of Fund Shares—

Other Shareholder Information

This section describes the classes of shares that the Acquiring Funds will make available after the Reorganizations are effected and how shareholders may buy and sell Fund shares. It also describes how the funds value their securities and the Funds’ policies on frequent trading of Fund shares.

SHARE TRANSACTIONS

Availability of the fund

Individuals may not purchase shares directly from the fund. You should read the prospectus for your insurance company’s variable contract to learn how to purchase a variable contract based on the fund.

The fund may sell its shares directly to separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance contracts and to certain qualified pension and retirement plans. The variable insurance products and qualified plans may or may not make investments in the fund described in this proxy/prospectus. Shares of the fund are sold at net asset value.

The interests of different variable insurance products and qualified plans investing in the fund could conflict due to differences of tax treatment and other considerations. The fund currently does not foresee any disadvantages to investors arising from the fact that the fund may offer its shares to different insurance company separate accounts that serve as the investment medium for their variable annuity and variable life products and to qualified plans. Nevertheless, the Board of Directors of the fund intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more insurance companies’ separate accounts or qualified plans might be required to withdraw their investments in the fund and shares of another fund may be substituted.

In addition, the sale of shares may be suspended or terminated if required by law or regulatory authority or if it is in the best interests of the fund’s shareholders. The fund reserves the right to reject any specific purchase order.

Certain funds also offer Class II shares, which are subject to a distribution fee and are offered through a separate prospectus to separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance contracts and to certain qualified pension and retirement plans.

Certain insurance companies may have selected, and the distributors may have made available, fund share classes with service and distribution related fees that are higher than other available share classes. As a result of any higher fees paid by investors in such share classes, the amount of fees that may otherwise need to be paid by the distributors or their affiliates to such insurance company would decrease.

Redemption of shares

Redemption requests may be placed by separate accounts of participating insurance companies and by qualified plans. The redemption price of the shares of the fund will be the net asset value next determined after receipt by the fund or its agent of a redemption request in good order. The value of redeemed shares may be more or less than the price paid for the shares. Sales proceeds will normally be forwarded by bank wire to the selling insurance company or qualified plan on the next business day after receipt of a redemption request in good order but in no event later than 7 days following receipt of instructions. The fund may suspend sales or postpone payment dates during any period in which any of the following conditions exist:

•	The New York Stock Exchange (the “NYSE”) is closed;

•	Trading on the NYSE is restricted;

•	An emergency exists as a result of which disposal by the fund of securities is not reasonably practicable or it is not reasonably practicable for the fund to fairly determine the value of its net assets; or

•	As permitted by an Securities and Exchange Commission (“SEC”) order in extraordinary circumstances.

Frequent purchases and sales of fund shares

Frequent purchases and redemptions of mutual fund shares may interfere with the efficient management of a fund’s portfolio by its portfolio manager, increase portfolio transaction costs, and have a negative effect on a fund’s long-term shareholders. For example, in order to handle large flows of cash into and out of a fund, the portfolio manager may need to allocate more assets to cash or other short-term investments or sell securities, rather than maintaining full investment in securities selected to achieve the fund’s investment objective. Frequent trading may cause a fund to sell securities at less favorable prices. Transaction costs, such as brokerage commissions and market spreads, can detract from the fund’s performance. In addition, the return received by long term shareholders may be reduced when trades by other shareholders are made in an effort to take advantage of certain pricing discrepancies, when, for example, it is believed that the fund’s share price, which is determined at the close of the NYSE on each trading day, does not accurately reflect the value of the fund’s portfolio securities. Funds investing in foreign securities have been particularly susceptible to this form of arbitrage, but other funds could also be affected.

Because of the potential harm to the fund and its long-term shareholders, the Board of Directors/Trustees (the “Board”) of the fund (the “Board”) has approved policies and procedures that are intended to discourage and prevent excessive trading and market timing abuses through the use of various surveillance techniques. Under these policies and procedures, the fund may limit additional exchanges or purchases of fund shares by shareholders who are believed by the manager to be engaged in these abusive trading activities. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging, or similar activities that may nonetheless result in frequent trading of fund shares. For this reason, the Board has not adopted any specific restrictions on purchases and sales of fund shares, but the fund reserves the right to reject any exchange or purchase of fund shares with or without prior notice to the account holder. In cases where surveillance of a particular account establishes what the manager believes to be obvious market timing, the manager will seek to block future purchases and exchanges of fund shares by that account.

Where surveillance of a particular account indicates activity that the manager believes could be either abusive or for legitimate purposes, the fund may permit the account holder to justify the activity.

The fund’s shares are offered exclusively to insurance company separate accounts that fund certain insurance contracts, and insurance companies typically hold shares for a number of insurance contracts in a single account. Although the policies and procedures discussed above apply to any account, including such insurance companies separate accounts, the fund’s ability to monitor trading in these accounts may be severely limited due to the lack of access to an individual investor’s trading activity when orders are placed through these types of accounts. There may also be operational and technological limitations on the ability of the fund’s service providers to identify or terminate frequent trading activity within the various types of omnibus accounts.

The fund’s policies and procedures also require personnel such as portfolio managers and investment staff to report any abnormal or otherwise suspicious investment activity, and prohibits short-term trades by such personnel for their own account in mutual funds managed by the manager and its affiliates, other than money market funds. Additionally, the fund has adopted policies and procedures to prevent the selective release of information about its portfolio holdings, as such information may be used for market timing and similar abusive practices.

The fund’s policies and procedures provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the Board reserves the right, with notification to shareholders, to modify these or adopt additional policies and restrictions in the future. Shareholders should be aware, however, that any surveillance techniques currently employed by the funds or other techniques that may be adopted in the future, may not be effective, particularly where the trading takes place through certain types of omnibus accounts. As noted above, if the fund is unable to detect and deter trading abuses, its performance, and long-term shareholders, may be harmed. In addition, because the fund has not adopted any specific limitations or restrictions on the trading of fund shares, shareholders may be harmed by the extra costs and portfolio management inefficiencies that result from frequent trading of fund shares, even when the trading is not for abusive purposes. The fund will provide advance notice to its shareholders and prospective investors of any specific restrictions on the trading of fund shares that the Board may adopt in the future.

Share price

The price of fund shares is based on the fund’s net asset value. The fund’s net asset value is the value of its assets minus its liabilities. The fund calculates its net asset value every day the NYSE is open and when regular trading closes on the NYSE (normally 4:00 p.m., Eastern time).

The Board has approved procedures to be used to value the fund’s securities for the purposes of determining the fund’s net asset value. The valuation of the securities of the fund is determined in good faith by or under the direction of the Board. The Board has delegated certain valuation functions for the fund to the manager.

The fund generally values its securities based on market prices determined at the close of regular trading on the NYSE. The fund’s currency valuations, if any, are done as of when the London stock exchange closes, which is usually at 12 noon Eastern time. For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third party pricing vendors approved by the fund’s Board using a variety of pricing techniques and methodologies. The market price for debt obligations is generally the price supplied by an independent third party pricing service approved by the fund’s board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If vendors are unable to supply a price, or if the price supplied is deemed by the manager to be unreliable, the market price may be determined using quotations received from one or more brokers/dealers that make a market in the security.

When such prices or quotations are not available, or when the manager believes that they are unreliable, the manager will price securities using fair value procedures approved by the Board. Funds that invest in securities that may be thinly traded, for which market quotations may not be readily available or may be unreliable—such as securities of small capitalization companies, securities of issuers located in emerging markets or high yield securities (junk bonds)—may use the fair valuation procedures more frequently than funds that invest primarily in securities that are more liquid—such as securities of large capitalization domestic issuers. A fund may also use fair value procedures if its manager determines that a significant event has occurred between the time at which a market price is determined and the time at which the fund’s net asset value is calculated. In particular, the value of foreign securities may be materially affected by events occurring after the close of the market on which they are valued, but before the fund prices its shares. The fund uses a fair value model developed by an independent third party pricing service to price foreign equity securities on days when there is a certain percentage change in the value of a domestic equity security index, as such percentage may be determined by the manager from time to time.

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its net asset value.

A fund may invest in securities that are listed on foreign exchanges that trade on weekends and other days when the fund does not price its shares. Therefore, the value of the fund’s shares may change on days when you will not be able to purchase or redeem the fund’s shares.

In order to buy, redeem or exchange shares at that day’s price, an insurance company separate account or a qualified plan, as agent for the fund, must receive the orders from its underlying account holders before the NYSE closes. If the NYSE closes early, the orders must be received prior to the actual closing time. Otherwise, the investor will receive the next business day’s price. The insurance company separate account or qualified plan must then transmit orders received prior to the NYSE close to the fund’s transfer agent before the transfer agent’s close of business.

Distributions and taxes

The fund has elected to be treated, and intends to qualify each year, as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. In order to qualify to be taxed as a regulated investment company, the fund must meet certain income and diversification tests and distribution requirements. As a regulated investment company meeting these requirements, the fund will not be subject to federal income tax on its net investment income and net capital gains that it distributes to its shareholders. All income and capital gain distributions are automatically reinvested in additional shares of the fund at net asset value and are includable in gross income of the separate accounts holding such shares. See the accompanying contract prospectus for information regarding the federal income tax treatment of distributions to the separate accounts and to holders of the contracts.

Participating insurance companies should consult their tax advisors about federal, state and local tax consequences.

APPENDIX D

Comparison of Investment Objectives, Principal Investment Strategies and Management

The following chart lists the investment objective, principal investment policies, manager and when applicable sub-adviser and portfolio manager(s). The chart provides a side-by-side comparison for shareholders of the applicable Acquired Funds. For a more detailed analysis, including risk factors, please review the section “Comparison of Investment Objectives, Strategies and Principal Risks of Investing in the Funds” in the Proxy Statement/Prospectus.

Legg Mason Partners Variable Investors Portfolio and Legg Mason Partners Variable Large Cap Value Portfolio

	Legg Mason Partners Variable Investors Portfolio (Acquiring Fund)	Legg Mason Partners Variable Large Cap Value Portfolio (Acquired Fund)
Investment Objective(s)	The primary investment objective of the Fund is to seek long-term growth of capital. Current income is a secondary objective.	Long-term growth of capital, with current income a secondary objective.

Principal Investment Policies

The Fund invests primarily in common stocks of established U.S. companies. The Fund may also invest in other equity securities. To a lesser degree, the Fund invests in income producing securities such as debt securities. The Fund may also invest up to 20% of its net assets in securities of foreign issuers and 5% of its assets in non-convertible securities rated below investment grade or, if unrated, an equivalent quality determined by the manager.

The Fund is diversified.

The Fund invests at least 80% of assets in equity securities of U.S. companies with large market capitalizations. Large capitalization companies are defined by the Fund as those companies with market capitalizations similar to companies in the Russell 1000 Index. Securities of companies whose market capitalizations no longer meet this definition after purchased by the Fund still will be considered securities of large capitalization companies for purposes of the Fund’s 80% investment policy.

The Fund is diversified.

Principal Investment Strategies

The manager emphasizes individual security selection while diversifying the Fund’s investments across industries, which may help to reduce risk. The manager focuses on established large capitalization companies (over $5 million in market capitalization), seeking to identify those companies with favorable valuations and attractive growth potential. The manager employs fundamental analysis to analyze each company in detail, ranking its management, strategy and competitive market position. In selecting individual companies for investment, the manager looks for:

1. Share prices that appear to be temporarily oversold or do not reflect positive company developments;

2. Share prices that appear to undervalue the company’s assets, particularly on a sum-of-the-parts basis;

3. Special situations including corporate events, changes in management, regulatory changes or turnaround situations; and

The manager emphasizes individual security selection while diversifying the Fund’s investments across industries, which may help to reduce risk. The manager focuses on established large capitalization companies, seeking to identify those companies with favorable valuations and attractive growth potential. The manager employs fundamental analysis to analyze each company in detail, ranking its management, strategy and competitive market position. In selecting individual companies for investment, the manager looks for:

1. Share prices that appear to be temporarily oversold or do not reflect positive company developments;

2. Share prices that appear to undervalue the company’s assets, particularly on a sum-of-the-parts basis;

3. Special situations including corporate events, changes in management, regulatory changes or turnaround situations;

	Legg Mason Partners Variable Investors Portfolio (Acquiring Fund)	Legg Mason Partners Variable Large Cap Value Portfolio (Acquired Fund)
	Company specific items such as competitive market position, competitive products and services, experienced management team and stable financial conditions.	Company specific items such as competitive market position, competitive products and services, experienced management team and stable financial condition

Investment Manager/Sub-Adviser	Investment Manager: Legg Mason Partners Fund Advisor, LLC Sub-Adviser: CAM North America, LLC	Investment Manager: Legg Mason Partners Fund Advisor, LLC Sub-Adviser: CAM North America, LLC

Portfolio Managers	Mark J. McAllister Robert Feitler	Mark J. McAllister Robert Feitler

Legg Mason Partners Variable Fundamental Value Portfolio and Legg Mason Partners Variable All Cap Portfolio

	Legg Mason Partners Variable Fundamental Value Portfolio (Acquiring Fund)	Legg Mason Partners Variable All Cap Portfolio (Acquired Fund)
Investment Objective(s)	Long-term capital growth. Current income is a secondary consideration.	Capital appreciation through investments in securities which the manager believes have above-average capital appreciation potential.

Principal Investment Policies

The Fund invests primarily in common stocks and common stock equivalents of companies the manager believes are undervalued in the marketplace. While the manager selects investments primarily for their capital appreciation potential, secondary consideration is given to a company’s dividend record and the potential for an improved dividend return.

The Fund generally invests in securities of large, well-known companies but may also invest a significant portion of its assets in securities of small to medium-sized companies when the manager believes smaller companies offer more attractive value opportunities.

The Fund may invest up to 35% of its assets in convertible bonds and preferred stock, warrants and interest paying debt securities. Up to 10% of the Fund’s assets may be invested in below investment grade bonds (junk bonds).

The Fund is diversified.

The Fund invests primarily in common stocks and common stock equivalents, such as preferred stocks and securities convertible into common stocks, of companies the manager believes are undervalued in the marketplace. While the manager selects investments primarily for their capital appreciation potential, secondary consideration is given to a company’s dividend record and the potential for an improved dividend return.

The Fund generally invests in securities of large well-known companies but may also invest a significant portion of its assets in securities of small to medium-sized companies when the manager believes small companies offer more attractive value opportunities.

The Fund may invest in investment grade fixed income securities and convertible debt securities. The Fund may invest up to 20% of its assets in non-convertible debt securities rated below investment grade, or if unrated, of equivalent quality as determined by the manager. The Fund may also invest up to 20% of its assets in securities of foreign issuers. The Fund may also invest in non-dividend paying stocks.

The Fund is non-diversified.

Principal Investment Strategies	The manager employs a 2-step stock selection process in its search for undervalued stocks of temporarily out-of-favor companies. First, the manager uses proprietary models and fundamental research to try to identify stocks	The manager employs a 2-step stock selection process in its search for undervalued stocks or temporarily out-of-favor companies. First, the manager uses proprietary models and fundamental research to try to identify stocks

	Legg Mason Partners Variable Fundamental Value Portfolio (Acquiring Fund)	Legg Mason Partners Variable All Cap Portfolio (Acquired Fund)

that are underpriced in the market relative to their fundamental value. Next, the manager looks for a positive catalyst in the company’s near term outlook which the manager believes will accelerate earnings or improve the value of the company’s assets. The manager also emphasizes companies in those sectors of the economy which the manager believes are undervalued relative to other sectors.

When evaluating an individual stock, the manager looks for: (1) low market valuations measured by the manager’s valuation models; and (2) positive changes in earnings prospects because of factors such as new, improved or unique products and services; new or rapidly expanding markets for the company’s products; new management; changes in the economic financial, regulatory or political environment particularly affecting the company; effective research, product development and marketing; and business strategy not yet recognized by the marketplace.

that are underpriced in the market relative to their fundamental value. Next, the manager looks for a positive catalyst in the company’s near term outlook which the manager believes will accelerate earnings or improve the value of the company’s assets. The manager also emphasizes companies in those sectors of the economy which the manager believes are undervalued relative to other sectors.

When evaluating an individual stock, the manager looks for: (1) low market valuations measured by the manager’s valuation models; and (2) positive changes in earnings prospects because of factors such as new, improved or unique products and services; new or rapidly expanding markets for the company’s products; new management; changes in the economic financial, regulatory or political environment particularly affecting the company; effective research, product development and marketing; and business strategy not yet recognized by the marketplace.

Investment Manager/Sub-Adviser	Investment Manager: Legg Mason Partners Fund Advisor, LLC Sub-Adviser: CAM North America, LLC	Investment Manager: Legg Mason Partners Fund Advisor, LLC Sub-Adviser: CAM North America, LLC

Portfolio Managers	John Goode	John Goode, Peter Hable

Legg Mason Partners Variable Appreciation Portfolio and Legg Mason Partners Variable Growth and Income (A) Portfolio

	Legg Mason Partners Variable Appreciation Portfolio (Acquiring Fund)	Legg Mason Partners Variable Growth and Income Portfolio (A) (Acquired Fund)
Investment Objective(s)	Long-term appreciation of capital	Reasonable growth and income

Principal Investment Policies

The Fund invests primarily in equity securities of U.S. companies. The Fund typically invests in medium and large cap companies, but may invest in small caps.

The Fund may invest up to 35% in debt securities and money market instruments for cash management or other purposes.

The Fund may invest up to 10% of its net assets in securities of foreign issuers directly or in the form of American Depositary Receipts, European Depositary Receipts or similar securities representing interests in common stock of foreign issuers.

The Fund may use derivatives as a hedge, as a cash flow management technique or as a substitute for buying and selling securities.

The Fund invests principally in equity stocks, including convertibles, that pay dividend and income, with an emphasis on large cap stocks. It may also invest for potential appreciation. Convertible investments may be in junk bonds.

The manager seeks to construct an investment portfolio whose weighted average market capitalization is similar to the S&P 500 Index.

The Fund may invest in derivatives as a hedge, to manage cash flow, as a substitute for direct investment or for leverage.

The Fund may sell securities short.

The Fund may invest up to 20% of its assets in foreign securities, including those of issuers in emerging market countries.

	Legg Mason Partners Variable Appreciation Portfolio (Acquiring Fund)	Legg Mason Partners Variable Growth and Income Portfolio (A) (Acquired Fund)
The Fund may engage in frequent portfolio turnover. The Fund is diversified.

The Fund intends to be substantially fully invested but may maintain a portion of its assets (not more than 10% in cash or money markets) to meet redemptions.

The Fund will not invest in tobacco or alcohol manufacturers.

The Fund is diversified.

Principal Investment Strategies

The manager selects individual companies and looks to invest in a strong core of growth and value stocks, consisting primarily of blue-chip companies that dominate their industries. The Fund may also invest in companies with prospects for sustained earnings growth and/or a cyclical earnings record. Criteria include: strong or improving balance sheets; industry leadership; effective management teams focused on shareholder returns; past growth records; future earnings prospects; technological innovation; general market and economic factors; and current yield or potential for dividend growth.

The fund invests primarily in companies with unrecognized or undervalued assets or earnings power, with a catalyst that will unlock these values and companies with superior demonstrated and expected growth characteristics available at a reasonable price.

The manager emphasizes individual security selection while spreading the fund’s investments among industries and sectors for broad market exposure.

The manager uses fundamental analysis to identify high-quality companies and then considers whether the stocks are relatively over- or under-valued. The manager also looks for a catalyst for stock price appreciation, such as good management, positive changes in strategy or improvement in the company’s competitive position. The manager favors companies with above-average dividend yields.

Investment Manager/Sub-Adviser	Investment Manager: Legg Mason Partners Fund Advisor, LLC Sub-Adviser: CAM North America, LLC	Investment Manager: Legg Mason Partners Fund Advisor, LLC Sub-Adviser: CAM North America, LLC

Portfolio Managers	Harry D. Cohen; Scott D. Glasser	Michael Kagan

Legg Mason Partners Variable Appreciation Portfolio and Legg Mason Partners Variable Growth and Income Portfolio (B) (formerly Salomon)

	Legg Mason Partners Variable Appreciation Portfolio (Acquiring Fund)	Legg Mason Partners Variable Growth and Income Portfolio (B) (Acquired Fund)
Investment Objective(s)	Long-term appreciation of capital	Income and long-term capital growth.

Principal Investment Policies

The Fund invests primarily in equity securities of U.S. companies. The Fund typically invests in medium and large cap companies, but may invest in small caps.

The Fund may invest up to 35% in debt securities and money market instruments for cash management or other purposes.

The Fund may invest up to 10% of its net assets in securities of foreign issuers directly or in the form of American Depositary Receipts, European Depositary Receipts or similar securities representing interests in common stock of foreign issuers.

The Fund emphasizes U.S. stocks with large market capitalizations. The Fund invests primarily in equity securities, including convertible securities, that provide dividend or interest income. It may also invest in non-income producing stocks for potential appreciation and in junk bonds. Return will be comprised of capital appreciation and dividends with a mixture of growth and value stocks.

The fund may invest up to 10% of its net assets in securities of foreign issuers directly or in the form of American Depositary Receipts, European Depositary Receipts or similar securities representing interests in common stock of foreign issuers.

	Legg Mason Partners Variable Appreciation Portfolio (Acquiring Fund)	Legg Mason Partners Variable Growth and Income Portfolio (B) (Acquired Fund)

The Fund may use derivatives as a hedge, as a cash flow management technique or as a substitute for buying and selling securities.

The Fund may engage in frequent portfolio turnover.

The Fund is diversified.

The Fund may invest up to 10% of its assets in other investment vehicles.

The Fund may use derivatives as a hedge, as a cash flow management technique or as a substitute for buying and selling securities.

The Fund may engage in frequent portfolio turnover.

The Fund is diversified.

The Fund may invest up to 10% of its assets in securities of other investment companies, including shares in a portfolio of securities that seeks to track the performance of an underlying equity index or a portion of an equity index.

Principal Investment Strategies

The manager selects individual companies and looks for investments amongst a strong core of growth and value stocks, consisting primarily of blue-chip companies that dominate their industries. The Fund may also invest in companies with prospects for sustained earnings growth and/or a cyclical earnings record. Criteria include: strong or rapidly improving balance sheets; recognized industry leadership; effective management teams focused on shareholder returns; past growth records; future earnings prospects; technological innovation; general market and economic factors; and current yield or potential for dividend growth.

Companies will generally fall into one of the following categories: unrecognized or undervalued assets or earnings power, with a catalyst that will unlock these values; or companies with superior demonstrated and expected growth characteristics available at a reasonable price.

The Fund emphasizes U.S. stocks with large market capitalizations. Stock selection emphasizes individual security selections while spreading investments across industries and sectors. Selection is based on an analysis of company fundamentals. Criteria include size, balance sheet strength; franchise value; aggressiveness of corporate accounting; history of consistent dividend payments; capacity to raise dividends in the future; and potential for capital appreciation.

Investment Managers/Sub-Advisers	Investment Manager: Legg Mason Partners Fund Advisor, LLC Sub-Adviser: CAM North America, LLC	Investment Manager: Legg Mason Partners Fund Advisor, LLC Sub-Adviser: CAM North America, LLC

Portfolio Managers	Harry D. Cohen; Scott D. Glasser	Michael Kagan

Legg Mason Partners Variable Small Cap Growth Portfolio and Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio

	Legg Mason Partners Variable Small Cap Growth Portfolio (Acquiring Fund)	Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio (Acquired Fund)
Investment Objective(s)	Long-term growth of capital.	Long-term capital growth. Dividend income, if any, is incidental to this goal.

Principal Investment Policies

The Fund invests, under normal market conditions, at least 80% of its assets in equity securities of companies with small market capitalizations and related investments. For the purposes of this 80% policy, small capitalization companies are considered to be companies with market capitalization values not exceeding (i) $3 billion or (ii) the highest month-end market capitalization value of any stock in the Russell 2000 Index for the previous 12 months, whichever is greater. Securities of companies whose market capitalizations no longer meet this definition after purchase by the fund are still considered to be securities of small capitalization companies for purposes of the fund’s 80% policy.

The Fund may invest up to 20% of its assets in equity securities of companies that are not considered to be small capitalization companies. The Fund may also invest up to 20% of its assets in non-convertible bonds, notes and debt securities. The Fund may also invest up to 20% of its assets in securities of foreign issuers. The Fund may invest in derivative contracts, including futures contracts.

The Fund is diversified.

The Fund invests at least 80% of its net assets in equity securities of small cap companies and related investments. A company is considered a small cap company if its market capitalization does not exceed (i) $3 billion or (ii) the highest month-end market capitalization value of any stock in the Russell 2000 Index for the previous 12 months, whichever is greater. Companies whose market capitalizations no longer meet this definition after purchase by the Fund are still considered to have small market capitalizations for purposes of the Fund’s 80% investment policy.

The Fund may invest up to 25% of its assets (at the time of investment) in foreign securities. The Fund may invest directly in foreign issuers or invest in depository receipts.

While the Fund expects to invest mainly in equity securities, the Fund may also invest in other securities that the manager believes provide opportunities for appreciation, such as fixed income securities. The Fund’s debt securities must be investment grade when the fund purchases them.

The Fund is diversified.

Principal Investment Strategies	The manager emphasizes companies which it believes have favorable growth prospects and potential for significant capital appreciation. In selecting individual companies for investment, the manager looks for: companies that either occupy a dominant position in an emerging industry or possess a growing market share in larger, fragmented industries; favorable sales and/or earnings growth trends; high or improving return on capital; strong financial condition; and experienced and effective management.

The Fund is managed by a team of portfolio managers, with each member of the team focusing on a different industry sector. The manager uses a growth-oriented investment style that emphasizes small U.S. companies believed to have one or more of the following: superior management teams; good prospects for growth; predictable, growing demand for their products or services; dominant positions in a niche market or customers who are very large companies; cyclical recovery potential; and strong or improving financial conditions.

In addition, the Fund may invest in companies believed to be emerging companies relative to potential markets or undervalued relative to their peers. The Fund may continue to hold securities of issuers that become mid cap or large cap issuers if, in the manager’s judgment, these securities remain good investments for the Fund.

	Legg Mason Partners Variable Small Cap Growth Portfolio (Acquiring Fund)	Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio (Acquired Fund)
The manager generally uses a “bottom-up” approach when selecting securities for the Fund. This means that the manager looks primarily at individual companies against the context of broader market forces.

Investment Manager/Sub-Adviser	Investment Manager: Legg Mason Partners Fund Advisor, LLC Sub-Adviser: CAM North America, LLC	Investment Manager: Legg Mason Partners Fund Advisor, LLC Sub-Adviser: CAM North America, LLC

Portfolio Managers	Vincent Gao, Robert Feitler, Dmitry Khaykin, Margaret Blaydes	Vincent Gao, Robert Feitler, Dmitry Khaykin, Margaret Blaydes

Legg Mason Partners Variable Multiple Discipline Portfolio—Balanced All Cap Growth and Value and

Legg Mason Partners Variable Capital and Income Portfolio

	Legg Mason Partners Variable Balanced All Cap Growth and Value (Acquiring Fund)	Legg Mason Partners Variable Capital and Income Portfolio (Acquired Fund) and New Strategy for Legg Mason Partners Variable Balanced All Cap Growth and Value
Investment Objective(s)	Balanced between long-term growth of capital and principal preservation.	Total return (that is, a combination of income and long-term capital appreciation).

Principal Investment Policies

The Fund invests in a mix of equity securities within all market capitalization ranges and fixed income securities in the short- to intermediate- average maturity ranges.

The All Cap Growth segment seeks to combine long-term growth potential of small- to medium- size company stocks with relative stability of high-quality large company growth stocks.

The All Cap Value segment seeks to structure a high-quality portfolio by investing in large-, medium-, and small-company stocks whose market prices are attractive in relation to their business fundamentals.

The Fixed Income segment-Government Securities Management seeks to invest in short-term to intermediate-term U.S. Treasury bills, notes, bonds and U.S. government agency securities with an average maturity of 2.5 to 7 years.

The target allocation is 35% to each of the All Cap Growth and All Cap Value segments and 30% to the Fixed Income segment, except that the Fund will maintain a minimum of 25% of its assets in the Fixed Income segment.

The Fund may invest in derivatives.

The Fund is diversified.

The Fund invests in equity and fixed income securities of both U.S. and foreign issuers. The Fund seeks to generate income and appreciation by allocating fund assets to income and non-income producing equity and equity related securities, including common stocks, real estate investment trusts and convertible securities.

To generate income and enhance exposure to the equity markets, the Fund will purchase investment grade and high yield fixed income securities or unrated securities of equivalent quality along with options on securities indices. Fixed income securities may be of any maturity.

By investing in a combination of equity and fixed income securities, the Fund seeks to produce a pattern of total return that moves with the S&P 500 Index, while generating high income.

The Fund may also use options, futures and options on futures to increase exposure to part or all of the market or to hedge against adverse changes in the market value of its securities.

The Fund may invest in foreign securities.

The Fund is diversified.

	Legg Mason Partners Variable Balanced All Cap Growth and Value (Acquiring Fund)	Legg Mason Partners Variable Capital and Income Portfolio (Acquired Fund) and New Strategy for Legg Mason Partners Variable Balanced All Cap Growth and Value
Principal Investment Strategies

The Fund’s strategy is to combine the efforts of three segment co-managers and to invest in the stock or government securities selections considered most attractive in the opinion of each segment’s managers.

The coordinating portfolio managers will rebalance the allocation of segments in the Balanced Portfolio’s assets promptly to the extent the percentage of the Balanced Portfolio’s assets invested in any of All Cap Growth, All Cap Value or Fixed Income—Government Securities Management segment’s securities diverges from the target allocation, except that the Fund will maintain a minimum of 25% of its net assets in the Fixed Income segment—Government Securities Management.

The All Cap Growth segment managers seek to identify the stocks of companies of all capitalizations that exhibit superior balance sheets, exceptional management, and long-term consistent operating histories. The managers also consider stocks of companies that they believe have rapid earnings growth potential, unrecognized values and industry leadership, and favor management teams that have a significant ownership stake in a company.

The All Cap Value segment managers apply a selection process that is based on fundamental security analysis and stresses a long-term value orientation. The managers seek to invest in companies whose stock prices, in their opinion, are undervalued relative to the long-term business fundamentals of the company. The managers favor companies that generally have strong balance sheets and that, in their opinion, have stock prices that do not accurately reflect cash flows, tangible assets or management skills. Cyclical stocks and companies currently out of favor with analysts and investors are also emphasized. The segment managers emphasize industry sectors perceived to be undervalued relative to the broad market. The segment managers monitor portfolio holdings on both a technical and fundamental basis. The managers also track the buying and selling patterns by company insiders in company stock.

The Fixed Income segment—Government Securities Management segment managers focus on short-term to intermediate-term U.S. Treasury bills, notes and bonds and U.S. government agency securities, with an average maturity of

The Fund employs fundamental research and due diligence to assess a company’s:

(1)    Growth potential, stock price, potential appreciation and valuation;

(2)    Credit quality, taking into account financial condition and profitability;

(3)    Future capital needs;

(4)    Potential for change in bond rating and industry outlook; and

(5)    Competitive environment and management ability.

	Legg Mason Partners Variable Balanced All Cap Growth and Value (Acquiring Fund)			Legg Mason Partners Variable Capital and Income Portfolio (Acquired Fund) and New Strategy for Legg Mason Partners Variable Balanced All Cap Growth and Value
approximately 2.5 to 7 years. The segment is managed based on analysis of specific fundamental factors. The segment managers are responsible for monitoring daily market activity in an attempt to provide incremental return exceeding that expected under certain buy and hold and random trading strategies. As a general procedure, the segment managers determine the average maturity position according to the following guidelines:

	Market Conditions	Portfolio Position	Average Maturity for the Segment
	Rising interest rates	Defensive	2.5 years
	Conditions unclear	Neutral	4.0 years
	Falling interest rates	Positive	7.0 years

In selecting securities and assembling the segment, the segment managers screen for greatest relative value and structure the segment to maximize total return and reduce risk.

Investment Manager/Sub-Adviser	Investment Manager: Legg Mason Partners Fund Advisor, LLC Sub-Advisers: CAM North America, LLC; Western Asset Management Company			Investment Manager: Legg Mason Partners Fund Advisor, LLC Sub-Advisers segment: CAM North America, LLC; Western Asset Management Company

Portfolio Managers

Coordinating Portfolio Managers: Roger Paradiso and Kirstin Mobyed

All Cap Growth segment: Alan Blake and Richard Freeman

All Cap Value segment: John Goode and Peter Hable

Fixed Income—Government Securities Management segment: Ellen Cammer and Valerie Bannon

Manager of New Strategy: Robert Gendelman

Non-Fixed Income segment: Mark J. McAllister and Michael Sedoy

Fixed Income: S. Kenneth Leech, Stephen A. Walsh, Carl L. Eichstaedt, Ronald D. Mass and Mark Lindbloom (dual-hatted employees of Western Asset Management Company)

Robert Gendelman

Legg Mason Partners Variable Multiple Discipline Portfolio—Balanced All Cap Growth and Value and

Legg Mason Partners Variable Total Return Portfolio

	Legg Mason Partners Variable Balanced All Cap Growth and Value (Acquiring Fund)	Legg Mason Partners Variable Total Return Portfolio (Acquired Fund)	New Strategy for Legg Mason Partners Variable Balanced All Cap Growth and Value
Investment Objective(s)	Balanced between long-term growth of capital and principal preservation.	The Fund seeks to obtain above-average income (compared to a portfolio entirely invested in equity securities). Its secondary objective is to take advantage of opportunities to achieve growth of capital and income.	Total return (that is, a combination of income and long-term capital appreciation).

	Legg Mason Partners Variable Balanced All Cap Growth and Value (Acquiring Fund)	Legg Mason Partners Variable Total Return Portfolio (Acquired Fund)	New Strategy for Legg Mason Partners Variable Balanced All Cap Growth and Value
Principal Investment Policies

The Fund invests in a mix of equity securities within all market capitalization ranges and fixed income securities in the short- to intermediate- average maturity ranges.

The All Cap Growth segment seeks to combine long-term growth potential of small- to medium- size company stocks with relative stability of high-quality large company growth stocks.

The All Cap Value segment seeks to structure a high-quality portfolio by investing in large-, medium-, and small-company stocks whose market prices are attractive in relation to their business fundamentals.

The Fixed Income segment-Government Securities Management seeks to invest in short-term to intermediate-term U.S. Treasury bills, notes, bonds and U.S. government agency securities with an average maturity of 2.5 to 7 years.

The target allocation is 35% to each of the All Cap Growth and All Cap Value segments and 30% to the Fixed Income segment, except that the Fund will maintain a minimum of 25% of its assets in the Fixed Income segment.

The Fund may use derivatives.

The Fund is diversified.

The Fund invests in a broad range of equity and fixed income securities (of any maturity) of both U.S. and foreign issuers. The Fund varies its allocations between equity and fixed income securities depending on the manager’s view of economic and market conditions, fiscal and monetary policy and security values.

Under normal market conditions at least 40% of the Fund’s assets are allocated to equity securities.

The Fund may invest up to 20% of its assets in securities of foreign issuers.

The Fund may invest up to 20% of its assets in nonconvertible fixed income securities rated below investment grade or in unrated securities of equivalent quality.

The Fund may use derivatives.

The Fund is diversified.

The Fund invests in equity and fixed income securities of both U.S. and foreign issuers. The Fund seeks to generate income and appreciation by allocating fund assets to income and non-income producing equity and equity related securities, including common stocks, real estate investment trusts and convertible securities.

To generate income and enhance exposure to the equity markets, the Fund will purchase investment grade and high yield fixed income securities or unrated securities of equivalent quality along with options on securities indices. Fixed income securities may be of any maturity.

By investing in a combination of equity and fixed income securities, the Fund seeks to produce a pattern of total return that moves with the S&P 500 Index, while generating high income.

The Fund may also use options, futures and options on futures to increase exposure to part or all of the market or to hedge against adverse changes in the market value of its securities.

The Fund may invest in foreign securities.

The Fund is diversified.

Principal Investment Strategies	The Fund’s strategy is to combine the efforts of three segment co-managers and to invest in the stock or government securities selections considered most attractive in the opinion of each segment’s managers. The coordinating portfolio managers will rebalance the allocation of segments in the Balanced Portfolio’s assets promptly to the extent the percentage of the Balanced	For equities, the Fund applies a bottom-up analysis, focusing on companies with large market capitalizations; favorable dividend yields and price to earning ratios; stocks that are less volatile than the market as a whole; strong balance sheets; and a catalyst for appreciation and restructuring potential, product innovation or new development.

The Fund employs fundamental research and due diligence to assess a company’s:

(1)  Growth potential, stock price, potential appreciation and valuation;

(2)  Credit quality, taking into account financial condition and profitability;

Legg Mason Partners Variable Balanced All Cap Growth and Value (Acquiring Fund)	Legg Mason Partners Variable Total Return Portfolio (Acquired Fund)	New Strategy for Legg Mason Partners Variable Balanced All Cap Growth and Value

Portfolio’s assets invested in any of All Cap Growth, All Cap Value or Fixed Income—Government Securities Management segment’s securities diverges from the target allocation, except that the Fund will maintain a minimum of 25% of its net assets in the Fixed Income segment—Government Securities Management.

The All Cap Growth segment managers seek to identify the stocks of companies of all capitalizations that exhibit superior balance sheets, exceptional management, and long-term consistent operating histories. The managers also consider stocks of companies that they believe have rapid earnings growth potential, unrecognized values and industry leadership, and favor management teams that have a significant ownership stake in a company.

The All Cap Value segment managers apply a selection process that is based on fundamental security analysis and stresses a long-term value orientation. The managers seek to invest in companies whose stock prices, in their opinion, are undervalued relative to the long-term business fundamentals of the company. The managers favor companies that generally have strong balance sheets and that, in their opinion, have stock prices that do not accurately reflect cash flows, tangible assets or management skills. Cyclical stocks and companies currently out of favor with analysts and investors are also emphasized. The segment managers emphasize industry sectors perceived to be undervalued relative to the broad market. The segment managers monitor portfolio holdings on both a technical and fundamental basis.

The managers also track the buying and selling patterns by company insiders in company stock

	The manager considers both macroeconomic and issuer specific factors in selecting debt securities for its portfolio. In assessing the appropriate maturity, rating and sector weighting of the Fund’s portfolio, the manager considers a variety of macroeconomic factors that are expected to influence economic activity and interest rates. These factors include fundamental economic indicators, Federal Reserve monetary policy and the relative value of the U.S. dollar compared to other currencies. Once the manager determines the preferable portfolio characteristics, the manager selects individual securities based upon the terms of the securities (such as yields compared to U.S. Treasuries or comparable issues), liquidity and rating, sector and issuer diversification. The manager also employs fundamental research and due diligence to assess an issuer’s: credit quality taking into account financial condition and profitability; future capital needs; potential for change in rating and industry outlook; and competitive environment and management ability.	(3) Future capital needs; (4) Potential for change in bond rating and industry outlook; and (5) Competitive environment and management ability.

	Legg Mason Partners Variable Balanced All Cap Growth and Value (Acquiring Fund)			Legg Mason Partners Variable Total Return Portfolio (Acquired Fund)	New Strategy for Legg Mason Partners Variable Balanced All Cap Growth and Value
The Fixed Income segment—Government Securities Management segment managers focus on short-term to intermediate-term U.S. Treasury bills, notes and bonds and U.S. government agency securities, with an average maturity of approximately 2.5 to 7 years. The segment is managed based on analysis of specific fundamental factors. The segment managers are responsible for monitoring daily market activity in an attempt to provide incremental return exceeding that expected under certain buy and hold and random trading strategies. As a general procedure, the segment managers determine the average maturity position according to the following guidelines:

	Market Conditions	Portfolio Position	Average Maturity for the Segment
	Rising interest rates	Defensive	2.5 years
	Conditions unclear	Neutral	4.0 years
	Falling interest rates	Positive	7.0 years

In selecting securities and assembling the segment, the segment managers screen for greatest relative value and structure the segment to maximize total return and reduce risk.

Investment Managers/Sub-Advisers	Investment Manager: Legg Mason Partners Fund Advisor, LLC Sub-Advisers: CAM North America, LLC; Western Asset Management Company			Investment Manager: Legg Mason Partners Fund Advisor, LLC Sub-Advisers: CAM North America, LLC; Western Asset Management Company	Investment Manager: Legg Mason Partners Fund Advisor, LLC Sub-Advisers: CAM North America, LLC; Western Asset Management Company

Portfolio Managers

Coordinating Portfolio Managers: Roger Paradiso and Kirstin Mobyed

All Cap Growth segment: Alan Blake and Richard Freeman

All Cap Value segment: John Goode and Peter Hable

Fixed Income—Government Securities Management segment: Ellen Cammer and Valerie Bannon

Manager of New Strategy: Robert Gendelman

Equity segment: George J. Williamson and Patrick Hughes (SaBAM) Fixed Income segment: Kenneth Leech, Stephen A. Walsh, Mark Lindbloom, Carl Eichstaedt and Frederick Marki (dual- hatted employees of Western Asset Management Company)

Robert Gendelman

APPENDIX E

Form of Organization

Fund	Organization
Legg Mason Partners Variable Large Cap Value Portfolio	Maryland corporation

Legg Mason Partners Variable All Cap Portfolio	Maryland corporation

Legg Mason Partners Variable Growth and Income Portfolio (A)	Massachusetts business trust

Legg Mason Partners Variable Growth and Income Portfolio (B)	Massachusetts business trust

Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio	Massachusetts business trust

Legg Mason Partners Variable Capital and Income Portfolio	Massachusetts business trust

Legg Mason Partners Variable Total Return Portfolio	Maryland corporation

Legg Mason Partners Variable Investors Portfolio	Maryland corporation

Legg Mason Partners Variable Fundamental Value Portfolio	Massachusetts business trust

Legg Mason Partners Variable Appreciation Portfolio	Massachusetts business trust

Legg Mason Partners Variable Small Cap Growth Portfolio	Massachusetts business trust

Legg Mason Partners Variable Multiple Discipline Portfolio—Balanced All Cap Growth and Value	Massachusetts business trust

E-1

APPENDIX F

Similarities and Differences in the Forms of Organization of the Acquired Funds and the

Acquiring Funds

Comparison of Maryland Corporations and Massachusetts Trusts

In General a fund organized as a Massachusetts Trust (a “Massachusetts Trust”) is governed by its declaration of trust or similar instrument. Massachusetts law allows the trustees of a business trust to set the terms of a fund’s governance in its declaration. All power and authority to manage the fund and its affairs generally reside with the trustees, and shareholder voting and other rights are limited to those provided to the shareholders in the declaration.

A fund organized as a Maryland Corporation (a “Maryland Corporation”), on the other hand, is governed both by Maryland corporate law and the Maryland Corporation’s charter. For a Maryland Corporation, unlike a Massachusetts Trust, the Maryland General Corporation Law (the “MGCL”) prescribes many aspects of corporate governance.

Maryland Corporations

A Maryland business trust is an unincorporated business association that is established under and governed by Maryland law. Maryland law provides a statutory framework for the powers and duties and rights and obligations of the trustees and shareholders of the business trust, while the more specific powers, duties, rights and obligations of the trustees and the shareholders are determined by the trustees and set forth in the Maryland trust’s declaration of trust.

The Declarations of Trust (each, a “Declaration”) for the trusts formed under Maryland law (the “Maryland Trusts”) are substantially identical to each other. Each Declaration provides flexibility to the trustees in the conduct of the Trusts’ business and in the governance of the Trusts and broad authority consistent with Maryland law. Many of the provisions of the Declarations are designed to permit the Maryland Trusts to operate more efficiently and in a cost effective manner.

Each Maryland corporation is governed by the MGCL, its charter and Bylaws. Some of the key provisions of the MGCL, the charters and Bylaws are summarized below. Although the Maryland corporations’ charters and Bylaws contain some very similar provisions, there are differences in a number of provisions. The following is a summary of the MGCL, the charter and Bylaws of each Maryland Corporation and is qualified in its entirety for each Maryland Corporation by reference to the MGCL and its charter and Bylaws.

Shareholder Voting

Under the MGCL, a Maryland corporation generally cannot dissolve, amend its charter, or engage in a statutory share exchange, merger or consolidation unless approved by a vote of shareholders. Depending on the circumstances and the charter of the corporation, there may be various exceptions to these votes. Shareholders of Maryland corporations are generally entitled to one vote per share and fractional votes for fractional shares held. For each of the Maryland Corporations, shareholders of all series and classes vote together as a single class, except as otherwise required by the 1940 Act or required or permitted by their charters.

Election and Removal of Trustees

Shareholders of a Maryland corporation may vote on the election and removal of directors. Maryland law does not require a corporation registered as an open-end investment company to hold annual meetings in any year that the election of directors is not required under the 1940 Act. Each Maryland corporation will call a meeting of shareholders whenever required by the 1940 Act to elect directors.

The charter of each Maryland Corporation generally provides that its Board has the power to set the number of directors and, in most circumstances, to fill vacancies except when the 1940 Act requires that a vacancy be filled by the shareholders. Directors are elected by a plurality vote and serve until their successors are elected and qualify.

Amendments to the Charter

Under the MGCL, shareholders of corporations registered as open-end investment companies are entitled to vote on amendments to the charter. However, the board of directors of an open-end investment company is authorized, without a vote of the shareholders, to amend the charter to change the name of the corporation, to change the name or designation of any class or series of stock and to change the par value of the authorized shares. The board of directors is also authorized to supplement the charter to increase the number of authorized shares or the number of shares in any class or series.

Issuance and Redemption of Shares

The board of directors of each Maryland Corporation has the power to authorize the issuance of stock and, prior to issuance of shares of each class or series, the board of directors of each Maryland Corporation is required by Maryland law to set the terms, preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends or other distributions, qualifications and terms or conditions of redemption for each class or series. A Maryland corporation registered an open-end investment company may involuntarily redeem a shareholder’s shares under certain circumstances, unless prohibited by the charter.

Series and Classes

The 1940 Act provides that an investment company may have multiple series and classes, and provides rules for the equitable treatment of holders and series and classes, including for the separate voting rights of series and classes, and for the differential fees that may be charged to different classes. The charters of the Maryland corporations generally do not restrict the authority to directors within this statutory framework to establish series and classes in addition to those currently established and to determined the rights and preferences of the shares of the series and classes.

Shareholder, Trustee and Officer Liability

Under Maryland law, shareholders generally are not personally liable for debts or obligations of a corporation. With respect to directors, the MGCL provides that a director who has met his or her statutory standard of conduct has no liability for reason of having been a director. Additionally, the MGCL permits a Maryland corporation to include in its charter a provision limiting the liability of its directors and officers to the corporation and its shareholders for money damages except for liability resulting from (a) actual receipt of an improper benefit or profit in money, property or services or (b) active and deliberate dishonesty established by a final judgment as being material to the cause of action. The charters of the Maryland Corporations contain such a provision which eliminates such liability to the maximum extent permitted by the MGCL. Additionally, the charters of the Maryland Corporations provide for mandatory indemnification of directors and officers (including the advance of expenses) to the maximum extent required or permitted by Maryland law. The indemnification provisions and the limitation on liability are both subject to any limitations of the 1940 Act, which generally provides that no director or officer shall be protected from liability to the corporation or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The provisions governing the advance of expenses are subject to applicable requirements of the 1940 Act or rules thereunder.

Derivative Actions

There are no provisions relating to shareholder derivative actions in the charters of any of the Maryland Corporations. Under Maryland law, applicable case law at the time of a particular derivative action will establish any requirements or limitations with respect to shareholder derivative actions.

Massachusetts Funds

Each Massachusetts Fund is governed by its own declaration of trust (each, a “Massachusetts Fund Declaration”). Although the Massachusetts Fund Declarations contain some very similar provisions, there are differences in a number of provisions. Some of the key provisions of the Massachusetts Fund Declarations are summarized below.

Shareholder Voting

The 1940 Act requires a vote of shareholders on matters that Congress has determined might have a material effect on shareholders and their investments. For example, shareholder consent is required under the 1940 Act to approve new investment advisory agreements in many cases, an increase in an advisory fee or a 12b-1 fee, changes to fundamental policies, the election of directors or trustees in certain circumstances, and the merger or reorganization of a fund in certain circumstances, particularly where the merger or consolidation involves an affiliated party. Shareholders of the Massachusetts

Funds are generally entitled to vote only on matters required by the 1940 Act or other applicable laws and certain other matters, including (i) the removal of trustees, (ii) with respect to certain amendments to the Massachusetts Fund Declaration; and (iii) in connection with certain mergers, consolidations or sales of assets. Legg Mason Partners Variable Portfolios II (“Variable Portfolios II”) is additionally entitled to vote on the termination of the trust, or of any of its series or classes.

The 1940 Act does not require funds to hold an annual meeting of shareholders and none of the Massachusetts Funds are required to hold such meetings. Each Massachusetts Fund will call a special meeting of shareholders whenever required by the 1940 Act or by the terms of the Massachusetts Fund Declaration. Shareholders of Variable Portfolios II are each entitled to one vote for each share held and fractional votes for fractional shares held, while the other Massachusetts Fund Declarations provide for “dollar-weighted voting” which means that a shareholder’s voting power is determined, not by the number of shares he or she owns, but by the dollar value of those shares determined on the record date. For each of the Massachusetts Funds, shareholders of all series and classes vote together, except where required by the 1940 Act to vote separately by series or by class, or when the trustees have determined that a matter affects only the interests of one or more series or classes of shares.

Election and Removal of Trustees

The Massachusetts Fund Declarations provide that the trustees determine the size of the board of trustees. Each also provides that vacancies on the board of trustees may be filled by the remaining trustees, except when election by the shareholders is required under the 1940 Act. Trustees are then elected by a plurality vote of the shareholders. The declaration of trust of Variable Portfolios II contains specific provisions relating to trustees emeritus, and compensation for acting as such. The Massachusetts Fund Declarations provide that trustees may be removed by vote of shareholders holding two-thirds of the voting power of the trust, or by vote of two-thirds of the remaining trustees.

Amendments to the Declaration

The trustees of each Massachusetts Fund are authorized to amend the Massachusetts Fund Declaration without the vote of shareholders except in certain circumstances. Shareholders of the Massachusetts Funds are entitled to vote only on amendments that would adversely affect the rights of shareholders to whom the amendment is applicable.

Each Massachusetts Fund Declaration places restrictions on amendments that may impair the exemption from personal liability granted in the Massachusetts Fund Declaration to the shareholders, trustees, officers, employees and agents of the Massachusetts Fund or that permit assessments upon shareholders or former shareholders. In addition, some of the Massachusetts Fund Declarations prohibit amendments that would limit the rights to indemnification or insurance provided in the Massachusetts Fund Declaration with respect to actions or omissions of persons entitled to indemnification under the Massachusetts Fund Declaration prior to the amendment.

Issuance and Redemption of Shares

The trustees of each Massachusetts Fund are permitted to issue an unlimited number of shares for such consideration and on such terms as the trustees may determine. Shareholders are not entitled to any preference, preemptive, conversion, exchange or similar rights, expect as the trustees may determine. The Massachusetts Fund Declarations provide that a shareholder may redeem his or her shares at the price determined in accordance with the Massachusetts Fund Declaration. The Massachusetts Fund Declarations provide that the Massachusetts Fund may involuntarily redeem a shareholder’s shares upon such conditions as may be determined by the trustees.

Series and Classes

The 1940 Act provides that an investment company may have multiple series and classes, and provides rules for the fair and equitable treatment of holders of series and classes, including for the separate voting rights of series and classes, and for the differential fees that may be charged to different classes. The Massachusetts Fund Declarations give broad authority to the trustees within this statutory framework to establish series and classes in addition to those currently established and to determine the rights and preferences of the shares of the series and classes, and to change those rights and preferences from time to time. Except for Variable Portfolios II, the trustees are also authorized to terminate a series or a class at any time without a vote of shareholders. Each Massachusetts Fund Declaration provides that shares of a series represent an interest in that series only, and not in the assets of any other series or the Massachusetts Fund generally.

Shareholder, Trustee and Officer Liability

The Massachusetts Fund Declarations provide that shareholders have no personal liability for the obligations of the Massachusetts Fund and require the Massachusetts Fund to indemnify a shareholder from any loss or expense arising from any such liability. In addition, the Massachusetts Fund will assume the defense of any claim against a shareholder for personal liability at the request of the shareholder. Similarly, the Massachusetts Fund Declarations provide that any person who is or has been a trustee, officer or employee of the Massachusetts Fund is not personally liable to any person in connection with the affairs of the Massachusetts Fund, other than the Massachusetts Fund and its shareholders. The Massachusetts Fund Declarations also provide that trustees may rely on expert advice, and will not be liable for errors of judgment or mistakes of fact or law. The Massachusetts Fund Declarations further provide that a trustee or officer is not liable to the Massachusetts Fund or to any shareholder for any actions or failure to act, and require the Massachusetts Fund to indemnify such persons for any liability and expenses incurred by such person, except in the case of his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties involved in the conduct of the individual’s office with the Massachusetts Fund. The Massachusetts Fund Declarations provide that the Massachusetts Fund may advance to a trustee or officer the expenses of preparation and presentation of a defense to any claims brought, under certain circumstances.

Derivative Actions

The Massachusetts Fund Declarations provide that shareholders have the right to vote to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the trust or the shareholders.

Discussion of Maryland Trusts

Shareholder Voting

The 1940 Act requires a vote of shareholders on matters that Congress has determined might have a material effect on Shareholders and their investments. For example, shareholder consent is required under the 1940 Act to approve new investment advisory agreements in most cases, an increase in an advisory fee or a 12b-1 fee, changes to fundamental policies, the election of directors or trustees in certain circumstances, and the merger or reorganization of a fund in certain circumstances, particularly where the merger or consolidation involves an affiliated party. Each Declaration of a Maryland Trust provides for shareholder voting as required by the 1940 Act or other applicable laws but otherwise permits, consistent with Maryland law, actions by the trustees without seeking the consent of shareholders. For example, the trustees may amend the Declaration in any respect without shareholder approval. This provision permits the trustees to act quickly in response to competitive or regulatory conditions without the cost and delay of a shareholder meeting when the trustees believe that the amendment is in the interests of shareholders. Similarly, the trustees have broad authority to provide for the merger or consolidation of the trust into another trust or entity, to reorganize the trust, or any series or class into another trust or entity or a series or class of another entity, to sell all or substantially all of the assets of the trust or any series or class to another entity, or a series or class of another entity, or to terminate the trust or any series or class.

The 1940 Act does not require funds to hold an annual meeting of shareholders, and Maryland Trusts do not require such meetings. Each Maryland Trust will call special meetings of shareholders whenever required by the 1940 Act or by the terms of the declaration. The Declarations provide for “dollar-weighted voting” which means that a shareholder’s voting power is determined, not by the number of shares he or she owns, but by the dollar value of those shares determined on the Record Date. The Declarations provide that shareholders of all series and classes vote together, except where required by the 1940 Act to vote separately by series or by class, or when the trustees have determined that a matter affects only the interests of one or more series or classes of shares.

Election and Removal of Trustees

The Declarations provide that the trustees establish the number of trustees. The Declarations also provide that vacancies on the Board may be filled by the remaining trustees, except when election of trustees by the shareholders is required under the 1940 Act. Trustees are then elected by a plurality of votes cast of the shareholders at a meeting at which a quorum is present. The Declarations also provide that a mandatory retirement age may be set by action of two-thirds of the trustees and that trustees may be removed, with or without cause, by vote of shareholders holding two-thirds of the voting power of the trust, or by vote of two-thirds of the remaining trustees. The provisions of the Declarations relating to the election and removal of trustees may not be amended without the approval of two-thirds of the trustees.

Amendments to the Declaration

The trustees of each Maryland Trust are authorized to amend the Declarations in any respect without the vote of shareholders except in certain circumstances. Each Declaration prohibits amendments that impair the exemption from personal liability granted in the Declaration to persons who are or have been shareholders, trustees, officers or, employees of the Maryland Trust or that limit the rights to indemnification or insurance provided in the Declaration with respect to actions or omissions of persons entitled to indemnification under the Declaration prior to the amendment.

Issuance and Redemption of Shares

The trustees of each Maryland Trust are permitted to cause the Maryland Trust issue an unlimited number of shares for such consideration and on such terms as the trustees may determine. Shareholders are not entitled to any appraisal, preemptive, conversion, exchange or similar rights, expect as the trustees may determine. The Declarations provide that a shareholder may redeem his or her shares at the price determined in accordance with the Declaration. The Declarations also provide that the Maryland Trust may involuntarily redeem a shareholder’s shares upon such conditions as may be determined by the trustees, giving the Maryland Trust the flexibility that may be needed to comply with recently enacted legislation such as the USA PATRIOT Act. For example, a shareholder’s shares may be redeemed if the shareholder fails to provide the Maryland Trust with identification required by that Act, or if the Maryland Trust is unable to verify the information received from the shareholder.

Disclosure of Shareholder Holdings

The Declarations specifically require shareholders, upon demand, to disclose to the Maryland Trust information with respect to the direct and indirect ownership of shares in order to comply with various laws or regulations, and the Maryland Trust may disclose such ownership if required by law or regulation.

Small Accounts

Small accounts can be very costly to a fund and all of its shareholders and the Declaration gives the trustees the authority to deal with small accounts in a number of ways. Typically, the only way a fund has been able to deal with these accounts has been to close out the shareholder’s account by redeeming all of the shares in the account, even if the shareholder would like to continue his or her investment in the fund. Under the Declarations, the Maryland Trust would be permitted to assess a fee for small accounts and redeem shares in the account to cover such fees, or convert the shares into another share class that is geared to smaller accounts.

Series and Classes

The 1940 Act provides that an investment company may have multiple series and classes, and provides rules for the fair and equitable treatment of holders of series and classes, including for the separate voting rights of series and classes, and for the differential fees that may be charged to different classes. Each of the Maryland Trusts has been established as a series of one of a Maryland trust. The Declarations give broad authority to the trustees within this statutory framework, and consistent with Maryland law, to establish series and classes in addition to those currently established and to determine the rights and preferences, limitations and restrictions, including qualifications for ownership, conversion and exchange features, minimum purchase and account size, expenses and charges, and other features of the series and classes. The Declarations also give authority to the trustees to change any of those features, to terminate any series or class, and to combine series with other series in the trust, or to combine one of more classes of a series with another class in that series. For example, if a Fund has one or more classes with few shares outstanding, the Fund may combine one or more of its classes with another of its classes, or convert shares of one class into shares of another class, thus permitting the closure of small classes, and decreasing both costs and administrative burdens.

Each share of a Fund represents an interest in that Fund only, and not in the assets of any other Fund or surviving entity generally.

Shareholder, Trustee and Officer Liability

The Declarations provide that shareholders are not personally liable for the obligations of a Maryland Trust and require the Maryland Trust to indemnify a shareholder from any loss or expense arising from any such liability. In addition, the

Maryland Trust will assume the defense of any claim against a shareholder for personal liability at the request of the shareholder. Similarly, the Declarations provide that a trustee acting in his or her capacity of trustee is not personally liable to any person other than the Maryland Trust or theirs shareholders, for any act, omission, or obligation of the trust. Further, a trustee is held to the same standard of conduct as a director of a Maryland corporation. This requires that a trustee perform his or her duties in good faith and in a manner he or she reasonably believes to be in the best interests of the Maryland Trust, and with the care that an ordinarily prudent person in a like position would use under similar circumstances. Each Declaration also permits the limitation of a trustee’s liability to the full extent provided under Maryland law. Under Maryland law, a trustee is liable to the Maryland Trust or its shareholders for monetary damages only (i) to the extent that it is proved that he or she actually received an improper benefit or profit in money, property, or services or (ii) to the extent that a judgment or other final adjudication adverse to the trustee is entered in a proceeding based on a finding in the proceeding that the trustee’s action, or failure to act, was the result of active and deliberate dishonesty and was material to the cause of action adjudicated in the proceeding. The Declarations require the Maryland Trust to indemnify any persons who are or who have been trustees, officers or employees of the Maryland Trust for any liability for actions or failure to act except to the extent prohibited by applicable federal law. Under the 1940 Act, a trustee or officer may not be indemnified by the Trust for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. In making any determination as to whether any person is entitled to the advancement of expenses in connection with a claim for which indemnification is sought, such person is entitled to a rebuttable presumption that he or she did not engage in conduct for which indemnification is not available.

The Declarations also clarify that any trustee who serves as chair of the board or of a committee of the board, lead independent trustee, or audit committee financial expert, or in any other similar capacity will not be subject to any greater standard of care or liability because of such position.

Derivative Actions

The Declaration provides a detailed process for the bringing of derivative actions by shareholders in order to permit legitimate inquiries and claims while avoiding the time, expense, distraction, and other harm that can be caused to a Maryland Trust or its shareholders as a result of spurious shareholder demands and derivative actions. Prior to bringing a derivative action a demand by three unrelated shareholders must first be made on the Maryland Trust’s trustees. The Declaration details various information, certifications, undertakings and acknowledgements that must be included in the demand. Following receipt of the demand, the trustees have a period of 90 days, which may be extended by an additional 60 days, to consider the demand. If a majority of the trustees who are considered independent for the purposes of considering the demand determine that maintaining the suit would not be in the best interests of the Maryland Trust, the trustees are required to reject the demand and the complaining shareholders may not proceed with the derivative action unless the shareholders are able to sustain the burden of proof to a court that the decision of the trustees not to pursue the requested action was not a good faith exercise of their business judgment on behalf of the Maryland Trust. The Declaration further provides that shareholders owning shares representing at least 5% of the voting power of the affected Maryland Trust must join in bringing the derivative action. If a demand is rejected, the complaining shareholders will be responsible for the costs and expenses (including attorneys’ fees) incurred by the Maryland Trust in connection with the consideration of the demand, if in the judgment of the independent trustees, the demand was made without reasonable cause or for an improper purpose. If a derivative action is brought in violation of the Declaration, the shareholders bringing the action may be responsible for the Maryland Trust’s costs, including attorneys’ fees.

The Declarations also require that actions by shareholders against a Maryland Trust be brought only in federal court in Baltimore, Maryland, or if not permitted to be brought in federal court, then in state court in Baltimore, Maryland, and that the right to jury trial be waived to the full extent permitted by law.

Each of the Funds is currently a series of a Massachusetts business trust or a Maryland Corporation, and each operates under charter documents that cover many of the same provisions discussed above. However, in most cases it is expected that the Declarations for the Maryland Trusts will provide broader authority to the trustees than the existing charters.

APPENDIX G

Portfolio Manager Compensation

Western Asset.    With respect to the compensation of the portfolio managers employed by Western Asset, the manager’s compensation system assigns each employee a total compensation “target” and a respective cap, which are derived from annual market surveys that benchmark each role with their job function and peer universe. This method is designed to reward employees with total compensation reflective of the external market value of their skills, experience, and ability to produce desired results. Standard compensation includes competitive base salaries, generous employee benefits, and a retirement plan. In addition, employees are eligible for bonuses. These are structured to closely align the interests of employees with those of Legg Mason, and are determined by the professional’s job function and performance as measured by a formal review process. All bonuses are completely discretionary. One of the principal factors considered is a portfolio manager’s investment performance versus appropriate peer groups and benchmarks. Because portfolio managers are generally responsible for multiple accounts (including the Funds) with similar investment strategies, they are compensated on the performance of the aggregate group of similar accounts, rather than a specific account. A smaller portion of a bonus payment is derived from factors that include client service, business development, length of service to Legg Mason, management or supervisory responsibilities, contributions to developing business strategy and overall contributions to the manager’s business.

Finally, in order to attract and retain top talent, all professionals are eligible for additional incentives in recognition of outstanding performance. These are determined based upon the factors described above and include Legg Mason stock options and long-term incentives that vest over a set period of time past the award date.

CAM North America, LLC.    CAM NA investment professionals receive base salary and other employee benefits and are eligible to receive incentive compensation. Base salary is typically determined based on market factors and the skill and experience of individual investment personnel. However, CAM NA investment professionals who are employed concurrently by CAM NA and also by another investment manager affiliated with Legg Mason may be compensated under that other investment manager’s compensation program.

CAM NA has implemented an investment management incentive and deferred compensation plan (the “Plan”) for its investment professionals, including the portfolio managers of certain of the Funds. Each investment professional works as a part of an investment team. The Plan is designed to align the objectives of CAM NA investment professionals with those of Fund shareholders and other CAM NA clients. Under the Plan a “base incentive pool” is established for each team each year as a percentage of CAM NA’s revenue attributable to the team (largely management and related fees generated by funds and other accounts). A team’s revenues are typically expected to increase or decrease depending on the effect that the team’s investment performance as well as inflows and outflows have on the level of assets in the investment products managed by the team. The “base incentive pool” of a team is reduced by base salaries paid to members of the team and employee benefits expenses attributable to the team.

The investment team’s incentive pool is then adjusted to reflect its ranking among a “peer group” of non-CAM NA investment managers and the team’s pre-tax investment performance against the applicable product benchmark (e.g. a securities index and, with respect to a fund, the benchmark set forth in the fund’s Prospectus to which the fund’s average annual total returns are compared or, if none, the benchmark set forth in the fund’s annual report). CAM NA may also measure the team’s pre-tax investment performance against additional benchmarks, as it determines appropriate. Longer-term (5-year) performance will be more heavily weighted than shorter-term (1-year) performance in the calculation of the performance adjustment factor. The incentive pool for a team may also be adjusted to reflect other factors (e.g., severance pay to departing members of the team, and discretionary allocations by the applicable CAM NA chief investment officer from one investment team to another). The incentive pool will be allocated by the applicable CAM NA chief investment officer to the team leader and, based on the recommendations of the team leader, to the other members of the team.

Up to 20% of an investment professional’s annual incentive compensation is subject to deferral. Of that principal deferred award amount, 50% will accrue a return based on the hypothetical returns of the investment fund or product that is the primary focus of the investment professional’s business activities with the firm, and 50% may be received in the form of Legg Mason restricted stock shares.

A list of fund holdings for each portfolio manager may be found in the SAI for each Acquiring Fund. See Appendix A for the date of each Acquiring Fund’s current SAI.

G-1

APPENDIX H

The financial highlights tables are intended to help you understand the performance of each class, where applicable, of each Acquiring Fund that is being offered to Acquired Fund shareholders for the past five years (or since inception if less than five years). Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables has been derived from the Acquiring Fund’s financial statements, which have been audited by KPMG LLP, independent registered public accounting firm, whose report, along with the Acquiring Fund’s financial statements, is included in the annual report (available upon request). For Legg Mason Partners Variable Investors Portfolio and Legg Mason Partners Variable Small Cap Growth Portfolio the financial statements containing the information for each of the periods ended on or prior to December 31, 2004 in the financial highlights were audited by another independent registered public accounting firm.

Financial Highlights of the Acquiring Funds

Legg Mason Partners Variable Investors Portfolio (Class I)

Financial Highlights

For a share of each class of capital stock outstanding throughout each year ended December 31:

	2005(1)	2004(1)	2003	2002	2001
Net Asset Value, Beginning of Year	$13.81	$12.69	$9.71	$12.79	$13.59
Income (Loss) From Operations:
Net investment income	0.18	0.21	0.16	0.14	0.09
Net realized and unrealized gain (loss)	0.72	1.11	2.98	(3.09)	(0.64)

Total Income (Loss) From Operations	0.90	1.32	3.14	(2.95)	(0.55)

Less Distributions From:
Net investment income	(0.17)	(0.20)	(0.16)	(0.13)	(0.09)
Net realized gains	—	—	—	—	(0.16)

Total Distributions	(0.17)	(0.20)	(0.16)	(0.13)	(0.25)

Net Asset Value, End of Year	$14.54	$13.81	$12.69	$9.71	$12.79

Total Return(2)	6.53%	10.38%	32.33%	(23.05)%	(4.15)%

Net Assets, End of Year (000s)	$339,529	$363,803	$287,808	$215,208	$254,937

Ratios to Average Net Assets:
Gross expenses	0.71%	0.77%	0.82%	0.81%	0.82%
Net expenses(3)	0.71	0.77 (4)	0.82	0.81	0.82
Net investment income	1.32	1.57	1.51	1.23	0.92
Portfolio Turnover Rate	51%	38%	39%	51%	40%

(1)	Per share amounts have been calculated using the average shares method.
(2)	Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers. Past performance is no guarantee of future results. In the absence of voluntary fee waivers, the total return would have been lower.
(3)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 1.00%.
(4)	The investment manager voluntarily waived a portion of its management fee. The actual expense ratio did not change as a result of this waiver, as such waiver represented less than 0.01% of average net assets. Such waivers are voluntary and may be terminated at any time.

Financial Highlights of the Acquiring Funds

Legg Mason Partners Variable Fundamental Value Portfolio

Financial Highlights

For a share of beneficial interest outstanding throughout each year ended December 31:

	2005	2004	2003	2002(1)	2001
Net Asset Value, Beginning of Year	$21.10	$20.08	$14.56	$19.08	$22.55
Income (Loss) From Operations:
Net investment income	0.21	0.13	0.11	0.11	0.08
Net realized and unrealized gain (loss)	0.80	1.52	5.51	(4.16)	(1.22)

Total Income (Loss) From Operations	1.01	1.65	5.62	(4.05)	(1.14)

Less Distributions From:
Net investment income	(0.20)	(0.14)	(0.10)	(0.18)	(0.15)
Net realized gains	(1.28)	(0.49)	—	(0.29)	(2.18)

Total Distributions	(1.48)	(0.63)	(0.10)	(0.47)	(2.33)

Net Asset Value, End of Year	$20.63	$21.10	$20.08	$14.56	$19.08

Total Return(2)	4.78%	8.22%	38.64%	(21.30)%	(5.27)%

Net Assets, End of Year (millions)	$896	$886	$734	$473	$473

Ratios to Average Net Assets:
Gross expenses	0.78%	0.77%	0.77%	0.78%	0.77%
Net expenses	0.78	0.77 (3)	0.77	0.78	0.77
Net investment income	0.97	0.68	0.71	0.68	0.64
Portfolio turnover rate	34%	31%	18%	20%	32%

(1)	Per share amounts have been calculated using the average shares method.
(2)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown.
(3)	The investment adviser voluntarily waived a portion of its fees.

Financial Highlights of the Acquiring Funds

Legg Mason Partners Variable Appreciation Portfolio

Financial Highlights

For a share of beneficial interest outstanding throughout each year ended December 31:

	2005	2004	2003	2002(1)	2001(1)
Net Asset Value, Beginning of Year	$23.43	$21.77	$17.58	$21.66	$22.81
Income (Loss) From Operations:
Net investment income	0.21	0.25	0.14	0.13	0.18
Net realized and unrealized gain (loss)	0.80	1.66	4.18	(3.92)	(1.09)

Total Income (Loss) From Operations	1.01	1.91	4.32	(3.79)	(0.91)

Less Distributions From:
Net investment income	(0.21)	(0.25)	(0.13)	(0.29)	(0.24)
Total Distributions	(0.21)	(0.25)	(0.13)	(0.29)	(0.24)

Net Asset Value, End of Year	$24.23	$23.43	$21.77	$17.58	$21.66

Total Return(2)	4.29%	8.79%	24.56%	(17.53)%	(3.97)%

Net Assets, End of Year (millions)	$899	$852	$730	$549	$638

Ratios to Average Net Assets:
Gross expenses	0.72%	0.75%	0.77%	0.77%	0.77%
Net expenses	0.72	0.75 (3)	0.77	0.77	0.77
Net investment income	0.86	1.14	0.73	0.67	0.83
Portfolio turnover rate	51%	41%	41%	71%	59%

(1)	Per share amounts have been calculated using the average shares method.
(2)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown.
(3)	The investment adviser voluntarily waived a portion of its fees.

Financial Highlights of the Acquiring Funds

Legg Mason Partners Variable Small Cap Growth Portfolio

Financial Highlights

For a share of each class of capital stock outstanding throughout each year ended December 31:

Class I Shares	2005(1)	2004		2003(1)		2002	2001
Net Asset Value, Beginning of Year	$14.09	$12.25		$8.22		$12.59	$13.57
Income (Loss) From Operations:
Net investment loss	(0.01)	(0.00	)(2)	(0.06)		(0.04)	(0.04)
Net realized and unrealized gain (loss)	0.70	1.84		4.09		(4.33)	(0.94)

Total Income (Loss) From Operations	0.69	1.84		4.03		(4.37)	(0.98)

Less Distributions From:
Net realized gains	(1.14)	—		—		—	—
Total Distributions	(1.14)	—		—		—	—

Net Asset Value, End of Year	$13.64	$14.09		$12.25		$8.22	$12.59

Total Return(3)	4.89%	15.02%		49.03	%(4)	(34.71)%	(7.22)%

Net Assets, End of Year (000s)	$72,690	$66,350		$42,035		$16,047	$16,292

Ratios to Average Net Assets:
Expenses(5)	0.97%	1.03%		1.26%		1.30%	1.47%
Net investment income (loss)	(0.09)	0.01		(0.58)		(0.47)	(0.47)
Portfolio Turnover Rate	116%	129%		147%		78%	102%

(1)	Per share amounts have been calculated using the average shares method.
(2)	Amount represents less than $0.01 per share.
(3)	Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(4)	0.12% of the Fund’s total return resulted from advisory reimbursements as a result of investments not meeting the investment policy of the Fund.
(5)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 1.50%.

Financial Highlights of the Acquiring Funds

Legg Mason Partners Variable Multiple Discipline Portfolio—Balanced All Cap Growth and Value (Class I)

Financial Highlights

For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

	2005	2004	2003(1)		2002(1)(2)
Net Asset Value, Beginning of Period	$13.17	$12.67	$10.42		$10.00
Income From Operations:
Net investment income	0.16	0.10	0.08		0.02
Net realized and unrealized gain	0.40	0.54	2.20		0.40

Total Income From Operations	0.56	0.64	2.28		0.42

Less Distributions From:
Net investment income	(0.16)	(0.11)	(0.03)		—
Net realized gains	(0.12)	(0.03)	(0.00	)(3)	—

Total Distributions	(0.28)	(0.14)	(0.03)		—

Net Asset Value, End of Period	$13.45	$13.17	$12.67		$10.42

Total Return(4)	4.25%	5.01%	21.93%		4.20%

Net Assets, End of Period (000s)	$216,930	$174,922	$77,788		$3,234

Ratios to Average Net Assets:
Gross expenses	1.06%	1.08%	1.39%		23.28	%(5)
Net expenses(6)	0.96 (7)	0.97 (8)	1.00	(8)	1.00	(5)(8)
Net investment income	1.29	1.09	0.69		1.28	(5)
Portfolio Turnover Rate	61%	49%	39%		7%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the period October 1, 2002 (commencement of operations) to December 31, 2002.
(3)	Amount represents less than $0.01 per share.
(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Total returns for periods of less than one year are not annualized.
(5)	Annualized.
(6)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the Fund will not exceed 1.00%.
(7)	The Distributor has voluntarily waived a portion of its fees.
(8)	The Manager and Distributor have voluntarily waived all or a portion of their fees.

APPENDIX I

Management’s Discussion of Fund Performance for Each Acquiring Fund

The discussion of performance for each Acquiring Fund in this Appendix I is taken from its most recent annual report to shareholders and does not reflect developments occurring after the report was filed with the SEC and sent to shareholders. Please note in particular that the names of the Funds and portfolio managers may have changed since the date of the report.

Legg Mason Partners Variable Investors Portfolio

Manager Overview

MARK J. McALLISTER, CFA Co-Portfolio Manager ROBERT FEITLER Co-Portfolio Manager

Q.	What were the overall market conditions during the Fund’s reporting period?

A. There was no shortage of problems for the U.S. economy to overcome during the reporting period. These included record high oil prices, rising short-term interest rates, the devastation inflicted by Hurricanes Katrina and Rita, geopolitical issues, and falling consumer confidence. However, the U.S. economy proved to be resilient and provided a positive backdrop for the stock market in 2005.

Businesses across America did their part with record levels of profits for the third consecutive year, strong underlying fundamentals and well-balanced growthi. Unfortunately, this did not translate into strong stock market returns, as the S&P 500 Indexii gained a modest 4.91% in 2005.

After much speculation about a fourth quarter rally, the U.S. equity market had an unremarkable finish. The year ended with equities falling in October due to concerns over inflation and continued interest rate hikes by the Federal Reserve Board (“Fed”),iii rallying in November, as better-than-expected corporate earnings and falling oil prices buoyed investor confidence and finally, treading water in December with increased merger and acquisition activity offset by a cooling housing market.

The Fed continued to raise interest rates over the period in an attempt to ward off inflation. All told, the Fed’s rate hikes have brought the target for the federal funds rateiv to 4.25%. After the end of the Fund’s reporting period, at its January meeting, the Fed once again raised its target for the federal funds rate by 0.25% to 4.50%. This represents the longest sustained Fed tightening cycle since 1977-1979. In addition, the yield curve inverted, as the yield on the two-year Treasury note surpassed that of 10-year Treasuries. This anomaly was notable since it has often foreshadowed economic recessions.

Looking more closely at the stock market’s returns in 2005, the top-performing sector of the S&P 500 Index was energy, gaining 31.35%, followed at a distance by the utilities and financials sectors, rising 16.84% and 6.48%, respectively. In contrast, the consumer discretionary, telecommunication services and technology sectors produced weak returns.

Performance Update1

For the 12 months ended December 31, 2005, Class I shares of the Salomon Brothers Variable Investors Fund, returned 6.53%. The Fund’s unmanaged benchmark, the S&P 500 Index, returned 4.91% for the same period. The S&P 500/Citigroup Value Index returned 5.82% over the same period. The Lipper Variable Large-Cap Value Funds Category Average2 increased 4.82% over the same time frame.

[1]	The Fund is an underlying investment option of various variable annuity and variable life insurance products. The Fund’s performance returns do not reflect the expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges, and surrender charges, which, if reflected, would reduce the performance of the Fund. Past performance is no guarantee of future results.
[2]	Lipper, Inc. is a major independent mutual-fund tracking organization. Average annual returns are based on the 12-month period ended December 31, 2005, including the reinvestment of distributions, including the returns of capital, if any, calculated among the 91 funds in the Fund’s Lipper category.

Performance Snapshot as of December 31, 2005 (unaudited)
	6 months	12 months
Variable Investors Fund—Class I Shares	6.60%	6.53%
S&P 500 Index	5.76%	4.91%
Lipper Variable Large-Cap Funds Category Average	5.04%	4.82%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Current reimbursements are voluntary, and may be reduced or terminated at any time. For Class II shares, absent these reimbursements, performance would have been lower.

Fund returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Class II shares returned 6.32% over the six months ended December 31, 2005. Class II shares returned 5.94% over the twelve months ended December 31, 2005.

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the period ended December 31, 2005, including the reinvestment of distributions, including returns of capital, if any, calculated among the 93 funds for the six-month period and among the 91 funds for the 12-month period in the Fund’s Lipper category.

Q.	What were the most significant factors affecting Fund performance? What were the leading contributors to performance?

A. The Fund’s outperformance relative to the S&P 500/Citigroup Value Indexv during the period was mainly attributable to security selection. Security selection was strongest in the industrials and telecommunication services sectors and weakest in the technology and energy sectors. Sector allocation also had a favorable impact with an overweight position in both energy and technology contributing positively to performance; however, this benefit was mostly offset by the underweight position in utilities and the overweight position in consumer discretionary, which held back performance.

Top contributors during the period included Altria Group, Marathon Oil, ENSCO International, Boeing and Loews Corp.

Q.	What were the leading detractors from performance?

A. Stocks that detracted from performance came from a number of different sectors and included Lexmark International, Comcast, Solectron, Liberty Media and Verizon Communications. In October, Lexmark shares fell sharply after the company pre-announced it was slashing its profit forecast. The company underestimated the competitive pressures in the printer industry and was forced to cut prices to stem market share losses. We sold our position in the Fund since we believe the investment thesis was impaired. We also sold our positions in Comcast, Solectron, and Verizon Communications during the period.

Q.	Were there any significant changes to the Fund during the reporting period?

A. During the period, we have reduced our technology, energy and consumer discretionary exposure in the portfolio and increased our health care, consumer staples and financials weightings. We are currently overweight in health care, consumer staples and consumer discretionary and underweight in industrials, technology and utilities versus the S&P 500/Citigroup Value Index.

Thank you for your investment in the Salomon Brothers Variable Investors Fund. As ever, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.

Sincerely,

Mark McAllister, CFA Co-Portfolio Manager	Robert Feitler Co-Portfolio Manager

February 2, 2006

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of December 31, 2005 and are subject to change and may not be representative of the portfolio manager’s current or future investments. The Fund’s top ten holdings (as a percentage of net assets) as of this date were: Bank of America Corp. (3.4%), Altria Group Inc. (3.2%), Sprint Nextel Corp. (3.0%), Total SA, Sponsored ADR (2.6%), Merrill Lynch & Co. Inc. (2.5%), Kroger Co. (2.5%), News Corp., Class B Shares (2.5%), Capital One Financial Corp. (2.5%), American International Group Inc. (2.4%) and Wells Fargo & Co. (2.1%).

The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. Portfolio holdings are subject to change at any time and may not be representative of the portfolio manager’s current or future investments. The Fund’s top five sector holdings (as a percentage of net assets) as of December 31, 2005 were: Financials (29.5%), Consumer Discretionary (10.9%), Health Care (10.5%), Consumer Staples (10.0%) and Energy (9.5%). The Fund’s portfolio composition is subject to change at any time.

RISKS: Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations, and changes in political and economic conditions. These risks are magnified in emerging or developing markets. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

i	Source: Thomson First Call, January 2006
ii	The S&P 500 Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the U.S.
iii	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.
iv	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
v	The S&P 500/Citigroup Value Index is designed to provide a comprehensive measure of large-cap U.S. equity “value” performance. It is an unmanaged float adjusted market capitalization weighted index comprised of stocks representing approximately half the market capitalization of the S&P 500 Index that have been identified as being on the value end of the growth-value spectrum.

Fund Performance

Average Annual Total Returns(1) (unaudited)

	Class I	Class II
Twelve Months Ended 12/31/05	6.53%	5.94%
Five Years Ended 12/31/05	2.79	N/A
Inception* through 12/31/05	6.43	8.51

Cumulative Total Return(1) (unaudited)
Class I (Inception* through 12/31/05)		63.24%
Class II (Inception* through 12/31/05)		15.53

(1)	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures reflect expense reimbursements for Class II shares. In the absence of these expense reimbursements, the total return would have been lower.
*	Inception date for Class I and II shares are February 17, 1998 and March 26, 2004, respectively.

Historical Performance (unaudited)

Value of $10,000 Invested in Class I shares of Salomon Brothers Variable Investors Fund vs. the S&P 500 Index† (February 17, 1998 — December 31, 2005)

†	Hypothetical illustration of $10,000 invested in the Fund on February 17, 1998, (inception date). It also assumes reinvestment of all distributions, including returns of capital, if any, at net asset value through December 31, 2005. The S&P 500 index is composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and over-the-counter markets. The index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the performance shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.

Legg Mason Partners Variable Fundamental Value Portfolio

Manager Overview

Fundamental Value Portfolio

JOHN G. GOODE Portfolio Manager

Special Shareholder Notice

On or about May 1, 2006, the Fundamental Value Portfolio will be renamed the Legg Mason Partners Variable Fundamental Value Portfolio.

Q.	What were the overall market conditions during the Portfolio’s reporting period?

A. A resilient U.S. economy provided a positive backdrop for the stock market in 2005. Businesses across America did their part, as corporate profit growth was expected to exceed 10% for the third consecutive year. However, this did not translate into superior stock market returns, as the S&P 500 Indexi gained a relatively modest 4.91% in 2005. After trading in a fairly narrow range for much of the period, there were hopes that a year-end rally, similar to what occurred in 2003 and 2004, would propel stocks higher. However, after strong gains in November, the market treaded water in December as investor sentiment weakened due to fears of continued rate hikes by the Federal Reserve Board (“Fed”)ii. Looking more closely at the stock market’s returns in 2005, among the Dow Jones industrial categories, oil & gas stocks generated the best returns, followed at a distance by utilities, and health care companies. In contrast, telecommunications, consumer services, and consumer goods stocks produced weak returns.

Performance Update3

For the 12 months ended December 31, 2005, the Fundamental Value Portfolio returned 4.78%. The Portfolio underperformed its unmanaged benchmark, the S&P 500 Index, which returned 4.91% for the same period. The Lipper Variable Multi-Cap Core Funds Category Average4 increased 6.66% for the same time frame.

Q.	What were the most significant factors affecting Portfolio performance? What were the leading contributors to performance?

A. Another factor that deserves comment concerns the performance of large capitalization companies compared to smaller ones. The largest decile companies were the poorest performers during the year.iii There are periods of time, often five years or more, when bigger companies outperform and there are times when the opposite is true. During 2005, our stock selection increasingly favored larger companies where we felt there was greater value. Although we believe larger companies will do much better in absolute and relative senses in 2006, this emphasis detracted from results over the reporting period.

With regards to holdings, energy, information technology, and financials were the largest contributors to performance among the sectors, whereas consumer discretionary and health care were primary detractors. The Fund still maintains

[3]	The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of initial sales charges and expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges, and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.
[4]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 12-month period ended December 31, 2005, including the reinvestment of distributions, including returns of capital, if any, calculated among the 167 funds in the Portfolio’s Lipper category, and excluding sales charges.

positioning in larger companies. We are currently working to moderately reduce the number of our holdings, while keeping the large-cap presence.

Market volatility reached very low levels over the last year and it is likely that somewhat higher volatility is in store for 2006. The good news is that higher volatility and even a few surprises early in the year may generate attractive investment opportunities for us. Historically, some of our most successful purchases have occurred during times of stress for either the economy or the stock market.

Q.	What were the leading detractors from performance?

A. Most of the Fund’s underperformance during the period came from its consumer discretionary stocks. In this sector, we emphasized media companies, such as News Corp., Time Warner Inc., and Walt Disney Co. We believe the media segment is now selling at one of the lowest relative values to the market in the last 20 years. At current prices, we believe the media stocks contained in the portfolio represent compelling values. In 2006, the winter Olympics and the mid-term elections should help increase advertising revenues for these companies. Our approach is to “select leading business franchises selling at depressed prices for reasons we believe are temporary.” Expectations and prices in the media industry are depressed and we feel the stocks should do well in 2006.

From a stock-specific perspective, the holdings that detracted the most from absolute returns during the reporting period were Interpublic Group, Lucent Technologies Inc., Solectron Corp., Enzo Biochem Inc., and Comcast Corp. As of the end of the period, the Fund owned Interpublic Group, Lucent Technologies Inc., Enzo Biochem Inc. and Comcast Corp. but did not own Solectron.

Q.	Were there any significant changes to the Portfolio during the reporting period?

A. During the final quarter of 2005, we reduced our holdings in the energy sector to a neutral weight versus the benchmark. We continue to like energy stocks longer term, but we thought the spike in oil and natural gas prices after Hurricanes Katrina and Rita had made these stocks vulnerable to a meaningful correction. We believe “contra energy” (large users of energy) actually might be better performers over the next few quarters should energy prices correct, as we expect.

Diversification is a cardinal tenet of prudent investing. However, one can also have too many companies in a portfolio. We are currently working to moderately reduce the number of our holdings, reinforcing positions and keeping a large-cap presence. This process will streamline the portfolio, and we believe could help contribute to improved performance in 2006.

Thank you for your investment in the Fundamental Value Portfolio. As ever, we appreciate that you have chosen us to manage your assets and we remain focused on seeking to achieve the Portfolio’s investment goals.

Sincerely,

John G. Goode

Portfolio Manager

January 20, 2006

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of December 31, 2005 and are subject to change and may not be representative of the portfolio manager’s current or future investments. The Portfolio’s top ten holdings (as a percentage of net assets) as of this date were: JPMorgan Chase & Co. (2.3%), News Corp. (2.0%), PMI Group Inc. (1.9%), Cisco Systems Inc. (1.9%), Microsoft Corp. (1.8%), Mitsubishi Tokyo Financial Group Inc. (1.7%), Raytheon Co. (1.6%), Time Warner Inc. (1.6%), E.I. du Pont de Nemours & Co. (1.6%) and Johnson & Johnson (1.6%).

The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. Portfolio holdings are subject to change at any time and may not be representative of the portfolio manager’s current or future investments. The Portfolio’s top five sector holdings (as a percentage of net assets) as of December 31, 2005 were: Financials (17.4%), Consumer Discretionary (14.9%), Repurchase Agreements (13.9%), Information Technology (13.8%) and Health Care (9.7%). The Portfolio’s composition is subject to change at any time.

RISKS: The Portfolio may invest in small- and mid-cap companies that may involve a higher degree of risk and volatility than investments in large-cap companies. The Portfolio may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Portfolio performance. Foreign securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. Please see the Portfolio’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	The S&P 500 Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the U.S.
ii	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.
iii	Source: FactSet Research Systems. Data as of 12/15/05

Fund Performance

Fundamental Value Portfolio

Average Annual Total Returns(1) (unaudited)

Twelve Months Ended 12/31/05	4.78%
Five Years Ended 12/31/05	3.23
Ten Years Ended 12/31/05	10.23
Inception* through 12/31/05	11.35

Cumulative Total Return(1) (unaudited)
12/31/95 through 12/31/05	164.81%

(1)	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
*	Inception date is December 3, 1993.

Historical Performance (unaudited)

Fundamental Value Portfolio

The chart above compares the growth in value of a hypothetical $10,000 investment in Fundamental Value Portfolio on December 31, 1995 through December 31, 2005 with that of a similar investment in the S&P 500 Index. The S&P 500 Index is an unmanaged index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and over-the-counter market.

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.

Legg Mason Partners Variable Appreciation Portfolio

Manager Overview

Appreciation Portfolio

HARRY D. COHEN Portfolio Manager (left) SCOTT K. GLASSER Portfolio Manager (right)

Special Shareholder Notice

On or about May 1, 2006, the Appreciation Portfolio will be renamed the Legg Mason Partners Variable Appreciation Portfolio.

Q.	What were the overall market conditions during the Portfolio’s reporting period?

A. When viewed at year-end 2005, the financial markets seemed fairly benign, with the stock market in general having posted small gains, and bonds finishing the year about where they began. While that might seem boring, there was plenty of volatility inside the markets. Several events fueled substantial media and public pessimism. Natural disasters in New Orleans, Florida and Asia made for horrible stories of human tragedy, along with strains on oil prices and deficits. The Federal Reserve Board (“Fed”)i repeatedly lifted short-term interest rates, which raised the specter of indigestion in the financial markets. Yet despite such visible and dramatic problems, the stock market did not break, and long-term interest rates did not soar. Some groups, like energy and natural resources, had big moves interrupted by some sharp corrections. Other groups, despite excellent or improving fundamentals, suffered from neglect. That was particularly true of many of the big blue chip stocks.

Performance Update5

For the 12 months ended December 31, 2005, the Appreciation Portfolio returned 4.29%. The Portfolio underperformed its unmanaged benchmark, the S&P 500 Indexii, which returned 4.91% for the same period. The Lipper Variable Large-Cap Core Funds Category Average6 increased 5.77% for the same time frame.

Q.	What were the most significant factors affecting Portfolio performance?

A. The Fund’s strongest returns came in the energy sector, as oil prices reached record highs in the wake of the Gulf hurricanes. The Fund’s position in energy stocks accounted for a significant portion of the Fund’s performance for the year. The Fund’s financials sector position also had a meaningful impact on performance, along with positive returns in the health care, consumer staples, materials and utilities sectors. Performance was also aided by the Fund’s cash position. The Fund’s positions in the industrials, consumer discretionary, information technology and telecommunication services sectors registered losses for the year. The Fund’s relative overweight to the robust energy sector and its underweight to the poorly performing telecommunication services sector helped relative performance, but these positives were offset by the negative impact of an underweight to utilities stocks, which also had strong returns, and stock selection in the industrials sector.

[5]	The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of initial sales charges and expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges, and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.
[6]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 12-month period ended December 31, 2005, including the reinvestment of distributions, including returns of capital, if any, calculated among the 220 funds in the Portfolio’s Lipper category, and excluding sales charges.

Q.	What were the leading contributors to performance?

A. The greatest contributors to performance for the period included positions in Canadian Natural Resources Ltd., EnCana Corp., and Schlumberger Ltd. in energy, Hewlett-Packard Co. in information technology, and Forest City Enterprises Inc. in financials (real estate). All five top contributors were still held by the Fund at the close of the year.

Q.	What were the leading detractors from performance?

A. The greatest detractors from performance for the period included positions in Gannett Co. Inc. and Walt Disney Co. in consumer discretionary, Symantec Corp. and International Business Machines Corp. (IBM) in information technology, and Tyco International Ltd. in industrials. All five top detractors were still held by the Fund at the close of the year.

Q.	Were there any significant changes to the Portfolio during the reporting period?

A. While the Fund did experience a historically consistent level of portfolio turnover during the past year, the managers did not make any significant alterations to the portfolio or its sector allocation.

Thank you for your investment in the Appreciation Portfolio. As ever, we appreciate that you have chosen us to manage your assets and we remain focused on seeking to achieve the Portfolio’s investment goals.

Sincerely,

Scott K. Glasser Portfolio Manager	Harry D. Cohen Portfolio Manager

February 2, 2006

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of December 31, 2005 and are subject to change and may not be representative of the portfolio manager’s current or future investments. The Portfolio’s top ten holdings (as a percentage of net assets) as of this date were: Berkshire Hathaway Inc., Class A shares (6.1%), Microsoft (4.8%), General Electric (4.4%), 3M Co. (3.2%), Exxon Mobil Corp. (3.2%), Procter & Gamble Co. (1.9%), Johnson & Johnson (1.8%), Wells Fargo & Co. (1.8%), Time Warner Inc. (1.8%) and PepsiCo Inc. (1.7%).

The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. Portfolio holdings are subject to change at any time and may not be representative of the portfolio manager’s current or future investments. The Portfolio’s top five sector holdings (as a percentage of net assets) as of December 31, 2005 were: Industrials (17.8%), Information Technology (15.3%), Financials (15.2%), Consumer Staples (10.6%) and Consumer Discretionary (10.1%). The Portfolio’s composition is subject to change at any time.

RISKS: The Portfolio may invest in mid-cap companies that may involve a higher degree of risk and volatility than investments in large-cap companies. Foreign stocks are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. The Portfolio may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Portfolio performance. Please see the Portfolio’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.
ii	The S&P 500 Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the U.S.

Fund Performance

Appreciation Portfolio

Average Annual Total Returns(1) (unaudited)

Twelve Months Ended 12/31/05	4.29%
Five Years Ended 12/31/05	2.28
Ten Years Ended 12/31/05	8.56
Inception* through 12/31/05	9.12

Cumulative Total Return(1) (unaudited)
12/31/95 through 12/31/05	127.42%

(1)	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
*	Inception date is October 16, 1991.

Historical Performance (unaudited)

Appreciation Portfolio

The chart above compares the growth in value of a hypothetical $10,000 investment in Appreciation Portfolio on December 31, 1995 through December 31, 2005 with that of a similar investment in the S&P 500 Index. The S&P 500 Index is an unmanaged index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and over-the-counter market.

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.

Legg Mason Partners Variable Small Cap Growth Fund

Vincent Gao, CFA Portfolio Manager

Q.	What were the overall market conditions during the Fund’s reporting period?

A. The year started poorly for the equity market. Rising oil prices and rising interest rates negatively affected market sentiment and Wall Street’s perception of future economic growth. Despite this backdrop, the U.S. economy continued its steady expansion through the year and corporate earnings growth was robust. While select areas of consumer spending were affected, generally the U.S. economy took the higher interest rates and higher gas prices in stride. The equity market was volatile throughout the year but ended higher for the third year straight.

The Federal Reserve Board (“Fed”)i continued to raise short-term interest rates over the period in an attempt to stifle inflation. From June 2004 through the end of the reporting period, the Fed raised its target for the federal funds rateii thirteen times, which brought the target for the federal funds rate to 4.25%. After the end of the Fund’s reporting period, at its January meeting, the Fed once again raised its target for the federal funds rate by 0.25% to 4.50%.

Overall, both large- and small-capitalization stocks rose during 2005 with the large-cap S&P 500 Indexiii returning 4.91% and the small-cap stocks, represented by the Russell 2000 Indexiv returning 4.55%. Among small-cap equities, value stocks outperformed growth stocks as reflected by the performance of the Russell 2000 Value Indexv, which returned 4.71%, versus the Russell 2000 Growth Indexvi, which returned 4.15%. Within the Russell 2000 Growth Index, strongest performance came from the energy, utilities and materials sectors. The bottom performing sectors included information technology, consumer discretionary and financials. Interest rate sensitive sectors generally underperformed, while the energy and commodities sectors benefited due to higher natural resources prices.

Performance Update7

For the 12 months ended December 31, 2005, Class I shares of the Salomon Brothers Variable Small Cap Growth Fund, returned 4.89%. The Fund’s unmanaged benchmark, the Russell 2000 Growth Index, returned 4.15% for the same period. The Lipper Variable Small-Cap Core Funds Category Average8 increased 7.50% over the same time frame.

Performance Snapshot as of December 31, 2005 (unaudited)

	6 months	12 months
Variable Small Cap Growth Fund—Class I Shares	5.12%	4.89%
Russell 2000 Growth Index	8.02%	4.15%
Lipper Variable Small-Cap Core Funds Category Average	7.82%	7.50%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Fund returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Class II shares returned 3.69% since inception on October 6, 2005.

[7]	The Fund is an underlying investment option of various variable annuity and variable life insurance products. The Fund’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges, and surrender charges, which, if reflected, would reduce the performance of the Fund. Past performance is no guarantee of future results.
[8]	Lipper, Inc. is a major independent mutual-fund tracking organization. Average annual returns are based on the 12-month period ended December 31, 2005, including the reinvestment of distributions, including the returns of capital, if any, calculated among the 95 funds in the Fund’s Lipper category.

Q.	What were the most significant factors affecting Fund performance? What were the leading contributors to performance?

A. The Fund’s out-performance relative to the Russell 2000 Growth Index was primarily attributable to security selection, which was strongest in telecommunication services and health care and weakest in materials and energy. Sector allocation was strongest in the consumer discretionary and telecommunication services sectors and weakest in the information technology and consumer staples sectors.

Individual stocks that were the greatest contributors to performance during the period were Transkaryotic Therapies Inc., a biopharmaceutical company, SpectraSite, a wireless tower operator, Abgenix Inc., a biopharmaceutical company, Electronics for Imaging, a designer and marketer of digital imaging and print solutions and ADC Telecommunications, a communications infrastructure firm. The Fund sold its position in Transkaryotic Therapies, Inc. and maintained its positions in the other securities. Spectrasite was acquired by American Towers Corp., during the period and the Fund maintained the American Towers position.

Q.	What were the leading detractors from performance?

A. The largest detractors from performance during the period included NPS Pharmaceuticals, a biopharmaceutical company, TIBCO Software Inc., a developer and marketer of software solutions, ActivCard Corp., a security software services company, Tekelec, a designer, manufacturer and marketer of telecommunications networks and RF Micro Devices Inc., a wireless communications and applications company. The Fund sold its positions in NPS Pharmaceuticals, Inc., ActivCard Corp. and Tekelec during the period and maintained its positions in TIBCO Software Inc. and RF Micro Devices Inc.

Q.	Were there any significant changes to the Fund during the reporting period?

A. There were no significant changes made to the portfolio during the reporting period with the exception of reducing the weighting in the information technology sector, and adding to the weighting in the telecommunication services sector. Technology sector returns became relatively unattractive to the broader market in our view. Our addition to the telecommunication services weighting primarily reflects our increased investment in the wireless sector during the period.

Thank you for your investment in the Salomon Brothers Variable Small Cap Growth Fund. As ever, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.

Sincerely,

Vincent Gao, CFA

Portfolio Manager

February 2, 2006

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of December 31, 2005 and are subject to change and may not be representative of the portfolio manager’s current or future investments. The Fund’s top ten holdings (as a percentage of net assets) as of this date were: American Tower Corp., Class A shares (3.2%), R.H. Donnelley Corp. (3.0%), MSC Industrial Direct Co. Inc., Class A shares (2.3%), Electronics for Imaging Inc (2.0%), Zarlink Semiconductor Inc (2.0%), DJ Orthopedics Inc. (1.8%), RealNetworks Inc. (1.7%), Sohu.com Inc. (1.6%), Health Net Inc. (1.5%) and TIBCO Software Inc. (1.4%).

The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. Portfolio holdings are subject to change at any time and may not be representative of the portfolio manager’s current or future investments. The Fund’s top five sector holdings (as a percentage of net assets) as of December 31, 2005 were: Information Technology (26.9%), Healthcare (16.7%), Consumer Discretionary (12.4%), Industrials (8.7%) and Financials (7.6%). The Fund’s portfolio composition is subject to change at any time.

RISKS: Investments in small capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.
ii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
iii	The S&P 500 Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the U.S.
iv	The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.
[v]	The Russell 2000 Value Index measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.
vi	The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Fund Performance

Average Annual Total Returns(1) (unaudited)

	Class I	Class II
Twelve Months Ended 12/31/05	4.89%	N/A
Five Years Ended 12/31/05	1.72	N/A
Inception* through 12/31/05	7.35	3.69%

Cumulative Total Return(1) (unaudited)

Class I (Inception * through 12/31/05)		54.59%
Class II (Inception * through 12/31/05)		3.69

(1)	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value. All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
*	Inception dates for Class I and II shares are November 8, 1999 and October 6, 2005, respectively.

[First 2 lines missing from original]

Historical Performance (unaudited)

Value of $10,000 Invested in Class I Shares of

the Salomon Brothers Variable Small Cap Growth Fund vs. the Russell 2000 Index

and the Russell 2000 Growth Index†

(November 8, 1999—December 31, 2005)

†	Hypothetical illustration of $10,000 invested in the Fund shares on November 8, 1999 (inception date). It also assumes reinvestment of all distributions, including returns of capital, if any, at net asset value through December 31, 2005. The Russell 2000 Index is comprised of 2,000 of the smallest stocks in the Russell 3000 Index. The Russell 3000 Index is composed of 3,000 of the largest U.S. companies by market capitalization. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Indexes are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.

Legg Mason Partners Variable Multiple Discipline Portfolio – Balanced All Cap Growth and Value

Manager Overview

Special Shareholder Notice

On or about April 7, 2006, the Multiple Discipline Portfolio—Balanced All Cap Growth and Value will be renamed Legg Mason Partners Variable Multiple Discipline Portfolio—Balanced All Cap Growth and Value.

Q.	What were the overall market conditions during the Fund’s reporting period?

A. A resilient U.S. economy provided a positive backdrop for the stock market in 2005. Businesses across America did their part, as corporate profit growth was expected to exceed 10% for the third consecutive year. However, this did not translate into superior stock market returns, as the S&P 500 Indexi gained a relatively modest 4.91% in 2005. After trading in a fairly narrow range for much of the period, there were hopes that a year-end rally, similar to what occurred in 2003 and 2004, would propel stocks higher. However, after strong gains in November, the market treaded water in December as investor sentiment weakened due to fears of continued rate hikes by the Federal Reserve Boardii. Looking more closely at the stock market’s returns in 2005, among the Dow Jones industrial categories, oil & gas stocks generated the best returns, followed at a distance by utilities, and health care companies. In contrast, telecommunications, consumer services, and consumer goods stocks produced weak returns.

Performance Update9

For the 12 months ended December 31, 2005 shares of the Multiple Discipline Portfolio—Balanced All Cap Growth and Value returned 4.25%. In comparison, the Fund’s unmanaged benchmarks, the Russell 1000 Indexiii, the Russell 3000 Growth Indexiv, the Russell 3000 Value Indexv, the Lehman Brothers Intermediate Treasury Bond Indexvi and the S&P 500 Index, returned 6.27%, 5.17%, 6.85%, 1.56% and 4.91%, respectively, for the same period. The Fund’s Lipper Variable Balanced Funds Category Average10 returned 4.78%.

Q.	What were the most significant factors affecting Fund performance? What were the leading contributors to performance?

A. Areas generating solid relative returns included the Fund’s holdings in the information technology, health care and consumer staples sectors.

In terms of individual equity holdings, the Fund’s largest contributors to performance were Texas Instruments Inc., a company that designs and supplies digital signal processors, SanDisk Corp. which develops flash memory data storage products, biotechnology giant Genentech Inc., Amgen Inc., a leading human therapeutics and biotechnology company, and UnitedHealth Group Inc., a health care service company.

Q.	What were the leading detractors from performance?

A. The equity portion of the Fund lagged the Russell 3000 benchmark due largely to underweight positions in the energy and industrial sectors. In addition, its positioning in the financials sector detracted from results.

The largest equity detractors for the period were Comcast Corp., a cable and internet communications company, computer giant Dell Inc., Pfizer Inc., a research-based, global pharmaceutical company, Liberty Media Corp., a holding company that specializes in electronic retailing, media, communications and entertainment, and media conglomerate Walt Disney Co.

[9]	The Fund is an underlying investment option of various variable annuity and variable life insurance products. The Fund’s performance returns do not reflect the deduction of initial sales charges and expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges, and surrender charges, which, if reflected, would reduce the performance of the Fund. Past performance is no guarantee of future results.
[10]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 12-month period ended December 31, 2005, including the reinvestment of distributions, including returns of capital, if any, calculated among the 105 funds in the Fund’s Lipper category.

Q.	Were there any significant changes to the Fund during the reporting period?

A. There was no change in MDF sleeve weightings, nor was there a specific net change in sector or market weightings.

Thank you for your investment in the Multiple Discipline Portfolio—Balanced All Cap Growth and Value. As ever, we appreciate that you have chosen us to manage your assets and we remain focused on seeking to achieve the Fund’s investment goals.

Sincerely,

Roger Paradiso Coordinating Portfolio Manager	Kirstin Mobyed Co-Coordinating Portfolio Manager

February 1, 2006

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of December 31, 2005 and are subject to change and may not be representative of the portfolio manager’s current or future investments. The Fund’s top ten holdings (as a percentage of net assets) as of this date were: Federal Home Loan Mortgage Corp., 3.500% due 9/15/07 (5.8%), Federal National Mortgage Association, 3.375% due 12/15/08 (5.8%), United States Treasury Notes, 4.000% due 4/15/10 (4.3%), United States Treasury Notes, 4.625% due 5/15/06 (2.9%), United States Treasury Notes, 4.250% due 8/15/14 (2.6%), United States Treasury Notes, 5.000% due 2/15/11 (2.0%), Texas Instruments Inc. (1.9%), Biogen Idec Inc. (1.6%), Microsoft Corp. (1.6%) and Comcast Corp., Special Class A Shares (1.5%). Please refer to pages 38 through 43 for a list and percentage breakdown of the Fund’s holdings.

The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. Portfolio holdings are subject to change at any time and may not be representative of the portfolio manager’s current or future investments. The Fund’s top five sector holdings (as a percentage of net assets) as of December 31, 2005 were: U.S. Government & Agency Obligations (28.3%), Health Care (13.7%), Information Technology (12.6%), Consumer Discretionary (12.5%) and Financials (9.5%). The Fund’s portfolio composition is subject to change at any time.

RISKS: Diversification does not assure against loss. The Fund may invest in small- and mid-cap companies that may involve a higher degree of risk and volatility than investments in large-cap companies. Interest rates typically cause the prices of fixed income securities to decline and may reduce the value of the Fund’s share price. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please read the prospectus, which describes these and other investment risks in greater detail. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

Historical Performance (unaudited)

Multiple Discipline Portfolio—Balanced All Cap Growth and Value

Value of $10,000 invested in Shares of

the Multiple Discipline Portfolio — Balanced All Cap Growth and Value vs. Russell 1000 Index,

Russell 3000 Growth Index, Russell 3000 Value Index and Lehman Brothers Intermediate Treasury Bond Index†

(October 2002 — December 2005)

†	Hypothetical illustration of $10,000 invested in shares of the Multiple Discipline Portfolio—Balanced All Cap Growth and Value on October 1, 2002 (commencement of operations), assuming reinvestment of all distributions, including returns of capital, if any, at net asset value through December 31, 2005. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities). The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Lehman Brothers Intermediate Treasury Bond Index is an unmanaged index of U.S. Treasury bonds with maturities between one and ten years. The indices are unmanaged and are not subject to the same management and trading expenses of a mutual fund. Please note that an investor cannot invest directly in an index.

The performance shown above represent past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Investment return and principal value or an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. To obtain performance data current to the most recent month-end, please visit our website at www.citigroupam.com.

Historical Performance (unaudited) (continued)

Average Annual Total Returns* (unaudited)

Twelve Months Ended 12/31/05	4.25%
10/1/02** through 12/31/05	10.69

Cumulative Total Return* (unaudited)
10/1/02** through 12/31/05	39.09%

*	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value. All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
**	Commencement of operations

APPENDIX J

Historical Performance for each Fund

The information below provides an indication of the risks of investing in each Fund by showing changes in its performance from year to year for each of the past ten years (or since inception, if less) and by showing how the Fund’s average annual total returns compared with the returns of a broad-based securities market index or indices. The bar charts below show performance of the Class I shares of each Fund, or where no share classes exist, the performance of the Fund’s single share class. The tables below indicate the risk of investing in the Funds by comparing the average annual total return of each class of shares, as applicable for the periods shown to that of their benchmark index. The past performance of each Fund is not necessarily an indication of how the Fund will perform in the future. Performance figures do not reflect expenses incurred from investing through a separate account; if those expenses had been reflected, performance would have been lower. Please refer to the separate account prospectus for more information on expenses.

Legg Mason Partners Variable Investors Portfolio

Total Returns (Class I Shares)

Highest and Lowest Quarterly Returns (for periods shown in the bar chart)

	Highest Quarter		Lowest Quarter
Legg Mason Partners Variable Investors Portfolio	6/30/2003	20.19%	9/30/2002	(21.42)%

Average Annual Total Returns

(for the periods ended 12/31/2005)

Legg Mason Partners Variable Investors Portfolio	1 Year	5 Years	Since Inception*
Fund Class I Shares	6.53%	2.79%	6.43%
Fund Class II Shares	5.94%	NA	8.51%
S&P 500 Index†	4.91%	0.54%	4.14%**

†	The S&P 500 Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the U.S. It is not possible to invest directly in the S&P 500 Index. The Index does not reflect deductions for fees, expenses or taxes.
*	The inception date for Class I is 2/17/98 and for Class II is 3/26/04.
**	Since 2/17/98, inception of Class I shares.

Legg Mason Partners Variable Large Cap Value Portfolio

Total Returns

Highest and Lowest Quarterly Returns (for periods shown in the bar chart)

	Highest Quarter		Lowest Quarter
Legg Mason Partners Variable Large Cap Value Portfolio	6/30/2003	18.93%	9/30/2002	(21.29)%

Average Annual Total Returns

(for the periods ended 12/31/2005)

Legg Mason Partners Variable Large Cap Value Portfolio	1 Year	5 Years	10 Years
Fund	6.49%	0.59%	6.86%
S&P 500/Citigroup Value Index*	5.82%	2.43%	9.38%

*	This table indicates the risk of investing in the fund by comparing the average annual total return for the periods shown to that of the S&P 500/Citigroup Value Index, an index of stocks representing approximately half of the market capitalization of the stocks in the S&P 500 Index that, on a growth-value spectrum, have been identified as falling either wholly or partially within the value half of the spectrum based on a number of factors. Until December 16, 2005, when Standard & Poor’s changed both the name of the index and its calculation methodology, the index was called the S&P 500/BARRA Value Index. It is not possible to invest directly in an index. The Index does not reflect deductions for fees, expenses or taxes.

Legg Mason Partners Variable Fundamental Value Portfolio

Total Returns

Highest and Lowest Quarterly Returns (for periods shown in the bar chart)

	Highest Quarter		Lowest Quarter
Legg Mason Partners Variable Fundamental Value Portfolio	6/30/2003	20.88%	9/30/2002	(20.75)%

Average Annual Total Returns

(for the periods ended 12/31/2005)

Legg Mason Partners Variable Fundamental Value Portfolio	1 Year	5 Years	10 Years
Fund	4.78%	3.23%	10.23%
S&P 500 Index*	4.91%	0.54%	9.07%

*	The S&P 500 Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the U.S. It is not possible to invest directly in an index. The Index does not reflect deductions for fees, expenses or taxes.

Legg Mason Partners Variable All Cap Portfolio

Total Returns (Class I Shares)

Highest and Lowest Quarterly Returns (for periods shown in the bar chart)

	Highest Quarter		Lowest Quarter
Legg Mason Partners Variable All Cap Portfolio	6/30/2003	21.30%	9/30/2002	(20.63)%

Average Annual Total Returns

(for the periods ended 12/31/2005)

Legg Mason Partners Variable All Cap Portfolio	1 Year	5 Years	Since Inception*
Class I	4.05%	3.65%	9.48%
Class II	3.72%	N/A	11.66%
Russell 3000 Index†	6.12%	1.58%	4.66%**

*	The inception date for Class I was 2/17/98. The inception date for Class II was June 9, 2003.
**	Since 2/17/98, the inception date of Class I.
†	Russell 3000 Index is a broad based unmanaged capitalization weighted index of large capitalized companies. It is not possible to invest directly in an index. The Index does not reflect deductions for fees, expenses or taxes.

Legg Mason Partners Variable Appreciation Portfolio

Total Returns

Highest and Lowest Quarterly Returns (for periods shown in the bar chart)

	Highest Quarter		Lowest Quarter
Legg Mason Partners Variable Appreciation Portfolio	12/31/1998	16.91%	9/30/2002	(13.45)%

Average Annual Total Returns

(for the periods ended 12/31/2005)

Legg Mason Partners Variable Appreciation Portfolio	1 Year	5 Years	10 Years
Fund	4.29%	2.28%	8.56%
S&P 500 Index*	4.91%	0.54%	9.07%

*	The S&P 500 Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the U.S. It is not possible to invest directly in an index. The Index does not reflect deductions for fees, expenses or taxes.

Legg Mason Partners Variable Growth and Income Portfolio (A)

Total Returns

Highest and Lowest Quarterly Returns (for periods shown in the bar chart)

	Highest Quarter		Lowest Quarter
Legg Mason Partners Variable Growth and Income Portfolio (A)	6/30/2003	17.54%	9/30/2002	(17.61)%

Average Annual Total Returns

(for the periods ended 12/31/2005)

Legg Mason Partners Variable Growth and Income Portfolio (A)	1 Year	5 Years	Since Inception (9/15/99)
Fund	3.85%	0.32%	0.42%
S&P 500 Index*	4.91%	0.54%	9.07%

*	The S&P 500 Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the U.S. It is not possible to invest directly in an index. The Index does not reflect deductions for fees, expenses or taxes.

Legg Mason Partners Variable Growth and Income Portfolio (B)

Total Returns

Highest and Lowest Quarterly Returns (for periods shown in the bar chart)

	Highest Quarter		Lowest Quarter
Legg Mason Partners Variable Growth and Income Portfolio (B)	12/31/1998	17.94%	9/30/2002	(18.07)%

Average Annual Total Returns

(for the periods ended 12/31/2005)

Legg Mason Partners Variable Growth and Income Portfolio (B)	1 Year	5 Years	10 Years
Fund	3.63%	(0.54)%	6.37%
Russell 1000 Index*	6.27%	1.07%	9.29%
S&P 500 Index**	4.91%	0.54%	9.07%
Lipper Average***	5.84%	(0.41)%	7.22%

*	The Russell 1000 Index is an unmanaged index of the 1000 largest U.S. companies in the Russell 3000 Index, which represents 92% of the total market capitalization of the Russell 3000 Index. It is not possible to invest directly in an index. The Index does not reflect deductions for fees, expenses or taxes.
**	The S&P 500 Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the U.S. It is not possible to invest directly in an index. The Index does not reflect deductions for fees, expenses or taxes.
***	Variable Annuity Lipper Large Cap Core Funds Peer Group Average, an average composed of 126 large-cap funds which underlie variable annuities, reflects the performance of mutual funds with similar objectives but reflects no deduction for sale charges.

Legg Mason Partners Variable Small Cap Growth Portfolio

Total Returns (Class I Shares)

Highest and Lowest Quarterly Returns (for periods shown in the bar chart)

	Highest Quarter		Lowest Quarter
Legg Mason Partners Variable Small Cap Growth Portfolio	6/30/2003	24.42%	9/30/2002	(26.49)%

Average Annual Total Returns

(for the periods ended 12/31/2005)

Legg Mason Partners Variable Small Cap Growth Portfolio	1 Year	5 Years	Since Inception (11/8/99)
Fund Class I shares	4.89%	1.72%	7.35%
Russell 2000 Growth Index*	4.15%	2.28%	1.24%
Russell 2000 Index**	4.55%	8.22%	8.44%

*	The Russell 2000 Growth Index is an index which measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth rates. It is not possible to invest directly in an index. The Index does not reflect deductions for fees, expenses or taxes.
**	The Russell 2000 Index is an index which includes companies with market capitalizations below the top 1000 of stocks of the equity markets. It is not possible to invest directly in an index. The Index does not reflect deductions for fees, expenses or taxes.

Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio

Total Returns

Highest and Lowest Quarterly Returns (for periods shown in the bar chart)

	Highest Quarter		Lowest Quarter
Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio	12/31/1999	29.26%	9/30/1998	(26.02)%

Average Annual Total Returns

(for the periods ended 12/31/2005)

Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio	1 Year	5 Years	Since Inception (2/10/97)
Fund	4.90%	1.41%	6.39%
Russell 2000 Growth Index	4.15%	2.28%	4.69%

*	The Russell 2000 Growth Index is an unmanaged index which measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. It is not possible to invest directly in the index. An Index does not reflect deductions for fees, expenses or taxes.

Legg Mason Partners Variable Multiple Discipline Portfolio—Balanced All Cap Growth and Value (Class I)

Total Returns

Highest and Lowest Quarterly Returns (for periods shown in the bar chart)

	Highest Quarter		Lowest Quarter
Legg Mason Partners Variable Multiple Discipline Portfolio—Balanced All Cap Growth and Value	6/30/2003	10.91%	3/31/2005	(2.89)%

Average Annual Total Returns

(for the periods ended 12/31/2005)

Legg Mason Partners Variable Multiple Discipline Portfolio—Balanced All Cap Growth and Value	1 Year	Since Inception (10/1/2002)
Fund	4.25%	10.69%
Russell 1000 Index*	6.27%	16.93%
Russell 3000 Growth Index**	5.17%	15.07%
Russell 3000 Value Index***	6.85%	19.49%
Lehman Brothers Intermediate Treasury Bond Index†	1.56%	1.98%†

*	The Russell 1000 Index is a broad based unmanaged capitalization weighted index of 1000 of the largest companies of the Russell 3000 Index. It is not possible to invest directly in an index. The Index does not reflect deductions for fees, expenses or taxes.
**	The Russell 3000 Growth Index measures performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values (a price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities). It is not possible to invest directly in an index. The Index does not reflect deductions for fees, expenses or taxes.
***	The Russell 3000 Value Index measures performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in an index. The Index does not reflect deductions for fees, expenses or taxes.
†	The Lehman Brothers Intermediate Treasury Bond Index is an unmanaged index of U.S. Treasury Bonds with maturities between one and ten years. Index comparison begins on September 30, 2002. It is not possible to invest directly in an index. The Index does not reflect deductions for fees, expenses or taxes.

Legg Mason Partners Variable Capital and Income Portfolio

Because Legg Mason Partners Variable Capital and Income Portfolio has not been in existence for a full calendar year, it does not yet have sufficient operating history to generate the performance information that other mutual funds show in bar and table form.

Legg Mason Partners Variable Total Return Portfolio

Total Returns (Class I Shares)

Highest and Lowest Quarterly Returns (for periods shown in the bar chart)

	Highest Quarter		Lowest Quarter
Legg Mason Variable Partners Total Return Portfolio	6/30/2003	10.43%	9/30/2002	(5.82)%

Average Annual Total Returns

(for the periods ended 12/31/2005)

Legg Mason Partners Variable Total Return Portfolio	1 Year	5 Years	Since Inception*
Class I Shares	3.32%	3.77%	4.22%
Class II Shares	3.05%	N/A	6.96%
S&P 500 Index***	4.91%	0.54%	4.14%**
Citigroup BIG Index****	2.57%	5.93%	5.96%

*	Inception date for Class I is 2/17/1998. Inception date for Class II is June 6, 2003.
**	Based on Class I’s inception date of 2/17/1998.
***	The S&P 500 Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the U.S. It is not possible to invest directly in an index. The Index does not reflect deductions for fees, expenses or taxes.
****	The Citigroup Broad Investment Grade Bond Index is a broad based unmanaged index of corporate bonds.

It is not possible to invest directly in an index. The Index does not reflect deductions for fees, expenses or taxes.

APPENDIX K

Comparison of Board Composition

[To Come Based on Global Proxy]

K-1

APPENDIX L

Instructions for Signing the Proxy Card

The following general rules for signing the proxy card may be of assistance to you and avoid the time and expense involved in validating your vote if you fail to sign your proxy card properly.

1.	Individual Accounts: Sign your name exactly as it appears in the registration on the proxy card.

2.	Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to the name shown in the registration on the proxy card.

3.	All Other Accounts: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of registration. For example:

Registration	Valid Signature

Corporate Accounts
(1) ABC Corp.	ABC Corp.
(2) ABC Corp.	John Doe, Treasurer
(3) ABC Corp.
c/o John Doe, Treasurer	John Doe
(4) ABC Corp. Profit Sharing Plan	John Doe, Trustee

Trust Accounts
(1) ABC Trust	Jane B. Doe, Trustee
(2) Jane B. Doe, Trustee
u/t/d 12/28/78	Jane B. Doe

Custodial or Estate Accounts
(1) John B. Smith, Cust.
f/b/o John B. Smith, Jr. UGMA	John B. Smith
(2) Estate of John B. Smith	John B. Smith Jr., Executor

L-1

APPENDIX M

5% Shareholders

[To be provided]

M-1

PART B

INFORMATION REQUIRED IN THE STATEMENT OF ADDITIONAL INFORMATION

SUBJECT TO COMPLETION, DATED JULY     , 2006

Legg Mason Partners Variable Investors Portfolio

Legg Mason Partners Variable Fundamental Value Portfolio

Legg Mason Partners Variable Appreciation Portfolio

Legg Mason Partners Variable Small Cap Growth Portfolio

Legg Mason Partners Variable Multiple Discipline Portfolio—

Balanced All Cap Growth and Value

STATEMENT OF ADDITIONAL INFORMATION

August         , 2006

Acquisition of the Assets and Liabilities of:	By and in Exchange for Shares of:
Legg Mason Partners Variable Large Cap Value Portfolio	Legg Mason Partners Variable Investors Portfolio

Legg Mason Partners Variable All Cap Portfolio	Legg Mason Partners Variable Fundamental Value Portfolio

Legg Mason Partners Variable Growth and Income Portfolio (A) Legg Mason Partners Variable Growth and Income Portfolio (B)	Legg Mason Partners Variable Appreciation Portfolio Legg Mason Partners Variable Appreciation Portfolio

Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio	Legg Mason Partners Variable Small Cap Growth Portfolio

Legg Mason Partners Variable Capital and Income Portfolio Legg Mason Partners Variable Total Return Portfolio	Legg Mason Partners Variable Multiple Discipline Portfolio—Balanced All Cap Growth and Value Legg Mason Partners Variable Multiple Discipline Portfolio—Balanced All Cap Growth and Value

125 Broad Street New York, New York 10004 1-800-451-2010	125 Broad Street New York, New York 10004 1-800-451-2010

This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Proxy Statement/Prospectus dated [date], 2006, relating specifically to the proposed transfer of all of the assets and the assumption of all of the liabilities of Legg Mason Partners Variable Large Cap Value Portfolio, Legg Mason Partners Variable All Cap Portfolio, Legg Mason Partners Variable Growth and Income Portfolio (A), Legg Mason Partners Variable Growth and Income Portfolio (B), Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio, Legg Mason Partners Variable Capital and Income Portfolio, and Legg Mason Partners Variable Total Return Portfolio (each an “Acquired Fund” and collectively the “Acquired Funds”) in exchange for shares of the corresponding Acquiring Fund listed across from the Acquired Fund above having an aggregate value equal to those of the relevant Acquired Fund. To obtain a copy of the Proxy Statement/Prospectus, please write to the Acquiring Funds at the address set forth above or call 1-800-451-2010. The transfers are to occur pursuant to Agreements and Plans of Reorganization. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy Statement/Prospectus.

1

GENERAL INFORMATION

A Special Meeting of Shareholders of the Acquired Funds to consider the Reorganizations will be held at Bingham McCutchen LLP, 399 Park Avenue, 19th Floor, New York, New York 10022, on October 4, 2006, at 2:00, p.m., Eastern Time. For further information about the Reorganizations, see the Proxy Statement/Prospectus.

FINANCIAL STATEMENTS

The Statement of Additional Information related to the Proxy Statement/Prospectus dated [            ], 2006 consists of this cover page, the accompanying pro forma financial statements and the following documents, each of which was filed electronically with the Securities and Exchange Commission and is incorporated by reference herein:

1.	The Statement of Additional Information of each Acquiring Fund and date thereof:

Fund	Date and Filing Date	Accession Number
Legg Mason Partners Variable Investors Portfolio	May 1, 2006 Filed on April 27, 2006	0001193125-06-090998

Legg Mason Partners Variable Fundamental Value Portfolio	May 1, 2006 Filed on May 1, 2006	0000950123-06-005464

Legg Mason Partners Variable Appreciation Portfolio	May 1, 2006 Filed on May 1, 2006	0000950123-06-005464

Legg Mason Partners Variable Small Cap Growth Portfolio	May 1, 2006 Filed on April 27, 2006	0001193125-06-090998

Legg Mason Partners Variable Multiple Discipline Portfolio — Balanced All Cap Growth and Value	May 1, 2006 Filed on April 27, 2006	0001193125-06-090980

2.	The financial statements of each Acquired Fund as included in the Funds’ Annual Reports filed for the years ended October 31, 2005 or December 31, 2005 and accession numbers:

Fund	Year Ended	Accession Number
Legg Mason Partners Variable Large Cap Value Portfolio	October 31, 2005 Filed on January 9, 2006	0001193125-06-003424

Legg Mason Partners Variable All Cap Portfolio Legg Mason Partners Variable All Cap Portfolio	December 31, 2005 Filed on March 13, 2006 December 31, 2004 Filed on: March 9, 2005	0001193125-06-051252 0001193125-05-045617

Legg Mason Partners Variable Growth and Income Portfolio (A)	October 31, 2005 Filed on January 9, 2006	0001193125-06-003414

Legg Mason Partners Variable Growth and Income Portfolio (B)	December 31, 2005 Filed on March 13, 2006	0000950123-06-003025

Legg Mason Partners Small Cap Growth Opportunities Portfolio Legg Mason Partners Small Cap Growth Opportunities Portfolio	December 31, 2005 Filed on March 10, 2006 December 31, 2004 Filed on: March 11, 2005	0000930413-06-001951 0000930413-05-001793

Legg Mason Partners Variable Capital and Income Portfolio	December 31, 2005 Filed on March 13, 2006	0000950123-06-003011

Legg Mason Partners Variable Total Return Portfolio Legg Mason Partners Variable Total Return Portfolio	December 31, 2005 Filed on March 10, 2006 December 31, 2004 Filed on: March 11, 2005	0001193125-06-050592 0001193125-05-047547

2

3.	The financial statements of each Acquiring Fund as included in the Funds’ Annual Reports filed for the year ended December 31, 2005 and accession numbers:

Fund	Year Ended	Accession Number
Legg Mason Partners Variable Investors Portfolio Legg Mason Partners Variable Investors Portfolio	December 31, 2005 Filed on March 10, 2006 December 31, 2004 Filed on: March 9, 2005	0001193125-06-051210 0001193125-05-045591

Legg Mason Partners Variable Fundamental Value Portfolio	December 31, 2005 Filed on March 13, 2006	0000950123-06-003011

Legg Mason Partners Variable Appreciation Portfolio	December 31, 2005 Filed on March 13, 2006	0000950123-06-003011

Legg Mason Partners Variable Small Cap Growth Portfolio Legg Mason Partners Variable Small Cap Growth Portfolio	December 31, 2005 Filed on March 13, 2006 December 31, 2004 Filed on: March 10, 2005	0001193125-06-052294 0001193125-05-046123

Legg Mason Partners Variable Multiple Discipline Portfolio — Balanced All Cap Growth and Value	December 31, 2005 Filed on March 13, 2006	0001193125-06-051826

4.	Acquired Fund semi-annuals filed after the above referenced annual reports for periods ended April 30, 2006 and accession numbers:

Fund	Year Ended	Accession Number
Legg Mason Partners Variable Large Cap Value Portfolio	April 30, 2006 Filed on July 10, 2006	00011931125-06-143963

Legg Mason Partners Variable Growth and Income Portfolio (A)	April 30, 2006 Filed on July 7, 2006	0001193125-06-143854

PRO FORMA FINANCIAL STATEMENTS

Shown below are the financial statements for each Fund and pro forma financial statements for the combined Funds, assuming the Reorganizations are consummated as of March 31, 2006. The first table presents the Schedule of Investments for each Fund and pro forma figures for the combined Fund. The second table presents the Statements of Assets and Liabilities for each Fund and estimated pro forma figures for the combined Fund. The third table presents the Statements of Operations for each Fund and estimated pro forma figures for the combined Fund. These tables are followed by the Notes to the Pro Forma Financial Statements.

The pro forma financial statements are unaudited and are based on financial statements as of and for the year ended December 31, 2005. No pro forma financial statements are required for (i) the Reorganization of Legg Mason Partners Variable Growth and Income Portfolio (A) into Legg Mason Partners Variable Appreciation Portfolio, or (ii) the Reorganization of Legg Mason Partners Variable Growth and Income Portfolio (B) into Legg Mason Partners Variable Appreciation Portfolio, under current requirements of the SEC, because each of Legg Mason Partners Variable Growth and Income Portfolio (A)’s and Legg Mason Partners Variable Growth and Income Portfolio (B)’s respective net asset value does not exceed 10% of Legg Mason Partners Variable Appreciation Portfolio’s net asset value, measured as of June 23, 2006.

See Notes to Pro Forma Combined Financial Statements

3

Legg Mason Partners Variable Large Cap Value Portfolio (Acquired Fund)/Legg Mason Partners Variable Investors Portfolio (Acquiring Fund)

Schedule of Investments

Pro Forma Combined Schedule of Investments For Legg Mason Partners Variable Large Cap Value Portfolio and Legg Mason Partners Variable Investors Portfolio as of December 31, 2005 (Unaudited)

Legg Mason Partners Variable Large Cap Value Portfolio	Legg Mason Partners Variable Investors Portfolio	Pro Forma Combined Legg Mason Partners Variable Investors Portfolio		Legg Mason Partners Variable Large Cap Value Portfolio	Legg Mason Partners Variable Investors Portfolio	Pro Forma Combined Legg Mason Partners Variable Investors Portfolio
Shares	Shares	Shares	Security	Value	Value	Value
COMMON STOCKS — 94.6% CONSUMER DISCRETIONARY — 10.9% Hotels, Restaurants & Leisure — 1.8%
157,600	177,200	334,800	McDonald’s Corp.	$5,314,272	$5,975,185	$11,289,457

Household Durables — 1.0%
132,100	145,300	277,400	Newell Rubbermaid Inc.	3,141,338	3,455,234	6,596,572

Media — 6.1%
101,900	112,600	214,500	EchoStar Communications Corp., Class A Shares*	2,768,623	3,059,342	5,827,965
37,700	49,535	87,235	Liberty Global Inc., Series A Shares*	848,250	1,114,537	1,962,787
20,700	23,035	43,735	Liberty Global Inc., Series C Shares*	438,840	488,342	927,182
455,600	508,600	964,200	News Corp., Class B Shares	7,567,516	8,447,846	16,015,362
112,700	120,900	233,600	SES Global SA, FDR*	1,973,863	2,117,481	4,091,344
287,200	316,900	604,100	Time Warner Inc.	5,008,768	5,526,736	10,535,504

			Total Media	18,605,860	20,754,284	39,360,144

Multiline Retail — 2.0%
61,400	68,200	129,600	J.C. Penney Co. Inc.	3,413,840	3,791,920	7,205,760
51,500	57,900	109,400	Target Corp.	2,830,955	3,182,763	6,013,718

			Total Multiline Retail	6,244,795	6,974,683	13,219,478

			TOTAL CONSUMER DISCRETIONARY	33,306,265	37,159,386	70,465,651

CONSUMER STAPLES — 10.0%
Food & Staples Retailing — 4.2%
379,900	449,400	829,300	Kroger Co.*	7,172,512	8,484,672	15,657,184
113,100	127,100	240,200	Wal-Mart Stores Inc.	5,293,080	5,948,280	11,241,360

			Total Food & Staples Retailing	12,465,592	14,432,952	26,898,544

Food Products — 1.0%
162,200	182,400	344,600	Sara Lee Corp.	3,065,580	3,447,360	6,512,940

Household Products — 1.6%
80,000	89,900	169,900	Kimberly-Clark Corp.	4,772,000	5,362,535	10,134,535

Tobacco — 3.2%
131,700	147,600	279,300	Altria Group Inc.	9,840,624	11,028,672	20,869,296

			TOTAL CONSUMER STAPLES	30,143,796	34,271,519	64,415,315

ENERGY — 9.4%
Energy Equipment & Services — 2.6%
59,000	43,000	102,000	ENSCO International Inc.	2,616,650	1,907,050	4,523,700
81,800	90,500	172,300	GlobalSantaFe Corp.	3,938,670	4,357,575	8,296,245
32,500	36,500	69,000	Halliburton Co.	2,013,700	2,261,540	4,275,240

			Total Energy Equipment & Services	8,569,020	8,526,165	17,095,185

Oil, Gas & Consumable Fuels — 6.8%
102,200	115,000	217,200	Marathon Oil Corp.	6,231,134	7,011,550	13,242,684
23,400	26,000	49,400	Nexen Inc.	1,114,542	1,238,380	2,352,922
49,900	55,900	105,800	Royal Dutch Shell PLC, Sponsored ADR, Class A Shares	3,068,351	3,437,291	6,505,642
46,100	51,300	97,400	Suncor Energy Inc.	2,910,293	3,238,569	6,148,862
52,800	71,400	124,200	Total SA, Sponsored ADR	6,673,920	9,024,960	15,698,880

			Total Oil, Gas & Consumable Fuels	19,998,240	23,950,750	43,948,990

			TOTAL ENERGY	28,567,260	32,476,915	61,044,175

See Notes to Pro Forma Combined Financial Statements

4

Legg Mason Partners Variable Large Cap Value Portfolio	Legg Mason Partners Variable Investors Portfolio	Pro Forma Combined Legg Mason Partners Variable Investors Portfolio		Legg Mason Partners Variable Large Cap Value Portfolio	Legg Mason Partners Variable Investors Portfolio	Pro Forma Combined Legg Mason Partners Variable Investors Portfolio
Shares	Shares	Shares	Security	Value	Value	Value
FINANCIALS — 29.7%
Capital Markets — 4.0%
36,700	39,800	76,500	Goldman Sachs Group Inc.	$4,686,957	$5,082,858	$9,769,815
113,000	127,000	240,000	Merrill Lynch & Co. Inc.	7,653,490	8,601,710	16,255,200

			Total Capital Markets	12,340,447	13,684,568	26,025,015

Commercial Banks — 8.0%
221,100	249,700	470,800	Bank of America Corp.	10,203,765	11,523,655	21,727,420
97,700	109,600	207,300	U.S. Bancorp	2,920,253	3,275,944	6,196,197
89,900	100,600	190,500	Wachovia Corp.	4,752,114	5,317,716	10,069,830
102,300	114,800	217,100	Wells Fargo & Co.	6,427,509	7,212,884	13,640,393

			Total Commercial Banks	24,303,641	27,330,199	51,633,840

Consumer Finance — 4.6%
87,900	99,100	187,000	American Express Co.	4,523,334	5,099,686	9,623,020
86,600	97,700	184,300	Capital One Financial Corp.	7,482,240	8,441,280	15,923,520
68,200	76,700	144,900	MBNA Corp.	1,851,630	2,082,405	3,934,035

			Total Consumer Finance	13,857,204	15,623,371	29,480,575

Diversified Financial Services — 2.0%
153,600	172,700	326,300	JPMorgan Chase & Co.	6,096,384	6,854,463	12,950,847

Insurance — 6.2%
105,100	118,500	223,600	American International Group Inc.	7,170,973	8,085,255	15,256,228
37,400	42,800	80,200	Chubb Corp.	3,652,110	4,179,420	7,831,530
54,500	60,600	115,100	Loews Corp.	5,169,325	5,747,910	10,917,235
73,900	60,400	134,300	St. Paul Travelers Cos. Inc.	3,301,113	2,698,068	5,999,181

			Total Insurance	19,293,521	20,710,653	40,004,174

Real Estate — 1.8%
93,100	103,300	196,400	Equity Office Properties Trust	2,823,723	3,133,089	5,956,812
64,400	71,100	135,500	Equity Residential	2,519,328	2,781,432	5,300,760

			Total Real Estate	5,343,051	5,914,521	11,257,572

Thrifts & Mortgage Finance — 3.1%
70,600	79,700	150,300	Freddie Mac	4,613,710	5,208,395	9,822,105
74,740	83,300	158,040	Golden West Financial Corp.	4,932,840	5,497,800	10,430,640

			Total Thrifts & Mortgage Finance	9,546,550	10,706,195	20,252,745

			TOTAL FINANCIALS	90,780,798	100,823,970	191,604,768

HEALTH CARE — 10.5%
Health Care Providers & Services — 3.9%
102,900	116,000	218,900	UnitedHealth Group Inc.	6,394,206	7,208,240	13,602,446
69,200	77,800	147,000	WellPoint Inc.*	5,521,468	6,207,662	11,729,130

			Total Health Care Providers & Services	11,915,674	13,415,902	25,331,576

Pharmaceuticals — 6.6%
91,000	102,100	193,100	Abbott Laboratories	3,588,130	4,025,803	7,613,933
55,300	60,700	116,000	Johnson & Johnson	3,323,530	3,648,070	6,971,600
82,500	93,100	175,600	Novartis AG, Sponsored ADR	4,329,600	4,885,888	9,215,488
186,100	208,300	394,400	Pfizer Inc.	4,339,852	4,857,556	9,197,408
99,800	112,900	212,700	Sanofi-Aventis, ADR	4,381,220	4,956,310	9,337,530

			Total Pharmaceuticals	19,962,332	22,373,627	42,335,959

			TOTAL HEALTH CARE	31,878,006	35,789,529	67,667,535

INDUSTRIALS — 7.1%
Aerospace & Defense — 4.6%
90,600	100,000	190,600	Boeing Co.	6,363,744	7,024,000	13,387,744
82,400	93,200	175,600	Raytheon Co.	3,308,360	3,741,980	7,050,340

See Notes to Pro Forma Combined Financial Statements

5

Legg Mason Partners Variable Large Cap Value Portfolio	Legg Mason Partners Variable Investors Portfolio	Pro Forma Combined Legg Mason Partners Variable Investors Portfolio		Legg Mason Partners Variable Large Cap Value Portfolio	Legg Mason Partners Variable Investors Portfolio	Pro Forma Combined Legg Mason Partners Variable Investors Portfolio
Shares	Shares	Shares	Security	Value	Value	Value
77,500	87,200	164,700	United Technologies Corp.	$4,333,025	$4,875,352	$9,208,377

			Total Aerospace & Defense	14,005,129	15,641,332	29,646,461

Commercial Services & Supplies — 1.1%
59,000	65,100	124,100	Avery Dennison Corp.	3,260,930	3,598,077	6,859,007

Industrial Conglomerates — 1.4%
57,200	64,200	121,400	Textron Inc.	4,403,256	4,942,116	9,345,372

			TOTAL INDUSTRIALS	21,669,315	24,181,525	45,850,840

INFORMATION TECHNOLOGY — 5.2%
Communications Equipment — 3.2%
109,900	121,000	230,900	Comverse Technology Inc.*	2,922,241	3,217,390	6,139,631
266,300	300,400	566,700	Nokia Oyj, Sponsored ADR	4,873,290	5,497,320	10,370,610
680,800	767,400	1,.448,200	Nortel Networks Corp.*	2,083,248	2,348,244	4,431,492

			Total Communications Equipment	9,878,779	11,062,954	20,941,733

Computers & Peripherals — 1.0%
36,300	40,700	77,000	International Business Machines Corp.	2,983,860	3,345,540	6,329,400

Software — 1.0%
116,400	130,800	247,200	Microsoft Corp.	3,043,860	3,420,420	6,464,280

			TOTAL INFORMATION TECHNOLOGY	15,906,499	17,828,914	33,735,413

MATERIALS — 2.2%
Chemicals — 2.2%
46,400	52,700	99,100	Air Products & Chemicals Inc.	2,746,416	3,119,313	5,865,729
89,600	100,800	190,400	E.I. du Pont de Nemours & Co.	3,808,000	4,284,000	8,092,000

			TOTAL MATERIALS	6,554,416	7,403,313	13,957,729

TELECOMMUNICATION SERVICES — 7.8%
Diversified Telecommunication Services — 1.9%
242,737	263,575	506,312	AT&T Inc.	5,944,629	6,454,952	12,399,581

Wireless Telecommunication Services — 5.9%
91,700	102,600	194,300	ALLTEL Corp.	5,786,270	6,474,060	12,260,330
399,800	439,900	839,700	Liberty Media Corp., Class A Shares*	3,146,426	3,462,013	6,608,439
384,902	432,614	817,516	Sprint Nextel Corp.	8,991,311	10,105,863	19,097,174

			Total Wireless Telecommunication Services	17,924,007	20,041,936	37,965,943

			TOTAL TELECOMMUNICATION SERVICES	23,868,636	26,496,888	50,365,524

UTILITIES — 1.8%
Multi-Utilities — 1.8%
118,400	140,100	258,500	Sempra Energy	5,309,056	6,282,084	11,591,140

			TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $499,622,753)	287,984,047	322,714,043	610,698,090

Face Amount	Face Amount	Face Amount
SHORT-TERM INVESTMENTS — 4.8%
Repurchase Agreements — 4.8%
$13,523,000	$10,000,000	$23,523,000	Interest in $599,979,000 joint tri-party repurchase agreement dated 12/30/05 with Merrill Lynch, Pierce, Fenner & Smith Inc., 4.250% due 1/3/06; Proceeds at maturity — $23,534,108; (Fully collateralized by U.S. Treasury obligations, 0.000% to 4.500% due 1/5/06 to 11/15/15; Market value — $23,993,627)	13,523,000	10,000,000	23,523,000

See Notes to Pro Forma Combined Financial Statements

6

Legg Mason Partners Variable Large Cap Value Portfolio	Legg Mason Partners Variable Investors Portfolio	Pro Forma Combined Legg Mason Partners Variable Investors Portfolio		Legg Mason Partners Variable Large Cap Value Portfolio	Legg Mason Partners Variable Investors Portfolio	Pro Forma Combined Legg Mason Partners Variable Investors Portfolio
Face Amount	Face Amount	Face Amount	Security	Value	Value	Value

—	$7,252,000	$7,252,000	Interest in $577,312,000 joint tri-party repurchase agreement dated 12/30/05 with Morgan Stanley, 4.250% due 1/3/06; Proceeds at maturity — $7,255,425; (Fully collateralized by various U.S. government agency obligations, 0.000% to 6.300% due 2/5/07 to 10/06/25; Market Value $7,473,843)	—	$7,252,000	$7,252,000

			TOTAL SHORT-TERM INVESTMENTS (Cost — $30,775,000)	$13,523,000	17,252,000	30,775,000

			TOTAL INVESTMENTS — 99.4% (Cost — $530,397,753#)	301,507,047	339,966,043	641,473,090
			Other Assets in Excess of Liabilities — 0.6%	2,114,161	1,832,338	3,946,499

			TOTAL NET ASSETS — 100.0%	$303,621,208	$341,798,381	$645,419,589

*	Non-income producing security.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR — American Depositary Receipt

FDR — Foreign Depositary Receipt

See Notes to Pro Forma Combined Financial Statements

7

Statement of Assets and Liabilities

Pro Forma Combined Statement of Assets and Liabilities for Legg Mason Partners Variable Large Cap Value Portfolio and Legg Mason Partners Variable Investors Portfolio as of December 31, 2005 (Unaudited)

	Legg Mason Partners Variable Large Cap Value Portfolio	Legg Mason Partners Variable Investors Portfolio	Pro Forma Adjustments		Pro Forma Combined Legg Mason Partners Variable Investors Portfolio
ASSETS:
Investments, at cost	$250,874,790	$279,522,963	—		$530,397,753

Investments, at value	$301,507,047	$339,966,043	—		$641,473,090
Cash	55	276	—		331
Receivable for securities sold	8,887,093	10,902,523	—		19,789,616
Receivable for Fund shares sold	—	35,438	—		35,438
Dividends and interest receivable	411,324	455,778	—		867,102
Prepaid expenses	4,565	4,706	—		9,271

Total Assets	310,810,084	351,364,764	—		662,174,848

LIABILITIES:
Payable for securities purchased	6,948,028	8,647,610	—		15,595,638
Payable for Fund shares repurchased	—	654,464	—		654,464
Management fee payable	166,908	176,217	—		343,125
Distribution fees payable	—	464	—		464
Directors’ fees payable	2,659	2,553	—		5,212
Accrued expenses	71,281	85,075	—		156,356

Total Liabilities	7,188,876	9,566,383	—		16,755,259

Total Net Assets	$303,621,208	$341,798,381	—		$645,419,589

NET ASSETS:
Par value	$161	$23,512	$20,726		$44,399
Paid-in capital in excess of par value	284,541,680	304,612,657	(20,726)		589,133,611
Undistributed (overdistributed) net investment income	(643,559)	569,806	—		(73,753)
Accumulated net realized loss on investments and foreign currencies	(30,909,159)	(23,850,489)	—		(54,759,648)
Net unrealized appreciation on investments and foreign currencies	50,632,085	60,442,895	—		111,074,980

Total Net Assets	$303,621,208	$341,798,381	$—		$645,419,589

Net Assets:
Class I*	$303,621,208	$339,529,004	$2,269,377	(a)	$645,419,589
Class II	—	2,269,377	(2,269,377	)(a)	—

	$303,621,208	$341,798,381	$—		$645,419,589

Shares Outstanding†:
Class I*	16,053,796	23,356,513	4,988,702	(a)(b)	44,399,011
Class II	—	155,747	(155,747	)(a)(b)	—
Net Asset Value:
Class I	$18.91	$14.54			$14.54
Class II*	—	$14.57			—

*	Legg Mason Partners Variable Large Cap Value Portfolio is a single class Fund and has no class designation.
†	The par value for each class of shares of Legg Mason Partners Variable Investors Portfolio and the Pro Forma Combined Fund is $.001. The par value for each class of Legg Mason Partners Variable Large Cap Value Portfolio is $.00001.
(a)	Legg Mason Partners Variable Investors Portfolio Class II shares will be exchanged for Legg Mason Partners Variable Investors Portfolio Class I shares.
(b)	Reflects adjustments to the number of shares outstanding due to the Reorganization.

See Notes to Pro Forma Combined Financial Statements

8

Statement of Operations

Pro Forma Combined Statement of Operations for Legg Mason Partners Variable Large Cap Value Portfolio and Legg Mason Partners Variable Investors Portfolio for the Twelve Months Ended December 31, 2005 (Unaudited)

	Legg Mason Partners Variable Large Cap Value Portfolio	Legg Mason Partners Variable Investors Portfolio	Pro Forma Adjustments		Pro Forma Combined Legg Mason Partners Variable Investors Portfolio
INVESTMENT INCOME:
Dividends	$6,262,327	$6,792,194	—		$13,054,521
Interest	289,466	344,904	—		634,370
Income from securities lending	—	29,085	—		29,085
Less: Foreign taxes withheld	(107,999)	(134,295)	—		(242,294)

Total Investment Income	6,443,794	7,031,888	—		13,475,682

EXPENSES:
Management fee	1,917,203	2,246,840	$(195,221	)(a)	3,968,822
Distribution fees	—	4,245	(4,245	)(a)	—
Transfer agent fees	4,995	344	(4,923	)(a)	416
Shareholder reports	41,889	61,047	(25,078	)(b)	77,858
Custody fees	42,286	59,755	13,647	(a)	115,688
Legal fees	23,905	39,637	(19,941	)(b)	43,601
Insurance	11,507	2,796	—		14,303
Audit and tax	29,317	38,113	(22,930	)(b)	44,500
Directors’ fees	13,611	13,036	—		26,647
Miscellaneous expenses	1,821	9,680	(1,639	)(b)	9,862

Total Expenses	2,086,534	2,475,493	(260,330)		4,301,697
Less: Fee waivers and/or expense reimbursements	—	(13,968)	13,968		—

Net Expenses	2,086,534	2,461,525	(246,362)		4,301,697

Net Investment Income	4,357,260	4,570,363	246,362		9,173,985

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net Realized Gain (Loss) From:
Investments	10,808,781	14,011,402	—		24,820,183
Foreign currency transactions	(468)	(535)	—		(1,003)

Net Realized Gain	10,808,313	14,010,867	—		24,819,180

Change in Net Unrealized Appreciation/Depreciation From:
Investments	3,901,088	2,747,945	—		6,649,033
Foreign currencies	(172)	(185)	—		(357)

Change in Net Unrealized Appreciation/ Depreciation	3,900,916	2,747,760	—		6,648,676

Net Gain on Investments and Foreign Currencies	14,709,229	16,758,627	—		31,467,856

Increase in Net Assets From Operations	$19,066,489	$21,328,990	$246,362		$40,641,841

(a)	To adjust expenses to reflect the Combined Fund’s estimated fees and expenses based upon contractual rates in effect for Legg Mason Partners Variable Investors Portfolio.
(b)	Reflects the elimination of duplicative expenses and economies of scale achieved as a result of the proposed Reorganization.

See Notes to Pro Forma Combined Financial Statements

9

Legg Mason Partners Variable Large Cap Value Portfolio Reorganization Into Legg Mason Partners Variable Investors Portfolio

Notes to Pro Forma Combined Financial Statements (Unaudited)

1.	Basis of Combination:

The accompanying unaudited Pro Forma Combined Statement of Assets and Liabilities, including the Pro Forma Combined Schedule of Investments at December 31, 2005 and the related Pro Forma Combined Statement of Operations (“Pro Forma Statements”) for the twelve months ended December 31, 2005, reflect the accounts of Legg Mason Partners Variable Large Cap Value Portfolio (“Acquired Fund”) and Legg Mason Partners Variable Investors Portfolio (“Acquiring Fund”), each a “Fund.” Following the combination, the Legg Mason Partners Variable Investors Portfolio will be the accounting survivor.

Under the terms of the Agreement and Plan of Reorganization, the exchange of assets of the Acquired Fund for shares of the Acquiring Fund will be treated as a tax-free reorganization and accordingly, the tax-free reorganization will be accounted for in an “as-if” pooling of interests. The combination would be accomplished by an acquisition of the net assets of the Acquired Fund in exchange for shares of the Acquiring Fund at net asset value. The unaudited Pro Forma Combined Schedule of Investments and the unaudited Pro Forma Combined Statement of Assets and Liabilities have been prepared as though the combination had been effective on December 31, 2005. The unaudited Pro Forma Combined Statement of Operations reflects the results of the Funds for the twelve months ended December 31, 2005 as if the reorganization occurred on January 1, 2005. These pro forma statements have been derived from the books and records of the Funds utilized in calculating daily net asset values at the dates indicated above in conformity with U.S. generally accepted accounting principles. The historical cost of investment securities will be carried forward to the surviving entity and the results of operations for pre-combination periods of the Acquiring Fund will not be restated. The fiscal year ends are October 31 for the Legg Mason Partners Variable Large Cap Value Portfolio and December 31 for the Legg Mason Partners Variable Investors Portfolio.

The Pro Forma Combined Financial Statements should be read in conjunction with the historical financial statements of each Fund, which are incorporated by reference in the Statement of Additional Information.

2.	Use of Estimates:

Management has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these Pro Forma Combined Financial Statements in conformity with U.S. generally accepted accounting principles for investment companies. Actual results could differ from these estimates.

3.	Investment Valuation:

Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates market value.

4.	Capital Shares:

The unaudited pro forma net asset value per share assumes additional shares of capital stock of the Acquiring Fund were issued in connection with the proposed acquisition of the Acquired Fund as of December 31, 2005. The number of additional shares issued was calculated by dividing the net asset value of each class of the Acquired Fund by the respective class net asset value per share of the Acquiring Fund.

10

5.	Pro Forma Operations:

In the Pro Forma Combined Statement of Operations certain expenses have been adjusted to reflect the expected expenses of the combined entity. The pro forma investment management fees and plan of distribution fees of the combined entity are based on the fee schedules in effect for the Acquiring Fund’s combined level of average net assets for the twelve months ended December 31, 2005.

Effective January 1, 2006, new custody contracts and transfer agency contracts were implemented for the Funds. The effects of these new contracts are not reflected in the accompanying Pro Forma Combined Statement of Operations but are reflected in the Pro Forma Fee Table.

6.	Federal Income Taxes:

It is the policy of the Funds to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute substantially all of their net investment income and net realized gains on investments, if any, to their shareholders. Therefore, no federal income tax provision is required.

Legg Mason Partners Variable All Cap Portfolio (Acquired Fund)/Legg Mason Partners Variable Fundamental Value Portfolio (Acquiring Fund)

Schedule of Investments

Pro Forma Combined Schedule of Investments for Legg Mason Partners Variable All Cap Portfolio and Legg Mason Partners Variable Fundamental Value Portfolio as of December 31, 2005 (Unaudited)

Legg Mason Partners Variable All Cap Portfolio	Legg Mason Partners Variable Fundamental Value Portfolio	Pro Forma Combined Legg Mason Partners Variable Fundamental Value Portfolio		Legg Mason Partners Variable All Cap Portfolio	Legg Mason Partners Variable Fundamental Value Portfolio	Pro Forma Combined Legg Mason Partners Variable Fundamental Value Portfolio
Shares	Shares	Shares	Security	Value	Value	Value
COMMON STOCKS — 88.2%
CONSUMER DISCRETIONARY — 14.9%
Auto Components — 1.0%
108,800	295,500	404,300	Lear Corp.	$3,096,448	$8,409,929	$11,506,377

Hotels, Restaurants & Leisure — 0.8%
—	188,000	188,000	Carnival Corp.	—	10,052,360	10,052,360

Leisure Equipment & Products — 2.2%
209,800	665,500	875,300	Hasbro Inc.	4,233,764	13,429,790	17,663,554
161,800	399,300	561,100	Mattel Inc.	2,559,676	6,316,926	8,876,602

			Total Leisure Equipment & Products	6,793,440	19,746,716	26,540,156

Media — 9.7%
13,437	36,812	50,249	CCE Spinco Inc.*	176,024	482,238	658,262
107,500	294,500	402,000	Clear Channel Communications Inc.	3,380,875	9,262,025	12,642,900
171,900	356,300	528,200	Comcast Corp., Special Class A Shares*	4,416,111	9,153,347	13,569,458
466,200	1,261,400	1,727,600	Interpublic Group of Cos. Inc.*	4,498,830	12,172,510	16,671,340
283,400	—	283,400	News Corp., Class A Shares	4,406,870	—	4,406,870
179,100	1,054,300	1,233,400	News Corp., Class B Shares	2,974,851	17,511,923	20,486,774
277,800	741,700	1,019,500	Pearson PLC	3,282,407	8,763,719	12,046,126
276,000	834,950	1,110,950	Time Warner Inc.	4,813,440	14,561,528	19,374,968
204,200	545,700	749,900	Walt Disney Co.	4,894,674	13,080,429	17,975,103

			Total Media	32,844,082	84,987,719	117,831,801

Specialty Retail — 1.2%
101,700	251,400	353,100	Home Depot Inc.	4,116,816	10,176,672	14,293,488

			TOTAL CONSUMER DISCRETIONARY	46,850,786	133,373,396	180,224,182

See Notes to Pro Forma Combined Financial Statements

11

Legg Mason Partners Variable All Cap Portfolio	Legg Mason Partners Variable Fundamental Value Portfolio	Proforma Combined Legg Mason Partners Variable Fundamental Value Portfolio		Legg Mason Partners Variable All Cap Portfolio	Legg Mason Partners Variable Fundamental Value Portfolio	Proforma Combined Legg Mason Partners Variable Fundamental Value Portfolio
Shares	Shares	Shares	Security	Value	Value	Value
CONSUMER STAPLES — 5.9%
Beverages — 0.5%
27,100	71,700	98,800	Molson Coors Brewing Co., Class B Shares	$1,815,429	$4,803,183	$6,618,612

Food & Staples Retailing — 2.8%
21,100	60,200	81,300	Albertson’s Inc.	450,485	1,285,270	1,735,755
10,971	—	10,971	FHC Delaware Inc.(a)(b)*	52,112	—	52,112
188,500	491,025	679,525	Safeway Inc.	4,459,910	11,617,652	16,077,562
88,300	238,300	326,600	Wal-Mart Stores Inc.	4,132,440	11,152,440	15,284,880

			Total Food & Staples Retailing	9,094,947	24,055,362	33,150,309

Food Products — 2.6%
107,800	289,900	397,700	Kraft Foods Inc., Class A Shares	3,033,492	8,157,786	11,191,278
220,600	585,000	805,600	Unilever PLC	2,185,709	5,796,190	7,981,899
85,600	222,300	307,900	Unilever PLC, Sponsored ADR	3,434,272	8,918,676	12,352,948

			Total Food Products	8,653,473	22,872,652	31,526,125

			TOTAL CONSUMER STAPLES	19,563,849	51,731,197	71,295,046

ENERGY — 9.4%
Energy Equipment & Services — 3.2%
48,700	129,400	178,100	Baker Hughes Inc.	2,959,986	7,864,932	10,824,918
40,700	172,700	213,400	GlobalSantaFe Corp.	1,959,705	8,315,505	10,275,210
70,900	185,300	256,200	Halliburton Co.	4,392,964	11,481,188	15,874,152
21,500	—	21,500	Schlumberger Ltd.	2,088,725	—	2,088,725

			Total Energy Equipment & Services	11,401,380	27,661,625	39,063,005

Oil, Gas & Consumable Fuels —6.2%
38,500	100,900	139,400	Anadarko Petroleum Corp.	3,647,875	9,560,275	13,208,150
9,700	25,100	34,800	BP PLC, Sponsored ADR	622,934	1,611,922	2,234,856
42,800	102,800	145,600	Chevron Corp.	2,429,756	5,835,956	8,265,712
27,000	72,200	99,200	ConocoPhillips	1,570,860	4,200,596	5,771,456
—	111,300	111,300	Devon Energy Corp.	—	6,960,702	6,960,702
44,600	119,400	164,000	Exxon Mobil Corp.	2,505,182	6,706,698	9,211,880
89,800	222,900	312,700	Murphy Oil Corp.	4,848,302	12,034,371	16,882,673
140,200	367,290	507,490	Williams Cos. Inc.	3,248,434	8,510,109	11,758,543

			Total Oil, Gas & Consumable Fuels	18,873,343	55,420,629	74,293,972

			TOTAL ENERGY	30,274,723	83,082,254	113,356,977

FINANCIALS — 17.9%
Capital Markets — 2.7%
6,500	17,300	23,800	Goldman Sachs Group Inc.	830,115	2,209,383	3,039,498
76,400	199,800	276,200	Merrill Lynch & Co. Inc.	5,174,572	13,532,454	18,707,026
56,900	148,900	205,800	State Street Corp.	3,154,536	8,255,016	11,409,552

			Total Capital Markets	9,159,223	23,996,853	33,156,076

Commercial Banks — 1.8%
442	1,147	1,589	Mitsubishi Tokyo Financial Group Inc.	5,999,321	15,568,375	21,567,696

Consumer Finance — 2.7%
84,900	201,700	286,600	American Express Co.	4,368,954	10,379,482	14,748,436
182,600	476,500	659,100	MBNA Corp.	4,957,590	12,936,975	17,894,565

			Total Consumer Finance	9,326,544	23,316,457	32,643,001

Diversified Financial Services — 2.5%
16,980	40,340	57,320	Ameriprise Financial Inc.	696,180	1,653,940	2,350,120
193,756	522,400	716,156	JPMorgan Chase & Co.	7,690,176	20,734,056	28,424,232

			Total Diversified Financial Services	8,386,356	22,387,996	30,774,352

Insurance — 5.1%
48,000	125,600	173,600	Ambac Financial Group Inc.	3,698,880	9,678,736	13,377,616
62,700	164,200	226,900	American International Group Inc.	4,278,021	11,203,366	15,481,387

See Notes to Pro Forma Combined Financial Statements

12

Legg Mason Partners Variable All Cap Portfolio	Legg Mason Partners Variable Fundamental Value Portfolio	Proforma Combined Legg Mason Partners Variable Fundamental Value Portfolio		Legg Mason Partners Variable All Cap Portfolio	Legg Mason Partners Variable Fundamental Value Portfolio	Proforma Combined Legg Mason Partners Variable Fundamental Value Portfolio
Shares	Shares	Shares	Security	Value	Value	Value
54,100	136,700	190,800	Chubb Corp.	$5,282,865	$13,348,755	$18,631,620
143,200	192,415	335,615	CNA Surety Corp.*	2,086,424	2,803,486	4,889,910
28,000	77,600	105,600	Hartford Financial Services Group Inc.	2,404,920	6,665,064	9,069,984

			Total Insurance	17,751,110	43,699,407	61,450,517

Thrifts & Mortgage Finance — 3.1%
55,200	144,100	199,300	MGIC Investment Corp.	3,633,264	9,484,662	13,117,926
163,000	423,600	586,600	PMI Group Inc.	6,694,410	17,397,252	24,091,662

			Total Thrifts & Mortgage Finance	10,327,674	26,881,914	37,209,588

			TOTAL FINANCIALS	60,950,228	155,851,002	216,801,230

HEALTH CARE — 10.2% Biotechnology — 1.2%
28,500	70,700	99,200	Amgen Inc.*	2,247,510	5,575,402	7,822,912
256,400	643,300	899,700	Aphton Corp.*	89,740	225,155	314,895
138,914	346,896	485,810	Enzo Biochem Inc.*	1,725,312	4,308,448	6,033,760

			Total Biotechnology	4,062,562	10,109,005	14,171,567

Pharmaceuticals — 9.0%
121,300	280,500	401,800	Abbott Laboratories	4,782,859	11,060,115	15,842,974
—	206,500	206,500	Bentley Pharmaceuticals Inc.*	—	3,388,665	3,388,665
33,400	74,800	108,200	Eli Lilly & Co.	1,890,106	4,232,932	6,123,038
89,200	232,900	322,100	GlaxoSmithKline PLC, Sponsored ADR	4,502,816	11,756,792	16,259,608
101,700	236,900	338,600	Johnson & Johnson	6,112,170	14,237,690	20,349,860
134,500	171,700	306,200	Novartis AG, Sponsored ADR	7,058,560	9,010,816	16,069,376
149,600	406,000	555,600	Pfizer Inc.	3,488,672	9,467,920	12,956,592
116,100	291,700	407,800	Wyeth	5,348,727	13,438,619	18,787,346

			Total Pharmaceuticals	33,183,910	76,593,549	109,777,459

			TOTAL HEALTH CARE	37,246,472	86,702,554	123,949,026

INDUSTRIALS — 7.1%
Aerospace & Defense — 3.5%
45,100	119,500	164,600	Boeing Co.	3,167,824	8,393,680	11,561,504
75,000	201,400	276,400	Honeywell International Inc.	2,793,750	7,502,150	10,295,900
140,600	366,600	507,200	Raytheon Co.	5,645,090	14,718,990	20,364,080

			Total Aerospace & Defense	11,606,664	30,614,820	42,221,484

Airlines — 1.4%
301,700	760,800	1,062,500	Southwest Airlines Co.	4,956,931	12,499,944	17,456,875

Electrical Equipment — 0.3%
—	50,000	50,000	Emerson Electric Co.	—	3,735,000	3,735,000

Machinery — 1.9%
81,400	208,700	290,100	Caterpillar Inc.	4,702,478	12,056,599	16,759,077
22,400	64,000	86,400	Deere & Co.	1,525,664	4,359,040	5,884,704

			Total Machinery	6,228,142	16,415,639	22,643,781

			TOTAL INDUSTRIALS	22,791,737	63,265,403	86,057,140

INFORMATION TECHNOLOGY — 14.1%
Communications Equipment — 5.2%
355,700	1,016,000	1,371,700	Cisco Systems Inc.*	6,089,584	17,393,920	23,483,504
1,500,000	3,338,300	4,838,300	Lucent Technologies Inc.*	3,990,000	8,879,878	12,869,878
183,200	481,000	664,200	Motorola Inc.	4,138,488	10,865,790	15,004,278
181,500	440,700	622,200	Nokia Oyj, Sponsored ADR	3,321,450	8,064,810	11,386,260

			Total Communications Equipment	17,539,522	45,204,398	62,743,920

See Notes to Pro Forma Combined Financial Statements

13

Legg Mason Partners Variable All Cap Portfolio	Legg Mason Partners Variable Fundamental Value Portfolio	Proforma Combined Legg Mason Partners Variable Fundamental Value Portfolio		Legg Mason Partners Variable All Cap Portfolio	Legg Mason Partners Variable Fundamental Value Portfolio	Proforma Combined Legg Mason Partners Variable Fundamental Value Portfolio
Shares	Shares	Shares	Security	Value	Value	Value
Computers & Peripherals — 0.0%
—	700	700	International Business Machines Corp.	—	$57,540	$57,540

Electronic Equipment & Instruments — 1.1%
110,500	286,700	397,200	Agilent Technologies Inc.*	$3,678,545	9,544,243	13,222,788

Semiconductors & Semiconductor Equipment — 5.3%
210,500	548,400	758,900	Applied Materials Inc.	3,776,370	9,838,296	13,614,666
68,300	177,100	245,400	Novellus Systems Inc.*	1,647,396	4,271,652	5,919,048
12,300	33,300	45,600	Samsung Electronics Co., Ltd., GDR(c)	4,052,850	10,972,350	15,025,200
480,509	1,252,123	1,732,632	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	4,761,845	12,408,539	17,170,384
106,300	287,600	393,900	Texas Instruments Inc.	3,409,041	9,223,332	12,632,373

			Total Semiconductors & Semiconductor Equipment	17,647,502	46,714,169	64,361,671

Software — 2.5%
233,800	600,800	834,600	Micromuse Inc.*	2,312,282	5,941,912	8,254,194
239,300	617,800	857,100	Microsoft Corp.	6,257,695	16,155,470	22,413,165

			Total Software	8,569,977	22,097,382	30,667,359

			TOTAL INFORMATION TECHNOLOGY	47,435,546	123,617,732	171,053,278

MATERIALS — 7.3%
Chemicals — 3.5%
90,600	236,400	327,000	Dow Chemical Co.	3,970,092	10,359,048	14,329,140
125,600	338,500	464,100	E.I. du Pont de Nemours & Co.	5,338,000	14,386,250	19,724,250
78,200	204,900	283,100	Engelhard Corp.	2,357,730	6,177,735	8,535,465
2,000	5,700	7,700	OM Group Inc.*	37,520	106,932	144,452

			Total Chemicals	11,703,342	31,029,965	42,733,307

Containers & Packaging — 0.4%
94,200	255,300	349,500	Smurfit-Stone Container Corp.*	1,334,814	3,617,601	4,952,415

Metals & Mining — 2.1%
137,800	358,000	495,800	Alcoa Inc.	4,074,746	10,586,060	14,660,806
75,800	189,000	264,800	RTI International Metals Inc.*	2,876,610	7,172,550	10,049,160
94,700	249,100	343,800	WGI Heavy Minerals Inc.*	97,466	256,375	353,841

			Total Metals & Mining	7,048,822	18,014,985	25,063,807

Paper & Forest Products — 1.3%
63,100	164,500	227,600	Weyerhaeuser Co.	4,186,054	10,912,930	15,098,984

			TOTAL MATERIALS	24,273,032	63,575,481	87,848,513

TELECOMMUNICATION SERVICES — 1.4% Wireless Telecommunication Services — 1.4%
202,500	566,000	768,500	Vodafone Group PLC, Sponsored ADR	4,347,675	12,152,020	16,499,695
UTILITIES — 0.0% Independent Power Producers & Energy Traders — 0.0%
29,200	75,300	104,500	Dynegy Inc., Class A Shares*	141,328	364,452	505,780

			TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $880,550,941)	293,875,376	773,715,491	1,067,590,867

See Notes to Pro Forma Combined Financial Statements

14

Legg Mason Partners Variable All Cap Portfolio	Legg Mason Partners Variable Fundamental Value Portfolio	Proforma Combined Legg Mason Partners Variable Fundamental Value Portfolio		Legg Mason Partners Variable All Cap Portfolio	Legg Mason Partners Variable Fundamental Value Portfolio	Proforma Combined Legg Mason Partners Variable Fundamental Value Portfolio
Face Amount	Face Amount	Face Amount	Security	Value	Value	Value
SHORT-TERM INVESTMENTS — 12.0% Repurchase Agreements — 12.0%
—	$19,201,000	$19,201,000	Interest in $570,630,000 joint tri-party repurchase agreement dated 12/30/05 with Banc of America Securities LLC, 4.250% due 1/3/06; Proceeds at maturity — $19,210,067; (Fully collateralized by various U.S. government agency obligations, 0.000% to 6.500% due 1/30/06 to 8/7/28; Market value — $19,585,030)	—	$19,201,000	$19,201,000

$6,607,000	35,000,000	41,607,000	Interest in $1,010,317,000 joint tri-party repurchase agreement dated 12/30/05 with Goldman, Sachs & Co., 4.270% due 1/3/06, Proceeds at maturity — $41,626,741; (Fully collateralized by various U.S. Treasury obligations, 2.375% to 3.875% due 1/15/08 to 4/15/32; Market value — $42,448,484)	$6,607,000	35,000,000	41,607,000

7,000,000	35,000,000	42,000,000	Interest in $599,979,000 joint tri-party repurchase agreement dated 12/30/05 with Merrill Lynch, Pierce, Fenner & Smith Inc., 4.250% due 1/3/06, Proceeds at maturity — $42,019,834; (Fully collateralized by various U.S. Treasury obligations, 0.000% to 4.500% due 1/5/06 to 11/15/15; Market value — $42,840,299)	7,000,000	35,000,000	42,000,000

7,000,000	35,000,000	42,000,000	Interest in $577,312,000 joint tri-party repurchase agreement dated 12/30/05 with Morgan Stanley, 4.250% due 1/3/06, Proceeds at maturity — $42,019,834; (Fully collateralized by various U.S. government agency obligations, 0.000% to 6.300% due 2/5/07 to 10/6/25; Market value — $43,284,803)	7,000,000	35,000,000	42,000,000

			TOTAL SHORT-TERM INVESTMENTS (Cost — $144,808,000)	20,607,000	124,201,000	144,808,000

			TOTAL INVESTMENTS — 100.2% (Cost — $1,025,358,941#)	314,482,376	897,916,491	1,212,398,867
			Liabilities in Excess of Other Assets — (0.2)%	(1,174,044)	(1,448,545)	(2,622,589)

			TOTAL NET ASSETS — 100.0%	$313,308,332	$896,467,946	$1,209,776,278

*	Non-income producing security.
(a)	Security is valued in good faith at fair value by or under the direction of the respective Fund’s Board of Directors/Trustees.
(b)	Illiquid Security.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the respective Fund’s Board of Directors/Trustees unless otherwise noted.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

See Notes to Pro Forma Combined Financial Statements

15

Statement of Assets and Liabilities

Pro Forma Combined Statement of Assets and Liabilities for Legg Mason Partners Variable All Cap Portfolio and Legg Mason Partners Variable Fundamental Value Portfolio as of December 31, 2005 (Unaudited)

	Legg Mason Partners Variable All Cap Portfolio	Legg Mason Partners Variable Fundamental Value Portfolio	Pro Forma Adjustments		Pro Forma Combined Legg Mason Partners Variable Fundamental Value Portfolio
ASSETS:
Investments, at cost	$246,829,572	$633,721,369	—		$880,550,941
Repurchase agreements, at cost	20,607,000	124,201,000	—		144,808,000

Investments, at value	$293,875,376	$773,715,491	—		$1,067,590,867
Repurchase agreements, at value	20,607,000	124,201,000	—		144,808,000
Cash	233	861	—		1,094
Receivable for securities sold	60,914	163,093	—		224,007
Receivable for Fund shares sold	14,970	—	—		14,970
Dividends and interest receivable	380,085	994,525	—		1,374,610
Prepaid expenses	4,594	7,155	—		11,749

Total Assets	314,943,172	899,082,125	—		1,214,025,297

LIABILITIES:
Payable for securities purchased	446,872	1,274,969	—		1,721,841
Payable for Fund shares repurchased	899,990	661,714	—		1,561,704
Management fee payable	201,513	574,896	—		776,409
Distribution fees payable	3,827	—	—		3,827
Directors’/Trustees’ fees payable	1,673	760	—		2,433
Deferred compensation payable	—	4,067	—		4,067
Accrued expenses	80,965	97,773	—		178,738

Total Liabilities	1,634,840	2,614,179	—		4,249,019

Total Net Assets	$313,308,332	$896,467,946	—		$1,209,776,278

NET ASSETS:
Par value	$18,061	$43,461	$(2,871)		$58,651
Paid-in capital in excess of par value	265,346,436	754,305,033	2,871		1,019,654,340
Undistributed net investment income	117,421	328,576	—		445,997
Accumulated net realized gain on investments and foreign currencies	780,610	1,796,754	—		2,577,364
Net unrealized appreciation on investments	47,045,804	139,994,122	—		187,039,926

Total Net Assets	$313,308,332	$896,467,946	$—		$1,209,776,278

Net Assets:
Class I*	$295,109,109	$896,467,946	$18,199,223	(a)	$1,209,776,278
Class II	18,199,223	—	(18,199,223	)(a)	—

	$313,308,332	$896,467,946	$—		$1,209,776,278

Shares Outstanding:
Class I*	17,012,849	43,461,455	(1,823,394	)(a)(b)	58,650,910
Class II	1,048,148	—	(1,048,148	)(a)(b)	—
Net Asset Value:
Class I*	$17.35	$20.63	—		$20.63
Class II	$17.36	—	—		—

*	Legg Mason Partners Variable Fundamental Value Portfolio is a single class Fund and has no class designation.
(a)	Legg Mason Partners Variable All Cap Portfolio Class II shares will be exchanged for the Legg Mason Partners Variable Fundamental Value Portfolio Class I shares.
(b)	Reflects adjustments to the number of shares outstanding due to the Reorganization.

See Notes to Pro Forma Combined Financial Statements

16

Statement of Operations

Pro Forma Combined Statement of Operations for Legg Mason Partners Variable All Cap Portfolio and Legg Mason Partners Variable Fundamental Value Portfolio for the Twelve Months Ended December 31, 2005 (Unaudited)

	Legg Mason Partners Variable All Cap Portfolio	Legg Mason Partners Variable Fundamental Value Portfolio	Pro Forma Adjustments		Pro Forma Combined Legg Mason Partners Variable Fundamental Value Portfolio
INVESTMENT INCOME:
Dividends	$4,451,526	$11,407,723	—		$15,859,249
Interest	1,076,830	3,967,904	—		5,044,734
Income from securities lending	30,073	96,191	—		126,264
Less: Foreign taxes withheld	(75,942)	(143,626)	—		(219,568)

Total Investment Income	5,482,487	15,328,192	—		20,810,679

EXPENSES:
Management fee	2,468,573	4,970,588	$(604,616	)(a)	6,834,545
Distribution fees	41,334	—	(41,334	)(a)	—
Administration fees	—	1,598,433	604,616	(a)	2,203,049
Transfer agent fees	344	5,029	(202	)(b)	5,171
Shareholder reports	84,038	54,791	(16,808	)(b)	122,021
Custody fees	35,971	66,436	—		102,407
Legal fees	43,699	19,894	(41,710	)(b)	21,883
Insurance	3,207	25,475	—		28,682
Audit and tax	27,513	23,040	(17,553	)(b)	33,000
Directors’/Trustees’ fees	11,577	24,410	—		35,987
Miscellaneous expenses	22,903	16,710	(22,206	)(b)	17,407

Total Expenses	2,739,159	6,804,806	(139,813)		9,404,152

Net Investment Income	2,743,328	8,523,386	139,813		11,406,527

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net Realized Gain (Loss) From:
Investments	13,262,694	59,459,135	—		72,721,829
Foreign currency transactions	(4,619)	(40,556)	—		(45,175)

Net Realized Gain	13,258,075	59,418,579	—		72,676,654

Change in Net Unrealized Appreciation/Depreciation From Investments	(3,747,423)	(26,608,718)	—		(30,356,141)

Net Gain on Investments and Foreign Currencies	9,510,652	32,809,861	—		42,320,513

Increase in Net Assets From Operations	$12,253,980	$41,333,247	$139,813		$53,727,040

(a)	To adjust expenses to reflect the Combined Fund’s estimated fees and expenses based upon contractual rates in effect for Legg Mason Partners Variable Fundamental Value Portfolio.
(b)	Reflects the elimination of duplicative expenses and economies of scale achieved as a result of the proposed Reorganization.

See Notes to Pro Forma Combined Financial Statements

17

Legg Mason Partners Variable All Cap Portfolio Reorganization Into Legg Mason Partners Variable Fundamental Value Portfolio

Notes to Pro Forma Combined Financial Statements (Unaudited)

1.	Basis of Combination:

The accompanying unaudited Pro Forma Combined Statement of Assets and Liabilities, including the Pro Forma Combined Schedule of Investments at December 31, 2005 and the related Pro Forma Combined Statement of Operations (“Pro-Forma Statements”) for the twelve months ended December 31, 2005, reflect the accounts of Legg Mason Partners Variable All Cap Portfolio (“Acquired Fund”) and Legg Mason Partners Variable Fundamental Value Portfolio (“Acquiring Fund”), each a “Fund.” Following the combination, the Legg Mason Partners Variable Fundamental Value Portfolio will be the accounting survivor.

Under the terms of the Agreement and Plan of Reorganization, the exchange of assets of the Acquired Fund for shares of the Acquiring Fund will be treated as a tax-free reorganization and accordingly, the tax-free reorganization will be accounted for in an “as-if” pooling of interests. The combination would be accomplished by an acquisition of the net assets of the Acquired Fund in exchange for shares of the Acquiring Fund at net asset value. The unaudited Pro Forma Combined Schedule of Investments and the unaudited Pro Forma Combined Statement of Assets and Liabilities have been prepared as though the combination had been effective on December 31, 2005. The unaudited Pro Forma Combined Statement of Operations reflects the results of the Funds for the twelve months ended December 31, 2005 as if the reorganization occurred on January 1, 2005. These pro forma statements have been derived from the books and records of the Funds utilized in calculating daily net asset values at the dates indicated above in conformity with U.S. generally accepted accounting principles. The historical cost of investment securities will be carried forward to the surviving entity. The fiscal year-ends of the Funds are December 31.

The Pro Forma Combined Financial Statements should be read in conjunction with the historical financial statements of each Fund, which are incorporated by reference in the Statement of Additional Information.

2.	Use of Estimates:

Management has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these Pro Forma Combined Financial Statements in conformity with U.S. generally accepted accounting principles for investment companies. Actual results could differ from these estimates.

3.	Investment Valuation:

Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates market value.

4.	Shares of Beneficial Interest:

The unaudited pro forma net asset value per share assumes additional shares of beneficial interest of the Acquiring Fund were issued in connection with the proposed acquisition of the Acquired Fund as of December 31, 2005. The number of additional shares issued was calculated by dividing the net asset value of each class of the Acquired Fund by the respective class net asset value per share of the Acquiring Fund.

18

5.	Pro Forma Operations:

In the Pro Forma Combined Statement of Operations certain expenses have been adjusted to reflect the expected expenses of the combined entity. The pro forma investment management fees and administration fees of the combined entity are based on the fee schedules in effect for the Acquiring Fund’s combined level of average net assets for the twelve months ended December 31, 2005.

Effective January 1, 2006, new custody contracts and transfer agency contracts were implemented for the Funds. The effects of these new contracts are not reflected in the accompanying Pro Forma Combined Statement of Operations but are reflected in the Pro Forma Fee Table.

6.	Federal Income Taxes:

It is the policy of the Funds to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute substantially all of their net investment income and net realized gains on investments, if any, to their shareholders. Therefore, no federal income tax provision is required.

Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio (Acquired Fund)/ Legg Mason Partners Variable Small Cap Growth Portfolio (Acquiring Fund)

Schedule of Investments

Pro Forma Combined Schedule of Investments for Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio and Legg Mason Partners Variable Small Cap Growth Portfolio as of December 31, 2005 (Unaudited)

Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio	Legg Mason Partners Variable Small Cap Growth Portfolio	Pro Forma Combined Legg Mason Partners Variable Small Cap Growth Portfolio		Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio	Legg Mason Partners Variable Small Cap Growth Portfolio	Pro Forma Combined Legg Mason Partners Variable Small Cap Growth Portfolio
Shares	Shares	Shares	Security	Value	Value	Value
COMMON STOCKS — 96.1%
CONSUMER DISCRETIONARY — 12.3%
Hotels, Restaurants & Leisure — 5.0%
21,800	25,000	46,800	CKE Restaurants Inc.	$294,518	$337,750	$632,268
15,557	15,400	30,957	Ctrip.com International Ltd., ADR	898,417	889,350	1,787,767
11,400	12,900	24,300	Outback Steakhouse Inc.	474,354	536,768	1,011,122
9,400	10,700	20,100	PF Chang’s China Bistro Inc.*	466,522	531,041	997,563
11,685	13,060	24,745	Station Casinos Inc.	792,243	885,468	1,677,711
19,500	22,700	42,200	Steak’n Shake Co.*	330,525	384,765	715,290

			Total Hotels, Restaurants & Leisure	3,256,579	3,565,142	6,821,721

Household Durables — 0.7%
37,700	42,800	80,500	Tempur-Pedic International Inc.*	433,550	492,200	925,750

Leisure Equipment & Products — 1.1%
21,030	24,840	45,870	Marvel Entertainment Inc.*	344,471	406,879	751,350
9,400	10,800	20,200	SCP Pool Corp.	349,868	401,976	751,844

			Total Leisure Equipment & Products	694,339	808,855	1,503,194

Media — 3.0%
25,200	35,100	60,300	R.H. Donnelley Corp.*	1,552,824	2,162,862	3,715,686
8,400	9,500	17,900	Regal Entertainment Group, Class A Shares	159,768	180,690	340,458

			Total Media	1,712,592	2,343,552	4,056,144

Multiline Retail — 0.7%
19,500	22,200	41,700	Family Dollar Stores Inc.	483,405	550,338	1,033,743

Specialty Retail — 1.8%
21,100	24,300	45,400	Cabela’s Inc., Class A Shares*	350,260	403,380	753,640
15,350	17,550	32,900	Men’s Wearhouse Inc.*	451,904	516,672	968,576
23,310	26,660	49,970	West Marine Inc.*	325,874	372,707	698,581

			Total Specialty Retail	1,128,038	1,292,759	2,420,797

			TOTAL CONSUMER DISCRETIONARY	7,708,503	9,052,846	16,761,349

See Notes to Pro Forma Combined Financial Statements

19

Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio	Legg Mason Partners Variable Small Cap Growth Portfolio	Pro Forma Combined Legg Mason Partners Variable Small Cap Growth Portfolio		Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio	Legg Mason Partners Variable Small Cap Growth Portfolio	Pro Forma Combined Legg Mason Partners Variable Small Cap Growth Portfolio
Shares	Shares	Shares	Security	Value	Value	Value
CONSUMER STAPLES — 2.9%
Food & Staples Retailing — 0.7%
16,700	18,700	35,400	United Natural Foods Inc.*	$440,880	$493,680	$934,560

Food Products — 0.6%
17,410	19,760	37,170	Hain Celestial Group Inc.*	368,395	418,122	786,517

Household Products — 0.6%
20,900	23,800	44,700	Spectrum Brands Inc.*	424,479	483,378	907,857

Personal Products — 1.0%
36,100	41,300	77,400	Nu Skin Enterprises Inc., Class A Shares	634,638	726,054	1,360,692

			TOTAL CONSUMER STAPLES	1,868,392	2,121,234	3,989,626

ENERGY — 7.5%
Energy Equipment & Services — 5.5%
2,840	3,100	5,940	Atwood Oceanics Inc.*	221,605	241,893	463,498
39,300	45,200	84,500	Bronco Drilling Co. Inc.*	904,293	1,040,052	1,944,345
9,750	10,900	20,650	CARBO Ceramics Inc.	551,070	616,068	1,167,138
52,900	59,400	112,300	Grey Wolf Inc.*	408,917	459,162	868,079
65,440	74,320	139,760	Key Energy Services Inc.*	881,477	1,001,091	1,882,568
5,407	5,840	11,247	Todco, Class A Shares	205,791	222,270	428,061
7,300	8,100	15,400	Universal Compression Holdings Inc.*	300,176	333,072	633,248

			Total Energy Equipment & Services	3,473,329	3,913,608	7,386,937

Oil, Gas & Consumable Fuels — 2.0%
8,200	9,300	17,500	Cheniere Energy Inc.*	305,204	346,146	651,350
7,900	8,700	16,600	OPTI Canada Inc.*	258,624	284,814	543,438
28,050	31,950	60,000	Range Resources Corp.	738,837	841,563	1,580,400

			Total Oil, Gas & Consumable Fuels	1,302,665	1,472,523	2,775,188

			TOTAL ENERGY	4,775,994	5,386,131	10,162,125

FINANCIALS — 7.6%
Capital Markets — 0.8%
6,455	7,305	13,760	Affiliated Managers Group Inc.*	518,014	586,226	1,104,240

Commercial Banks — 3.2%
2,130	2,140	4,270	City National Corp.	154,297	155,022	309,319
14,250	16,420	30,670	Cullen/Frost Bankers Inc.	764,940	881,425	1,646,365
14,610	16,800	31,410	East-West Bancorp Inc.	533,119	613,032	1,146,151
6,914	8,200	15,114	UCBH Holdings Inc.	123,622	146,616	270,238
9,430	10,440	19,870	Westamerica Bancorporation	500,450	554,051	1,054,501

			Total Commercial Banks	2,076,428	2,350,146	4,426,574

Insurance — 0.6%
27,500	30,300	57,800	Universal American Financial Corp.*	414,700	456,924	871,624

Real Estate — 2.7%
4,569	5,490	10,059	Alexandria Real Estate Equities Inc.	367,804	441,945	809,749
4,240	4,900	9,140	BioMed Realty Trust Inc.	103,456	119,560	223,016
1,237	775	2,012	CenterPoint Properties Trust	61,207	38,347	99,554
7,112	8,020	15,132	Cousins Properties Inc.	201,270	226,966	428,236
7,200	8,200	15,400	Global Signal Inc.	310,752	353,912	664,664
5,650	6,260	11,910	Gramercy Capital Corp.	128,707	142,603	271,310
11,585	12,740	24,325	PS Business Parks Inc.	569,982	626,808	1,196,790

			Total Real Estate	1,743,178	1,950,141	3,693,319

Thrifts & Mortgage Finance — 0.3%
2,430	2,830	5,260	Downey Financial Corp.	166,188	193,544	359,732

			TOTAL FINANCIALS	4,918,508	5,536,981	10,455,489

See Notes to Pro Forma Combined Financial Statements

20

Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio	Legg Mason Partners Variable Small Cap Growth Portfolio	Pro Forma Combined Legg Mason Partners Variable Small Cap Growth Portfolio		Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio	Legg Mason Partners Variable Small Cap Growth Portfolio	Pro Forma Combined Legg Mason Partners Variable Small Cap Growth Portfolio
Shares	Shares	Shares	Security	Value	Value	Value
HEALTH CARE — 16.7%
Biotechnology — 7.6%
37,100	42,100	79,200	Abgenix Inc.*	$798,021	$905,571	$1,703,592
18,400	21,000	39,400	Arena Pharmaceuticals Inc.*	261,648	298,620	560,268
24,200	27,500	51,700	CV Therapeutics Inc.*	598,466	680,075	1,278,541
26,040	29,450	55,490	InterMune Inc.*	437,472	494,760	932,232
40,800	46,600	87,400	Nektar Therapeutics*	671,568	767,036	1,438,604
161,900	185,150	347,050	Oscient Pharmaceuticals Corp.*	367,513	420,291	787,804
67,600	77,300	144,900	Panacos Pharmaceuticals Inc.*	468,468	535,689	1,004,157
29,800	33,900	63,700	PDL BioPharma*	846,916	963,438	1,810,354
19,600	23,400	43,000	Tanox Inc.*	320,852	383,058	703,910
3,500	4,000	7,500	Vertex Pharmaceuticals Inc.*	96,845	110,680	207,525

			Total Biotechnology	4,867,769	5,559,218	10,426,987

Health Care Equipment & Supplies — 3.6%
11,703	13,294	24,997	Advanced Medical Optics Inc.*	489,185	555,689	1,044,874
6,300	7,300	13,600	Cooper Cos. Inc.	323,190	374,490	697,680
13,870	15,670	29,540	Cytyc Corp.*	391,550	442,364	833,914
37,170	46,450	83,620	DJ Orthopedics Inc.*	1,025,149	1,281,091	2,306,240

			Total Health Care Equipment & Supplies	2,229,074	2,653,634	4,882,708

Health Care Providers & Services — 4.5%
19,300	21,700	41,000	Health Net Inc.*	994,915	1,118,635	2,113,550
21,300	24,400	45,700	LifePoint Hospitals Inc.*	798,750	915,000	1,713,750
9,700	10,900	20,600	Manor Care Inc.	385,769	433,493	819,262
17,600	19,800	37,400	WellCare Health Plans Inc.*	718,960	808,830	1,527,790

			Total Health Care Providers & Services	2,898,394	3,275,958	6,174,352

Pharmaceuticals — 1.0%
22,300	25,500	47,800	Andrx Corp.*	367,281	419,985	787,266
14,200	16,200	30,400	Avanir Pharmaceuticals, Class A*	48,848	55,728	104,576
30,610	36,226	66,836	Ista Pharmaceuticals Inc.*	194,680	230,397	425,077

			Total Pharmaceuticals	610,809	706,110	1,316,919

			TOTAL HEALTH CARE	10,606,046	12,194,920	22,800,966

INDUSTRIALS — 8.7%
Aerospace & Defense — 0.5%
10,300	11,900	22,200	Aviall, Inc.*	296,640	342,720	639,360

Building Products — 1.0%
10,300	11,800	22,100	ElkCorp	346,698	397,188	743,886
7,400	8,500	15,900	NCI Building Systems, Inc.*	314,352	361,080	675,432

			Total Building Products	661,050	758,268	1,419,318

Commercial Services & Supplies — 2.0%
15,900	18,100	34,000	Herman Miller Inc.	448,221	510,239	958,460
16,400	18,800	35,200	IHS Inc., Class A Shares*	336,528	385,776	722,304
32,000	36,500	68,500	Steelcase Inc., Class A Shares	506,560	577,795	1,084,355

			Total Commercial Services & Supplies	1,291,309	1,473,810	2,765,119

Construction & Engineering — 1.2%
31,040	34,840	65,880	Chicago Bridge & Iron Co. NV, New York Shares	782,518	878,316	1,660,834

Electrical Equipment — 0.1%
2,500	3,000	5,500	Suntech Power Holdings Co., Ltd., ADR*	68,125	81,750	149,875

Machinery — 1.6%
15,200	17,300	32,500	IDEX Corp.	624,872	711,203	1,336,075
18,180	20,520	38,700	Stewart & Stevenson Services Inc.	384,143	433,588	817,731

			Total Machinery	1,009,015	1,144,791	2,153,806

See Notes to Pro Forma Combined Financial Statements

21

Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio	Legg Mason Partners Variable Small Cap Growth Portfolio	Pro Forma Combined Legg Mason Partners Variable Small Cap Growth Portfolio		Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio	Legg Mason Partners Variable Small Cap Growth Portfolio	Pro Forma Combined Legg Mason Partners Variable Small Cap Growth Portfolio
Shares	Shares	Shares	Security	Value	Value	Value
Trading Companies & Distributors — 2.3%
36,830	40,980	77,810	MSC Industrial Direct Co. Inc., Class A Shares	$1,481,303	$1,648,215	$3,129,518

			TOTAL INDUSTRIALS	5,589,960	6,327,870	11,917,830

INFORMATION TECHNOLOGY — 27.0%
Communications Equipment — 1.8%
27,800	31,700	59,500	ADC Telecommunications Inc.*	621,052	708,178	1,329,230
34,600	39,800	74,400	Polycom Inc.*	529,380	608,940	1,138,320

			Total Communications Equipment	1,150,432	1,317,118	2,467,550

Computers & Peripherals — 2.0%
47,890	54,840	102,730	Electronics for Imaging Inc.*	1,274,353	1,459,292	2,733,645

Electronic Equipment & Instruments — 1.5%
42,900	48,900	91,800	Dolby Laboratories Inc., Class A Shares*	731,445	833,745	1,565,190
4,100	4,600	8,700	Mettler-Toledo International Inc.*	226,320	253,920	480,240

			Total Electronic Equipment & Instruments	957,765	1,087,665	2,045,430

Internet Software & Services — 7.3%
54,280	62,500	116,780	Digitas Inc.*	679,586	782,500	1,462,086
4,000	4,400	8,400	Hurray! Holding Co. Ltd., ADR*	35,960	39,556	75,516
15,200	17,600	32,800	Jupitermedia Corp.*	224,656	260,128	484,784
27,600	31,600	59,200	Openwave Systems Inc.*	482,172	552,052	1,034,224
137,500	155,300	292,800	RealNetworks Inc.*	1,067,000	1,205,128	2,272,128
99,000	113,500	212,500	SkillSoft PLC, ADR*	544,500	624,250	1,168,750
54,700	62,400	117,100	Sohu.com Inc.*	1,003,198	1,144,416	2,147,614
77,700	87,400	165,100	webMethods Inc.*	599,067	673,854	1,272,921

			Total Internet Software & Services	4,636,139	5,281,884	9,918,023

IT Services — 1.4%
5,800	6,800	12,600	Patni Computer Systems Ltd., ADR*	134,444	157,624	292,068
54,800	62,400	117,200	Sapient Corp.*	311,812	355,056	666,868
21,000	23,600	44,600	Wright Express Corp.*	462,000	519,200	981,200

			Total IT Services	908,256	1,031,880	1,940,136

Semiconductors & Semiconductor Equipment — 8.8%
160,200	181,000	341,200	Applied Micro Circuits Corp.*	411,714	465,170	876,884
41,814	47,039	88,853	ASE Test Ltd.*	328,240	369,256	697,496
20,900	23,900	44,800	Atheros Communications*	271,700	310,700	582,400
92,401	103,736	196,137	ChipMOS TECHNOLOGIES (Bermuda) Ltd.*	535,926	601,669	1,137,595
13,200	15,100	28,300	Cymer Inc.*	468,732	536,201	1,004,933
21,500	24,900	46,400	EMCORE Corp.*	159,530	184,758	344,288
37,300	42,200	79,500	Entegris Inc.*	351,366	397,524	748,890
40,500	46,400	86,900	Micrel Inc.*	469,800	538,240	1,008,040
20,000	22,900	42,900	PortalPlayer Inc.*	566,400	648,528	1,214,928
115,500	131,800	247,300	RF Micro Devices Inc.*	624,855	713,038	1,337,893
21,200	24,200	45,400	Silicon Image Inc.*	191,860	219,010	410,870
630,150	703,790	1,333,940	Zarlink Semiconductor Inc.*	1,291,807	1,442,770	2,734,577

			Total Semiconductors & Semiconductor Equipment	5,671,930	6,426,864	12,098,794

Software — 4.2%
9,300	10,650	19,950	Hyperion Solutions Corp.*	333,126	381,483	714,609
24,600	28,068	52,668	Kongzhong Corp., ADR*	307,500	350,850	658,350
9,600	11,000	20,600	Salesforce.com Inc.*	307,680	352,550	660,230
14,400	16,500	30,900	Take-Two Interactive Software, Inc.*	254,880	292,050	546,930
10,600	12,100	22,700	The9 Ltd., ADR*	162,074	185,009	347,083
123,279	140,940	264,219	TIBCO Software Inc.*	920,894	1,052,822	1,973,716
24,300	27,700	52,000	Wind River Systems Inc.*	358,911	409,129	768,040

			Total Software	2,645,065	3,023,893	5,668,958

			TOTAL INFORMATION TECHNOLOGY	17,243,940	19,628,596	36,872,536

See Notes to Pro Forma Combined Financial Statements

22

Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio	Legg Mason Partners Variable Small Cap Growth Portfolio	Pro Forma Combined Legg Mason Partners Variable Small Cap Growth Portfolio		Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio	Legg Mason Partners Variable Small Cap Growth Portfolio	Pro Forma Combined Legg Mason Partners Variable Small Cap Growth Portfolio
Shares	Shares	Shares	Security	Value	Value	Value
MATERIALS — 4.9%
Chemicals — 3.3%
8,430	8,650	17,080	Cytec Industries Inc.	$401,521	$412,000	$813,521
14,810	16,560	31,370	Minerals Technologies Inc.	827,731	925,538	1,753,269
7,460	8,600	16,060	Scotts Miracle-Gro Co., Class A Shares	337,490	389,064	726,554
23,800	27,300	51,100	Senomyx Inc.*	288,456	330,876	619,332
11,080	11,040	22,120	Valspar Corp.	273,344	272,357	545,701

			Total Chemicals	2,128,542	2,329,835	4,458,377

Metals & Mining — 1.6%
17,230	19,870	37,100	Apex Silver Mines Ltd.*	273,957	315,933	589,890
30,060	34,040	64,100	Compass Minerals International Inc.	737,672	835,341	1,573,013

			Total Metals & Mining	1,011,629	1,151,274	2,162,903

			TOTAL MATERIALS	3,140,171	3,481,109	6,621,280

TELECOMMUNICATION SERVICES — 7.5%
Diversified Telecommunication Services — 1.8%
97,140	107,610	204,750	Cincinnati Bell Inc.*	340,962	377,711	718,673
46,470	39,000	85,470	Citizens Communications Co.	568,328	476,970	1,045,298
4,260	4,890	9,150	Commonwealth Telephone Enterprises Inc.	143,860	165,136	308,996
600	700	1,300	New Skies Satellites Holdings Ltd.	13,062	15,239	28,301
6,800	7,900	14,700	PanAmSat Holding Corp.	166,600	193,550	360,150

			Total Diversified Telecommunication Services	1,232,812	1,228,606	2,461,418

Wireless Telecommunication Services — 5.7%
76,641	86,373	163,014	American Tower Corp., Class A Shares*	2,076,971	2,340,708	4,417,679
74,800	86,600	161,400	Dobson Communications Corp., Class A Shares*	561,000	649,500	1,210,500
16,600	17,700	34,300	Nextel Partners Inc., Class A Shares*	463,804	494,538	958,342
34,500	40,400	74,900	WiderThan Co. Ltd., ADR*	533,280	612,060	1,145,340

			Total Wireless Telecommunication Services	3,635,055	4,096,806	7,731,861

			TOTAL TELECOMMUNICATION SERVICES	4,867,867	5,325,412	10,193,279

UTILITIES — 1.0%
Electric Utilities — 1.0%
21,600	24,600	46,200	ITC Holdings Corp.	606,744	691,014	1,297,758

			TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
			(Cost — $115,822,065)	61,326,125	69,746,113	131,072,238

Face Amount	Face Amount	Face Amount
SHORT-TERM INVESTMENTS — 4.7%
Repurchase Agreements — 4.7%
$2,765,000	—	$2,765,000	Interest in $405,369,000 joint tri-party repurchase agreement dated 12/30/05 with Greenwich Capital Markets Inc., 4.280% due 1/3/06 Proceeds due at maturity — $2,766,315; (Fully collateralized by various U.S. government agency & Treasury obligations, 0.000% to 9.375% due 1/11/06 to 11/15/30; Market value — $2,820,314)	2,765,000	—	2,765,000
—	$2,000,000	2,000,000	Interest in $599,979,000 joint tri-party repurchase agreement dated 12/30/05 with Merrill Lynch, Pierce, Fenner & Smith Inc., 4.250% due 1/3/06, Proceeds at maturity — $2,000,944; (Fully collateralized by various U.S. Treasury obligations, 0.000% to 4.500% due 1/5/06 to 11/15/15; Market value — $2,040,014)	—	2,000,000	2,000,000

See Notes to Pro Forma Combined Financial Statements

23

Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio	Legg Mason Partners Variable Small Cap Growth Portfolio	Pro Forma Combined Legg Mason Partners Variable Small Cap Growth Portfolio		Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio	Legg Mason Partners Variable Small Cap Growth Portfolio	Pro Forma Combined Legg Mason Partners Variable Small Cap Growth Portfolio
Face Amount	Face Amount	Face Amount	Security	Value	Value	Value
—	$1,569,000	$1,569,000	Interest in $577,312,000 joint tri-party repurchase agreement dated 12/30/05 with Morgan Stanley, 4.250% due 1/3/06, Proceeds at maturity — $1,569,741; (Fully collateralized by various U.S. government agency obligations, 0.000% to 6.300% due 2/5/07 to 10/6/25; Market value — $1,616,997)	—	$1,569,000	$1,569,000

			TOTAL SHORT-TERM INVESTMENTS (Cost - $6,334,000)	$2,765,000	3,569,000	6,334,000

			TOTAL INVESTMENTS — 100.8% (Cost — $122,156,065#)	64,091,125	73,315,113	137,406,238
			Liabilities in Excess of Other Assets — (0.8)%	(567,220)	(475,924)	(1,043,144)

			TOTAL NET ASSETS — 100.0%	$63,523,905	$72,839,189	$136,363,094

*	Non-income producing security.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Pro Forma Combined Financial Statements

24

Statement of Assets and Liabilities

Pro Forma Combined Statement of Assets and Liabilities for Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio and Legg Mason Partners Variable Small Cap Growth Portfolio as of December 31, 2005 (Unaudited)

	Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio	Legg Mason Partners Variable Small Cap Growth Portfolio	Pro Forma Adjustments		Pro Forma Combined Legg Mason Partners Variable Small Cap Growth Portfolio
ASSETS:
Investments, at cost	$57,972,961	$64,183,104	—		$122,156,065

Investments, at value	$64,091,125	$73,315,113	—		$137,406,238
Cash	959	716	—		1,675
Receivable for securities sold	219,520	252,553	—		472,073
Receivable for Fund shares sold	—	2,030	—		2,030
Dividends and interest receivable	17,611	20,187	—		37,798
Prepaid expenses	1,012	21,139	—		22,151

Total Assets	64,330,227	73,611,738	—		137,941,965

LIABILITIES:
Payable for securities purchased	566,394	653,043	—		1,219,437
Payable for Fund shares repurchased	159,225	22,123	—		181,348
Management fee payable	663	46,719	—		47,382
Distribution fees payable	—	24	—		24
Directors’/Trustees’ fees payable	1,488	2,547	—		4,035
Accrued expenses	78,552	48,093	—		126,645

Total Liabilities	806,322	772,549	—		1,578,871

Total Net Assets	$63,523,905	$72,839,189	—		$136,363,094

NET ASSETS:
Par value	$59	$5,340	$4,599		$9,998
Paid-in capital in excess of par value	57,756,562	64,495,890	(4,599)		122,247,853
Undistributed net investment income	4,071	4,851	—		8,922
Accumulated net realized loss on investments	(354,951)	(798,901)	—		(1,153,852)
Net unrealized appreciation on investments	6,118,164	9,132,009	—		15,250,173

Total Net Assets	$63,523,905	$72,839,189	—		$136,363,094

Net Assets:
Class I*	$63,523,905	$72,690,515	$148,674	(a)	$136,363,094
Class II	—	148,674	(148,674	)(a)	—

	$63,523,905	$72,839,189	—		$136,363,094

Shares Outstanding†:
Class I*	5,859,180	5,329,417	(1,190,931	)(a)(b)	9,997,666
Class II	—	10,907	(10,907	)(a)(b)	—
Net Asset Value:
Class I*	$10.84	$13.64			$13.64
Class II	—	$13.63			—

*	Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio is a single class Fund and has no class designation.
†	The par value of each class of Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio is $.00001. The par value for each class of Legg Mason Partners Variable Small Cap Growth Portfolio and Pro Forma Combined Fund is $.001.
(a)	Reflects adjustments to the number of shares outstanding due to the Reorganization.
(b)	Legg Mason Partners Variable Small Cap Growth Portfolio Class II shares will be exchanged for the Legg Mason Partners Variable Small Cap Growth Portfolio Class I shares.

See Notes to Pro Forma Combined Financial Statements

25

Statement of Operations

Pro Forma Combined Statement of Operations for Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio and Legg Mason Partners Variable Small Cap Growth Portfolio for the Twelve Months Ended December 31, 2005 (Unaudited)

	Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio	Legg Mason Partners Variable Small Cap Growth Portfolio	Pro Forma Adjustments		Pro Forma Combined Legg Mason Partners Variable Small Cap Growth Portfolio
INVESTMENT INCOME:
Dividends	$380,979	$412,366	—		$793,345
Interest	127,138	142,184	—		269,322
Income from securities lending	—	42,967	—		42,967
Less: Foreign taxes withheld	(666)	(883)	—		(1,549)

Total Investment Income	507,451	596,634	—		1,104,085

EXPENSES:
Management fee	450,135	506,477	—		956,612
Distribution fees	—	33	$(33	)(a)	—
Transfer agent fees	4,791	86	(4,740	)(a)	137
Shareholder reports	42,443	37,888	(8,489	)(b)	71,842
Custody fees	61,823	34,762	(30,000	)(a)	66,585
Registration fees	2,457	1,093	(1,228	)(b)	2,322
Legal fees	32,389	27,982	(29,591	)(b)	30,780
Audit and tax	24,238	27,230	(22,468	)(b)	29,000
Directors’/Trustees’ fees	5,116	12,321	—		17,437
Miscellaneous expenses	4,699	6,377	(1,942	)(b)	9,134

Total Expenses	628,091	654,249	(98,491)		1,183,849
Less: Fee waivers and/or expense reimbursements	(87,928)	—	87,928		—

Net Expenses	540,163	654,249	(10,563)		1,183,849

Net Investment Loss	(32,712)	(57,615)	10,563		(79,764)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net Realized Gain From Investments	3,651,717	3,804,957	—		7,456,674
Change in Net Unrealized Appreciation/Depreciation From Investments	(693,267)	(322,496)	—		(1,015,763)

Net Gain on Investments	2,958,450	3,482,461	—		6,440,911

Increase in Net Assets From Operations	$2,925,738	$3,424,846	$10,563		$6,361,147

(a)	To adjust expenses to reflect the Combined Fund’s estimated fees and expenses based upon contractual rates in effect for Legg Mason Partners Variable Small Cap Growth Portfolio.
(b)	Reflects the elimination of duplicative expenses and economies of scale achieved as a result of the proposed Reorganization.

See Notes to Pro Forma Combined Financial Statements

26

Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio Reorganization Into with Legg Mason Partners Variable Small Cap Growth Portfolio

Notes to Pro Forma Combined Financial Statements (Unaudited)

1.	Basis of Combination:

The accompanying unaudited Pro Forma Combined Statement of Assets and Liabilities, including the Pro Forma Combined Schedule of Investments at December 31, 2005 and the related Pro Forma Combined Statement of Operations (“Pro Forma Statements”) for the twelve months ended December 31, 2005, reflect the accounts of Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio (“Acquired Fund”) and Legg Mason Partners Variable Small Cap Growth Portfolio (“Acquiring Fund”), each a “Fund.” Following the combination, the Legg Mason Partners Variable Small Cap Growth Portfolio will be the accounting survivor.

Under the terms of the Agreement and Plan of Reorganization, the exchange of assets of the Acquired Fund for shares of the Acquiring Fund will be treated as a tax-free reorganization and accordingly, the tax-free reorganization will be accounted for in an “as-if” pooling of interests. The combination would be accomplished by an acquisition of the net assets of the Acquired Fund in exchange for shares of the Acquiring Fund at net asset value. The unaudited Pro Forma Combined Schedule of Investments and the unaudited Pro Forma Combined Statement of Assets and Liabilities have been prepared as though the combination had been effective on December 31, 2005. The unaudited Pro Forma Combined Statement of Operations reflects the results of the Funds for the twelve months ended December 31, 2005 as if the reorganization occurred on January 1, 2005. These pro forma statements have been derived from the books and records of the Funds utilized in calculating daily net asset values at the dates indicated above in conformity with U.S. generally accepted accounting principles. The historical cost of investment securities will be carried forward to the surviving entity and the results of operations for pre-combination periods of the Acquiring Fund will not be restated. The fiscal year end is December 31 for the Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio and Legg Mason Partners Variable Small Cap Growth Portfolio.

The Pro Forma Combined Financial Statements should be read in conjunction with the historical financial statements of each Fund, which are incorporated by reference in the Statement of Additional Information.

2.	Use of Estimates:

Management has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these Pro Forma Combined Financial Statements in conformity with U.S. generally accepted accounting principles for investment companies. Actual results could differ from these estimates.

3.	Investment Valuation:

Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates market value.

4.	Capital Shares:

The unaudited pro forma net asset value per share assumes additional shares of capital stock of the Acquiring Fund were issued in connection with the proposed acquisition of the Acquired Fund as of December 31, 2005. The number of additional shares issued was calculated by dividing the net asset value of each class of the Acquired Fund by the respective class net asset value per share of the Acquiring Fund.

27

5.	Pro Forma Operations:

In the Pro Forma Combined Statement of Operations certain expenses have been adjusted to reflect the expected expenses of the combined entity. The pro forma investment management fees and plan of distribution fees of the combined entity are based on the fee schedules in effect for the Acquiring Fund’s combined level of average net assets for the twelve months ended December 31, 2005.

Effective January 1, 2006, new custody contracts and transfer agency contracts were implemented for the Funds. The effects of these new contracts are not reflected in the accompanying Pro Forma Combined Statement of Operations but are reflected in the Pro Forma Fee Table.

6.	Federal Income Taxes:

It is the policy of the Funds to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute substantially all of their net investment income and net realized gains on investments, if any, to their shareholders. Therefore, no federal income tax provision is required.

Legg Mason Partners Variable Capital and Income Portfolio (Acquired Fund) and Legg Mason Partners Variable Total Return Portfolio (Acquired Fund)/Legg Mason Partners Variable Multiple Discipline Portfolio – Balanced All Cap Growth and Value (Acquiring Fund)

Schedule of Investments

Pro Forma Combined Schedule of Investments for Legg Mason Partners Variable Capital and Income Portfolio, Legg Mason Partners Variable Total Return Portfolio and Legg Mason Partners Variable Multiple Discipline Portfolio – Balanced All Cap Growth and Value as of December 31, 2005 (Unaudited)

Legg Mason Partners Variable Capital and Income Portfolio	Legg Mason Partners Variable Total Return Portfolio	Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value	Pro Forma Combined Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value			Legg Mason Partners Variable Capital and Income Portfolio	Legg Mason Partners Variable Total Return Portfolio	Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value	Pro Forma Combined Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value
Face Amount	Face Amount	Face Amount	Face Amount		Security	Value	Value	Value	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 20.0%
U.S. Government Agencies — 8.4%
—	—	$12,860,000	$12,860,000	(f)	Federal Home Loan Mortgage Corp. (FHLMC), 3.500% due 9/15/07	—	—	$12,616,882	$12,616,882
					Federal National Mortgage Association (FNMA):
—	—	3,190,000	3,190,000	(f)	3.800% due 1/18/08	—	—	3,130,829	3,130,829
—	—	12,955,000	12,955,000	(f)	3.375% due 12/15/08	—	—	12,494,838	12,494,838

					Total U.S. Government Agencies	—	—	28,242,549	28,242,549

U.S. Government Obligations — 11.6%
					U.S. Treasury Bonds:
—	$350,000	—	350,000	(f)	8.750% due 8/15/20	—	$503,618	—	503,618
—	367,000	—	367,000	(f)	6.125% due 8/15/29	—	447,152	—	447,152
—	165,000	—	165,000	(f)	5.375% due 2/15/31	—	185,393	—	185,393
					U.S. Treasury Notes:
—	—	6,325,000	6,325,000	(f)	4.625% due 5/15/06	—	—	6,333,406	6,333,406
—	1,000,000	—	1,000,000	(f)	2.500% due 10/31/06	—	984,883	—	984,883
—	—	3,265,000	3,265,000	(f)	3.375% due 9/15/09	—	—	3,156,977	3,156,977
—	675,000	—	675,000	(f)	3.375% due 10/15/09	—	652,035	—	652,035
—	1,100,000	—	1,100,000	(f)	4.000% due 4/15/10(e)	—	1,084,360	—	1,084,360
—	—	9,400,000	9,400,000	(f)	4.000% due 4/15/10	—	—	9,266,351	9,266,351
—	—	4,200,000	4,200,000	(f)	5.000% due 2/15/11	—	—	4,327,151	4,327,151
—	1,870,000	—	1,870,000	(f)	4.250% due 8/15/13(e)	—	1,853,858	—	1,853,858
—	—	5,790,000	5,790,000	(f)	4.250% due 8/15/14	—	—	5,728,487	5,728,487

See Notes to Pro Forma Combined Financial Statements

28

Legg Mason Partners Variable Capital and Income Portfolio	Legg Mason Partners Variable Total Return Portfolio	Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value	Pro Forma Combined Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value		Legg Mason Partners Variable Capital and Income Portfolio	Legg Mason Partners Variable Total Return Portfolio	Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value	Pro Forma Combined Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value
Face Amount	Face Amount	Face Amount	Face Amount	Security	Value	Value	Value	Value
				Inflation Indexed:
—	—	$1,566,616	$1,566,616	0.875% due 4/15/10	—	—	$1,489,816	$1,489,816
—	—	2,958,788	2,958,788	2.000% due 7/15/14	—	—	2,943,186	2,943,186

				Total U.S. Government Obligations	—	$5,711,299	33,245,374	38,956,673

				TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $68,059,190)	—	5,711,299	61,487,923	67,199,222

CORPORATE BONDS & NOTES — 4.8%
Aerospace & Defense — 0.1%
—	$150,000	—	150,000	Goodrich Corp., Notes, 7.500% due 4/15/08	—	157,569	—	157,569

Auto Components — 0.1%
$46,000	—	—	46,000	Dura Operating Corp., Senior Notes, Series B, 8.625% due 4/15/12	$38,180	—	—	38,180
—	250,000	—	250,000	Johnson Controls Inc., Senior Notes, 5.000% due 11/15/06	—	249,609	—	249,609

				Total Auto Components	38,180	249,609	—	287,789

Beverages — 0.1%
100,000	—	—	100,000	Anheuser-Busch Cos. Inc., 9.000% due 12/1/09	114,790	—	—	114,790
100,000	—	—	100,000	PepsiAmericas Inc., Senior Notes, 6.375% due 5/1/09	104,683	—	—	104,683

				Total Beverages	219,473	—	—	219,473

Building Products — 0.1%
				Masco Corp.:
120,000	—	—	120,000	Notes, 6.750% due 3/15/06	120,430	—	—	120,430
—	150,000	—	150,000	Bonds, 6.500% due 8/15/32	—	155,716	—	155,716

				Total Building Products	120,430	155,716	—	276,146

Capital Markets — 0.1%
—	250,000	—	250,000	Morgan Stanley, Subordinated Notes, 4.750% due 4/1/14	—	240,169	—	240,169

Chemicals — 0.0%
45,000	—	—	45,000	Monsanto Co., Notes, 4.000% due 5/15/08	44,058	—	—	44,058

Commercial Banks — 0.1%
—	200,000	—	200,000	Standard Chartered Bank PLC, Subordinated Notes, 8.000% due 5/30/31(a)	—	258,895	—	258,895
—	140,000	—	140,000	Webster Bank, Subordinated Notes, 5.875% due 1/15/13	—	143,671	—	143,671

				Total Commercial Banks	—	402,566	—	402,566

Commercial Services & Supplies — 0.0%
100,000	—	—	100,000	Cintas Corp., Number 2, 5.125% due 6/1/07	100,285	—	—	100,285

See Notes to Pro Forma Combined Financial Statements

29

Legg Mason Partners Variable Capital and Income Portfolio	Legg Mason Partners Variable Total Return Portfolio	Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value	Pro Forma Combined Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value		Legg Mason Partners Variable Capital and Income Portfolio	Legg Mason Partners Variable Total Return Portfolio	Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value	Pro Forma Combined Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value
Face Amount	Face Amount	Face Amount	Face Amount	Security	Value	Value	Value	Value
Containers & Packaging — 0.0%
$63,000	—	—	$63,000	Jefferson Smurfit Corp., Senior Notes, 8.250% due 10/1/12	$60,795	—	—	$60,795

Diversified Financial Services — 2.3%
75,000	—	—	75,000	Capital One Bank, Notes, 5.750% due 9/15/10	76,867	—	—	76,867
—	$175,000	—	175,000	Capital One Financial Corp., Senior Notes, 4.800% due 2/21/12	—	$170,010	—	170,010
—	225,000	—	225,000	Countrywide Home Loans Inc., Medium-Term Notes, Series L, 4.000% due 3/22/11	—	211,956	—	211,956
125,000	—	—	125,000	Countrywide Home Loans Inc., Medium-Term Notes, Series M, 4.125% due 9/15/09	120,508	—	—	120,508
—	175,000	—	175,000	EnCana Holdings Finance Corp., 5.800% due 5/1/14	—	182,714	—	182,714
—	250,000	—	250,000	General Electric Capital Corp., Medium-Term Notes, Series A, 4.561% due 6/22/07(b)	—	250,394	—	250,394
—	200,000	—	200,000	HSBC Finance Corp., Notes, 8.000% due 7/15/10	—	223,329	—	223,329
—	225,000	—	225,000	International Lease Finance Corp., Medium-Term Notes, Series O, 4.375% due 11/1/09	—	218,759	—	218,759
—	225,000	—	225,000	JPMorgan Chase & Co., Subordinated Notes, 5.750% due 1/2/13	—	232,371	—	232,371
125,000	—	—	125,000	Nationwide Building Society, Medium-Term Notes, 2.625% due 1/30/07(a)	122,149	—	—	122,149
—	250,000	—	250,000	Nationwide Building Society, Notes, 4.250% due 2/1/10(a)	—	243,833	—	243,833
—	175,000	—	175,000	Pemex Finance Ltd., Notes, Series 2000-1, Class A-1, 9.030% due 2/15/11	—	191,239	—	191,239
5,004,882	—	—	5,004,882	Targeted Return Index Securities (TRAINS), Secured Notes, Series HY-2005-1, 7.651% due 6/15/15(a)	5,150,964	—	—	5,150,964
—	225,000	—	225,000	Textron Financial Corp., Medium-Term Notes, Series E, 4.600% due 5/3/10	—	221,876	—	221,876
103,000	—	—	103,000	TIAA Global Markets Inc., Notes, 4.125% due 11/15/07(a)	101,641	—	—	101,641

				Total Diversified Financial Services	5,572,129	2,146,481	—	7,718,610

See Notes to Pro Forma Combined Financial Statements

30

Legg Mason Partners Variable Capital and Income Portfolio	Legg Mason Partners Variable Total Return Portfolio	Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value	Pro Forma Combined Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value		Legg Mason Partners Variable Capital and Income Portfolio	Legg Mason Partners Variable Total Return Portfolio	Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value	Pro Forma Combined Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value
Face Amount	Face Amount	Face Amount	Face Amount	Security	Value	Value	Value	Value
Diversified Telecommunication Services — 0.2%
—	$235,000	—	$235,000	Singapore Telecommunications Ltd., Notes, 6.375% due 12/1/11(a)	—	$250,753	—	$250,753
—	250,000	—	250,000	Verizon Florida Inc., Senior Unsecured Notes, Series F, 6.125% due 1/15/13	—	252,892	—	252,892

				Total Diversified Telecommunication Services	—	503,645	—	503,645

Electrical Equipment — 0.0%
$75,000	—	—	75,000	Rockwell International, 6.150% due 1/15/08	$76,520	—	—	76,520

Electric Utilities — 0.1%
—	250,000	—	250,000	Alabama Power Co., Bonds, Series 1, 5.650% due 3/15/35	—	242,303	—	242,303
—	150,000	—	150,000	Entergy Gulf States Inc., First Mortgage, 5.700% due 6/1/15	—	147,064	—	147,064

				Total Electric Utilities	—	389,367	—	389,367

Food Products — 0.1%
75,000	—	—	75,000	Bunge Ltd. Finance Corp., Senior Note, 4.375% due 12/15/08	73,756	—	—	73,756
125,000	—	—	125,000	Campbell Soup Co., Notes, 6.900% due 10/15/06	126,581	—	—	126,581
75,000	—	—	75,000	Kellogg Co., Senior Notes, 2.875% due 6/1/08	71,499	—	—	71,499

				Total Food Products	271,836	—	—	271,836

Food & Staples Retailing — 0.2%
—	125,000	—	125,000	Safeway Inc., Senior Debentures, 7.250% due 2/1/31	—	135,289	—	135,289
—	225,000	—	225,000	Wal-Mart Stores Inc., Senior Unsecured Notes, 7.550% due 2/15/30	—	287,996	—	287,996
—	125,000	—	125,000	YUM! Brands Inc., Senior Notes, 8.875% due 4/15/11	—	143,268	—	143,268

				Total Food & Staples Retailing	—	566,553	—	566,553

Health Care Providers & Services — 0.2%
—	145,000	—	145,000	HCA Inc., Notes, 7.125% due 6/1/06	—	146,914	—	146,914
—	150,000	—	150,000	Humana Inc., Senior Notes, 6.300% due 8/1/18	—	158,337	—	158,337
—	225,000	—	225,000	UnitedHealth Group Inc., Notes, 4.125% due 8/15/09	—	219,591	—	219,591
—	175,000	—	175,000	WellPoint Health Networks Inc., Notes, 6.375% due 6/15/06	—	176,180	—	176,180

				Total Health Care Providers & Services	—	701,022	—	701,022

See Notes to Pro Forma Combined Financial Statements

31

Legg Mason Partners Variable Capital and Income Portfolio	Legg Mason Partners Variable Total Return Portfolio	Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value	Pro Forma Combined Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value		Legg Mason Partners Variable Capital and Income Portfolio	Legg Mason Partners Variable Total Return Portfolio	Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value	Pro Forma Combined Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value
Face Amount	Face Amount	Face Amount	Face Amount	Security	Value	Value	Value	Value
Hotels, Restaurants & Leisure — 0.1%
—	$175,000	—	$175,000	Carnival Corp., Secured Notes, 3.750% due 11/15/07	—	$171,143	—	$171,143
$125,000	—	—	125,000	McDonald’s Corp., Medium-Term Notes, Series E, 5.950% due 1/15/08	$127,695	—	—	127,695
34,883	—	—	34,883	MGM MIRAGE Inc., Senior Subordinated Notes, 9.375% due 2/15/10	38,372	—	—	38,372

				Total Hotels, Restaurants & Leisure	166,067	171,143	—	337,210

Household Durables — 0.1%
100,000	—	—	100,000	Centex Corp., Notes, 4.750% due 1/15/08	99,003	—	—	99,003
—	175,000	—	175,000	Centex Corp., Senior Notes, 5.125% due 10/1/13	—	167,938	—	167,938
—	200,000	—	200,000	MDC Holdings Inc., Senior Unsecured Notes, 5.500% due 5/15/13	—	194,031	—	194,031

				Total Household Durables	99,003	361,969	—	460,972

Independent Power Producers & Energy Traders — 0.0%
41,000	—	—	41,000	NRG Energy Inc., Second Priority Senior Secured Notes, 8.000% due 12/15/13	45,920	—	—	45,920

Industrial Conglomerates — 0.0%
100,000	—	—	100,000	Cooper Industries Inc., Senior Notes, 5.500% due 11/1/09	101,905	—	—	101,905

Insurance — 0.3%
—	200,000	—	200,000	Allstate Corp., Debentures, 6.750% due 5/15/18	—	221,744	—	221,744
125,000	—	—	125,000	Genworth Financial Inc., Notes, 4.750% due 6/15/09	123,974	—	—	123,974
—	175,000	—	175,000	Infinity Property & Casualty Corp., Senior Notes, Series B, 5.500% due 2/18/14	—	170,798	—	170,798
135,000	—	—	135,000	Protective Life Secured Trust, Medium-Term Notes, 3.700% due 11/24/08	131,106	—	—	131,106
				Unitrin Inc., Senior Notes:	—	—	—
75,000	—	—	75,000	5.750% due 7/1/07	75,514	—	—	75,514
—	175,000	—	175,000	4.875% due 11/1/10	—	171,891	—	171,891

				Total Insurance	330,594	564,433	—	895,027

Machinery — 0.0%
46,000			46,000	Terex Corp., Senior Subordinated Notes, 7.375% due 1/15/14	45,770	—	—	45,770

Media — 0.1%
90,000	—	—	90,000	Charter Communications Holdings LLC, Senior Accreting Notes, Step bond to yield 16.306% due 5/15/14(a)	50,400	—	—	50,400

See Notes to Pro Forma Combined Financial Statements

32

Legg Mason Partners Variable Capital and Income Portfolio	Legg Mason Partners Variable Total Return Portfolio	Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value	Pro Forma Combined Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value		Legg Mason Partners Variable Capital and Income Portfolio	Legg Mason Partners Variable Total Return Portfolio	Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value	Pro Forma Combined Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value
Face Amount	Face Amount	Face Amount	Face Amount	Security	Value	Value	Value	Value
—	$125,000	—	$125,000	Comcast Cable Communications Holdings Inc., Notes, 8.375% due 3/15/13	—	$144,885	—	$144,885
—	175,000	—	175,000	News America Inc., 6.200% due 12/15/34	—	174,408	—	174,408

				Total Media	$50,400	319,293	—	369,693

Multi-Utilities — 0.0%
—	150,000	—	150,000	United Utilities PLC, Bonds, 4.550% due 6/19/18	—	137,002	—	137,002

Oil, Gas & Consumable Fuels — 0.0%
$100,000	—	—	100,000	Burlington Resources Finance Corp., Senior Notes, 5.600% due 12/1/06	100,514	—	—	100,514

Paper & Forest Products — 0.1%
—	150,000	—	150,000	Weyerhaeuser Co., Debentures, 7.375% due 3/15/32	—	167,267	—	167,267

Real Estate — 0.1%
—	100,000	—	100,000	Boston Properties LP, Senior Notes, 6.250% due 1/15/13	—	105,054	—	105,054
				iStar Financial Inc., Senior Notes:
75,000	—	—	75,000	4.875% due 1/15/09	73,834	—	—	73,834
—	150,000	—	150,000	Senior Notes, 6.000% due 12/15/10	—	152,476	—	152,476
—	155,000	—	155,000	Simon Property Group LP, Notes, 4.600% due 6/15/10	—	151,252	—	151,252

				Total Real Estate	73,834	408,782	—	482,616

Road & Rail — 0.1%
75,000	—	—	75,000	Burlington Northern Santa Fe Corp., Notes, 7.875% due 4/15/07	77,648	—	—	77,648
—	192,113	—	192,113	Union Pacific Corp., Pass-Through Certificates, Series 2004-1, 5.404% due 7/2/25	—	195,975	—	195,975

				Total Road & Rail	77,648	195,975	—	273,623

Semiconductors & Semiconductor Equipment — 0.0%
46,000	—	—	46,000	Amkor Technology Inc., Senior Notes, 7.750% due 5/15/13	40,250	—	—	40,250

Thrifts & Mortgage Finance — 0.1%
—	165,000	—	165,000	Astoria Financial Corp., Notes, 5.750% due 10/15/12	—	168,840	—	168,840

Wireless Telecommunication Services — 0.1%
—	125,000	—	125,000	New Cingular Wireless Services Inc., Senior Notes, 8.750% due 3/1/31	—	166,096	—	166,096
				Sprint Capital Corp., Notes:
75,000	—	—	75,000	6.000% due 1/15/07	75,752	—	—	75,752
—	135,000	—	135,000	8.375% due 3/15/12	—	156,653	—	156,653

				Total Wireless Telecommunication Services	75,752	322,749	—	398,501

				TOTAL CORPORATE BONDS & NOTES (Cost — $16,155,202)	7,711,363	8,330,150	—	16,041,513

See Notes to Pro Forma Combined Financial Statements

33

Legg Mason Partners Variable Capital and Income Portfolio	Legg Mason Partners Variable Total Return Portfolio	Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value	Pro Forma Combined Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value		Legg Mason Partners Variable Capital and Income Portfolio	Legg Mason Partners Variable Total Return Portfolio	Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value	Pro Forma Combined Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value
Face Amount	Face Amount	Face Amount	Face Amount	Security	Value	Value	Value	Value
CONVERTIBLE BONDS & NOTES — 1.1%
Airlines — 0.0%
$100,000	—	—	$100,000	Continental Airlines Inc., Series B, 4.500% due 2/1/07	$93,750	—	—	$93,750

Biotechnology — 0.4%
450,000	—	—	450,000	BioMarin Pharmaceuticals Inc., Subordinated Notes, 3.500% due 6/15/08	425,250	—	—	425,250
200,000	—	—	200,000	Enzon Pharmaceuticals Inc., Subordinated Notes, 4.500% due 7/1/08	180,500	—	—	180,500
250,000	—	—	250,000	InterMune Inc., 0.250% due 3/1/11	221,250	—	—	221,250
200,000	—	—	200,000	Isis Pharmaceuticals Inc., 5.500% due 5/1/09	176,250	—	—	176,250
200,000	—	—	200,000	NPS Pharmaceuticals Inc., Senior Notes, 3.000% due 6/15/08	173,500	—	—	173,500
200,000	—	—	200,000	Oscient Pharmaceutical Corp., 3.500% due 4/15/11	155,000	—	—	155,000

				Total Biotechnology	1,331,750	—	—	1,331,750

Commercial Services & Supplies — 0.1%
250,000	—	—	250,000	Allied Waste North America Inc., Senior Subordinated Debentures, 4.250% due 4/15/34	217,500	—	—	217,500

Communications Equipment — 0.1%
400,000	—	—	400,000	Ciena Corp., Senior Notes, 3.750% due 2/1/08	369,000	—	—	369,000
100,000	—	—	100,000	Terayon Communication Systems Inc., Subordinated Notes, 5.000% due 8/1/07	96,500	—	—	96,500

				Total Communications Equipment	465,500	—	—	465,500

Electrical Equipment — 0.0%
250,000	—	—	250,000	GrafTech International Ltd, 1.625% due 1/15/24	182,813	—	—	182,813

Media — 0.1%
				Charter Communications Inc., Senior Notes, Class A Shares:
108,000	—	—	108,000	5.875% due 11/16/09	80,865	—	—	80,865
92,000	—	—	92,000	5.875% due 11/16/09(a)	68,885	—	—	68,885
150,000	—	—	150,000	Mediacom Communications Corp., Senior Notes, 5.250% due 7/1/06	150,187	—	—	150,187

				Total Media	299,937	—	—	299,937

Oil, Gas & Consumable Fuels — 0.1%
400,000	—	—	400,000	El Paso Corp., Debentures, zero coupon bond to yield 4.364% due 2/28/21	220,000	—	—	220,000

See Notes to Pro Forma Combined Financial Statements

34

Legg Mason Partners Variable Capital and Income Portfolio	Legg Mason Partners Variable Total Return Portfolio	Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value	Pro Forma Combined Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value		Legg Mason Partners Variable Capital and Income Portfolio	Legg Mason Partners Variable Total Return Portfolio	Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value	Pro Forma Combined Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value
Face Amount	Face Amount	Face Amount	Face Amount	Security	Value	Value	Value	Value
Pharmaceuticals — 0.0%
$60,000	—	—	$60,000	Sepracor Inc., Subordinated Debentures, 5.000% due 2/15/07	$59,925	—	—	$59,925

Semiconductors & Semiconductor Equipment — 0.2%
300,000	—	—	300,000	Amkor Technology Inc., 5.000% due 3/15/07	284,625	—	—	284,625
250,000	—	—	250,000	Atmel Corp., Subordinated Notes, zero coupon bond to yield 5.035% due 5/23/21	121,250	—	—	121,250
150,000	—	—	150,000	Conexant Systems Inc., Subordinated Notes, 4.000% due 2/1/07	144,937	—	—	144,937

				Total Semiconductors & Semiconductor Equipment	550,812	—	—	550,812

Software — 0.1%
300,000	—	—	300,000	Manugistics Group Inc., Subordinated Notes, 5.000% due 11/1/07	280,875	—	—	280,875

Wireless Telecommunication Services — 0.0%
220,000	—	—	220,000	Liberty Media Corp., Senior Debentures, 4.000% due 11/15/29	130,075	—	—	130,075

				TOTAL CONVERTIBLE BONDS & NOTES (Cost — $3,787,144)	3,832,937	—	—	3,832,937

ASSET-BACKED SECURITIES — 1.1%
Automobiles — 0.5%
—	$500,000	—	500,000	ARG Funding Corp., Series 2005-1A, Class A3, 4.290% due 4/20/11(a)	—	$485,203	—	485,203
—	500,000	—	500,000	Household Automotive Trust, Series 2003-2, Class A4, 3.020% due 12/17/10	—	489,776	—	489,776
—	625,000	—	625,000	Susquehanna Auto Lease Trust, Series 2005-1, Class A3, 4.430% due 6/16/08(a)	—	620,313	—	620,313

				Total Automobiles	—	1,595,292	—	1,595,292

Diversified Financial Services — 0.0%
—	150,000	—	150,000	Atlantic City Electric Transition Funding LLC, Series 2002-1, Class A4, 5.550% due 10/20/23	—	156,165	—	156,165

Home Equity — 0.6%
250,000	—	—	250,000	Argent Securities Inc., Series 2004-W8, Class M10, 7.879% due 5/25/34(b)	246,120	—	—	246,120
279,202	—	—	279,202	Bear Stearns Asset-Backed Securities Inc.,
				Series 2005-AC4, Class M2, 5.049% due 7/25/35(b)	279,457	—	—	279,457

See Notes to Pro Forma Combined Financial Statements

35

Legg Mason Partners Variable Capital and Income Portfolio	Legg Mason Partners Variable Total Return Portfolio	Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value	Pro Forma Combined Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value		Legg Mason Partners Variable Capital and Income Portfolio	Legg Mason Partners Variable Total Return Portfolio	Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value	Pro Forma Combined Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value
Face Amount	Face Amount	Face Amount	Face Amount	Security	Value	Value	Value	Value
—	$396,711	—	$396,711	Centex Home Equity Loan Trust, Series 2003-B, Class AF4, 3.235% due 2/25/32	—	$392,225	—	$392,225
$273,370	—	—	273,370	Option One Mortgage Loan Trust, Series 2002-4, Class M2, 5.509% due 7/25/32(b)	$274,368	—	—	274,368
250,000	—	—	250,000	Renaissance Home Equity Loan Trust, Series 2003-4, Class M3, 6.279% due 3/25/34(b)	251,473	—	—	251,473
				Sail Net Interest Margin Notes:		—	—
225,745	—	—	225,745	Series 2004-AA, Class A, 4.500% due 10/27/34(a)	224,592	—	—	224,592
225,060	—	—	225,060	Series 2005-1A, Class A, 4.250% due 2/27/35(a)	223,732	—	—	223,732
—	13,582	—	13,582	Soundview Home Equity Loan Trust, Series 2000-1, Class A1F, 8.640% due 5/25/30	—	13,698	—	13,698

				Total Home Equity	1,499,742	405,923	—	1,905,665

				TOTAL ASSET-BACKED SECURITIES (Cost — $3,675,870)	1,499,742	2,157,380	—	3,657,122

COLLATERALIZED MORTGAGE OBLIGATION — 0.1%
167,924	—	—	167,924	Saco I Trust, Series 2005-2, Class A, 4.579% due 4/25/35(a)(b) (Cost $167,898)	167,957	—	—	167,957

MORTGAGE-BACKED SECURITIES — 3.4%
FHLMC — 1.1%
				Federal Home Loan Mortgage Corp. (FHLMC):
—	775,000	—	775,000	6.000% due 1/1/36(c)(d)	—	782,750	—	782,750
				Gold:
—	1,120,000	—	1,120,000	5.500% due 1/1/21-1/1/36(c)(d)	—	1,118,401	—	1,118,401
—	1,125,000	—	1,125,000	5.000% due 1/1/36(c)(d)	—	1,089,140	—	1,089,140
—	900,000	—	900,000	Federal Home Loan Mortgage Corp. (FHLMC) Gold, 5.000% due 1/1/21(c)(d)	—	891,000	—	891,000

				TOTAL FHLMC	—	3,881,291	—	3,881,291

FNMA — 2.1%
				Federal National Mortgage Association (FNMA):
—	800,000	—	800,000	5.500% due 2/15/06	—	800,770	—	800,770
—	450,000	—	450,000	6.250% due 2/1/11	—	475,766	—	475,766
—	22,270	—	22,270	7.000% due 7/1/15-2/1/29	—	23,230	—	23,230
—	830,000	—	830,000	4.500% due 1/1/21(c)(d)	—	807,694	—	807,694
—	247,320	—	247,320	6.500% due 6/1/28-7/1/28	—	254,846	—	254,846
—	32,637	—	32,637	8.000% due 1/1/31	—	34,873	—	34,873
—	6,122	—	6,122	7.500% due 3/1/31	—	6,417	—	6,417
—	1,025,000	—	1,025,000	5.000% due 1/1/36(c)(d)	—	993,289	—	993,289
—	2,050,000	—	2,050,000	5.500% due 1/1/36(c)(d)	—	2,030,140	—	2,030,140

See Notes to Pro Forma Combined Financial Statements

36

Legg Mason Partners Variable Capital and Income Portfolio	Legg Mason Partners Variable Total Return Portfolio	Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value	Pro Forma Combined Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value		Legg Mason Partners Variable Capital and Income Portfolio	Legg Mason Partners Variable Total Return Portfolio	Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value	Pro Forma Combined Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value
Face Amount	Face Amount	Face Amount	Face Amount	Security	Value	Value	Value	Value
—	$950,000	—	$950,000	6.000% due 1/1/36(c)(d)	—	$958,906	—	$958,906
—	610,000	—	610,000	6.500% due 1/1/36(c)(d)	—	625,822	—	625,822

				TOTAL FNMA	—	7,011,753	—	7,011,753

GNMA — 0.2%
				Government National Mortgage Association (GNMA):
—	250,000	—	250,000	5.000% due 1/1/36(c)(d)	—	246,719	—	246,719
—	450,000	—	450,000	5.500% due 1/1/36(c)(d)	—	452,812	—	452,812

				TOTAL GNMA	—	699,531	—	699,531

				TOTAL MORTGAGE-BACKED SECURITIES (Cost — $11,676,642)	—	11,592,575	—	11,592,575

SOVEREIGN BONDS — 0.2%
Canada — 0.1%
—	250,000	—	250,000	Province of Ontario, Unsecured Note, 3.282% due 3/28/08	—	241,958	—	241,958
Mexico — 0.1%
—	250,000	—	250,000	Corporacion Andina de Fomento, Notes, 6.875% due 3/15/12	—	272,378	—	272,378

				TOTAL SOVEREIGN BONDS (Cost — $527,644)	—	514,336	—	514,336

COMMON STOCKS — 66.4%
CONSUMER DISCRETIONARY — 10.4%

Shares	Shares	Shares	Shares
Auto Components — 0.2%
—	—	26,500	26,500	Lear Corp.	—	—	$754,190	754,190

Automobiles — 0.1%
—	3,174	—	3,174	DaimlerChrysler AG	—	161,969	—	161,969

Hotels, Restaurants & Leisure — 0.9%
500	—	—	500	Ctrip.com International Ltd., ADR*	$28,875	—	—	28,875
—	—	39,595	39,595	Expedia Inc.*	—	—	948,696	948,696
5,100	24,400	28,920	58,420	McDonald’s Corp.	171,972	822,768	975,183	1,969,923
1,500	—	—	1,500	Outback Steakhouse Inc.	62,415	—	—	62,415

				Total Hotels, Restaurants & Leisure	263,262	822,768	1,923,879	3,009,909

Household Durables — 0.0%
5,300	—	—	5,300	Newell Rubbermaid Inc.	126,034	—	—	126,034

Internet & Catalog Retail — 0.6%
—	—	25,500	25,500	Amazon.com Inc.*	—	—	1,202,325	1,202,325
—	—	33,595	33,595	IAC/InterActiveCorp.*	—	—	951,075	951,075

				Total Internet & Catalog Retail	—	—	2,153,400	2,153,400

Leisure Equipment & Products — 0.6%
—	6,600	—	6,600	Eastman Kodak Co.	—	154,440	—	154,440
—	—	58,180	58,180	Hasbro Inc.	—	—	1,174,072	1,174,072

See Notes to Pro Forma Combined Financial Statements

37

Legg Mason Partners Variable Capital and Income Portfolio	Legg Mason Partners Variable Total Return Portfolio	Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value	Pro Forma Combined Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value		Legg Mason Partners Variable Capital and Income Portfolio	Legg Mason Partners Variable Total Return Portfolio	Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value	Pro Forma Combined Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value
Shares	Shares	Shares	Shares	Security	Value	Value	Value	Value
1,300	—	—	1,300	Marvel Entertainment Inc.*	$21,294	—	—	$21,294
—	—	33,900	33,900	Mattel Inc.	—	—	$536,298	536,298

				Total Leisure Equipment & Products	21,294	$154,440	1,710,370	1,886,104

Media — 6.1%
700	—	46,765	47,465	Cablevision Systems Corp., New York Group, Class A Shares*	16,429	—	1,097,574	1,114,003
—	—	1,375	1,375	CCE Spinco Inc.*	—	—	18,012	18,012
—	—	11,000	11,000	Clear Channel Communications Inc.	—	—	345,950	345,950
—	19,395	—	19,395	Comcast Corp., Class A Shares*	—	503,494	—	503,494
—	—	129,870	129,870	Comcast Corp., Special Class A Shares*	—	—	3,336,360	3,336,360
—	27,989	—	27,989	DIRECTV Group Inc.*	—	395,205	—	395,205
—	2,187	16,958	19,145	Discovery Holding Co., Class A Shares*	—	33,133	256,914	290,047
6,800	—	—	6,800	EchoStar Communications Corp., Class A Shares*	184,756	—	—	184,756
2,600	—	117,500	120,100	Interpublic Group of Cos. Inc.*	25,090	—	1,133,875	1,158,965
1,500	1,312	3,554	6,366	Liberty Global Inc., Class A Shares*	33,750	29,520	79,965	143,235
4,900	1,312	3,554	9,766	Liberty Global Inc., Series C Shares*	103,880	27,815	75,345	207,040
4,400	21,875	226,585	252,860	Liberty Media Corp., Class A Shares*	34,628	172,156	1,783,224	1,990,008
—	102,260	—	102,260	News Corp., Class A Shares	—	1,590,143	—	1,590,143
3,200	—	80,270	83,470	News Corp., Class B Shares	53,152	—	1,333,285	1,386,437
—	—	61,000	61,000	Pearson PLC, Sponsored ADR	—	—	724,070	724,070
400	—	—	400	R.H. Donnelley Corp.*	24,648	—	—	24,648
1,100	—	—	1,100	Regal Entertainment Group, Class A Shares	20,922	—	—	20,922
10,000	—	—	10,000	SES Global SA, FDR	175,143	—	—	175,143
1,700	53,000	171,195	225,895	Time Warner Inc.	29,648	924,320	2,985,641	3,939,609
—	—	117,980	117,980	Walt Disney Co.	—	—	2,827,981	2,827,981

				Total Media	702,046	3,675,786	15,998,196	20,376,028

Multiline Retail — 0.1%
3,500	—	—	3,500	Family Dollar Stores Inc.	86,765	—	—	86,765
4,000	—	—	4,000	J.C. Penney Co. Inc.	222,400	—	—	222,400

				Total Multiline Retail	309,165	—	—	309,165

Specialty Retail — 1.8%
1,800	—	23,500	25,300	Bed Bath & Beyond Inc.*	65,070	—	849,525	914,595
2,200	—	—	2,200	Best Buy Co. Inc.	95,656	—	—	95,656
—	—	48,660	48,660	Charming Shoppes Inc.*	—	—	642,312	642,312
—	33,800	74,005	107,805	Home Depot Inc.	—	1,368,224	2,995,722	4,363,946
2,100	—	—	2,100	Sherwin-Williams Co.	95,382	—	—	95,382

				Total Specialty Retail	256,108	1,368,224	4,487,559	6,111,891

				TOTAL CONSUMER DISCRETIONARY	1,677,909	6,183,187	27,027,594	34,888,690

See Notes to Pro Forma Combined Financial Statements

38

Legg Mason Partners Variable Capital and Income Portfolio	Legg Mason Partners Variable Total Return Portfolio	Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value	Pro Forma Combined Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value		Legg Mason Partners Variable Capital and Income Portfolio	Legg Mason Partners Variable Total Return Portfolio	Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value	Pro Forma Combined Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value
Shares	Shares	Shares	Shares	Security	Value	Value	Value	Value
CONSUMER STAPLES — 5.5%
Beverages — 1.7%
—	13,500	—	13,500	Anheuser-Busch Cos. Inc.	—	$579,960	—	$579,960
—	19,200	41,605	60,805	Coca-Cola Co.	—	773,952	$1,677,098	2,451,050
—	—	6,000	6,000	Molson Coors Brewing Co., Class B Shares	—	—	401,940	401,940
1,200	16,900	22,535	40,635	PepsiCo Inc.	$70,896	998,452	1,331,368	2,400,716

				Total Beverages	70,896	2,352,364	3,410,406	5,833,666

Food & Staples Retailing — 1.1%
9,500	—	—	9,500	Kroger Co.*	179,360	—	—	179,360
—	—	34,070	34,070	Safeway Inc.	—	—	806,096	806,096
4,000	26,600	28,500	59,100	Wal-Mart Stores Inc.	187,200	1,244,880	1,333,800	2,765,880

				Total Food & Staples Retailing	366,560	1,244,880	2,139,896	3,751,336

Food Products — 1.3%
—	9,800	—	9,800	H.J. Heinz Co.	—	330,456	—	330,456
2,500	—	—	2,500	Hormel Foods Corp.	81,700	—	—	81,700
1,200	—	—	1,200	Kellogg Co.	51,864	—	—	51,864
—	—	31,500	31,500	Kraft Foods Inc., Class A Shares	—	—	886,410	886,410
2,600	—	—	2,600	McCormick & Co. Inc., Non Voting Shares	80,392	—	—	80,392
3,500	13,900	—	17,400	Sara Lee Corp.	66,150	262,710	—	328,860
—	—	38,000	38,000	Unilever PLC, Sponsored ADR	—	—	1,524,560	1,524,560
—	—	19,390	19,390	Wm. Wrigley Jr. Co.	—	—	1,289,241	1,289,241

				Total Food Products	280,106	593,166	3,700,211	4,573,483

Household Products — 1.3%
—	5,800	—	5,800	Colgate-Palmolive Co.	—	318,130	—	318,130
3,400	6,000	—	9,400	Kimberly-Clark Corp.	202,810	357,900	—	560,710
1,087	20,600	36,591	58,278	Procter & Gamble Co.	62,916	1,192,328	2,117,887	3,373,131

				Total Household Products	265,726	1,868,358	2,117,887	4,251,971

Tobacco — 0.1%
3,300	—	—	3,300	Altria Group Inc.	246,576	—	—	246,576

				TOTAL CONSUMER STAPLES	1,229,864	6,058,768	11,368,400	18,657,032

ENERGY — 6.3%
Energy Equipment & Services — 2.9%
—	—	15,000	15,000	Baker Hughes Inc.	—	—	911,700	911,700
2,600	9,000	—	11,600	Diamond Offshore Drilling Inc.	180,856	626,040	—	806,896
4,300	—	—	4,300	ENSCO International Inc.	190,705	—	—	190,705
3,600	—	17,760	21,360	GlobalSantaFe Corp.	173,340	—	855,144	1,028,484
—	—	18,375	18,375	Grant Prideco Inc.*	—	—	810,705	810,705
1,500	13,000	—	14,500	Halliburton Co.	92,940	805,480	—	898,420
4,200	—	—	4,200	Patterson-UTI Energy Inc.	138,390	—	—	138,390
4,700	—	—	4,700	Pride International Inc.*	144,525	—	—	144,525
3,000	—	—	3,000	Rowan Cos. Inc.	106,920	—	—	106,920

See Notes to Pro Forma Combined Financial Statements

39

Legg Mason Partners Variable Capital and Income Portfolio	Legg Mason Partners Variable Total Return Portfolio	Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value	Pro Forma Combined Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value		Legg Mason Partners Variable Capital and Income Portfolio	Legg Mason Partners Variable Total Return Portfolio	Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value	Pro Forma Combined Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value
Shares	Shares	Shares	Shares	Security	Value	Value	Value	Value
—	7,100	—	7,100	Schlumberger Ltd.	—	$689,765	—	$689,765
—	34,700	—	34,700	Transocean Inc.*	—	2,418,243	—	2,418,243
—	—	47,040	47,040	Weatherford International Ltd.*	—		$1,702,848	1,702,848

				Total Energy Equipment & Services	$1,027,676	4,539,528	4,280,397	9,847,601

Oil, Gas & Consumable Fuels — 3.4%
—	3,800	—	3,800	Amerada Hess Corp.	—	481,916	—	481,916
—	—	22,220	22,220	Anadarko Petroleum Corp.	—	—	2,105,345	2,105,345
—	4,800	17,450	22,250	BP PLC, Sponsored ADR	—	308,256	1,120,639	1,428,895
—	—	15,300	15,300	Chevron Corp.	—	—	868,581	868,581
3,900	—	—	3,900	CNX Gas Corp. (a)*	80,925	—	—	80,925
—	8,800	38,855	47,655	Exxon Mobil Corp.	—	494,296	2,182,485	2,676,781
4,500	—	—	4,500	Marathon Oil Corp.	274,365	—	—	274,365
—	—	19,420	19,420	Murphy Oil Corp.	—	—	1,048,486	1,048,486
4,400	—	—	4,400	Nexen Inc.	209,572	—	—	209,572
3,000	—	—	3,000	OPTI Canada Inc.*	98,212	—	—	98,212
—	4,200	—	4,200	Royal Dutch Shell PLC, ADR, Class A Shares	—	258,258	—	258,258
1,400	—	—	1,400	Suncor Energy Inc.	88,382	—	—	88,382
3,850	—	—	3,850	Total SA, Sponsored ADR	486,640	—	—	486,640
5,900	—	44,850	50,750	Williams Cos. Inc.	136,703	—	1,039,175	1,175,878

				Total Oil, Gas & Consumable Fuels	1,374,799	1,542,726	8,364,711	11,282,236

				TOTAL ENERGY	2,402,475	6,082,254	12,645,108	21,129,837

FINANCIALS — 12.3%
Capital Markets — 3.0%
—	63,700	—	63,700	Bank of New York Co. Inc.	—	2,028,845	—	2,028,845
300	—	5,000	5,300	Goldman Sachs Group Inc.	38,313	—	638,550	676,863
300	—	15,285	15,585	Lehman Brothers Holdings Inc.	38,451	—	1,959,079	1,997,530
1,600	19,400	44,960	65,960	Merrill Lynch & Co. Inc.	108,368	1,313,962	3,045,141	4,467,471
—	—	16,380	16,380	State Street Corp.	—	—	908,107	908,107

				Total Capital Markets	185,132	3,342,807	6,550,877	10,078,816

Commercial Banks — 1.4%
5,100	40,144	—	45,244	Bank of America Corp.	235,365	1,852,646	—	2,088,011
—	5,600	—	5,600	Mercantile Bankshares Corp.	—	316,064	—	316,064
—	5,400	—	5,400	SunTrust Banks Inc.	—	392,904	—	392,904
500	29,000	—	29,500	Wachovia Corp.	26,430	1,532,940	—	1,559,370
4,650	—	—	4,650	Wells Fargo & Co.	292,159	—	—	292,159
500	—	—	500	Zions Bancorporation	37,780	—	—	37,780

				Total Commercial Banks	591,734	4,094,554	—	4,686,288

Consumer Finance — 1.3%
3,230	20,700	30,085	54,015	American Express Co.	166,216	1,065,222	1,548,174	2,779,612
6,002	—	—	6,002	Capital One Financial Corp.	518,573	—	—	518,573
—	—	41,990	41,990	MBNA Corp.	—	—	1,140,029	1,140,029

				Total Consumer Finance	684,789	1,065,222	2,688,203	4,438,214

Diversified Financial Services — 1.6%
—	4,140	5,417	9,557	Ameriprise Financial Inc.	—	169,740	222,097	391,837
3,500	78,500	40,554	122,554	JPMorgan Chase & Co.	138,915	3,115,665	1,609,588	4,864,168

				Total Diversified Financial Services	138,915	3,285,405	1,831,685	5,256,005

See Notes to Pro Forma Combined Financial Statements

40

Legg Mason Partners Variable Capital and Income Portfolio	Legg Mason Partners Variable Total Return Portfolio	Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value	Pro Forma Combined Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value		Legg Mason Partners Variable Capital and Income Portfolio	Legg Mason Partners Variable Total Return Portfolio	Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value	Pro Forma Combined Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value
Shares	Shares	Shares	Shares	Security	Value	Value	Value	Value
Insurance — 3.2%
2,700	—	—	2,700	AFLAC Inc.	$125,334	—	—	$125,334
—	—	11,925	11,925	Ambac Financial Group Inc.	—	—	$918,941	918,941
1,100	22,000	39,050	62,150	American International Group Inc.	75,053	$1,501,060	2,664,381	4,240,494
18	575	355	948	Berkshire Hathaway Inc., Class B Shares*	52,839	1,687,912	1,042,103	2,782,854
1,700	5,600	17,310	24,610	Chubb Corp.	166,005	546,840	1,690,321	2,403,166
300	—	—	300	Hartford Financial Services Group Inc.	25,767	—	—	25,767
—	12,300	—	12,300	Horace Mann Educators Corp.	—	233,208	—	233,208

				Total Insurance	444,998	3,969,020	6,315,746	10,729,764

Real Estate — 0.6%
800	—	—	800	Alexandria Real Estate Equities Inc.	64,400	—	—	64,400
2,800	—	—	2,800	AMB Property Corp.	137,676	—	—	137,676
1,900	—	—	1,900	Archstone-Smith Trust	79,591	—	—	79,591
1,300	—	—	1,300	Avalonbay Communities Inc.	116,025	—	—	116,025
1,500	—	—	1,500	BioMed Realty Trust Inc.	36,600	—	—	36,600
800	—	—	800	Boston Properties Inc.	59,304	—	—	59,304
500	—	—	500	BRE Properties Inc., Class A Shares	22,740	—	—	22,740
1,100	—	—	1,100	CarrAmerica Realty Corp.	38,093	—	—	38,093
500	—	—	500	Developers Diversified Realty Corp.	23,510	—	—	23,510
900	—	—	900	Duke Realty Corp.	30,060	—	—	30,060
2,100	—	—	2,100	Equity Office Properties Trust	63,693	—	—	63,693
2,400	—	—	2,400	Equity Residential	93,888	—	—	93,888
1,200	—	—	1,200	Federal Realty Investment Trust	72,780	—	—	72,780
2,800	—	—	2,800	General Growth Properties Inc.	131,572	—	—	131,572
600	—	—	600	Global Signal Inc.	25,896	—	—	25,896
1,300	—	—	1,300	Gramercy Capital Corp.	29,614	—	—	29,614
400	—	—	400	Heritage Property Investment Trust	13,360	—	—	13,360
1,200	—	—	1,200	Highwoods Properties Inc.	34,140	—	—	34,140
1,300	—	—	1,300	iStar Financial Inc.	46,345	—	—	46,345
1,100	—	—	1,100	Kimco Realty Corp.	35,288	—	—	35,288
300	—	—	300	Macerich Co.	20,142	—	—	20,142
300	—	—	300	Pan Pacific Retail Properties Inc.	20,067	—	—	20,067
4,100	—	—	4,100	ProLogis	191,552	—	—	191,552
1,600	—	—	1,600	PS Business Parks Inc.	78,720	—	—	78,720
900	—	—	900	Public Storage Inc.	60,948	—	—	60,948
1,100	—	—	1,100	Reckson Associates Realty Corp.	39,578	—	—	39,578
1,300	—	—	1,300	Republic Property Trust*	15,600	—	—	15,600
1,700	—	—	1,700	Simon Property Group Inc.	130,271	—	—	130,271
2,000	—	—	2,000	SL Green Realty Corp.	152,780	—	—	152,780
1,200	—	—	1,200	Vornado Realty Trust	100,164	—	—	100,164

				Total Real Estate	1,964,397	—	—	1,964,397

See Notes to Pro Forma Combined Financial Statements

41

Legg Mason Partners Variable Capital and Income Portfolio	Legg Mason Partners Variable Total Return Portfolio	Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value	Pro Forma Combined Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value		Legg Mason Partners Variable Capital and Income Portfolio	Legg Mason Partners Variable Total Return Portfolio	Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value	Pro Forma Combined Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value
Shares	Shares	Shares	Shares	Security	Value	Value	Value	Value
Thrifts & Mortgage Finance — 1.2%
4,100	8,600	—	12,700	Freddie Mac	$267,935	$562,010	—	$829,945
3,650	—	—	3,650	Golden West Financial Corp.	240,900	—	—	240,900
—	—	24,365	24,365	MGIC Investment Corp.	—	—	$1,603,704	1,603,704
—	—	38,000	38,000	PMI Group Inc.	—	—	1,560,660	1,560,660

				Total Thrifts & Mortgage Finance	508,835	562,010	3,164,364	4,235,209

				TOTAL FINANCIALS	4,518,800	16,319,018	20,550,875	41,388,693

HEALTH CARE — 10.9%
Biotechnology — 4.1%
5,400	—	—	5,400	Abgenix Inc.*	116,154	—	—	116,154
—	—	1,690	1,690	Alkermes Inc.*	—	—	32,313	32,313
1,800	—	35,500	37,300	Amgen Inc.*	141,948	—	2,799,530	2,941,478
—	—	75,455	75,455	Biogen Idec Inc.*	—	—	3,420,375	3,420,375
—	—	52,545	52,545	Chiron Corp.*	—	—	2,336,151	2,336,151
2,100	—	—	2,100	CV Therapeutics Inc.*	51,933	—	—	51,933
4,200	—	—	4,200	Cytori Therapeutics Inc.*	34,650	—	—	34,650
700	—	15,850	16,550	Genentech Inc.*	64,750	—	1,466,125	1,530,875
1,500	—	14,425	15,925	Genzyme Corp.*	106,170	—	1,021,001	1,127,171
—	—	33,500	33,500	ImClone Systems Inc.*	—	—	1,147,040	1,147,040
2,100	—	—	2,100	InterMune Inc.*	35,280	—	—	35,280
700	—	—	700	Invitrogen Corp.*	46,648	—	—	46,648
—	—	96,650	96,650	Millennium Pharmaceuticals Inc.*	—	—	937,505	937,505
2,500	—	—	2,500	Protein Design Labs Inc.*	71,050	—	—	71,050
1,484	—	—	1,484	Vertex Pharmaceuticals Inc.*	41,062	—	—	41,062

				Total Biotechnology	709,645	—	13,160,040	13,869,685

Health Care Equipment & Supplies — 0.1%
3,100	—	—	3,100	Boston Scientific Corp.*	75,919	—	—	75,919
2,500	—	—	2,500	DJ Orthopedics Inc.*	68,950	—	—	68,950

				Total Health Care Equipment & Supplies	144,869	—	—	144,869

Health Care Providers & Services — 1.1%
300	—	—	300	Aetna Inc.	28,293	—	—	28,293
—	4,300	—	4,300	CIGNA Corp.	—	480,310	—	480,310
1,700	—	—	1,700	Coventry Health Care Inc.*	96,832	—	—	96,832
2,500	—	—	2,500	DaVita Inc.*	126,600	—	—	126,600
2,870		38,780	41,650	UnitedHealth Group Inc.	178,342	—	2,409,789	2,588,131
4,300	—	—	4,300	WellPoint Inc.*	343,097	—	—	343,097

				Total Health Care Providers & Services	773,164	480,310	2,409,789	3,663,263

Pharmaceuticals — 5.6%
4,000	31,400	38,910	74,310	Abbott Laboratories	157,720	1,238,102	1,534,221	2,930,043
—	6,800	—	6,800	Bristol-Myers Squibb Co.	—	156,264	—	156,264
—	—	15,000	15,000	Eli Lilly & Co.	—	—	848,850	848,850
—	—	41,260	41,260	Forest Laboratories Inc.*	—	—	1,678,457	1,678,457
1,100	—	23,350	24,450	GlaxoSmithKline PLC, Sponsored ADR	55,528	—	1,178,708	1,234,236
—	—	53,875	53,875	Johnson & Johnson	—	—	3,237,888	3,237,888
—	11,600	—	11,600	Merck & Co. Inc.	—	368,996	—	368,996

See Notes to Pro Forma Combined Financial Statements

42

Legg Mason Partners Variable Capital and Income Portfolio	Legg Mason Partners Variable Total Return Portfolio	Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value	Pro Forma Combined Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value		Legg Mason Partners Variable Capital and Income Portfolio	Legg Mason Partners Variable Total Return Portfolio	Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value	Pro Forma Combined Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value
Shares	Shares	Shares	Shares	Security	Value	Value	Value	Value
3,800	—	15,000	18,800	Novartis AG, Sponsored ADR	$199,424	—	$787,200	$986,624
4,600	31,058	139,673	175,331	Pfizer Inc.	107,272	$724,273	3,257,174	4,088,719
900	—	—	900	Sanofi-Aventis	78,868	—	—	78,868
2,500	—	—	2,500	Sanofi-Aventis, ADR	109,750	—	—	109,750
8,500	—	—	8,500	Schering-Plough Corp.	177,225	—	—	177,225
1,400	—	—	1,400	Sepracor Inc.*	72,240	—	—	72,240
1,000	—	—	1,000	Teva Pharmaceutical Industries Ltd., Sponsored ADR	43,010	—	—	43,010
3,900	22,400	34,695	60,995	Wyeth	179,673	1,031,968	1,598,399	2,810,040

				Total Pharmaceuticals	1,180,710	3,519,603	14,120,897	18,821,210

				TOTAL HEALTH CARE	2,808,388	3,999,913	29,690,726	36,499,027

INDUSTRIALS — 5.5%
Aerospace & Defense — 1.6%
6,400	—	11,020	17,420	Boeing Co.	449,536	—	774,045	1,223,581
—	—	38,000	38,000	Honeywell International Inc.	—	—	1,415,500	1,415,500
—	—	16,560	16,560	L-3 Communications Holdings Inc.	—	—	1,231,236	1,231,236
4,700	—	34,815	39,515	Raytheon Co.	188,705	—	1,397,822	1,586,527

				Total Aerospace & Defense	638,241	—	4,818,603	5,456,844

Air Freight & Logistics — 0.0%
—	1,600	—	1,600	United Parcel Service Inc., Class B Shares	—	120,240	—	120,240

Airlines — 0.4%
—	—	74,800	74,800	Southwest Airlines Co.	—	—	1,228,964	1,228,964

Building Products — 0.1%
4,000	—	—	4,000	American Standard Cos. Inc.	159,800	—	—	159,800
4,000	—	—	4,000	Masco Corp.	120,760	—	—	120,760

				Total Building Products	280,560	—	—	280,560

Commercial Services & Supplies — 0.0%
1,000	—	—	1,000	Avery Dennison Corp.	55,270	—	—	55,270

Construction & Engineering — 0.0%
2,000	—	—	2,000	Chicago Bridge & Iron Co. NV, New York Shares	50,420	—	—	50,420

Electrical Equipment — 0.5%
—	—	22,505	22,505	Emerson Electric Co.	—	—	1,681,124	1,681,124

Industrial Conglomerates — 2.0%
—	7,000	—	7,000	3M Co.	—	542,500	—	542,500
12,700	48,300	52,010	113,010	General Electric Co.	445,135	1,692,915	1,822,950	3,961,000
—	—	78,950	78,950	Tyco International Ltd.	—	—	2,278,497	2,278,497

				Total Industrial Conglomerates	445,135	2,235,415	4,101,447	6,781,997

Machinery — 0.6%
—	—	20,830	20,830	Caterpillar Inc.	—	—	1,203,349	1,203,349
—	—	34,090	34,090	Pall Corp.	—	—	915,657	915,657

				Total Machinery	—	—	2,119,006	2,119,006

See Notes to Pro Forma Combined Financial Statements

43

Legg Mason Partners Variable Capital and Income Portfolio	Legg Mason Partners Variable Total Return Portfolio	Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value	Pro Forma Combined Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value		Legg Mason Partners Variable Capital and Income Portfolio	Legg Mason Partners Variable Total Return Portfolio	Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value	Pro Forma Combined Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value
Shares	Shares	Shares	Shares	Security	Value	Value	Value	Value
Road & Rail — 0.3%
—	10,500	—	10,500	Canadian National Railway Co.	—	$839,895	—	$839,895

Trading Companies & Distributors — 0.0%
700	—	—	700	MSC Industrial Direct Co. Inc., Class A Shares	$28,154	—	—	28,154

				TOTAL INDUSTRIALS	1,497,780	3,195,550	$13,949,144	18,642,474

INFORMATION TECHNOLOGY — 11.5%
Communications Equipment — 2.5%
9,204	—	—	9,204	ADC Telecommunications Inc.*	205,617	—	—	205,617
—	44,400	171,510	215,910	Cisco Systems Inc.*	—	760,128	2,936,251	3,696,379
5,200	—	—	5,200	Comverse Technology Inc.*	138,268	—	—	138,268
—	260,200	125,000	385,200	Lucent Technologies Inc.*	—	692,132	332,500	1,024,632
—	54,800	45,115	99,915	Motorola Inc.	—	1,237,932	1,019,148	2,257,080
6,100	—	46,740	52,840	Nokia Oyj, Sponsored ADR	111,630	—	855,342	966,972
23,300	—	—	23,300	Nortel Networks Corp.*	71,298	—	—	71,298

				Total Communications Equipment	526,813	2,690,192	5,143,241	8,360,246

Computers & Peripherals — 2.3%
—	—	45,080	45,080	Dell Inc.*	—	—	1,351,949	1,351,949
—	34,919	—	34,919	Hewlett-Packard Co.	—	999,731	—	999,731
—	22,900	10,360	33,260	International Business Machines Corp.	—	1,882,380	851,592	2,733,972
—	—	101,085	101,085	Maxtor Corp.*	—	—	701,530	701,530
—	—	17,860	17,860	SanDisk Corp.*	—	—	1,121,965	1,121,965
18,300	179,800	—	198,100	Sun Microsystems Inc.*	76,677	753,362	—	830,039

				Total Computers & Peripherals	76,677	3,635,473	4,027,036	7,739,186

Electronic Equipment & Instruments — 0.3%
—	—	28,775	28,775	Agilent Technologies Inc.*	—	—	957,920	957,920
200	—	—	200	Dolby Laboratories Inc., Class A Shares*	3,410	—	—	3,410

				Total Electronic Equipment & Instruments	3,410	—	957,920	961,330

Internet Software & Services — 0.3%
1,900	—	—	1,900	Digitas Inc.*	23,788	—	—	23,788
2,000	—	—	2,000	Jupitermedia Corp.*	29,560	—	—	29,560
1,700	—	—	1,700	Openwave Systems Inc.*	29,699	—	—	29,699
—	—	28,000	28,000	Yahoo! Inc.*	—	—	1,097,040	1,097,040

				Total Internet Software & Services	83,047	—	1,097,040	1,180,087

IT Services — 0.0%
800	—	—	800	IHS Inc., Class A Shares*	16,416	—	—	16,416
1,800	—	—	1,800	Wright Express Corp.*	39,600	—	—	39,600

				Total IT Services	56,016	—	—	56,016

Semiconductors & Semiconductor Equipment — 3.7%
3,800	—	47,500	51,300	Applied Materials Inc.	68,172	—	852,150	920,322
3,300	—	—	3,300	ASML Holding NV, NY Registered Shares*	66,264	—	—	66,264

See Notes to Pro Forma Combined Financial Statements

44

Legg Mason Partners Variable Capital and Income Portfolio	Legg Mason Partners Variable Total Return Portfolio	Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value	Pro Forma Combined Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value		Legg Mason Partners Variable Capital and Income Portfolio	Legg Mason Partners Variable Total Return Portfolio	Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value	Pro Forma Combined Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value
Shares	Shares	Shares	Shares	Security	Value	Value	Value	Value
—	—	505	505	Cabot Microelectronics Corp.*	—	—	$14,812	$14,812
—	—	23,215	23,215	Cree Inc.*	—	—	585,947	585,947
—	6,050	—	6,050	Freescale Semiconductor Inc., Class B Shares*	—	$152,278	—	152,278
5,900	5,200	73,290	84,390	Intel Corp.	$147,264	129,792	1,829,318	2,106,374
1,400	—	—	1,400	Maxim Integrated Products Inc.	50,736	—	—	50,736
—	—	91,340	91,340	Micron Technology Inc.*	—	—	1,215,735	1,215,735
—	—	15,000	15,000	Novellus Systems Inc.*	—	—	361,800	361,800
—	—	124,222	124,222	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	—	—	1,231,040	1,231,040
—	49,600	125,400	175,000	Texas Instruments Inc.	—	1,590,672	4,021,578	5,612,250

				Total Semiconductors & Semiconductor Equipment	332,436	1,872,742	10,112,380	12,317,558

Software — 2.4%
1,642	—	—	1,642	Adobe Systems Inc.	60,689	—	—	60,689
—	—	22,890	22,890	Advent Software Inc.*	—	—	661,750	661,750
—	—	13,240	13,240	Autodesk Inc.	—	—	568,658	568,658
3,420	—	—	3,420	Cognos Inc.*	118,708	—	—	118,708
—	—	15,500	15,500	Electronic Arts Inc.*	—	—	810,805	810,805
—	—	65,000	65,000	Micromuse Inc.*	—	—	642,850	642,850
14,300	50,200	130,240	194,740	Microsoft Corp.	373,945	1,312,730	3,405,776	5,092,451

				Total Software	553,342	1,312,730	6,089,839	7,955,911

				TOTAL INFORMATION TECHNOLOGY	1,631,741	9,511,137	27,427,456	38,570,334

MATERIALS — 2.4%
Chemicals — 1.0%
3,600	—	—	3,600	Air Products & Chemicals Inc.	213,084	—	—	213,084
—	—	14,500	14,500	Dow Chemical Co.	—	—	635,390	635,390
3,000	—	25,000	28,000	E.I. du Pont de Nemours & Co.	127,500	—	1,062,500	1,190,000
—	—	34,080	34,080	Engelhard Corp.	—	—	1,027,512	1,027,512
—	2,283	—	2,283	Monsanto Co.	—	177,001	—	177,001

				Total Chemicals	340,584	177,001	2,725,402	3,242,987

Containers & Packaging — 0.1%
1,500	—	—	1,500	Sealed Air Corp.*	84,255	—	—	84,255
—	—	30,500	30,500	Smurfit-Stone Container Corp.*	—	—	432,185	432,185

				Total Containers & Packaging	84,255	—	432,185	516,440

Metals & Mining — 0.8%
—	32,600	51,035	83,635	Alcoa Inc.	—	963,982	1,509,105	2,473,087
4,400	—	—	4,400	Barrick Gold Corp.	122,628	—	—	122,628
4,700	—	—	4,700	Compass Minerals International Inc.	115,338	—	—	115,338

				Total Metals & Mining	237,966	963,982	1,509,105	2,711,053

See Notes to Pro Forma Combined Financial Statements

45

Legg Mason Partners Variable Capital and Income Portfolio	Legg Mason Partners Variable Total Return Portfolio	Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value	Pro Forma Combined Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value		Legg Mason Partners Variable Capital and Income Portfolio	Legg Mason Partners Variable Total Return Portfolio	Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value	Pro Forma Combined Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value
Shares	Shares	Shares	Shares	Security	Value	Value	Value	Value
Paper & Forest Products — 0.5%
—	181	—	181	Neenah Paper Inc.	—	$5,068	—	$5,068
—	—	23,340	23,340	Weyerhaeuser Co.	—	—	$1,548,375	1,548,375

				Total Paper & Forest Products	—	5,068	1,548,375	1,553,443

				TOTAL MATERIALS	$662,805	1,146,051	6,215,067	8,023,923

TELECOMMUNICATION SERVICES — 1.4%
Diversified Telecommunication Services — 0.9%
3,400	—	—	3,400	Citizens Communications Co.	41,582	—	—	41,582
2,000	—	—	2,000	PanAmSat Holding Corp.	49,000	—	—	49,000
—	23,928	—	23,928	SBC Communications Inc.	—	585,997	—	585,997
10,800	—	—	10,800	Telewest Global Inc.*	257,256	—	—	257,256
—	36,252	35,570	71,822	Verizon Communications Inc.	—	1,091,910	1,071,368	2,163,278
2,100	—	—	2,100	WiderThan Co. Ltd., ADR*	31,815	—	—	31,815

				Total Diversified Telecommunication Services	379,653	1,677,907	1,071,368	3,128,928

Wireless Telecommunication Services — 0.5%
3,900	—	—	3,900	ALLTEL Corp.	246,090	—	—	246,090
2,245	—	—	2,245	American Tower Corp., Class A Shares*	60,840	—	—	60,840
10,000	—	—	10,000	Dobson Communications Corp., Class A Shares*	75,000	—	—	75,000
1,300	—	—	1,300	Nextel Partners Inc., Class A Shares*	36,322	—	—	36,322
10,943	—	—	10,943	Sprint Nextel Corp.	255,628	—	—	255,628
—	—	48,570	48,570	Vodafone Group PLC, Sponsored ADR	—	—	1,042,798	1,042,798

				Total Wireless Telecommunication Services	673,880	—	1,042,798	1,716,678

				TOTAL TELECOMMUNICATION SERVICES	1,053,533	1,677,907	2,114,166	4,845,606

UTILITIES — 0.2%
Electric Utilities — 0.1%
—	6,600	—	6,600	American Electric Power Co. Inc.	—	244,794	—	244,794
1,400	—	—	1,400	Entergy Corp.	96,110	—	—	96,110
1,850	—	—	1,850	ITC Holdings Corp.	51,966	—	—	51,966

				Total Electric Utilities	148,076	244,794	—	392,870

Independent Power Producers & Energy Traders — 0.1%
1,400	—	—	1,400	AES Corp.*	22,162	—	—	22,162
1,400	—	—	1,400	NRG Energy Inc.*	65,968	—	—	65,968
2,100	—	—	2,100	TXU Corp.	105,399	—	—	105,399

				Total Independent Power Producers & Energy Traders	193,529	—	—	193,529

See Notes to Pro Forma Combined Financial Statements

46

Legg Mason Partners Variable Capital and Income Portfolio	Legg Mason Partners Variable Total Return Portfolio	Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value	Pro Forma Combined Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value		Legg Mason Partners Variable Capital and Income Portfolio	Legg Mason Partners Variable Total Return Portfolio	Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value	Pro Forma Combined Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value
Shares	Shares	Shares	Shares	Security	Value	Value	Value	Value
Multi-Utilities — 0.0%
2,300	—	—	2,300	Sempra Energy	$103,132	—	—	$103,132

				TOTAL UTILITIES	444,737	$244,794	—	689,531

				TOTAL COMMON STOCKS (Cost — $197,222,197)	17,928,032	54,418,579	$150,988,536	223,335,147

CONVERTIBLE PREFERRED STOCKS — 0.2%
ENERGY — 0.0%
Energy Equipment & Services — 0.0%
1,150	—	—	1,150	Hanover Compressor Capital Trust, 7.250% due 12/15/29	56,781	—	—	56,781

FINANCIALS — 0.2%
Real Estate — 0.1%
5,700	—	—	5,700	Host Marriott Finance Trust, 6.750% due 12/2/26	358,388	—		358,388
1,500	—	—	1,500	Simon Property Group Inc., 6.000% due 12/31/49	96,450	—		96,450

				Total Real Estate	454,838	—	—	454,838

Thrifts & Mortgage Finance — 0.1%
3,000	—	—	3,000	Sovereign Capital Trust IV, 4.375% due 3/1/34	132,000	—	—	132,000

				TOTAL FINANCIALS	586,838	—	—	586,838

TELECOMMUNICATION SERVICES — 0.0%
Wireless Telecommunication Services — 0.0%
221	—	—	221	Dobson Communications Corp., 6.000% due 8/19/16	37,791	—	—	37,791

				TOTAL CONVERTIBLE PREFERRED STOCKS
				(Cost — $605,662)	681,410	—	—	681,410

Contracts	Contracts	Contracts	Contracts
PURCHASED OPTION — 0.0%
60	—	—	60	S&P 500 Index, Put @ 1,200, expires 3/06
				(Cost — $66,858)	67,200	—	—	67,200

Warrants	Warrants	Warrants	Warrants
WARRANT — 0.0%
—	1,239	—	1,239	Lucent Technologies Inc., Expires 12/10/07* (Cost — $0)	—	700	—	700

				TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
				(Cost — $301,944,307)	31,888,641	82,725,019	212,476,459	327,090,119

See Notes to Pro Forma Combined Financial Statements

47

Legg Mason Partners Variable Capital and Income Portfolio	Legg Mason Partners Variable Total Return Portfolio	Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value	Pro Forma Combined Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value		Legg Mason Partners Variable Capital and Income Portfolio	Legg Mason Partners Variable Total Return Portfolio	Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value	Pro Forma Combined Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value
Face Amount	Face Amount	Face Amount	Face Amount	Security	Value	Value	Value	Value
SHORT-TERM INVESTMENTS — 6.7%
Repurchase Agreements — 6.7%
$7,557,000	$3,000,000	—	$10,557,000	Interest in $599,979,000 joint tri-party repurchase agreement dated 12/30/05 with Merrill Lynch Pierce, Fenner & Smith Inc., 4.250% due 1/3/06; Proceeds at maturity — $10,561,986; (Fully collateralized by various U.S. Treasury obligations, 0.000% to 4.500% due 1/5/06 to 11/15/15; Market value — $10,768,215)	$7,557,000	$3,000,000	—	$10,557,000
—	1,595,000	—	1,595,000	Interest in $570,630,000 joint tri-party repurchase agreement dated 12/30/05 with Banc of America Securities LLC, 4.250% due 1/3/06; Proceeds at maturity — $1,595,753; (Fully collateralized by various U.S. government agency obligations, 0.000% to 6.500% due 1/30/06 to 8/7/28; Market value — $1,626,901)(e)	—	1,595,000	—	1,595,000
—	3,000,000	—	3,000,000	Interest in $577,312,000 joint tri-party repurchase agreement dated 12/30/05 with Morgan Stanley, 4.250% due 1/3/06; Proceeds at maturity — $3,001,417; (Fully collateralized by various U.S. government agency obligations, 0.000% to 6.300% due 2/5/07 to 10/6/25; Market value — $3,091,772)(e)	—	3,000,000	—	3,000,000
—	3,000,000	—	3,000,000	Interest in $972,036,000 joint tri-party repurchase agreement dated 12/30/05 with Goldman, Sachs & Co., 4.270% due 1/3/06; Proceeds at maturity — $3,001,423; (Fully collateralized by various U.S. Treasury obligations, 2.375% to 3.875% due 1/15/08 to 4/15/32; Market value — $3,181,210)(e)	—	3,000,000	—	3,000,000
—	—	$4,058,000	4,058,000	State Street Bank & Trust Co., dated 12/30/05, 3.050% due 1/3/06; Proceeds at maturity — $4,059,375; (Fully collateralized by U.S. Treasury Bond, 5.25% due 2/15/29; Market value — $4,146,177)	—	—	$4,058,000	4,058,000

See Notes to Pro Forma Combined Financial Statements

48

Legg Mason Partners Variable Capital and Income Portfolio	Legg Mason Partners Variable Total Return Portfolio	Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value	Pro Forma Combined Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value		Legg Mason Partners Variable Capital and Income Portfolio	Legg Mason Partners Variable Total Return Portfolio	Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value	Pro Forma Combined Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value
Face Amount	Face Amount	Face Amount	Face Amount	Security	Value	Value	Value	Value
—	$343,000	—	$343,000	State Street Bank & Trust Co., dated 12/30/05, 3.050% due 1/3/06; Proceeds at maturity — $343,116; (Fully collateralized by U.S. Treasury Bond, 10.375% due 11/15/12; Market value — $352,800)	—	$343,000	—	$343,000

				TOTAL SHORT-TERM INVESTMENTS (Cost — $22,553,000)	$7,557,000	10,938,000	$4,058,000	22,553,000

				TOTAL INVESTMENTS — 104.0% (Cost — $324,497,307#)	39,445,641	93,663,019	216,534,459	349,643,119
				Liabilities in Excess of Other Assets — (4.0)%	(3,467,739)	(10,254,252)	396,009	(13,325,982)

				TOTAL NET ASSETS — 100.0%	$35,977,902	$83,408,767	$216,930,468	$336,317,137

*	Non-income producing security.
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the respective Fund’s Board of Directors/Trustees, unless otherwise noted.
(b)	Variable rate security. Coupon rates disclosed are those which are in effect at December 31, 2005.
(c)	This security is traded on a to-be-announced (“TBA”) basis.
(d)	All or a portion of this security is acquired under mortgage dollar roll agreement.
(e)	All or a portion of this security is segregated for open futures contracts, TBA’s and mortgage dollar rolls.
(f)	Convertible bonds are exchangeable for common stock of Sprint Nextel Corp.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR — American Depositary Receipt

FDR — Foreign Depositary Receipt

Financial futures contracts open at December 31, 2005 were as follows:

Fund	Contracts to Buy	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Legg Mason Partners Variable Capital and Income Portfolio	CME E-Mini S&P 500 Index	75	3/06	$4,764,287	$4,705,500	$(58,787)

See Notes to Pro Forma Combined Financial Statements

49

Statement of Assets and Liabilities

Pro Forma Combined Statement of Assets and Liabilities for Legg Mason Partners Variable Capital and Income Portfolio, Legg Mason Partners Variable Total Return Portfolio and Legg Mason Partners Variable Multiple Discipline Portfolio—Balanced All Cap Growth and Value as of December 31, 2005 (Unaudited)

	Legg Mason Partners Variable Capital and Income Portfolio	Legg Mason Partners Variable Total Return Portfolio	Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value	Pro Forma Adjustments		Pro Forma Combined Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value
ASSETS:
Investments, at cost	$30,505,639	$75,911,561	$195,527,107	—		$301,944,307
Repurchase agreements, at cost	7,557,000	10,938,000	4,058,000	—		22,553,000
Foreign currency, at cost	1,099			—		1,099

Investments, at value	$31,888,641	$82,725,019	$212,476,459	—		$327,090,119
Repurchase agreements, at value	7,557,000	10,938,000	4,058,000	—		22,553,000
Foreign currency, at value	1,113	—	—	—		1,113
Cash	538	622	1,946	—		3,106
Receivable for securities sold	124,095	—	—	—		124,095
Receivable for Fund shares sold	45,428	55,401	—	—		100,829
Dividends and interest receivable	208,851	303,870	694,348	—		1,207,069
Prepaid expenses	—	14,695	2,560	—		17,255

Total Assets	39,825,666	94,037,607	217,233,313	—		351,096,586

LIABILITIES:
Payable for securities purchased	3,782,204	9,955,882	—	—		13,738,086
Payable for Fund shares repurchased	—	560,800	95,654	—		656,454
Payable to broker—variation margin on open futures contracts	19,875	—	—	—		19,875
Management fee payable	10,855	49,583	138,841	—		199,279
Distribution fees payable	—	2,132	8,967	—		11,099
Directors’/Trustees’ fees payable	717	2,328	1,023	—		4,068
Deferred compensation payable	27	—	—	—		27
Deferred dollar roll income	—	3,795	—	—		3,795
Accrued expenses	34,086	54,320	58,360	—		146,766

Total Liabilities	3,847,764	10,628,840	302,845	—		14,779,449

Total Net Assets	$35,977,902	$83,408,767	$216,930,468	$—		$336,317,137

NET ASSETS:
Par value	$3,386	$7,341	$16,135	$(1,848)		$25,014
Paid-in capital in excess of par value	34,664,489	76,619,907	200,033,096	1,848		311,319,340
Undistributed net investment income	2,229	—	22,574	—		24,803
Accumulated net realized loss on investments, futures contracts and foreign currencies	(16,419)	(31,933)	(90,689)	—		(139,041)
Net unrealized appreciation on investments, futures contracts and foreign currencies	1,324,217	6,813,452	16,949,352	—		25,087,021

Total Net Assets	$35,977,902	$83,408,767	$216,930,468	$—		$336,317,137

Net Assets
Class I*	$35,977,902	$72,726,356	$216,930,468	(216,930,468	)(a)	$108,704,258
Class II	—	10,682,411	—	216,930,468	(a)	227,612,879

	$35,977,902	$83,408,767	$216,930,468	$—		$336,317,137

Shares Outstanding:
Class I*	3,385,767	6,411,214	16,134,642	(17,846,522	)(a)(b)	8,085,101
Class II	—	929,856	—	15,999,312	(a)(b)	16,929,168
Net Asset Value:
Class I*	$10.63	$11.34	$13.45			$13.45
Class II	—	$11.49	—			$13.45

*	Legg Mason Partners Variable Capital and Income Portfolio is a single class Fund and has no class designation.
(a)	Class I shares of Legg Mason Partners Variable Multiple Discipline Portfolio—Balanced All Cap Growth and Value will be converted to Class II shares of the Pro Forma Combined Fund.
(b)	Reflects adjustment to the number of shares outstanding due to the Reorganization.

See Notes to Pro Forma Combined Financial Statements

50

Statement of Operations

Pro Forma Combined Statement of Operations For Legg Mason Partners Variable Capital and Income Portfolio, Legg Mason Partners Variable Total Return Portfolio and Legg Mason Partners Variable Multiple Discipline Portfolio—Balanced All Cap Growth and Value For the Twelve Months Ended December 31, 2005 (Unaudited)

	Legg Mason Partners Variable Capital and Income Portfolio	Legg Mason Partners Variable Total Return Portfolio	Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value	Pro Forma Adjustments		Pro Forma Combined Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value
INVESTMENT INCOME:
Dividends	$160,432	$1,010,446	$1,633,543	—		$2,804,421
Interest	422,666	1,444,667	2,875,739	—		4,743,072
Income from securities lending	—	7,437	—	—		7,437
Less: Foreign taxes withheld	(2,747)	(3,861)	(10,441)	—		(17,049)

Total Investment Income	580,351	2,458,689	4,498,841	—		7,537,881

EXPENSES:
Management fee	130,054	650,808	1,496,007	—		2,276,869
Distribution fees	—	20,322	498,669	—		518,991
Transfer agent fees	3,080	301	5,719	$(3,266	)(a)	5,834
Shareholder reports	6,684	55,091	27,269	(12,355	)(b)	76,689
Custody fees	21,398	30,143	23,253	—		74,794
Legal fees	14,674	28,797	19,450	(41,526	)(b)	21,395
Audit and tax	16,135	29,202	25,700	(39,037	)(b)	32,000
Directors’/Trustees’ fees	1,244	12,506	24,335	—		38,085
Miscellaneous expenses	4,842	10,312	3,587	(13,941	)(b)	4,800

Total Expenses	198,111	837,482	2,123,989	(110,125)		3,049,457
Less: Fee waivers and/or expense reimbursements	(24,707)	(3,970)	(199,468)	20,548	(c)	(207,597)

Net Expenses	173,404	833,512	1,924,521	(89,577)		2,841,860

Net Investment Income	406,947	1,625,177	2,574,320	89,577		4,696,021

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCIES:
Net Realized Gain (Loss) From:
Investments	350,395	259,260	3,158,471	—		3,768,126
Foreign currency transactions	(2,245)	53	—	—		(2,192)

Net Realized Gain	348,150	259,313	3,158,471	—		3,765,934

Change in Net Unrealized Appreciation/Depreciation From:
Investments	1,383,002	771,611	3,389,794	—		5,544,407
Futures contracts	(58,787)	—	—	—		(58,787)
Foreign currencies	2	(32)	—	—		(30)

Change in Net Unrealized Appreciation/Depreciation	1,324,217	771,579	3,389,794	—		5,485,590

Net Gain on Investments and Foreign Currencies	1,672,367	1,030,892	6,548,265	—		9,251,524

Increase in Net Assets From Operations	$2,079,314	$2,656,069	$9,122,585	$89,577		$13,947,545

(a)	To adjust expenses to reflect the Combined Fund’s estimated fees and expenses based upon contractual rates in effect for Legg Mason Partners Variable Multiple Discipline Portfolio—Balanced All Cap Growth and Value.
(b)	Reflects the elimination of duplicative expenses and economies of scale achieved as a result of the proposed Reorganization.
(c)	Based upon voluntary waiver of distribution fees for Legg Mason Partners Variable Multiple Discipline Portfolio—Balanced All Cap Growth and Value.

See Notes to Pro Forma Combined Financial Statements

51

Legg Mason Partners Variable Capital and Income Portfolio and Legg Mason Partners Variable Total Return Portfolio Reorganization Into Legg Mason Partners Variable Multiple Discipline Portfolio—Balanced All Cap Growth and Value

Notes to Pro Forma Combined Financial Statements (Unaudited)

1.	Basis of Combination:

The accompanying unaudited Pro Forma Combined Statement of Assets and Liabilities, including the Pro Forma Combined Schedule of Investments at December 31, 2005 and the related Pro Forma Combined Statement of Operations (“Pro Forma Statements”) for the twelve months ended December 31, 2005, reflect the accounts of Legg Mason Partners Variable Capital and Income Portfolio and Legg Mason Partners Variable Total Return Portfolio (“Acquired Funds”) and Legg Mason Partners Variable Multiple Disciplined Portfolio—Balanced All Cap Growth and Value (“Acquiring Fund”), each a “Fund.” Following the combination, the Legg Mason Partners Variable Multiple Discipline Portfolio—Balanced All Cap Growth and Value will be the accounting survivor.

Under the terms of the Agreement and Plan of Reorganization, the exchange of assets of the Acquired Fund for shares of the Acquiring Fund will be treated as a tax-free reorganization and accordingly, the tax-free reorganization will be accounted for in an “as-if” pooling of interests. The combination would be accomplished by an acquisition of the net assets of the Acquired Funds in exchange for shares of the Acquiring Fund at net asset value. The unaudited Pro Forma Combined Schedule of Investments and the unaudited Pro Forma Combined Statement of Assets and Liabilities have been prepared as though the combination had been effective on December 31, 2005. The unaudited Pro Forma Combined Statement of Operations reflects the results of the Funds for the twelve months ended December 31, 2005 as if the reorganization occurred on January 1, 2005. These pro forma statements have been derived from the books and records of the Funds utilized in calculating daily net asset values at the dates indicated above in conformity with U.S. generally accepted accounting principles. The historical cost of investment securities will be carried forward to the surviving entity. The fiscal year-end of the Funds is December 31.

The Pro Forma Combined Financial Statements should be read in conjunction with the historical financial statements of each Fund, which are incorporated by reference in the Statement of Additional Information.

2.	Use of Estimates:

Management has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these Pro Forma Combined Financial Statements in conformity with U.S. generally accepted accounting principles for investment companies. Actual results could differ from these estimates.

3.	Investment Valuation:

Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates market value.

4.	Shares of Beneficial Interest:

The unaudited pro forma net asset value per share assumes additional shares of beneficial interest of the Acquiring Fund were issued in connection with the proposed acquisition of the Acquired Funds as of December 31, 2005. The number of additional shares issued was calculated by dividing the net asset value of each class of the Acquired Funds by the respective class net asset value per share of the Acquiring Fund.

52

5.	Pro Forma Operations:

In the Pro Forma Combined Statement of Operations certain expenses have been adjusted to reflect the expected expenses of the combined entity. The pro forma investment management fees and plan of distribution fees of the combined entity are based on the fee schedules in effect for the Acquiring Fund’s combined level of average net assets for the twelve months ended December 31, 2005.

Effective January 1, 2006, new custody contracts and transfer agency contracts were implemented for the Funds. The effects of these new contracts are not reflected in the accompanying Pro Forma Combined Statement of Operations but are reflected in the Pro Forma Fee Table.

6.	Federal Income Taxes:

It is the policy of the Funds to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute substantially all of their net investment income and net realized gains on investments, if any, to their shareholders. Therefore, no federal income tax provision is required.

53

PART C

OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Reference is made to Article VIII of Registrant’s Articles of Incorporation, Article V of Registrant’s By-Laws, paragraph 4 of the Distribution Agreement between the Registrant and Citigroup Global Markets Inc. (formerly Salomon Smith Barney Inc.) (the “CGMI Distribution Agreement”), paragraph 7 of the Amendment to the CGMI Distribution Agreement and paragraph 10 of the Distribution Agreement between Registrant and Legg Mason Investor Services, LLC.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS

1(a) Articles of Incorporation of Registrant (filed as Exhibit 1 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A and incorporated by reference herein).

1(b) Articles Supplementary and Articles of Amendment of Registrant (filed as Exhibit a(2) to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A and incorporated by reference herein).

1(c) Form of Articles of Amendment of Registrant (filed as Exhibit a(3) to the Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A filed on April 27, 2006 and incorporated by reference herein).

2 Registrant’s By-Laws (filed as Exhibit b to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A and incorporated by reference herein).

3 Not applicable.

4 Form of Agreement and Plan of Reorganization is included in Part A of the Registration Statement on Form N-14.

1

5 Not applicable.

6(a) Management Agreement between Registrant and Salomon Brothers Asset Management Inc, dated December 1, 2005 (filed as Exhibit d(3) to the Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A filed on April 27, 2006 and incorporated by reference herein) with respect to Investors Fund.

6(b) Management Agreement between Registrant and Salomon Brothers Asset Management Inc, dated December 1, 2005 (filed as Exhibit d(5) to the Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A filed on April 27, 2006 and incorporated by reference herein) with respect to Small Cap Growth Fund.

7(a) Distribution Agreement between Registrant and Citigroup Global Markets Inc. (formerly Salomon Smith Barney Inc.) dated June 5, 2001 (filed as Exhibit e(1) to Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A and incorporated by reference herein).

7(b) Amendment to Distribution Agreement between Registrant and Citigroup Global Markets Inc., dated June 1, 2001, as amended on December 1, 2005 (filed as Exhibit e(2) to the Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A filed on April 27, 2006 and incorporated by reference herein).

7(c) Distribution Agreement between Registrant and Legg Mason Investor Services, LLC, dated December 1, 2005 (filed as Exhibit e(3) to the Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A filed on April 27, 2006 and incorporated by reference herein).

8 Not applicable.

9 Custodian Services Agreement with State Street Bank & Trust Company dated January 1, 2006 (filed as Exhibit g to the Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A filed on April 27, 2006 and incorporated by reference herein).

10(a) Amended Distribution Plan for Registrant (filed as Exhibit m to the Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A filed on April 27, 2006 and incorporated by reference herein).

10(b) Form of Multiclass Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940 (filed as Exhibit (n) to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A and incorporated by reference herein).

11 Opinion and consent of Venable LLP as to the legality of the securities being registered is filed herewith.

12 Form of Opinion of Dechert LLP supporting the tax matters and consequences to shareholders discussed in the Prospectus/Proxy Statement is filed herewith.

13 Not applicable.

2

14(a) Consents of KPMG LLP are filed herewith.

14(b) Consents of PricewaterhouseCoopers LLP are filed herewith.

15 Not applicable.

16 Power of Attorney is filed herewith.

17(a) Forms of Proxy Card are filed herewith.

17(b) Statement of Additional Information of Legg Mason Partners Variable Investors Portfolio and Legg Mason Variable Small Cap Growth Portfolio dated May 1, 2006 is filed herewith.

17(c) Annual Report of Legg Mason Partners Variable Investors Portfolio for the year ended December 31, 2005 is filed herewith.

17(d) Annual Report of Legg Mason Partners Variable Investors Portfolio for the year ended December 31, 2004 is filed herewith.

17(e) Annual Report of Legg Mason Partners Variable Small Cap Growth Portfolio for the year ended December 31, 2005 is filed herewith.

17(f) Annual Report of Legg Mason Partners Variable Small Cap Growth Portfolio for the year ended December 31, 2004 is filed herewith.

17(g) Prospectus and Statement of Additional Information of Legg Mason Partners Variable Large Cap Value Portfolio dated February 28, 2006 are filed herewith.

17(h) Annual Report of Legg Mason Partners Variable Large Cap Value Portfolio for the year ended October 31, 2005 is filed herewith.

17(i) Semi-Annual Report of Legg Mason Partners Variable Large Cap Value Portfolio for the six months ended April 30, 2006 is filed herewith.

17(j) Prospectus and Statement of Additional Information of Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio dated May 1, 2006 are filed herewith.

17(k) Annual Report of Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio for the year ended December 31, 2005 is filed herewith.

17(l) Annual Report of Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio for the year ended December 31, 2004 is filed herewith.

3

17(m) Code of Ethics of Registrant and Manager (Code of Ethics of Citigroup Asset Management – North America and Certain Registered Investment Companies) (filed as Exhibit p(1) to the Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A filed on April 27, 2006 and incorporated by reference herein).

17(n) Code of Ethics of Legg Mason Investor Services, LLC (filed as Exhibit p(2) to the Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A filed on April 27, 2006 and incorporated by reference herein).

17(o) Transfer Agency and Services Agreement with PFPC Inc. dated January 1, 2006 (filed as Exhibit h(1) to the Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A filed on April 27, 2006 and incorporated by reference herein).

17(p) License Agreement between Registrant and Citigroup Inc., dated December 1, 2005 (filed as Exhibit h(2) to the Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A filed on April 27, 2006 and incorporated by reference herein).

17(q) Form of Participation Agreement (filed as Exhibit 9(c) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A and incorporated by reference herein).

17(r) License Agreement between Registrant and Legg Mason Properties, Inc. dated April 6, 2006 (filed as Exhibit h(4) to the Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A filed on April 27, 2006 and incorporated by reference herein).

17(s) Share Purchase Agreement (filed as Exhibit 13(a) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A and incorporated by reference herein).

ITEM 17. UNDERTAKINGS

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other terms of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

4

SIGNATURES

As required by the Securities Act of 1933, as amended, this registration statement has been signed on behalf of the registrant, in the City of New York and State of New York, on the 21st day of July, 2006.

LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC. on behalf of Legg Mason Partners Variable Investors Portfolio and Legg Mason Partners Variable Small Cap Growth Portfolio

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chairman, Chief Executive Officer and President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ R. Jay Gerken	Chairman, Chief Executive Officer, President and Director (Principal Executive Officer)	July 21, 2006
R. Jay Gerken

/s/ Frances M. Guggino*	Treasurer and Chief Financial Officer (Principal Financial Officer)	July 21, 2006
Frances M. Guggino

/s/ Carol L. Colman*	Director	July 21, 2006
Carol L. Colman

/s/ Daniel P. Cronin*	Director	July 21, 2006
Daniel P. Cronin

/s/ Leslie H. Gelb*	Director	July 21, 2006
Leslie H. Gelb

/s/ William R. Hutchinson*	Director	July 21, 2006
William R. Hutchinson

/s/ Riordan Roett*	Director	July 21, 2006
Riordan Roett

/s/ Jeswald W. Salacuse*	Director	July 21, 2006
Jeswald W. Salacuse

*By:	/s/ R. Jay Gerken

R. Jay Gerken, Attorney-in-Fact

5

EXHIBIT INDEX

EXHIBIT NO.	EXHIBITS

11	Opinion and consent of Venable LLP as to the legality of the securities being registered

12	Form of Opinion of Dechert LLP supporting the tax matters and consequences to shareholders discussed in the Prospectus/Proxy Statement.

14(a)	Consents of KPMG LLP.

14(b)	Consents of PricewaterhouseCoopers LLP.

16	Power of Attorney.

17(a)	Forms of Proxy Card.

17(b)	Statement of Additional Information of Legg Mason Partners Variable Investors Portfolio and Legg Mason Partners Variable Small Cap Growth Portfolio dated May 1, 2006.

17(c)	Annual Report of Legg Mason Partners Variable Investors Portfolio for the year ended December 31, 2005.

17(d)	Annual Report of Legg Mason Partners Variable Investors Portfolio for the year ended December 31, 2004.

17(e)	Annual Report of Legg Mason Partners Variable Small Cap Growth Portfolio for the year ended December 31, 2005.

17(f)	Annual Report of Legg Mason Partners Variable Small Cap Growth Portfolio for the year ended December 31, 2004.

17(g)	Prospectus and Statement of Additional Information of Legg Mason Partners Variable Large Cap Value Portfolio dated February 28, 2006.

17(h)	Annual Report of Legg Mason Partners Variable Large Cap Value Portfolio for the year ended October 31, 2005.

17(i)	Semi-Annual Report of Legg Mason Partners Variable Large Cap Value Portfolio for the six months ended April 30, 2006.

17(j)	Prospectus and Statement of Additional Information of Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio dated May 1, 2006.

17(k)	Annual Report of Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio for the year ended December 31, 2005.

17(l)	Annual Report of Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio for the year ended December 31, 2004.